Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.2%
Adient PLC *	48,082	935,676
American Axle & Manufacturing Holdings, Inc. *	68,077	447,266
Aptiv PLC *	126,442	9,805,577
Autoliv, Inc.	41,339	4,877,589
BorgWarner, Inc.	126,077	5,428,876
Dana, Inc.	74,378	1,666,811
Dorman Products, Inc. *	16,039	2,121,479
Ford Motor Co.	2,263,868	30,064,167
Fox Factory Holding Corp. *	23,427	346,485
Garrett Motion, Inc.	80,151	1,324,896
General Motors Co.	549,493	40,398,725
Gentex Corp.	126,174	2,880,553
Gentherm, Inc. *	18,964	676,446
Goodyear Tire & Rubber Co. *	165,411	1,432,459
Harley-Davidson, Inc.	68,227	1,670,879
Holley, Inc. *	36,758	156,589
LCI Industries	14,021	1,593,767
Lear Corp.	31,092	3,338,037
Mobileye Global, Inc., Class A *	90,899	1,074,426
Patrick Industries, Inc.	19,599	2,121,004
Phinia, Inc.	23,292	1,259,864
QuantumScape Corp. *	252,431	3,084,707
Rivian Automotive, Inc., Class A *	462,113	7,791,225
Solid Power, Inc. *	97,902	509,090
Standard Motor Products, Inc.	14,195	532,880
Stoneridge, Inc. *	16,000	91,360
Tesla, Inc. *	1,622,467	697,936,629
Thor Industries, Inc.	30,723	3,244,963
Visteon Corp.	15,245	1,574,046
Winnebago Industries, Inc.	16,587	600,284
XPEL, Inc. *	14,791	687,486
		829,674,241

Banks 3.7%
1st Source Corp.	9,726	607,291
Amalgamated Financial Corp.	12,143	356,397
Amerant Bancorp, Inc.	20,190	379,774
Ameris Bancorp	37,211	2,819,105
Arrow Financial Corp.	9,966	300,475
Associated Banc-Corp.	93,993	2,471,076
Atlantic Union Bankshares Corp.	83,526	2,825,685
Axos Financial, Inc. *	33,262	2,733,471
Banc of California, Inc.	76,096	1,403,210
BancFirst Corp.	11,584	1,283,971
Bancorp, Inc. *	26,713	1,711,502
Bank First Corp.	5,157	643,233
Bank of America Corp.	3,939,943	211,377,942
Bank of Hawaii Corp.	22,289	1,460,821
Bank of Marin Bancorp	7,905	213,870
Bank OZK	61,077	2,810,764
BankUnited, Inc.	42,834	1,850,857
Banner Corp.	19,245	1,208,778
Beacon Financial Corp.	48,159	1,232,389
BOK Financial Corp.	12,792	1,440,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Burke & Herbert Financial Services Corp.	7,558	493,084
Business First Bancshares, Inc.	14,412	375,000
Byline Bancorp, Inc.	19,636	548,237
Cadence Bank	106,811	4,255,350
Camden National Corp.	10,417	421,264
Capital City Bank Group, Inc.	8,000	335,360
Capitol Federal Financial, Inc.	72,965	482,299
Cathay General Bancorp	41,000	1,986,040
Central Pacific Financial Corp.	14,712	437,535
Citigroup, Inc.	1,064,921	110,325,816
Citizens Financial Group, Inc.	249,319	13,488,158
Citizens Financial Services, Inc.	2,266	126,647
City Holding Co.	7,825	949,251
CNB Financial Corp.	17,211	446,109
Coastal Financial Corp. *	6,877	765,754
Columbia Banking System, Inc.	171,798	4,762,241
Columbia Financial, Inc. *	18,040	285,573
Comerica, Inc.	75,257	6,049,158
Commerce Bancshares, Inc.	71,497	3,854,403
Community Financial System, Inc.	31,199	1,770,855
Community Trust Bancorp, Inc.	8,318	461,649
ConnectOne Bancorp, Inc.	29,532	746,274
Cullen/Frost Bankers, Inc.	37,153	4,596,569
Customers Bancorp, Inc. *	17,529	1,207,748
CVB Financial Corp.	74,957	1,475,154
Dime Community Bancshares, Inc.	23,671	671,073
Eagle Bancorp, Inc.	17,500	331,975
East West Bancorp, Inc.	80,096	8,546,243
Eastern Bankshares, Inc.	112,441	2,117,264
Enterprise Financial Services Corp.	20,639	1,127,096
Equity Bancshares, Inc., Class A	7,993	348,015
Esquire Financial Holdings, Inc.	3,900	398,034
FB Financial Corp.	23,233	1,297,795
Fifth Third Bancorp	382,814	16,637,096
Financial Institutions, Inc.	12,266	375,340
First BanCorp	95,311	1,884,299
First Bancorp/Southern Pines NC	22,880	1,167,109
First Busey Corp.	52,148	1,227,564
First Citizens BancShares, Inc., Class A	6,057	11,374,380
First Commonwealth Financial Corp.	59,597	968,451
First Community Bankshares, Inc.	9,732	325,243
First Financial Bancorp	53,456	1,329,985
First Financial Bankshares, Inc.	74,578	2,329,817
First Financial Corp.	6,687	390,320
First Foundation, Inc. *	44,301	235,681
First Hawaiian, Inc.	73,237	1,825,066
First Horizon Corp.	291,082	6,502,772
First Interstate BancSystem, Inc., Class A	51,054	1,676,613
First Merchants Corp.	34,018	1,253,223
First Mid Bancshares, Inc.	11,727	446,330
Firstsun Capital Bancorp *	5,903	197,337
Five Star Bancorp	10,105	348,521
Flagstar Bank NA	178,127	2,180,275
Flushing Financial Corp.	21,896	359,313
FNB Corp.	208,698	3,472,735
Fulton Financial Corp.	104,456	1,895,876
GBank Financial Holdings, Inc. *	5,200	176,072
German American Bancorp, Inc.	21,475	852,558

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Glacier Bancorp, Inc.	74,208	3,138,998
Great Southern Bancorp, Inc.	4,752	285,880
Hancock Whitney Corp.	48,965	2,966,789
Hanmi Financial Corp.	15,737	434,656
HBT Financial, Inc.	6,770	163,834
Heritage Commerce Corp.	33,012	359,501
Heritage Financial Corp.	19,785	473,653
Hilltop Holdings, Inc.	24,721	848,425
Hingham Institution For Savings (a)	1,200	351,492
Home BancShares, Inc.	108,068	3,032,388
HomeTrust Bancshares, Inc.	8,573	351,579
Hope Bancorp, Inc.	80,095	850,609
Horizon Bancorp, Inc.	22,694	388,975
Huntington Bancshares, Inc.	907,570	14,793,391
Independent Bank Corp.	27,899	2,010,123
Independent Bank Corp., MI	12,311	401,954
International Bancshares Corp.	30,981	2,059,617
JPMorgan Chase & Co.	1,589,862	497,753,995
Kearny Financial Corp.	41,174	282,865
KeyCorp	537,547	9,880,114
Lakeland Financial Corp.	14,570	848,848
Live Oak Bancshares, Inc.	19,301	616,088
M&T Bank Corp.	90,197	17,157,273
Mechanics Bancorp, Class A *	11,000	170,940
Mercantile Bank Corp.	7,839	360,437
Metrocity Bankshares, Inc.	8,494	226,365
Metropolitan Bank Holding Corp.	5,405	403,267
Mid Penn Bancorp, Inc.	12,019	350,835
Midland States Bancorp, Inc.	11,502	187,023
MidWestOne Financial Group, Inc.	12,000	474,840
National Bank Holdings Corp., Class A	20,859	776,163
NB Bancorp, Inc.	21,592	422,987
NBT Bancorp, Inc.	30,250	1,254,165
Nicolet Bankshares, Inc.	7,252	913,607
Northeast Bank	4,200	373,296
Northfield Bancorp, Inc.	23,206	249,465
Northpointe Bancshares, Inc.	5,900	102,896
Northwest Bancshares, Inc.	83,786	1,002,081
OceanFirst Financial Corp.	34,397	648,383
OFG Bancorp	25,842	1,026,703
Old National Bancorp	201,708	4,383,115
Old Second Bancorp, Inc.	32,353	609,854
Origin Bancorp, Inc.	16,455	598,797
Orrstown Financial Services, Inc.	11,541	412,706
Park National Corp.	8,336	1,279,993
Pathward Financial, Inc.	13,549	974,173
Peapack-Gladstone Financial Corp.	7,818	211,086
Peoples Bancorp, Inc.	20,702	613,400
Pinnacle Financial Partners, Inc.	44,902	4,116,615
PNC Financial Services Group, Inc.	227,611	43,409,970
Popular, Inc.	39,356	4,514,527
Preferred Bank	6,654	628,204
Prosperity Bancshares, Inc.	54,856	3,769,156
Provident Financial Services, Inc.	76,069	1,459,003
QCR Holdings, Inc.	9,564	780,709
Regions Financial Corp.	515,080	13,108,786
Renasant Corp.	56,563	2,004,593
Republic Bancorp, Inc., Class A	4,756	328,212
S&T Bancorp, Inc.	21,032	830,343
Seacoast Banking Corp. of Florida	48,586	1,533,374
ServisFirst Bancshares, Inc.	28,147	2,002,096
Simmons First National Corp., Class A	82,406	1,528,631
SmartFinancial, Inc.	8,370	303,496
South Plains Financial, Inc.	7,100	268,309
Southern Missouri Bancorp, Inc.	5,612	315,900
Southside Bancshares, Inc.	16,445	482,332
Southstate Bank Corp.	58,542	5,240,094
SECURITY	NUMBER OF SHARES	VALUE ($)
Stellar Bancorp, Inc.	25,611	809,564
Stock Yards Bancorp, Inc.	16,288	1,077,777
Synovus Financial Corp.	80,022	3,857,060
Texas Capital Bancshares, Inc. *	26,772	2,414,031
TFS Financial Corp.	25,595	364,729
Tompkins Financial Corp.	6,406	442,719
Towne Bank	40,915	1,372,698
TriCo Bancshares	18,852	906,781
Triumph Financial, Inc. *	13,170	719,214
Truist Financial Corp.	744,576	34,622,784
TrustCo Bank Corp.	10,097	425,387
Trustmark Corp.	35,509	1,381,300
U.S. Bancorp	899,407	44,115,913
UMB Financial Corp.	41,158	4,571,831
United Bankshares, Inc.	83,036	3,092,261
United Community Banks, Inc.	68,666	2,098,433
Univest Financial Corp.	16,289	517,990
Valley National Bancorp	276,041	3,124,784
WaFd, Inc.	47,452	1,502,330
Washington Trust Bancorp, Inc.	11,591	329,184
Webster Financial Corp.	96,115	5,728,454
Wells Fargo & Co.	1,852,175	159,009,224
WesBanco, Inc.	54,081	1,745,194
Westamerica BanCorp	14,841	712,071
Western Alliance Bancorp	60,111	4,900,850
Wintrust Financial Corp.	38,367	5,141,945
WSFS Financial Corp.	32,150	1,794,292
Zions Bancorp NA	84,925	4,520,558
		1,429,447,577

Capital Goods 6.8%
3D Systems Corp. *	76,654	159,440
3M Co.	307,265	52,864,943
A.O. Smith Corp.	65,739	4,337,459
AAON, Inc.	38,959	3,641,887
AAR Corp. *	22,157	1,843,684
Acuity, Inc.	17,594	6,446,793
Advanced Drainage Systems, Inc.	40,802	6,217,409
AECOM	76,591	7,898,830
AeroVironment, Inc. *	18,511	5,173,084
AGCO Corp.	35,978	3,812,229
Air Lease Corp.	61,841	3,953,495
AirJoule Technologies Corp. *(a)	8,000	26,080
AIRO Group Holdings, Inc. *(a)	5,000	43,250
Alamo Group, Inc.	6,204	994,935
Albany International Corp., Class A	17,106	815,614
Allegion PLC	49,779	8,264,807
Allient, Inc.	8,606	463,519
Allison Transmission Holdings, Inc.	48,470	4,297,350
Ameresco, Inc., Class A *	18,500	642,135
American Superconductor Corp. *	26,110	811,760
American Woodmark Corp. *	9,642	531,563
AMETEK, Inc.	133,422	26,402,880
Amprius Technologies, Inc. *	74,110	838,925
API Group Corp. *	214,457	8,483,919
Apogee Enterprises, Inc.	11,954	435,245
Applied Industrial Technologies, Inc.	21,881	5,663,240
Archer Aviation, Inc., Class A *	352,439	2,745,500
Arcosa, Inc.	27,463	2,925,908
Argan, Inc.	7,903	3,123,266
Armstrong World Industries, Inc.	24,840	4,713,142
Array Technologies, Inc. *	93,288	700,593
Astec Industries, Inc.	13,148	581,930
Astronics Corp. *	18,379	1,002,942
ATI, Inc. *	79,353	7,998,782
Atkore, Inc.	20,882	1,398,050
Atmus Filtration Technologies, Inc.	47,629	2,410,504
Axon Enterprise, Inc. *	45,322	24,480,225

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AZZ, Inc.	18,062	1,904,096
Bloom Energy Corp., Class A *	124,546	13,605,405
Blue Bird Corp. *	18,273	954,216
BlueLinx Holdings, Inc. *	4,759	296,914
Boeing Co. *	436,803	82,555,767
Boise Cascade Co.	21,306	1,624,369
Bowman Consulting Group Ltd. *	8,117	293,673
Builders FirstSource, Inc. *	64,413	7,229,071
BWX Technologies, Inc.	52,534	9,397,282
Cadre Holdings, Inc.	15,098	644,383
Carlisle Cos., Inc.	24,886	7,915,490
Carpenter Technology Corp.	28,774	9,165,670
Carrier Global Corp.	461,784	25,342,706
Caterpillar, Inc.	270,871	155,956,687
CECO Environmental Corp. *	16,376	854,008
Centuri Holdings, Inc. *	43,797	984,995
Chart Industries, Inc. *	25,516	5,203,988
CNH Industrial NV	514,745	4,854,045
Columbus McKinnon Corp.	16,620	273,233
Comfort Systems USA, Inc.	20,192	19,726,372
Construction Partners, Inc., Class A *	26,706	2,910,954
Core & Main, Inc., Class A *	110,288	5,331,322
Crane Co.	28,307	5,187,258
CSW Industrials, Inc.	9,429	2,563,462
Cummins, Inc.	79,681	39,679,544
Curtiss-Wright Corp.	21,837	12,322,401
Custom Truck One Source, Inc. *	37,050	236,750
Deere & Co.	145,688	67,670,619
Distribution Solutions Group, Inc. *	5,809	161,258
DNOW, Inc. *	110,043	1,536,200
Donaldson Co., Inc.	66,862	6,010,894
Douglas Dynamics, Inc.	12,323	398,156
Dover Corp.	79,312	14,694,927
Ducommun, Inc. *	7,304	669,704
DXP Enterprises, Inc. *	7,607	714,982
Dycom Industries, Inc. *	16,640	6,015,859
Eaton Corp. PLC	224,724	77,729,784
EMCOR Group, Inc.	25,733	15,827,596
Emerson Electric Co.	324,868	43,330,894
Energy Recovery, Inc. *	33,156	479,104
Energy Vault Holdings, Inc. *(a)	65,184	224,233
Enerpac Tool Group Corp.	31,470	1,191,769
EnerSys	21,015	3,007,457
Enovix Corp. *	97,360	758,434
Enpro, Inc.	12,544	2,795,430
Eos Energy Enterprises, Inc. *	150,500	2,265,025
Esab Corp.	32,996	3,703,471
ESCO Technologies, Inc.	14,956	3,184,282
Eve Holding, Inc. *(a)	49,990	196,961
Everus Construction Group, Inc. *	29,136	2,679,347
Fastenal Co.	663,686	26,812,914
Federal Signal Corp.	35,128	4,004,592
Ferguson Enterprises, Inc.	113,864	28,656,153
Firefly Aerospace, Inc. *	11,000	194,810
Flowserve Corp.	75,128	5,360,383
Fluence Energy, Inc. *	36,116	709,318
Fluor Corp. *	95,716	4,109,088
Fortive Corp.	197,216	10,547,112
Fortune Brands Innovations, Inc.	70,800	3,655,404
Franklin Electric Co., Inc.	22,478	2,138,782
FTAI Aviation Ltd.	59,364	10,284,219
Gates Industrial Corp. PLC *	149,506	3,402,757
GATX Corp.	21,036	3,364,287
GE Vernova, Inc.	157,415	94,412,795
Generac Holdings, Inc. *	34,041	5,161,637
General Dynamics Corp.	145,856	49,828,785
General Electric Co.	613,582	183,123,548
Gibraltar Industries, Inc. *	16,482	823,441
Global Industrial Co.	7,498	214,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Gorman-Rupp Co.	13,517	628,405
Graco, Inc.	95,659	7,886,128
Graham Corp. *	6,243	358,973
Granite Construction, Inc.	24,589	2,644,055
Great Lakes Dredge & Dock Corp. *	36,422	465,109
Greenbrier Cos., Inc.	17,524	779,468
Griffon Corp.	22,977	1,723,275
Hayward Holdings, Inc. *	116,894	1,922,906
HEICO Corp.	58,003	18,381,731
Helios Technologies, Inc.	18,111	977,813
Herc Holdings, Inc.	17,725	2,379,936
Hexcel Corp.	46,851	3,571,452
Hillenbrand, Inc.	39,964	1,272,454
Hillman Solutions Corp. *	111,178	972,807
Honeywell International, Inc.	366,434	70,424,950
Howmet Aerospace, Inc.	233,091	47,688,088
Hubbell, Inc.	30,707	13,247,921
Huntington Ingalls Industries, Inc.	22,544	7,070,249
Hyliion Holdings Corp. *	73,645	138,453
Hyster-Yale, Inc.	5,890	171,281
IDEX Corp.	43,535	7,572,043
IES Holdings, Inc. *	4,999	2,092,431
Illinois Tool Works, Inc.	152,890	38,112,419
Ingersoll Rand, Inc.	209,196	16,806,807
Insteel Industries, Inc.	11,550	353,199
Intuitive Machines, Inc. *	64,684	614,498
ITT, Inc.	45,201	8,324,216
Janus International Group, Inc. *	81,082	503,519
JBT Marel Corp.	30,172	4,240,071
JELD-WEN Holding, Inc. *	48,864	130,467
Johnson Controls International PLC	378,519	44,025,545
Kadant, Inc.	6,759	1,879,813
Karman Holdings, Inc. *	44,472	2,980,958
Kennametal, Inc.	46,411	1,284,656
Kratos Defense & Security Solutions, Inc. *	96,516	7,344,868
L3Harris Technologies, Inc.	108,139	30,137,258
Lennox International, Inc.	18,440	9,199,163
Leonardo DRS, Inc.	47,249	1,614,498
Limbach Holdings, Inc. *	5,702	403,417
Lincoln Electric Holdings, Inc.	32,133	7,693,604
Lindsay Corp.	5,967	685,787
Loar Holdings, Inc. *	20,600	1,410,070
Lockheed Martin Corp.	118,521	54,266,025
LSI Industries, Inc.	17,500	320,075
Manitowoc Co., Inc. *	12,000	135,360
Masco Corp.	122,008	7,914,659
MasTec, Inc. *	35,442	7,580,335
Masterbrand, Inc. *	73,451	814,572
McGrath RentCorp	14,225	1,466,313
Mercury Systems, Inc. *	29,785	2,081,674
Microvast Holdings, Inc. *	120,340	423,597
Middleby Corp. *	27,217	3,217,049
Miller Industries, Inc.	6,716	260,178
Modine Manufacturing Co. *	30,314	4,914,809
Moog, Inc., Class A	16,469	3,782,600
MSC Industrial Direct Co., Inc., Class A	26,713	2,376,388
Mueller Industries, Inc.	63,645	6,992,676
Mueller Water Products, Inc., Class A	90,358	2,190,278
MYR Group, Inc. *	9,030	2,025,610
NANO Nuclear Energy, Inc. *(a)	18,193	594,911
National Presto Industries, Inc.	2,567	240,913
Nextpower, Inc., Class A *	86,071	7,885,825
Nordson Corp.	31,472	7,479,636
Northrop Grumman Corp.	77,833	44,539,934
NPK International, Inc. *	47,576	585,661
NuScale Power Corp. *	76,110	1,522,200
nVent Electric PLC	92,871	9,962,272

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	37,346	4,787,010
Otis Worldwide Corp.	227,341	20,199,248
Owens Corning	48,352	5,475,380
PACCAR, Inc.	303,797	32,026,280
Parker-Hannifin Corp.	73,847	63,633,960
Pentair PLC	94,775	9,974,121
Plug Power, Inc. *	691,893	1,390,705
Powell Industries, Inc.	5,463	1,765,751
Power Solutions International, Inc. *	3,500	189,280
Preformed Line Products Co.	1,518	311,570
Primoris Services Corp.	31,464	3,982,084
Proto Labs, Inc. *	13,117	666,606
Quanex Building Products Corp.	30,409	394,101
Quanta Services, Inc.	86,173	40,060,104
QXO, Inc. *	280,016	5,244,700
RBC Bearings, Inc. *	18,257	8,123,817
Redwire Corp. *(a)	33,092	182,337
Regal Rexnord Corp.	38,101	5,562,365
Resideo Technologies, Inc. *	78,891	2,602,614
REV Group, Inc.	27,672	1,474,087
Rocket Lab Corp. *	244,862	10,318,485
Rockwell Automation, Inc.	65,059	25,754,256
RTX Corp.	774,039	135,387,161
Rush Enterprises, Inc., Class A	39,135	2,037,368
Sensata Technologies Holding PLC	84,429	2,707,638
SES AI Corp. *	158,840	312,915
Shoals Technologies Group, Inc., Class A *	96,945	813,369
Simpson Manufacturing Co., Inc.	23,788	3,981,635
SiteOne Landscape Supply, Inc. *	25,623	3,440,656
Snap-on, Inc.	29,865	10,155,593
Southland Holdings, Inc. *	9,000	28,620
Spirit AeroSystems Holdings, Inc., Class A *	68,507	2,516,262
SPX Technologies, Inc. *	28,755	6,183,475
StandardAero, Inc. *	88,110	2,301,433
Standex International Corp.	7,037	1,725,191
Stanley Black & Decker, Inc.	90,434	6,467,840
Sterling Infrastructure, Inc. *	17,206	5,924,198
Sunrun, Inc. *	132,814	2,689,483
Symbotic, Inc. *	27,614	2,313,225
Tecnoglass, Inc.	16,031	798,023
Tennant Co.	10,652	778,981
Terex Corp.	38,763	1,791,238
Textron, Inc.	103,663	8,620,615
Thermon Group Holdings, Inc. *	19,374	680,027
Timken Co.	37,481	3,050,579
Titan International, Inc. *	30,710	248,444
Titan Machinery, Inc. *	11,148	206,461
Toro Co.	57,387	4,002,169
Trane Technologies PLC	128,880	54,320,342
Transcat, Inc. *	5,385	304,468
TransDigm Group, Inc.	32,603	44,345,623
Trex Co., Inc. *	62,815	2,197,269
Trinity Industries, Inc.	45,649	1,210,611
Tutor Perini Corp. *	25,560	1,752,138
UFP Industries, Inc.	33,914	3,153,663
United Rentals, Inc.	37,193	30,318,990
V2X, Inc. *	12,226	670,596
Valmont Industries, Inc.	11,545	4,767,739
Vertiv Holdings Co., Class A	220,092	39,557,135
Vicor Corp. *	12,667	1,131,796
Virgin Galactic Holdings, Inc. *(a)	62,765	242,901
Voyager Technologies, Inc., Class A *	7,300	164,104
VSE Corp.	13,305	2,397,428
Wabash National Corp.	26,259	221,626
Watsco, Inc.	20,197	6,996,241
Watts Water Technologies, Inc., Class A	15,952	4,400,838
SECURITY	NUMBER OF SHARES	VALUE ($)
WESCO International, Inc.	28,229	7,548,717
Westinghouse Air Brake Technologies Corp.	98,847	20,614,542
Willis Lease Finance Corp.	1,548	189,955
WillScot Holdings Corp.	107,227	2,117,733
Woodward, Inc.	34,437	10,332,133
Worthington Enterprises, Inc.	16,967	930,810
WW Grainger, Inc.	25,425	24,118,918
Xometry, Inc., Class A *	24,645	1,440,993
Xylem, Inc.	140,870	19,816,183
Zurn Elkay Water Solutions Corp.	86,278	4,115,461
		2,602,559,256

Commercial & Professional Services 1.2%
ABM Industries, Inc.	36,132	1,553,676
ACCO Brands Corp.	59,477	204,601
ACV Auctions, Inc., Class A *	99,406	780,337
Alight, Inc., Class A	279,795	646,326
Amentum Holdings, Inc. *	86,932	2,488,863
Automatic Data Processing, Inc.	233,759	59,678,673
Barrett Business Services, Inc.	13,459	472,276
BlackSky Technology, Inc. *	14,000	248,080
Booz Allen Hamilton Holding Corp., Class A	71,637	5,978,824
Brady Corp., Class A	25,271	1,977,203
BrightView Holdings, Inc. *	40,344	509,141
Brink's Co.	24,380	2,738,605
Broadridge Financial Solutions, Inc.	67,719	15,446,027
CACI International, Inc., Class A *	12,692	7,832,233
Casella Waste Systems, Inc., Class A *	36,851	3,552,068
CBIZ, Inc. *	28,591	1,392,382
Cimpress PLC *	8,762	603,264
Cintas Corp.	198,062	36,843,493
Clarivate PLC *	308,563	1,160,197
Clean Harbors, Inc. *	29,100	6,621,996
Concentrix Corp.	26,719	967,495
Conduent, Inc. *	85,959	166,761
Copart, Inc. *	513,423	20,013,229
CoreCivic, Inc. *	62,902	1,135,381
CRA International, Inc.	3,642	642,230
CSG Systems International, Inc.	15,742	1,239,997
Dayforce, Inc. *	92,454	6,388,571
Deluxe Corp.	26,224	532,872
Ennis, Inc.	14,809	258,269
Enviri Corp. *	48,880	896,459
Equifax, Inc.	71,750	15,237,548
ExlService Holdings, Inc. *	93,481	3,714,000
Exponent, Inc.	29,367	2,123,234
First Advantage Corp. *	48,515	673,388
Forrester Research, Inc. *	7,000	50,330
FTI Consulting, Inc. *	18,372	2,997,392
Genpact Ltd.	93,905	4,137,454
GEO Group, Inc. *	81,140	1,278,766
Healthcare Services Group, Inc. *	42,286	794,131
Heidrick & Struggles International, Inc.	11,436	673,237
HNI Corp.	25,962	1,077,942
Huron Consulting Group, Inc. *	9,000	1,481,490
ICF International, Inc.	10,618	828,629
Innodata, Inc. *	18,500	1,063,195
Insperity, Inc.	24,374	862,108
Interface, Inc.	33,805	943,498
Jacobs Solutions, Inc.	68,676	9,258,212
KBR, Inc.	74,061	3,052,794
Kelly Services, Inc., Class A	20,040	173,146
Kforce, Inc.	11,106	326,516
Korn Ferry	30,037	1,975,534

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Legalzoom.com, Inc. *	69,480	648,248
Leidos Holdings, Inc.	74,137	14,167,581
Liquidity Services, Inc. *	12,128	364,325
ManpowerGroup, Inc.	27,263	784,084
Maximus, Inc.	32,844	2,827,540
MillerKnoll, Inc.	43,064	681,703
Montrose Environmental Group, Inc. *	19,062	488,940
MSA Safety, Inc.	21,286	3,433,432
OPENLANE, Inc. *	64,403	1,638,412
Parsons Corp. *	31,204	2,642,355
Paychex, Inc.	187,680	20,961,979
Paycom Software, Inc.	28,828	4,646,209
Paylocity Holding Corp. *	26,116	3,847,670
Pitney Bowes, Inc.	98,720	973,379
Planet Labs PBC *	148,439	1,766,424
RB Global, Inc.	105,785	10,388,087
Republic Services, Inc.	117,382	25,478,937
Resources Connection, Inc.	20,000	96,700
Robert Half, Inc.	60,124	1,625,753
Rollins, Inc.	169,597	10,426,824
Science Applications International Corp.	27,276	2,351,464
SS&C Technologies Holdings, Inc.	121,878	10,474,195
Steelcase, Inc., Class A	63,263	1,030,554
TaskUS, Inc., Class A *	10,500	120,435
Tetra Tech, Inc.	153,507	5,332,833
TIC Solutions, Inc. *	99,101	963,262
TransUnion	112,526	9,570,336
TriNet Group, Inc.	17,414	1,020,460
TrueBlue, Inc. *(b)	18,000	88,200
UL Solutions, Inc., Class A	35,688	3,255,103
UniFirst Corp.	8,519	1,469,954
Upwork, Inc. *	76,697	1,513,999
Veralto Corp.	143,955	14,571,125
Verisk Analytics, Inc.	80,628	18,146,944
Verra Mobility Corp. *	90,480	1,974,274
Vestis Corp.	66,506	430,959
Waste Management, Inc.	213,949	46,613,069
Willdan Group, Inc. *	7,978	804,980
		463,312,801

Consumer Discretionary Distribution & Retail 5.4%
1-800-Flowers.com, Inc., Class A *(a)	16,000	54,560
Abercrombie & Fitch Co., Class A *	28,975	2,835,783
Academy Sports & Outdoors, Inc.	38,889	1,876,394
Advance Auto Parts, Inc.	36,110	1,873,387
A-Mark Precious Metals, Inc.	12,773	366,713
Amazon.com, Inc. *	5,611,281	1,308,662,955
American Eagle Outfitters, Inc.	92,746	1,892,018
America's Car-Mart, Inc. *	4,442	96,169
Arhaus, Inc. *	30,738	317,831
Arko Corp.	43,382	206,498
Asbury Automotive Group, Inc. *	11,380	2,646,647
AutoNation, Inc. *	16,280	3,439,801
AutoZone, Inc. *	9,690	38,317,458
Bath & Body Works, Inc.	123,800	2,155,358
Bed Bath & Beyond, Inc. *	35,092	211,254
Best Buy Co., Inc.	113,756	9,018,576
Boot Barn Holdings, Inc. *	17,685	3,427,707
Buckle, Inc.	16,360	924,013
Build-A-Bear Workshop, Inc.	6,963	369,735
Burlington Stores, Inc. *	36,064	9,096,423
Caleres, Inc.	20,335	238,123
Camping World Holdings, Inc., Class A	34,425	385,216
CarMax, Inc. *	87,757	3,392,686
Carvana Co. *	79,902	29,923,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Chewy, Inc., Class A *	127,298	4,426,151
Coupang, Inc. *	779,949	21,963,364
Designer Brands, Inc., Class A	20,000	86,800
Dick's Sporting Goods, Inc.	38,423	7,937,039
Dillard's, Inc., Class A	1,736	1,163,224
eBay, Inc.	263,207	21,790,908
Etsy, Inc. *	57,146	3,098,456
Five Below, Inc. *	32,204	5,310,118
Floor & Decor Holdings, Inc., Class A *	61,871	3,936,233
GameStop Corp., Class A *	241,116	5,432,343
Gap, Inc.	128,945	3,490,541
Genesco, Inc. *	6,608	236,897
Genuine Parts Co.	80,479	10,494,462
GigaCloud Technology, Inc., Class A *	15,615	579,317
Group 1 Automotive, Inc.	7,462	2,992,560
Groupon, Inc. *	14,084	238,160
Guess?, Inc.	15,374	262,280
Haverty Furniture Cos., Inc.	8,044	191,447
Home Depot, Inc.	575,263	205,322,870
Kohl's Corp.	64,372	1,582,907
Lands' End, Inc. *	7,423	117,209
Lithia Motors, Inc.	14,845	4,733,180
LKQ Corp.	148,984	4,423,335
Lowe's Cos., Inc.	323,475	78,436,218
Macy's, Inc.	158,525	3,544,619
MarineMax, Inc. *	11,506	269,010
Monro, Inc.	17,179	321,419
Murphy USA, Inc.	10,144	3,906,150
National Vision Holdings, Inc. *	45,404	1,309,905
ODP Corp. *	19,094	534,059
Ollie's Bargain Outlet Holdings, Inc. *	35,249	4,339,504
O'Reilly Automotive, Inc. *	489,605	49,792,829
Outdoor Holding Co. *	51,552	94,856
Penske Automotive Group, Inc.	10,715	1,732,830
Petco Health & Wellness Co., Inc. *	50,745	162,384
Pool Corp.	19,017	4,632,541
RealReal, Inc. *	57,445	831,804
Revolve Group, Inc. *	23,000	555,910
RH *	8,969	1,413,425
Ross Stores, Inc.	189,206	33,368,370
Sally Beauty Holdings, Inc. *	61,788	979,958
Savers Value Village, Inc. *	22,735	207,116
Shoe Carnival, Inc.	10,461	172,816
Signet Jewelers Ltd.	23,211	2,324,814
Sonic Automotive, Inc., Class A	8,646	544,957
Stitch Fix, Inc., Class A *	65,541	278,549
ThredUp, Inc., Class A *	55,558	417,796
TJX Cos., Inc.	644,836	97,963,485
Tractor Supply Co.	306,259	16,776,868
Ulta Beauty, Inc. *	25,960	13,988,027
Upbound Group, Inc.	34,696	621,752
Urban Outfitters, Inc. *	30,412	2,252,617
Valvoline, Inc. *	75,006	2,348,438
Victoria's Secret & Co. *	44,062	1,821,082
Warby Parker, Inc., Class A *	57,540	1,139,867
Wayfair, Inc., Class A *	61,245	6,785,946
Williams-Sonoma, Inc.	71,380	12,849,114
Winmark Corp.	1,708	702,005
Zumiez, Inc. *	8,189	212,914
		2,079,172,359

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	15,038	1,264,696
Beazer Homes USA, Inc. *	16,658	380,968
Brunswick Corp.	37,922	2,507,023
Capri Holdings Ltd. *	69,755	1,769,684
Carter's, Inc.	15,000	478,650

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cavco Industries, Inc. *	4,668	2,780,494
Century Communities, Inc.	15,571	1,016,631
Champion Homes, Inc. *	33,155	2,846,025
Columbia Sportswear Co.	16,501	886,269
Crocs, Inc. *	32,709	2,779,611
Deckers Outdoor Corp. *	86,135	7,582,464
DR Horton, Inc.	160,035	25,447,165
Dream Finders Homes, Inc., Class A *	15,666	309,717
Ethan Allen Interiors, Inc.	13,270	313,703
Figs, Inc., Class A *	90,722	888,168
Funko, Inc., Class A *	23,000	72,680
Garmin Ltd.	94,116	18,382,737
G-III Apparel Group Ltd. *	22,408	653,193
GoPro, Inc., Class A *	73,822	120,330
Green Brick Partners, Inc. *	17,297	1,174,120
Hasbro, Inc.	76,488	6,317,909
Helen of Troy Ltd. *	13,500	255,825
Hovnanian Enterprises, Inc., Class A *	2,652	348,950
Installed Building Products, Inc.	13,268	3,556,089
KB Home	39,739	2,556,410
Kontoor Brands, Inc.	29,981	2,229,087
Latham Group, Inc. *	25,271	180,688
La-Z-Boy, Inc.	23,787	925,790
Legacy Housing Corp. *	6,676	133,053
Leggett & Platt, Inc.	77,547	795,632
Lennar Corp., Class A	134,020	17,596,826
Levi Strauss & Co., Class A	58,348	1,285,406
LGI Homes, Inc. *	11,830	615,397
Lululemon Athletica, Inc. *	63,176	11,635,756
M/I Homes, Inc. *	15,173	2,087,653
Malibu Boats, Inc., Class A *	11,217	318,451
Mattel, Inc. *	187,243	3,954,572
Meritage Homes Corp.	41,218	3,012,211
Mohawk Industries, Inc. *	30,269	3,508,177
Movado Group, Inc.	8,138	170,410
Newell Brands, Inc.	241,276	880,657
NIKE, Inc., Class B	685,763	44,320,863
NVR, Inc. *	1,662	12,477,116
Oxford Industries, Inc.	9,278	354,048
Peloton Interactive, Inc., Class A *	223,608	1,518,298
Polaris, Inc.	30,342	2,013,495
PulteGroup, Inc.	114,230	14,528,914
PVH Corp.	27,657	2,344,207
Ralph Lauren Corp.	22,282	8,184,847
Smith & Wesson Brands, Inc.	25,128	218,865
Somnigroup International, Inc.	122,026	11,167,820
Sonos, Inc. *	74,418	1,381,198
Steven Madden Ltd.	44,901	1,875,964
Sturm Ruger & Co., Inc.	9,917	298,700
Tapestry, Inc.	120,345	13,151,302
Taylor Morrison Home Corp. *	57,365	3,596,212
Toll Brothers, Inc.	56,823	7,945,560
TopBuild Corp. *	16,109	7,289,323
Topgolf Callaway Brands Corp. *	81,632	1,051,420
Tri Pointe Homes, Inc. *	52,846	1,803,106
Under Armour, Inc., Class A *	176,460	815,245
VF Corp.	192,317	3,365,548
Whirlpool Corp. (a)	31,956	2,471,797
Wolverine World Wide, Inc.	45,501	737,571
YETI Holdings, Inc. *	46,858	1,943,670
		278,874,366

Consumer Services 2.0%
Accel Entertainment, Inc. *	30,697	314,337
ADT, Inc.	293,555	2,421,829
Adtalem Global Education, Inc. *	20,540	1,901,182
SECURITY	NUMBER OF SHARES	VALUE ($)
Airbnb, Inc., Class A *	248,045	29,018,785
Aramark	152,540	5,669,912
Biglari Holdings, Inc., Class B *	400	117,564
BJ's Restaurants, Inc. *	12,955	496,824
Bloomin' Brands, Inc.	44,287	314,438
Booking Holdings, Inc.	18,741	92,106,205
Boyd Gaming Corp.	34,397	2,865,270
Bright Horizons Family Solutions, Inc. *	33,192	3,410,810
Brinker International, Inc. *	25,622	3,940,407
Caesars Entertainment, Inc. *	120,927	2,813,971
Carnival Corp. *	628,589	16,205,024
Carriage Services, Inc.	7,528	325,962
Cava Group, Inc. *	58,089	2,839,971
Cheesecake Factory, Inc.	26,093	1,243,592
Chegg, Inc. *	76,397	73,884
Chipotle Mexican Grill, Inc. *	774,096	26,721,794
Choice Hotels International, Inc.	12,500	1,140,750
Churchill Downs, Inc.	38,847	4,237,819
Coursera, Inc. *	86,436	687,166
Cracker Barrel Old Country Store, Inc. (a)	14,932	431,385
Darden Restaurants, Inc.	67,484	12,118,777
Dave & Buster's Entertainment, Inc. *	15,802	276,377
Denny's Corp. *	30,316	187,050
Dine Brands Global, Inc.	12,159	379,969
Domino's Pizza, Inc.	18,090	7,591,107
DoorDash, Inc., Class A *	213,415	42,335,134
DraftKings, Inc., Class A *	287,316	9,527,399
Driven Brands Holdings, Inc. *	34,412	502,759
Duolingo, Inc. *	23,151	4,431,333
Dutch Bros, Inc., Class A *	73,732	4,321,432
El Pollo Loco Holdings, Inc. *	12,037	131,324
European Wax Center, Inc., Class A *	20,000	77,400
Expedia Group, Inc.	68,337	17,473,087
First Watch Restaurant Group, Inc. *	27,448	509,435
Flutter Entertainment PLC *	101,643	21,224,075
Frontdoor, Inc. *	42,948	2,316,186
Global Business Travel Group I *	70,522	543,725
Golden Entertainment, Inc.	12,169	365,313
Graham Holdings Co., Class B	2,012	2,226,278
Grand Canyon Education, Inc. *	15,752	2,484,720
H&R Block, Inc.	77,670	3,271,460
Hilton Grand Vacations, Inc. *	36,916	1,581,112
Hilton Worldwide Holdings, Inc.	136,096	38,791,443
Hyatt Hotels Corp., Class A	24,443	4,018,185
Jack in the Box, Inc.	10,900	214,839
Krispy Kreme, Inc.	69,582	290,853
Kura Sushi USA, Inc., Class A *	3,998	196,422
Las Vegas Sands Corp.	179,250	12,217,680
Laureate Education, Inc. *	76,264	2,356,558
Life Time Group Holdings, Inc. *	88,866	2,481,139
Lincoln Educational Services Corp. *	17,500	360,150
Lindblad Expeditions Holdings, Inc. *	21,192	254,940
Lucky Strike Entertainment Corp., Class A (a)	18,097	141,519
Marriott International, Inc., Class A	130,057	39,640,073
Marriott Vacations Worldwide Corp.	16,062	876,985
Matthews International Corp., Class A	16,840	413,254
McDonald's Corp.	412,053	128,486,366
McGraw Hill, Inc. *	14,000	245,700
MGM Resorts International *	118,343	4,176,324
Mister Car Wash, Inc. *	61,493	328,373
Monarch Casino & Resort, Inc.	7,088	684,559
Norwegian Cruise Line Holdings Ltd. *	263,389	4,862,161
OneSpaWorld Holdings Ltd.	61,095	1,247,560

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Papa John's International, Inc.	18,897	794,997
Penn Entertainment, Inc. *	83,689	1,241,945
Perdoceo Education Corp.	37,472	1,047,717
Planet Fitness, Inc., Class A *	48,440	5,423,827
Portillo's, Inc., Class A *	25,000	130,500
Pursuit Attractions & Hospitality, Inc. *	11,440	392,735
RCI Hospitality Holdings, Inc.	4,568	111,276
Red Rock Resorts, Inc., Class A	27,834	1,630,237
Royal Caribbean Cruises Ltd.	145,542	38,750,557
Rush Street Interactive, Inc. *	56,771	1,046,857
Sabre Corp. *	238,639	384,209
Serve Robotics, Inc. *(a)	28,500	292,410
Service Corp. International	80,660	6,406,824
Shake Shack, Inc., Class A *	22,784	1,993,144
Sharplink Gaming, Inc. *	98,276	1,043,691
Six Flags Entertainment Corp. *	60,659	920,804
Starbucks Corp.	656,085	57,151,564
Strategic Education, Inc.	13,865	1,081,747
Stride, Inc. *	24,541	1,559,090
Sweetgreen, Inc., Class A *	40,000	259,600
Target Hospitality Corp. *	18,754	146,281
Texas Roadhouse, Inc.	38,080	6,673,520
Travel & Leisure Co.	37,886	2,598,222
Udemy, Inc. *	52,260	265,481
United Parks & Resorts, Inc. *	16,507	595,738
Universal Technical Institute, Inc. *	30,829	709,684
Vail Resorts, Inc.	21,930	3,074,805
Venu Holding Corp. *(a)	18,264	184,832
Wendy's Co.	97,044	820,022
Wingstop, Inc.	16,164	4,279,096
Wyndham Hotels & Resorts, Inc.	44,160	3,232,512
Wynn Resorts Ltd.	48,897	6,292,066
Yum! Brands, Inc.	160,871	24,647,046
		750,642,452

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	234,727	4,302,546
Andersons, Inc.	22,118	1,139,077
BJ's Wholesale Club Holdings, Inc. *	76,270	6,805,572
Casey's General Stores, Inc.	21,387	12,200,428
Chefs' Warehouse, Inc. *	22,357	1,370,931
Costco Wholesale Corp.	256,345	234,194,228
Dollar General Corp.	127,481	13,957,895
Dollar Tree, Inc. *	112,570	12,473,882
Grocery Outlet Holding Corp. *	62,105	691,229
Ingles Markets, Inc., Class A	7,780	598,438
Kroger Co.	348,864	23,471,570
Maplebear, Inc. *	107,377	4,510,908
Natural Grocers by Vitamin Cottage, Inc.	6,292	174,603
Performance Food Group Co. *	90,252	8,760,762
PriceSmart, Inc.	14,174	1,744,819
Sprouts Farmers Market, Inc. *	56,742	4,755,547
Sysco Corp.	276,438	21,064,575
Target Corp.	263,044	23,837,047
U.S. Foods Holding Corp. *	130,479	10,264,783
United Natural Foods, Inc. *	38,026	1,418,750
Walmart, Inc.	2,537,763	280,448,189
Weis Markets, Inc.	5,703	370,524
		668,556,303

Energy 2.9%
Antero Midstream Corp.	194,818	3,508,672
Antero Resources Corp. *	170,054	6,195,067
APA Corp.	207,531	5,182,049
Archrock, Inc.	104,627	2,567,547
SECURITY	NUMBER OF SHARES	VALUE ($)
Atlas Energy Solutions, Inc.	46,435	400,270
Baker Hughes Co.	569,917	28,609,833
Berry Corp.	46,092	156,252
BKV Corp. *	7,573	209,091
Bristow Group, Inc. *	12,665	475,064
Cactus, Inc., Class A	40,128	1,722,294
California Resources Corp.	43,456	2,076,328
Calumet, Inc. *	39,293	758,355
Centrus Energy Corp., Class A *	10,090	2,616,337
Cheniere Energy, Inc.	126,993	26,472,961
Chevron Corp.	1,112,053	168,064,570
Chord Energy Corp.	33,609	3,154,541
Civitas Resources, Inc.	51,173	1,502,951
Clean Energy Fuels Corp. *	101,948	222,247
CNX Resources Corp. *	81,721	3,174,044
Comstock Resources, Inc. *	50,435	1,354,684
ConocoPhillips	720,901	63,936,710
Core Laboratories, Inc.	25,730	388,523
Core Natural Resources, Inc.	29,266	2,341,280
Coterra Energy, Inc.	443,865	11,913,337
Crescent Energy Co., Class A	114,895	1,083,460
CVR Energy, Inc. *	17,075	589,600
Delek U.S. Holdings, Inc.	37,219	1,439,259
Devon Energy Corp.	368,583	13,659,686
Diamondback Energy, Inc.	108,612	16,573,105
DMC Global, Inc. *	10,365	64,367
Dorian LPG Ltd.	19,036	471,712
DT Midstream, Inc.	58,391	7,092,171
EOG Resources, Inc.	315,964	34,076,717
EQT Corp.	360,749	21,955,184
Excelerate Energy, Inc., Class A	13,330	374,306
Expand Energy Corp.	137,380	16,750,743
Expro Group Holdings NV *	65,015	906,959
Exxon Mobil Corp.	2,463,809	285,604,739
Flowco Holdings, Inc., Class A	12,000	203,640
Granite Ridge Resources, Inc.	30,944	159,362
Green Plains, Inc. *	37,301	385,319
Gulfport Energy Corp. *	9,057	2,015,092
Halliburton Co.	490,586	12,863,165
Helix Energy Solutions Group, Inc. *	83,183	553,999
Helmerich & Payne, Inc.	54,000	1,506,600
HF Sinclair Corp.	91,971	4,866,186
Innovex International, Inc. *	21,521	473,892
International Seaways, Inc.	21,892	1,159,619
Kinder Morgan, Inc.	1,126,901	30,786,935
Kinetik Holdings, Inc. (a)	26,309	912,396
Kodiak Gas Services, Inc.	43,116	1,517,683
Kosmos Energy Ltd. *	379,804	425,380
Liberty Energy, Inc.	95,731	1,702,097
Magnolia Oil & Gas Corp., Class A	108,412	2,508,654
Marathon Petroleum Corp.	175,981	34,092,799
Matador Resources Co.	68,289	2,895,454
Murphy Oil Corp.	79,914	2,562,842
Nabors Industries Ltd. *	12,765	636,591
New Fortress Energy, Inc. *(a)	74,806	91,263
NextDecade Corp. *	82,046	501,301
Noble Corp. PLC	71,788	2,198,149
Northern Oil & Gas, Inc.	58,284	1,304,979
NOV, Inc.	218,506	3,356,252
Occidental Petroleum Corp.	414,898	17,425,716
Oceaneering International, Inc. *	59,825	1,459,730
ONEOK, Inc.	363,526	26,471,963
Ovintiv, Inc.	148,954	6,101,156
Par Pacific Holdings, Inc. *	31,371	1,432,086
Patterson-UTI Energy, Inc.	234,743	1,363,857
PBF Energy, Inc., Class A	48,400	1,668,832
Peabody Energy Corp.	73,099	1,991,217
Permian Resources Corp.	403,570	5,847,729
Phillips 66	233,403	31,966,875

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ProPetro Holding Corp. *	78,199	748,364
Range Resources Corp.	139,629	5,513,949
REX American Resources Corp. *	16,264	536,549
Riley Exploration Permian, Inc.	3,462	94,824
RPC, Inc.	48,813	259,685
Sable Offshore Corp. *	41,843	182,854
SandRidge Energy, Inc.	17,244	243,830
Seadrill Ltd. *	36,316	1,108,364
Select Water Solutions, Inc.	55,393	559,469
SLB Ltd.	862,146	31,244,171
SM Energy Co.	66,910	1,274,636
Solaris Energy Infrastructure, Inc.	24,260	1,161,811
Talos Energy, Inc. *	73,610	843,571
Targa Resources Corp.	124,620	21,847,132
TechnipFMC PLC	237,522	10,750,246
TETRA Technologies, Inc. *	67,623	525,431
Texas Pacific Land Corp.	11,061	9,559,912
Tidewater, Inc. *	28,056	1,515,585
Transocean Ltd. *	577,150	2,545,231
Uranium Energy Corp. *	253,693	3,112,813
VAALCO Energy, Inc.	60,059	215,011
Valaris Ltd. *	39,020	2,201,118
Valero Energy Corp.	179,781	31,778,090
Venture Global, Inc., Class A	266,625	1,989,022
Viper Energy, Inc., Class A	95,843	3,501,145
Vital Energy, Inc. *	10,000	179,300
Vitesse Energy, Inc. (a)	17,811	376,881
Weatherford International PLC	42,309	3,164,713
Williams Cos., Inc.	705,981	43,015,422
World Kinect Corp.	33,584	778,477
		1,123,881,431

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	78,414	1,612,976
Agree Realty Corp.	63,800	4,799,036
Alexander & Baldwin, Inc.	40,784	637,454
Alexander's, Inc.	1,052	222,950
Alexandria Real Estate Equities, Inc.	90,166	4,839,209
American Assets Trust, Inc.	27,413	534,554
American Healthcare REIT, Inc.	97,550	4,953,589
American Homes 4 Rent, Class A	188,510	6,054,941
American Tower Corp.	270,337	49,003,988
Americold Realty Trust, Inc.	164,421	1,780,679
Apartment Investment & Management Co., Class A	75,250	429,678
Apple Hospitality REIT, Inc.	129,192	1,536,093
Armada Hoffler Properties, Inc.	51,768	340,116
AvalonBay Communities, Inc.	82,258	14,966,021
Brandywine Realty Trust	99,948	342,822
Brixmor Property Group, Inc.	178,082	4,655,063
Broadstone Net Lease, Inc.	108,121	1,899,686
BXP, Inc.	85,768	6,206,172
Camden Property Trust	61,595	6,550,012
CareTrust REIT, Inc.	127,454	4,783,349
CBL & Associates Properties, Inc.	7,811	261,044
Centerspace	9,439	630,148
Chatham Lodging Trust	30,092	204,024
City Office REIT, Inc.	27,522	187,425
Community Healthcare Trust, Inc.	11,000	171,380
COPT Defense Properties	64,424	1,979,750
Cousins Properties, Inc.	96,614	2,490,709
Crown Castle, Inc.	251,418	22,949,435
CubeSmart	133,854	4,983,384
Curbline Properties Corp.	54,580	1,306,645
DiamondRock Hospitality Co.	118,623	1,080,656
Digital Realty Trust, Inc.	185,456	29,695,215
Diversified Healthcare Trust	130,084	628,306
Douglas Emmett, Inc.	97,144	1,184,185
SECURITY	NUMBER OF SHARES	VALUE ($)
Easterly Government Properties, Inc.	22,102	481,824
EastGroup Properties, Inc.	30,833	5,586,323
Elme Communities	50,220	871,819
Empire State Realty Trust, Inc., Class A	80,482	565,788
EPR Properties	42,788	2,236,529
Equinix, Inc.	56,422	42,503,257
Equity LifeStyle Properties, Inc.	112,962	7,101,921
Equity Residential	201,214	12,424,964
Essential Properties Realty Trust, Inc.	114,519	3,625,672
Essex Property Trust, Inc.	37,225	9,813,255
Extra Space Storage, Inc.	122,585	16,324,644
Federal Realty Investment Trust	45,469	4,489,154
First Industrial Realty Trust, Inc.	76,392	4,372,678
Four Corners Property Trust, Inc.	59,569	1,432,039
Franklin Street Properties Corp., Class C	91,410	95,066
Gaming & Leisure Properties, Inc.	163,139	7,101,441
Getty Realty Corp.	30,448	866,855
Gladstone Commercial Corp.	28,551	315,774
Global Net Lease, Inc.	112,756	925,727
Healthcare Realty Trust, Inc.	206,379	3,762,289
Healthpeak Properties, Inc.	401,106	7,324,196
Highwoods Properties, Inc.	61,318	1,704,640
Host Hotels & Resorts, Inc.	371,332	6,546,583
Hudson Pacific Properties, Inc. *	221,301	438,176
Independence Realty Trust, Inc.	133,493	2,289,405
Industrial Logistics Properties Trust	34,509	191,180
Innovative Industrial Properties, Inc.	15,583	770,579
InvenTrust Properties Corp.	42,662	1,217,573
Invitation Homes, Inc.	326,659	9,211,784
Iron Mountain, Inc.	170,422	14,715,940
JBG SMITH Properties	36,301	661,767
Kilroy Realty Corp.	61,224	2,625,897
Kimco Realty Corp.	394,617	8,152,787
Kite Realty Group Trust	127,389	2,947,781
Lamar Advertising Co., Class A	49,730	6,583,755
Lineage, Inc.	34,290	1,228,268
LTC Properties, Inc.	27,419	1,000,519
LXP Industrial Trust	33,763	1,637,506
Macerich Co.	143,972	2,499,354
Medical Properties Trust, Inc.	286,127	1,648,092
Mid-America Apartment Communities, Inc.	67,674	9,196,220
Millrose Properties, Inc.	80,196	2,442,770
National Health Investors, Inc.	26,681	2,120,606
National Storage Affiliates Trust	46,216	1,361,061
NETSTREIT Corp. (a)	45,463	833,337
NexPoint Diversified Real Estate Trust	575	1,662
NexPoint Residential Trust, Inc.	12,730	404,941
NNN REIT, Inc.	109,492	4,527,494
Omega Healthcare Investors, Inc.	169,911	7,802,313
One Liberty Properties, Inc.	10,345	215,590
Orion Properties, Inc.	24,025	54,056
Outfront Media, Inc.	83,945	1,975,226
Paramount Group, Inc. *	100,948	665,247
Park Hotels & Resorts, Inc.	115,490	1,249,602
Peakstone Realty Trust	21,148	289,093
Pebblebrook Hotel Trust	67,506	765,518
Phillips Edison & Co., Inc.	71,533	2,539,422
Piedmont Realty Trust, Inc., Class A	72,047	629,691
Plymouth Industrial REIT, Inc.	27,397	601,090
PotlatchDeltic Corp.	41,789	1,681,589
Prologis, Inc.	535,921	68,881,926
Public Storage	91,225	25,044,911
Rayonier, Inc.	83,377	1,851,803
Realty Income Corp.	528,584	30,451,724
Regency Centers Corp.	94,867	6,750,736

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	137,420	5,718,046
RLJ Lodging Trust	86,276	650,521
Ryman Hospitality Properties, Inc.	36,463	3,479,664
Sabra Health Care REIT, Inc.	136,717	2,667,349
Safehold, Inc.	36,422	505,173
Saul Centers, Inc.	7,449	231,664
SBA Communications Corp.	62,357	12,114,094
Service Properties Trust (b)	90,098	156,771
Sila Realty Trust, Inc.	31,740	759,221
Simon Property Group, Inc.	188,452	35,112,377
SITE Centers Corp.	27,000	198,720
SL Green Realty Corp.	41,053	1,934,828
Smartstop Self Storage REIT, Inc.	18,033	589,318
STAG Industrial, Inc.	107,925	4,239,294
Summit Hotel Properties, Inc.	29,990	160,746
Sun Communities, Inc.	68,234	8,791,269
Sunstone Hotel Investors, Inc.	119,397	1,117,556
Tanger, Inc.	63,463	2,131,088
Terreno Realty Corp.	60,038	3,769,786
UDR, Inc.	173,266	6,310,348
UMH Properties, Inc.	45,571	689,489
Universal Health Realty Income Trust	6,510	264,632
Urban Edge Properties	73,329	1,409,383
Ventas, Inc.	262,832	21,192,144
Veris Residential, Inc.	45,398	683,694
VICI Properties, Inc.	615,642	17,742,802
Vornado Realty Trust	93,578	3,445,542
Welltower, Inc.	386,001	80,373,128
Weyerhaeuser Co.	419,458	9,316,162
Whitestone REIT	26,363	350,364
WP Carey, Inc.	126,904	8,549,522
Xenia Hotels & Resorts, Inc.	58,740	821,185
		790,007,003

Financial Services 7.7%
Acadian Asset Management, Inc.	16,901	757,841
Adamas Trust, Inc.	48,589	370,248
Affiliated Managers Group, Inc.	16,447	4,421,447
Affirm Holdings, Inc., Class A *	163,532	11,602,595
AGNC Investment Corp.	607,798	6,375,801
Alerus Financial Corp.	18,118	390,262
Ally Financial, Inc.	163,308	6,744,620
ALT5 Sigma Corp. *	72,184	134,984
American Express Co.	313,964	114,681,630
Ameriprise Financial, Inc.	54,452	24,815,954
Annaly Capital Management, Inc.	372,101	8,483,903
Apollo Commercial Real Estate Finance, Inc.	73,229	741,810
Apollo Global Management, Inc.	265,770	35,041,774
Arbor Realty Trust, Inc. (a)	108,568	967,341
ARES Management Corp., Class A	118,481	18,583,745
ARMOUR Residential REIT, Inc.	66,702	1,168,619
Artisan Partners Asset Management, Inc., Class A	40,997	1,700,556
Atlanticus Holdings Corp. *	3,269	192,708
Bank of New York Mellon Corp.	407,101	45,636,022
Berkshire Hathaway, Inc., Class B *	1,060,386	544,836,931
BGC Group, Inc., Class A	214,214	1,863,662
Blackrock, Inc.	83,183	87,117,556
Blackstone Mortgage Trust, Inc., Class A	93,102	1,812,696
Blackstone, Inc.	426,038	62,380,484
Block, Inc. *	317,493	21,208,532
Blue Owl Capital, Inc.	359,525	5,392,875
Bread Financial Holdings, Inc.	26,748	1,811,642
BrightSpire Capital, Inc.	86,181	483,475
Cannae Holdings, Inc.	29,836	480,360
Cantaloupe, Inc. *	40,357	430,609
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital One Financial Corp.	369,799	81,011,867
Carlyle Group, Inc.	150,837	8,225,142
Cass Information Systems, Inc.	6,983	293,286
Cboe Global Markets, Inc.	60,345	15,579,269
Charles Schwab Corp. (c)	979,451	90,824,491
Chime Financial, Inc., Class A *	21,000	443,730
Chimera Investment Corp.	46,900	599,851
Claros Mortgage Trust, Inc. *	65,632	218,555
CME Group, Inc.	208,055	58,559,160
Cohen & Steers, Inc.	15,314	968,611
Coinbase Global, Inc., Class A *	130,838	35,695,223
Corebridge Financial, Inc.	162,383	4,874,738
Corpay, Inc. *	40,925	12,105,615
Credit Acceptance Corp. *	3,624	1,674,179
Dave, Inc. *	6,336	1,382,895
Diamond Hill Investment Group, Inc.	1,690	199,420
DigitalBridge Group, Inc.	90,000	873,900
Donnelley Financial Solutions, Inc. *	16,204	794,968
Dynex Capital, Inc.	78,794	1,103,904
Ellington Financial, Inc.	58,413	800,258
Enact Holdings, Inc.	15,826	612,624
Encore Capital Group, Inc. *	12,966	672,806
Enova International, Inc. *	14,616	1,916,011
Equitable Holdings, Inc.	173,296	8,091,190
Essent Group Ltd.	56,437	3,541,986
Euronet Worldwide, Inc. *	22,302	1,652,355
Evercore, Inc., Class A	22,360	7,156,765
EVERTEC, Inc.	36,722	1,061,266
EZCORP, Inc., Class A *	30,421	586,517
FactSet Research Systems, Inc.	21,877	6,065,836
Federal Agricultural Mortgage Corp., Class C	5,714	981,437
Federated Hermes, Inc.	43,878	2,201,359
Fidelity National Information Services, Inc.	302,529	19,897,332
FirstCash Holdings, Inc.	22,813	3,613,807
Fiserv, Inc. *	313,855	19,292,667
Flywire Corp. *	68,942	964,499
Franklin BSP Realty Trust, Inc.	46,363	483,102
Franklin Resources, Inc.	177,055	3,999,672
Galaxy Digital, Inc., Class A *	101,305	2,693,700
GCM Grosvenor, Inc., Class A	31,873	349,966
Global Payments, Inc.	140,164	10,618,825
Goldman Sachs Group, Inc.	175,027	144,579,303
Granite Point Mortgage Trust, Inc.	30,898	86,823
Green Dot Corp., Class A *	32,478	408,248
HA Sustainable Infrastructure Capital, Inc.	72,255	2,482,682
Hamilton Lane, Inc., Class A	23,579	2,922,263
Houlihan Lokey, Inc.	31,477	5,521,066
Innventure, Inc. *(a)	18,548	106,651
Interactive Brokers Group, Inc., Class A	257,147	16,719,698
Intercontinental Exchange, Inc.	330,570	51,998,661
International Money Express, Inc. *	17,362	264,597
Invesco Ltd.	260,560	6,370,692
Invesco Mortgage Capital, Inc.	47,093	386,163
Jack Henry & Associates, Inc.	42,120	7,349,098
Jackson Financial, Inc., Class A	40,963	4,014,784
Janus Henderson Group PLC	71,909	3,143,142
Jefferies Financial Group, Inc.	96,018	5,526,796
Jefferson Capital, Inc.	7,000	146,790
KKR & Co., Inc.	396,364	48,479,281
KKR Real Estate Finance Trust, Inc.	32,567	276,494
Ladder Capital Corp.	61,845	683,387
Lazard, Inc., Class A	65,650	3,315,325
LendingClub Corp. *	64,806	1,172,989
LendingTree, Inc. *	6,491	370,182
LPL Financial Holdings, Inc.	46,309	16,487,856

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MarketAxess Holdings, Inc.	21,622	3,543,630
Marqeta, Inc., Class A *	237,518	1,137,711
Mastercard, Inc., Class A	477,291	262,763,014
Merchants Bancorp	17,882	584,563
MFA Financial, Inc.	50,000	481,000
MGIC Investment Corp.	134,582	3,815,400
Miami International Holdings, Inc. *	8,500	387,685
Moelis & Co., Class A	43,786	2,809,748
Moody's Corp.	89,026	43,692,180
Morgan Stanley	701,818	119,070,442
Morningstar, Inc.	14,284	3,069,060
MSCI, Inc.	44,646	25,167,843
Nasdaq, Inc.	261,960	23,817,403
Navient Corp.	39,682	492,057
NCR Atleos Corp. *	43,461	1,611,099
Nelnet, Inc., Class A	8,378	1,082,773
NerdWallet, Inc., Class A *	22,075	331,346
NewtekOne, Inc.	14,258	152,275
NMI Holdings, Inc., Class A *	46,455	1,772,258
Northern Trust Corp.	110,428	14,503,614
OneMain Holdings, Inc.	69,087	4,285,467
Open Lending Corp., Class A *	70,478	134,613
Oppenheimer Holdings, Inc., Class A	4,000	272,120
Orchid Island Capital, Inc. (a)	77,493	560,274
P10, Inc., Class A	36,092	338,543
Paymentus Holdings, Inc., Class A *	23,738	824,183
Payoneer Global, Inc. *	176,991	1,023,008
PayPal Holdings, Inc.	554,530	34,763,486
PennyMac Financial Services, Inc.	16,537	2,225,384
PennyMac Mortgage Investment Trust	50,245	645,146
Perella Weinberg Partners, Class A	39,886	728,318
Piper Sandler Cos.	9,770	3,281,743
PJT Partners, Inc., Class A	14,407	2,420,520
PRA Group, Inc. *	20,961	339,568
Priority Technology Holdings, Inc. *	16,000	93,600
PROG Holdings, Inc.	23,745	683,381
Radian Group, Inc.	78,529	2,791,706
Raymond James Financial, Inc.	102,602	16,061,317
Ready Capital Corp.	106,948	270,578
Redwood Trust, Inc.	68,167	375,600
Remitly Global, Inc. *	99,334	1,345,479
Repay Holdings Corp. *	40,172	133,371
Rithm Capital Corp.	302,178	3,472,025
Robinhood Markets, Inc., Class A *	448,334	57,606,436
Rocket Cos., Inc., Class A	554,993	11,088,760
S&P Global, Inc.	180,712	90,144,567
SEI Investments Co.	54,230	4,385,038
Sezzle, Inc. *	9,980	616,265
Shift4 Payments, Inc., Class A *(a)	39,416	2,908,112
SLM Corp.	120,625	3,534,312
SoFi Technologies, Inc. *	691,356	20,547,100
Starwood Property Trust, Inc.	202,491	3,713,685
State Street Corp.	164,194	19,542,370
StepStone Group, Inc., Class A	41,997	2,652,531
Stifel Financial Corp.	59,069	7,206,418
StoneX Group, Inc. *	26,738	2,422,730
Sui Group Holdings Ltd. *	25,000	50,000
Synchrony Financial	215,461	16,668,063
T. Rowe Price Group, Inc.	127,149	13,017,515
Toast, Inc., Class A *	269,276	9,206,546
TPG RE Finance Trust, Inc.	45,291	411,695
TPG, Inc.	71,781	4,240,821
Tradeweb Markets, Inc., Class A	67,143	7,309,187
Two Harbors Investment Corp.	58,376	591,933
Upstart Holdings, Inc. *	48,150	2,164,824
UWM Holdings Corp.	123,975	725,254
Velocity Financial, Inc. *	7,693	148,706
Victory Capital Holdings, Inc., Class A	28,155	1,770,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtu Financial, Inc., Class A	46,968	1,679,576
Virtus Investment Partners, Inc.	3,623	578,195
Visa, Inc., Class A	982,158	328,472,922
Voya Financial, Inc.	55,515	3,902,704
Walker & Dunlop, Inc.	19,865	1,284,074
Waterstone Financial, Inc.	11,312	177,146
Western Union Co.	192,734	1,694,132
WEX, Inc. *	19,834	2,942,572
WisdomTree, Inc.	66,994	739,614
World Acceptance Corp. *	1,641	253,797
		2,957,879,236

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	973,365	57,438,269
Archer-Daniels-Midland Co.	278,665	16,926,112
B&G Foods, Inc.	50,395	232,321
Boston Beer Co., Inc., Class A *	4,521	880,691
BRC, Inc., Class A *	26,000	33,020
Brown-Forman Corp., Class B	135,273	3,920,212
Bunge Global SA	81,304	7,810,875
Calavo Growers, Inc.	10,745	220,165
Cal-Maine Foods, Inc.	24,512	2,042,340
Campbell's Co.	113,150	3,448,812
Celsius Holdings, Inc. *	91,178	3,732,827
Coca-Cola Co.	2,239,480	163,750,778
Coca-Cola Consolidated, Inc.	34,087	5,554,477
Conagra Brands, Inc.	285,982	5,104,779
Constellation Brands, Inc., Class A	83,446	11,380,365
Darling Ingredients, Inc. *	91,798	3,360,725
Flowers Foods, Inc.	122,240	1,311,635
Fresh Del Monte Produce, Inc.	17,160	620,162
Freshpet, Inc. *	27,727	1,584,875
General Mills, Inc.	311,857	14,766,429
Hershey Co.	86,030	16,180,522
Hormel Foods Corp.	168,788	3,917,569
Ingredion, Inc.	37,299	4,011,134
J&J Snack Foods Corp.	8,993	830,504
J.M. Smucker Co.	61,964	6,455,410
John B Sanfilippo & Son, Inc.	4,938	358,647
Kellanova	154,986	12,963,029
Keurig Dr. Pepper, Inc.	787,331	21,966,535
Kraft Heinz Co.	490,802	12,520,359
Lamb Weston Holdings, Inc.	80,099	4,730,647
Marzetti Co.	11,880	1,983,247
McCormick & Co., Inc. - Non Voting Shares	146,092	9,858,288
MGP Ingredients, Inc.	8,132	185,491
Mission Produce, Inc. *	22,726	273,167
Molson Coors Beverage Co., Class B	99,718	4,637,884
Mondelez International, Inc., Class A	749,231	43,133,229
Monster Beverage Corp. *	411,425	30,852,761
National Beverage Corp. *	13,228	450,546
PepsiCo, Inc.	790,317	117,551,751
Philip Morris International, Inc.	900,284	141,776,724
Pilgrim's Pride Corp.	22,361	850,612
Post Holdings, Inc. *	28,258	2,939,680
Primo Brands Corp.	147,352	2,311,953
Seaboard Corp.	146	683,217
Seneca Foods Corp., Class A *	3,050	368,897
Simply Good Foods Co. *	51,728	1,018,007
SunOpta, Inc. *	53,619	201,607
Tootsie Roll Industries, Inc.	11,148	427,637
TreeHouse Foods, Inc. *	34,486	823,871
Turning Point Brands, Inc.	10,477	1,049,376
Tyson Foods, Inc., Class A	165,459	9,604,895
Universal Corp.	13,896	733,153
Utz Brands, Inc.	50,378	488,163

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vita Coco Co., Inc. *	25,281	1,350,258
Vital Farms, Inc. *	21,907	716,359
		762,324,998

Health Care Equipment & Services 3.9%
Abbott Laboratories	1,005,546	129,614,879
Acadia Healthcare Co., Inc. *	52,605	904,806
AdaptHealth Corp. *	61,991	598,833
Addus HomeCare Corp. *	11,424	1,373,165
AirSculpt Technologies, Inc. *	8,500	30,005
Align Technology, Inc. *	39,455	5,807,381
Alignment Healthcare, Inc. *	83,747	1,608,780
Alphatec Holdings, Inc. *	62,674	1,413,299
AMN Healthcare Services, Inc. *	17,000	283,050
AngioDynamics, Inc. *	23,038	285,671
Ardent Health, Inc. *	15,000	131,700
Artivion, Inc. *	25,635	1,196,129
Astrana Health, Inc. *	25,058	577,336
AtriCure, Inc. *	31,613	1,141,862
Avanos Medical, Inc. *	26,000	305,240
Aveanna Healthcare Holdings, Inc. *	34,711	324,201
Axogen, Inc. *	25,831	740,058
Baxter International, Inc.	295,730	5,541,980
Becton Dickinson & Co.	166,245	32,254,855
Beta Bionics, Inc. *	23,230	728,028
Bioventus, Inc., Class A *	20,431	155,071
Boston Scientific Corp. *	855,605	86,912,356
BrightSpring Health Services, Inc. *	63,932	2,311,781
Brookdale Senior Living, Inc. *	131,379	1,462,248
Butterfly Network, Inc. *	167,326	518,711
Cardinal Health, Inc.	137,927	29,276,385
Castle Biosciences, Inc. *	14,871	594,096
Cencora, Inc.	111,898	41,282,529
Centene Corp. *	270,928	10,658,308
Certara, Inc. *	50,000	458,000
Cerus Corp. *	149,376	262,902
Chemed Corp.	8,514	3,739,264
Cigna Group	154,506	42,841,424
Claritev Corp. *	5,000	270,350
Clover Health Investments Corp. *	236,265	588,300
Community Health Systems, Inc. *	69,110	239,121
Concentra Group Holdings Parent, Inc.	71,249	1,464,879
CONMED Corp.	17,906	777,479
Cooper Cos., Inc. *	117,303	9,141,423
CorVel Corp. *	18,666	1,365,978
Cross Country Healthcare, Inc. *	18,304	187,799
CVS Health Corp.	733,842	58,971,543
DaVita, Inc. *	21,621	2,587,601
Definitive Healthcare Corp. *	56,609	160,770
Dentsply Sirona, Inc.	116,566	1,321,858
Dexcom, Inc. *	227,381	14,431,872
DocGo, Inc. *	50,316	51,825
Doximity, Inc., Class A *	79,541	4,091,589
Edwards Lifesciences Corp. *	339,135	29,392,830
Elevance Health, Inc.	130,431	44,119,590
Embecta Corp.	32,500	414,538
Encompass Health Corp.	57,814	6,719,143
Enovis Corp. *	33,019	999,485
Ensign Group, Inc.	33,114	6,143,972
Envista Holdings Corp. *	100,277	2,095,789
Evolent Health, Inc., Class A *	50,000	210,000
Fulgent Genetics, Inc. *	15,924	471,032
GE HealthCare Technologies, Inc.	265,086	21,204,229
GeneDx Holdings Corp. *	12,226	2,041,131
Glaukos Corp. *	33,571	3,568,262
Globus Medical, Inc., Class A *	66,501	6,054,251
GoodRx Holdings, Inc., Class A *	51,033	143,403
SECURITY	NUMBER OF SHARES	VALUE ($)
Guardant Health, Inc. *	71,662	7,769,594
Haemonetics Corp. *	29,324	2,385,507
HCA Healthcare, Inc.	94,593	48,080,676
Health Catalyst, Inc. *	75,403	225,455
HealthEquity, Inc. *	50,574	5,319,373
HealthStream, Inc.	12,523	314,953
HeartFlow, Inc. *	10,000	322,500
Henry Schein, Inc. *	60,558	4,515,810
Hims & Hers Health, Inc. *	119,791	4,762,890
Hinge Health, Inc., Class A *	9,000	440,190
Hologic, Inc. *	130,378	9,774,439
Humana, Inc.	69,532	17,088,880
ICU Medical, Inc. *	14,942	2,217,990
IDEXX Laboratories, Inc. *	46,086	34,697,228
Innovage Holding Corp. *	12,684	66,972
Inspire Medical Systems, Inc. *	17,079	2,124,798
Insulet Corp. *	40,522	13,258,393
Integer Holdings Corp. *	20,828	1,503,365
Integra LifeSciences Holdings Corp. *	39,132	513,412
Intuitive Surgical, Inc. *	207,001	118,710,934
iRadimed Corp.	4,917	458,363
iRhythm Technologies, Inc. *	18,379	3,455,436
Kestra Medical Technologies Ltd. *	8,000	215,840
Kindly MD, Inc. *	220,624	110,312
Labcorp Holdings, Inc.	47,892	12,872,412
Lantheus Holdings, Inc. *	40,108	2,361,158
LeMaitre Vascular, Inc.	11,326	939,492
LifeStance Health Group, Inc. *	110,390	717,535
LivaNova PLC *	30,888	1,970,963
Masimo Corp. *	26,209	3,732,948
McKesson Corp.	71,874	63,329,619
Medtronic PLC	739,656	77,907,966
Merit Medical Systems, Inc. *	34,285	2,968,738
Molina Healthcare, Inc. *	31,584	4,682,644
National HealthCare Corp.	7,150	974,474
Neogen Corp. *	148,344	887,097
NeoGenomics, Inc. *	74,271	898,679
Novocure Ltd. *	58,332	747,233
Omada Health, Inc. *(a)	5,000	93,650
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	965,032
OPKO Health, Inc. *	323,543	440,018
Option Care Health, Inc. *	95,191	2,960,440
OraSure Technologies, Inc. *	50,552	120,314
Orthofix Medical, Inc. *	24,938	401,252
PACS Group, Inc. *	28,000	935,480
Pediatrix Medical Group, Inc. *	51,519	1,241,093
Pennant Group, Inc. *	21,982	608,901
Penumbra, Inc. *	22,533	6,606,000
Phreesia, Inc. *	30,738	629,822
Privia Health Group, Inc. *	70,121	1,708,849
PROCEPT BioRobotics Corp. *	34,223	1,084,185
Progyny, Inc. *	44,910	1,184,277
Pulse Biosciences, Inc. *(a)	10,923	149,536
Quest Diagnostics, Inc.	65,046	12,305,402
QuidelOrtho Corp. *	41,858	1,144,816
RadNet, Inc. *	39,232	3,248,017
ResMed, Inc.	84,534	21,626,333
Schrodinger, Inc. *	32,450	569,822
Select Medical Holdings Corp.	65,624	1,016,516
Semler Scientific, Inc. *	9,013	195,762
Senseonics Holdings, Inc. *	22,534	139,260
SI-BONE, Inc. *	21,723	422,730
Sight Sciences, Inc. *	20,000	167,200
Solventum Corp. *	84,592	7,212,314
STAAR Surgical Co. *	31,006	822,899
STERIS PLC	56,783	15,120,177
Stryker Corp.	198,477	73,670,693

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Surgery Partners, Inc. *	49,130	838,649
Tandem Diabetes Care, Inc. *	39,081	821,092
Teladoc Health, Inc. *	97,770	742,074
Teleflex, Inc.	26,589	3,042,313
Tenet Healthcare Corp. *	51,040	11,067,514
TransMedics Group, Inc. *	20,763	3,037,835
Treace Medical Concepts, Inc. *	30,833	91,882
TruBridge, Inc. *	8,348	183,322
U.S. Physical Therapy, Inc.	8,652	638,950
UFP Technologies, Inc. *	4,146	939,857
UnitedHealth Group, Inc.	523,643	172,681,752
Universal Health Services, Inc., Class B	33,256	8,102,159
Varex Imaging Corp. *	24,000	277,680
Veeva Systems, Inc., Class A *	87,079	20,924,213
Waystar Holding Corp. *	66,364	2,449,495
Zimmer Biomet Holdings, Inc.	115,508	11,264,340
		1,471,782,560

Household & Personal Products 0.9%
Beauty Health Co. *	44,164	65,363
BellRing Brands, Inc. *	73,652	2,275,110
Central Garden & Pet Co. *	5,310	181,390
Central Garden & Pet Co., Class A *	27,672	856,172
Church & Dwight Co., Inc.	141,250	12,028,850
Clorox Co.	71,185	7,683,709
Colgate-Palmolive Co.	468,456	37,659,178
Coty, Inc., Class A *	211,865	703,392
Edgewell Personal Care Co.	20,000	357,200
elf Beauty, Inc. *	34,499	2,627,789
Energizer Holdings, Inc.	38,925	709,603
Estee Lauder Cos., Inc., Class A	142,052	13,362,832
Herbalife Ltd. *	60,559	770,916
Interparfums, Inc.	10,272	834,805
Kenvue, Inc.	1,112,346	19,299,203
Kimberly-Clark Corp.	192,038	20,955,186
Medifast, Inc. *(b)	7,873	86,367
Nu Skin Enterprises, Inc., Class A	27,870	275,634
Oil-Dri Corp. of America	3,077	167,481
Procter & Gamble Co.	1,354,320	200,656,051
Reynolds Consumer Products, Inc.	30,778	768,834
Spectrum Brands Holdings, Inc.	15,263	905,859
WD-40 Co.	7,752	1,517,842
		324,748,766

Insurance 1.9%
Abacus Global Management, Inc. *	21,503	142,565
Aflac, Inc.	278,162	30,684,050
Allstate Corp.	152,201	32,415,769
American Financial Group, Inc.	39,810	5,482,633
American Integrity Insurance Group, Inc. *	5,000	105,700
American International Group, Inc.	320,651	24,420,780
AMERISAFE, Inc.	10,631	433,745
Aon PLC, Class A	124,474	44,053,838
Arch Capital Group Ltd. *	215,120	20,204,070
Arthur J Gallagher & Co.	148,198	36,696,789
Assurant, Inc.	29,238	6,670,942
Assured Guaranty Ltd.	25,862	2,341,546
Axis Capital Holdings Ltd.	45,333	4,634,846
Baldwin Insurance Group, Inc., Class A *	42,646	1,215,837
Bowhead Specialty Holdings, Inc. *	10,983	305,877
Brighthouse Financial, Inc. *	32,369	2,121,788
Brown & Brown, Inc.	169,700	13,648,971
Chubb Ltd.	214,082	63,406,807
Cincinnati Financial Corp.	90,718	15,203,430
SECURITY	NUMBER OF SHARES	VALUE ($)
CNA Financial Corp.	11,814	552,305
CNO Financial Group, Inc.	54,170	2,217,178
Donegal Group, Inc., Class A	9,441	190,047
Employers Holdings, Inc.	14,150	563,878
Erie Indemnity Co., Class A	14,817	4,378,275
Everest Group Ltd.	24,307	7,639,447
F&G Annuities & Life, Inc.	13,387	432,534
Fidelity National Financial, Inc.	148,009	8,796,175
First American Financial Corp.	58,554	3,850,511
Genworth Financial, Inc., Class A *	238,015	2,065,970
Globe Life, Inc.	46,627	6,282,056
Goosehead Insurance, Inc., Class A	14,266	1,020,732
Hagerty, Inc., Class A *	23,635	315,764
Hanover Insurance Group, Inc.	20,664	3,834,205
Hartford Insurance Group, Inc.	162,711	22,296,288
HCI Group, Inc.	5,969	1,060,990
Heritage Insurance Holdings, Inc. *	13,097	380,468
Hippo Holdings, Inc. *	13,164	431,516
Horace Mann Educators Corp.	23,222	1,063,103
Kemper Corp.	36,499	1,486,239
Kinsale Capital Group, Inc.	12,736	4,902,086
Lemonade, Inc. *	36,391	2,842,865
Lincoln National Corp.	96,410	3,966,307
Loews Corp.	98,561	10,631,775
Markel Group, Inc. *	7,268	15,120,638
Marsh & McLennan Cos., Inc.	284,681	52,224,729
MBIA, Inc. *	29,457	222,400
Mercury General Corp.	15,341	1,428,554
MetLife, Inc.	322,722	24,707,596
Octave Specialty Group, Inc. *	23,471	211,004
Old Republic International Corp.	131,888	6,080,037
Oscar Health, Inc., Class A *	123,970	2,227,741
Palomar Holdings, Inc. *	15,348	1,906,375
Primerica, Inc.	18,425	4,741,121
Principal Financial Group, Inc.	117,542	9,969,912
ProAssurance Corp. *	31,629	761,626
Progressive Corp.	339,207	77,607,170
Prudential Financial, Inc.	203,923	22,074,665
Reinsurance Group of America, Inc.	38,343	7,280,185
RenaissanceRe Holdings Ltd.	27,338	7,139,866
RLI Corp.	53,343	3,289,129
Root, Inc., Class A *	8,000	647,120
Ryan Specialty Holdings, Inc.	66,072	3,836,801
Safety Insurance Group, Inc.	8,127	617,815
Selective Insurance Group, Inc.	34,910	2,742,530
Selectquote, Inc. *	94,737	137,369
SiriusPoint Ltd. *	61,106	1,271,005
Skyward Specialty Insurance Group, Inc. *	22,368	1,095,137
Slide Insurance Holdings, Inc. *	15,000	253,350
Stewart Information Services Corp.	15,032	1,151,902
Tiptree, Inc.	11,411	214,299
Travelers Cos., Inc.	129,950	38,057,157
Trupanion, Inc. *	19,538	689,496
United Fire Group, Inc.	12,402	453,293
Universal Insurance Holdings, Inc.	14,165	469,286
Unum Group	90,314	6,861,155
W.R. Berkley Corp.	173,769	13,500,114
White Mountains Insurance Group Ltd.	1,471	2,977,672
Willis Towers Watson PLC	56,312	18,076,152
		725,435,098

Materials 2.0%
AdvanSix, Inc.	15,186	233,713
Air Products & Chemicals, Inc.	128,432	33,527,174
Albemarle Corp.	68,027	8,842,830
Alcoa Corp.	149,634	6,245,723

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha Metallurgical Resources, Inc. *	6,446	1,026,268
Amcor PLC	1,330,047	11,332,000
Amrize Ltd. *	296,920	15,294,349
AptarGroup, Inc.	38,428	4,793,893
Ashland, Inc.	27,099	1,433,537
ASP Isotopes, Inc. *	46,592	289,802
Aspen Aerogels, Inc. *	38,316	123,377
Avery Dennison Corp.	44,914	7,741,826
Avient Corp.	53,007	1,621,484
Axalta Coating Systems Ltd. *	126,157	3,801,110
Balchem Corp.	18,897	2,951,900
Ball Corp.	157,460	7,798,994
Cabot Corp.	30,884	1,932,412
Celanese Corp.	64,059	2,668,057
Century Aluminum Co. *	31,180	934,465
CF Industries Holdings, Inc.	93,930	7,392,291
Chemours Co.	85,487	1,093,379
Clearwater Paper Corp. *	9,826	178,735
Cleveland-Cliffs, Inc. *	329,110	4,291,594
Coeur Mining, Inc. *	368,842	6,369,901
Commercial Metals Co.	64,838	4,135,368
Compass Minerals International, Inc. *	19,584	371,900
Corteva, Inc.	392,272	26,466,592
CRH PLC	387,899	46,532,364
Crown Holdings, Inc.	66,583	6,447,232
Dow, Inc.	408,840	9,750,834
DuPont de Nemours, Inc.	241,733	9,613,721
Eagle Materials, Inc.	18,772	4,199,672
Eastman Chemical Co.	67,121	4,166,872
Ecolab, Inc.	147,349	40,544,551
Ecovyst, Inc. *	58,999	542,791
Element Solutions, Inc.	129,791	3,364,183
FMC Corp.	71,787	1,025,836
Freeport-McMoRan, Inc.	828,728	35,618,729
Graphic Packaging Holding Co.	171,787	2,779,514
Greif, Inc., Class A	17,742	1,164,407
Hawkins, Inc.	12,036	1,564,921
HB Fuller Co.	31,391	1,829,467
Hecla Mining Co.	382,896	6,440,311
Huntsman Corp.	114,866	1,196,904
Ingevity Corp. *	20,710	1,081,683
Innospec, Inc.	14,337	1,071,834
International Flavors & Fragrances, Inc.	148,505	10,318,127
International Paper Co.	305,662	12,067,536
Ivanhoe Electric, Inc. *	55,522	794,520
Kaiser Aluminum Corp.	8,783	843,607
Knife River Corp. *	32,476	2,430,504
Koppers Holdings, Inc.	11,766	349,097
Linde PLC	271,121	111,246,369
Louisiana-Pacific Corp.	36,398	2,985,000
LSB Industries, Inc. *	30,165	269,373
LyondellBasell Industries NV, Class A	148,971	7,298,089
Martin Marietta Materials, Inc.	34,745	21,654,474
Materion Corp.	12,241	1,495,728
Mativ Holdings, Inc.	32,416	404,876
McEwen, Inc. *	26,273	488,941
Mercer International, Inc.	26,000	47,060
Metallus, Inc. *	21,884	370,058
Minerals Technologies, Inc.	18,123	1,062,914
Mosaic Co.	183,720	4,499,303
MP Materials Corp. *	77,445	4,797,718
Myers Industries, Inc.	21,359	385,744
NewMarket Corp.	4,507	3,441,230
Newmont Corp.	634,063	57,528,536
Nucor Corp.	132,788	21,178,358
O-I Glass, Inc. *	90,134	1,215,006
Olin Corp.	66,483	1,402,791
SECURITY	NUMBER OF SHARES	VALUE ($)
Orion SA	32,170	163,424
Packaging Corp. of America	51,469	10,503,279
Perimeter Solutions, Inc. *	79,518	2,216,962
PPG Industries, Inc.	130,648	13,070,026
PureCycle Technologies, Inc. *	86,434	760,619
Quaker Chemical Corp.	8,023	1,105,971
Ramaco Resources, Inc., Class A *	24,162	379,102
Ranpak Holdings Corp. *	25,000	123,500
Reliance, Inc.	30,294	8,461,720
Royal Gold, Inc.	46,633	9,505,671
RPM International, Inc.	74,442	7,983,904
Ryerson Holding Corp.	16,065	368,370
Scotts Miracle-Gro Co.	25,724	1,456,493
Sealed Air Corp.	83,469	3,584,994
Sensient Technologies Corp.	24,325	2,371,444
Sherwin-Williams Co.	133,830	45,996,033
Silgan Holdings, Inc.	51,470	2,040,271
Smurfit WestRock PLC	301,902	10,774,882
Solstice Advanced Materials, Inc. *	91,608	4,367,869
Sonoco Products Co.	57,117	2,408,624
Steel Dynamics, Inc.	80,130	13,448,218
Stepan Co.	12,000	543,960
SunCoke Energy, Inc.	46,368	302,319
Sylvamo Corp.	20,186	956,211
TriMas Corp.	17,857	608,388
Tronox Holdings PLC	50,913	210,780
U.S. Lime & Minerals, Inc.	6,371	774,522
USA Rare Earth, Inc. *(a)	31,762	427,199
Vulcan Materials Co.	76,225	22,657,119
Warrior Met Coal, Inc.	29,892	2,340,245
Westlake Corp.	18,983	1,268,254
Worthington Steel, Inc.	19,751	666,596
		782,250,428

Media & Entertainment 9.1%
Advantage Solutions, Inc. *	52,105	49,479
Alphabet, Inc., Class A	3,363,277	1,076,854,030
Alphabet, Inc., Class C	2,699,995	864,322,399
AMC Entertainment Holdings, Inc., Class A *	297,133	727,976
Angi, Inc. *	21,656	247,312
Atlanta Braves Holdings, Inc., Class C *	32,957	1,311,689
Bumble, Inc., Class A *	50,807	180,365
Cable One, Inc.	2,650	310,553
Cargurus, Inc. *	50,265	1,773,349
Cars.com, Inc. *	36,310	421,196
Charter Communications, Inc., Class A *	53,725	10,751,447
Cinemark Holdings, Inc.	60,450	1,655,121
Clear Channel Outdoor Holdings, Inc. *	227,902	453,525
Comcast Corp., Class A	2,125,772	56,736,855
DoubleVerify Holdings, Inc. *	79,205	834,821
EchoStar Corp., Class A *	77,893	5,708,778
Electronic Arts, Inc.	130,335	26,331,580
Emerald Holding, Inc.	11,476	42,002
Eventbrite, Inc., Class A *	50,316	125,287
EverQuote, Inc., Class A *	15,097	398,410
EW Scripps Co., Class A *(b)	37,958	160,562
Fox Corp., Class A	198,601	13,008,365
fuboTV, Inc. *	202,348	615,138
Gray Media, Inc.	48,831	240,249
Grindr, Inc. *	27,637	354,583
IAC, Inc. *	39,960	1,401,397
Ibotta, Inc., Class A *	5,000	119,300
iHeartMedia, Inc., Class A *	66,900	262,917
Integral Ad Science Holding Corp. *	56,574	581,581

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
John Wiley & Sons, Inc., Class A	24,217	880,530
Liberty Broadband Corp., Class C *	77,819	3,602,242
Liberty Media Corp.-Liberty Formula One, Class C *	142,088	13,637,606
Liberty Media Corp.-Liberty Live, Class C *	39,834	3,155,251
Lionsgate Studios Corp. *	129,093	963,034
Live Nation Entertainment, Inc. *	91,664	12,049,233
Madison Square Garden Entertainment Corp. *	23,590	1,166,997
Madison Square Garden Sports Corp. *	10,331	2,355,778
Magnite, Inc. *	82,560	1,212,806
Match Group, Inc.	137,583	4,582,890
MediaAlpha, Inc., Class A *	19,325	246,587
Meta Platforms, Inc., Class A	1,254,049	812,561,050
MNTN, Inc., Class A *(a)	6,500	88,725
National CineMedia, Inc.	54,656	235,567
Netflix, Inc. *	2,456,890	264,312,226
New York Times Co., Class A	93,784	6,049,068
News Corp., Class A	296,807	7,622,004
Nexstar Media Group, Inc.	16,434	3,157,629
Nextdoor Holdings, Inc. *	144,098	252,172
NIQ Global Intelligence PLC *(a)	28,000	440,160
Omnicom Group, Inc.	184,769	13,233,157
Optimum Communications, Inc., Class A *	159,400	302,860
Paramount Skydance Corp., Class B (a)	179,981	2,883,296
Pinterest, Inc., Class A *	345,945	9,036,083
Playtika Holding Corp.	84,785	343,379
PubMatic, Inc., Class A *	24,127	217,384
QuinStreet, Inc. *	33,798	471,820
Reddit, Inc., Class A *	71,576	15,494,057
ROBLOX Corp., Class A *	373,103	35,455,978
Roku, Inc. *	74,595	7,220,050
Rumble, Inc. *(a)	64,692	437,965
Scholastic Corp.	13,332	393,827
Shutterstock, Inc.	13,500	281,070
Sinclair, Inc.	22,849	360,100
Sirius XM Holdings, Inc.	109,693	2,332,073
Snap, Inc., Class A *	641,266	4,924,923
Sphere Entertainment Co. *	17,674	1,495,044
Stagwell, Inc. *	59,908	321,107
Take-Two Interactive Software, Inc. *	100,290	24,678,360
TechTarget, Inc. *	14,188	74,203
TEGNA, Inc.	93,183	1,818,932
Thryv Holdings, Inc. *	27,129	152,736
TKO Group Holdings, Inc.	39,853	7,727,098
Trade Desk, Inc., Class A *	259,620	10,270,567
TripAdvisor, Inc. *	67,768	1,007,710
Trump Media & Technology Group Corp. *	94,313	1,088,372
USA TODAY Co., Inc. *	72,357	362,509
Walt Disney Co.	1,039,697	108,617,146
Warner Bros Discovery, Inc. *	1,427,339	34,256,136
Warner Music Group Corp., Class A	83,679	2,363,095
Webtoon Entertainment, Inc. *(a)	9,000	125,190
Yelp, Inc. *	34,751	1,004,651
Ziff Davis, Inc. *	27,276	895,198
ZipRecruiter, Inc., Class A *	43,376	206,036
ZoomInfo Technologies, Inc. *	162,385	1,610,859
		3,496,014,792

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
10X Genomics, Inc., Class A *	62,784	1,180,967
4D Molecular Therapeutics, Inc. *	20,000	233,200
SECURITY	NUMBER OF SHARES	VALUE ($)
AbbVie, Inc.	1,021,033	232,489,214
Absci Corp. *(a)	66,414	210,532
ACADIA Pharmaceuticals, Inc. *	69,480	1,739,779
Adaptive Biotechnologies Corp. *	63,960	1,257,454
ADMA Biologics, Inc. *	138,910	2,664,294
Agilent Technologies, Inc.	164,587	25,264,104
Agios Pharmaceuticals, Inc. *	34,014	993,209
Akebia Therapeutics, Inc. *	158,634	250,642
Akero Therapeutics, Inc. *	41,280	2,243,981
Alector, Inc. *	50,092	66,622
Alkermes PLC *	95,886	2,836,308
Alnylam Pharmaceuticals, Inc. *	75,685	34,151,342
Alumis, Inc. *	36,092	276,826
Amgen, Inc.	311,495	107,609,063
Amicus Therapeutics, Inc. *	180,018	1,787,579
Amneal Pharmaceuticals, Inc. *	102,665	1,285,366
Amphastar Pharmaceuticals, Inc. *	21,605	598,458
Amylyx Pharmaceuticals, Inc. *	42,430	635,601
AnaptysBio, Inc. *	9,728	405,171
Anavex Life Sciences Corp. *(a)	48,389	185,330
ANI Pharmaceuticals, Inc. *	9,525	808,196
Annexon, Inc. *	60,184	270,828
Apellis Pharmaceuticals, Inc. *	62,050	1,321,665
Apogee Therapeutics, Inc. *	26,943	1,939,088
Arbutus Biopharma Corp. *	84,957	374,660
Arcellx, Inc. *	24,283	1,765,617
Arcturus Therapeutics Holdings, Inc. *	15,000	101,850
Arcus Biosciences, Inc. *	50,948	1,329,743
Arcutis Biotherapeutics, Inc. *	68,420	2,097,073
Ardelyx, Inc. *	141,947	823,293
ArriVent Biopharma, Inc. *	22,008	504,863
Arrowhead Pharmaceuticals, Inc. *	80,497	4,242,192
ARS Pharmaceuticals, Inc. *	31,094	296,637
Arvinas, Inc. *	46,677	587,430
Astria Therapeutics, Inc. *	16,000	202,400
Atea Pharmaceuticals, Inc. *	46,807	145,102
Avadel Pharmaceuticals PLC *	56,310	1,210,102
Avantor, Inc. *	393,366	4,614,183
Avidity Biosciences, Inc. *	77,903	5,585,645
Axsome Therapeutics, Inc. *	24,682	3,739,323
Azenta, Inc. *	23,585	838,683
Beam Therapeutics, Inc. *	61,141	1,548,701
Bicara Therapeutics, Inc. *	24,554	455,722
BioCryst Pharmaceuticals, Inc. *	121,104	869,527
Biogen, Inc. *	84,951	15,468,728
Biohaven Ltd. *	49,188	493,356
BioLife Solutions, Inc. *	26,022	689,583
BioMarin Pharmaceutical, Inc. *	112,739	6,305,492
Bio-Rad Laboratories, Inc., Class A *	10,744	3,490,296
Bio-Techne Corp.	91,890	5,927,824
BridgeBio Oncology Therapeutics, Inc. *(a)	27,500	338,525
Bridgebio Pharma, Inc. *	97,522	7,022,559
Bristol-Myers Squibb Co.	1,174,936	57,806,851
Bruker Corp.	64,204	3,133,797
C4 Therapeutics, Inc. *	27,023	73,232
CareDx, Inc. *	30,083	537,583
Caribou Biosciences, Inc. *	77,790	150,913
Catalyst Pharmaceuticals, Inc. *	63,902	1,495,946
Celcuity, Inc. *	19,123	1,934,100
Celldex Therapeutics, Inc. *	37,404	1,010,656
CG oncology, Inc. *	38,801	1,739,837
Charles River Laboratories International, Inc. *	28,240	5,030,674
Cidara Therapeutics, Inc. *	10,516	2,312,258
Cogent Biosciences, Inc. *	86,328	3,472,112
Coherus Oncology, Inc. *(a)	89,887	122,246
Collegium Pharmaceutical, Inc. *	19,395	905,359

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Contineum Therapeutics, Inc., Class A *	10,500	116,235
Corcept Therapeutics, Inc. *	55,217	4,384,230
CorMedix, Inc. *(a)	40,070	393,087
Crinetics Pharmaceuticals, Inc. *	54,289	2,473,407
CRISPR Therapeutics AG *	53,126	2,840,647
CryoPort, Inc. *	36,070	346,993
Cullinan Therapeutics, Inc. *	29,727	337,996
Cytek Biosciences, Inc. *	61,202	345,791
Cytokinetics, Inc. *	68,526	4,668,676
Danaher Corp.	369,079	83,699,736
Day One Biopharmaceuticals, Inc. *	45,610	432,839
Denali Therapeutics, Inc. *	84,217	1,639,705
Design Therapeutics, Inc. *	26,443	248,300
Dianthus Therapeutics, Inc. *	17,495	769,430
Disc Medicine, Inc. *	17,241	1,609,620
Dynavax Technologies Corp. *	60,006	682,268
Dyne Therapeutics, Inc. *	79,316	1,737,020
Edgewise Therapeutics, Inc. *	39,820	1,036,913
Editas Medicine, Inc. *	94,541	227,844
Elanco Animal Health, Inc. *	288,627	6,716,350
Eli Lilly & Co.	459,566	494,249,446
Emergent BioSolutions, Inc. *	29,676	331,481
Enanta Pharmaceuticals, Inc. *	10,879	153,611
Enliven Therapeutics, Inc. *	22,438	484,661
Erasca, Inc. *	124,264	393,917
Ethzilla Corp. *(a)	8,317	88,826
Evolus, Inc. *	18,000	128,880
Exact Sciences Corp. *	109,644	11,105,841
Exelixis, Inc. *	155,804	6,881,863
EyePoint Pharmaceuticals, Inc. *	45,585	676,025
Fortrea Holdings, Inc. *	52,453	666,678
Fulcrum Therapeutics, Inc. *	29,774	325,728
Geron Corp. *	311,110	367,110
Gilead Sciences, Inc.	716,311	90,140,576
Ginkgo Bioworks Holdings, Inc. *	26,477	245,707
Gossamer Bio, Inc. *	110,045	367,550
GRAIL, Inc. *	16,046	1,771,318
Halozyme Therapeutics, Inc. *	67,365	4,809,861
Harmony Biosciences Holdings, Inc. *	21,999	776,345
Harrow, Inc. *	19,602	818,972
Heron Therapeutics, Inc. *	82,155	95,300
Humacyte, Inc. *(a)	67,764	91,481
Ideaya Biosciences, Inc. *	50,214	1,788,623
Illumina, Inc. *	88,305	11,607,692
ImmunityBio, Inc. *(a)	169,165	399,229
Immunome, Inc. *	43,392	799,281
Immunovant, Inc. *	38,275	924,341
Incyte Corp. *	94,593	9,881,185
Indivior PLC *	72,033	2,420,309
Innoviva, Inc. *	32,819	713,157
Insmed, Inc. *	122,257	25,401,337
Intellia Therapeutics, Inc. *	67,799	609,513
Ionis Pharmaceuticals, Inc. *	92,526	7,654,676
Iovance Biotherapeutics, Inc. *	220,608	544,902
IQVIA Holdings, Inc. *	98,668	22,694,627
Ironwood Pharmaceuticals, Inc. *	85,184	298,144
Janux Therapeutics, Inc. *	27,817	948,281
Jazz Pharmaceuticals PLC *	35,479	6,263,108
Johnson & Johnson	1,391,765	287,984,014
KalVista Pharmaceuticals, Inc. *	23,406	338,685
Keros Therapeutics, Inc. *	19,973	349,128
Kodiak Sciences, Inc. *	20,592	473,204
Krystal Biotech, Inc. *	14,809	3,228,362
Kura Oncology, Inc. *	46,979	570,325
Kymera Therapeutics, Inc. *	30,106	2,043,595
Kyverna Therapeutics, Inc. *	15,000	115,050
LENZ Therapeutics, Inc. *(a)	13,688	417,758
Lexicon Pharmaceuticals, Inc. *	108,276	154,835
SECURITY	NUMBER OF SHARES	VALUE ($)
Ligand Pharmaceuticals, Inc. *	10,966	2,228,072
Liquidia Corp. *	39,245	1,280,564
Lyell Immunopharma, Inc. *	9,101	218,424
Madrigal Pharmaceuticals, Inc. *	10,712	6,394,850
MannKind Corp. *	192,388	1,029,276
Maravai LifeSciences Holdings, Inc., Class A *	50,101	181,366
Maze Therapeutics, Inc. *	16,140	609,285
MBX Biosciences, Inc. *	9,000	310,410
Medpace Holdings, Inc. *	12,803	7,585,265
Merck & Co., Inc.	1,442,328	151,199,244
Mesa Laboratories, Inc.	2,000	160,400
Mettler-Toledo International, Inc. *	11,908	17,584,782
MiMedx Group, Inc. *	64,947	446,835
Mind Medicine MindMed, Inc. *	54,575	690,374
Mineralys Therapeutics, Inc. *	29,566	1,274,886
Mirum Pharmaceuticals, Inc. *	24,138	1,763,281
Moderna, Inc. *	202,961	5,272,927
Monte Rosa Therapeutics, Inc. *	34,135	551,963
Myriad Genetics, Inc. *	53,632	409,212
Natera, Inc. *	79,176	18,908,021
Nektar Therapeutics *	12,102	789,171
Neumora Therapeutics, Inc. *	50,316	112,708
Neurocrine Biosciences, Inc. *	56,952	8,665,816
Niagen Bioscience, Inc. *	33,211	224,838
Novavax, Inc. *	96,487	680,233
Nurix Therapeutics, Inc. *	54,816	969,147
Nuvalent, Inc., Class A *	29,816	3,260,380
Nuvation Bio, Inc. *	144,173	1,157,709
Ocular Therapeutix, Inc. *	97,827	1,188,598
Olema Pharmaceuticals, Inc. *	28,000	792,960
Omeros Corp. *	35,283	341,892
Organogenesis Holdings, Inc. *	45,792	237,203
Organon & Co.	150,978	1,164,040
ORIC Pharmaceuticals, Inc. *	46,206	548,927
Oruka Therapeutics, Inc. *	18,000	541,800
Pacific Biosciences of California, Inc. *	171,263	397,330
Pacira BioSciences, Inc. *	25,914	610,793
Perrigo Co. PLC	78,172	1,043,596
Perspective Therapeutics, Inc. *	62,316	146,443
Pfizer, Inc.	3,282,517	84,491,988
Phathom Pharmaceuticals, Inc. *	21,727	339,376
Phibro Animal Health Corp., Class A	11,372	476,259
Praxis Precision Medicines, Inc. *	12,897	2,533,745
Precigen, Inc. *	106,261	406,980
Prestige Consumer Healthcare, Inc. *	29,646	1,765,419
Prime Medicine, Inc. *	42,580	162,656
ProKidney Corp. *(a)	63,558	141,099
Protagonist Therapeutics, Inc. *	32,961	2,966,490
Prothena Corp. PLC *	22,200	238,650
PTC Therapeutics, Inc. *	44,577	3,833,176
Rapport Therapeutics, Inc. *	14,035	416,980
Recursion Pharmaceuticals, Inc., Class A *	255,482	1,182,882
Regeneron Pharmaceuticals, Inc.	58,810	45,882,974
REGENXBIO, Inc. *	25,000	334,750
Relay Therapeutics, Inc. *	83,716	663,031
Repligen Corp. *	30,344	5,189,431
Replimune Group, Inc. *	41,085	410,850
Revolution Medicines, Inc. *	102,693	7,985,408
Revvity, Inc.	67,195	7,015,830
Rezolute, Inc. *	46,228	449,336
Rhythm Pharmaceuticals, Inc. *	34,969	3,814,768
Rigel Pharmaceuticals, Inc. *	10,304	520,249
Rocket Pharmaceuticals, Inc. *	50,732	173,503
Roivant Sciences Ltd. *	245,223	5,103,091
Royalty Pharma PLC, Class A	219,878	8,799,518
Sana Biotechnology, Inc. *	123,319	530,272

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sarepta Therapeutics, Inc. *	50,000	1,067,000
Savara, Inc. *	66,005	415,171
Scholar Rock Holding Corp. *	48,444	2,134,443
Septerna, Inc. *(a)	18,921	549,087
SIGA Technologies, Inc.	21,784	132,011
Sionna Therapeutics, Inc. *	7,386	321,808
Soleno Therapeutics, Inc. *	28,115	1,418,402
Sotera Health Co. *	119,791	2,093,947
Spyre Therapeutics, Inc. *	38,245	1,147,350
Standard BioTools, Inc. *	177,844	266,766
Stoke Therapeutics, Inc. *	28,492	880,688
Summit Therapeutics, Inc. *(a)	91,205	1,631,657
Supernus Pharmaceuticals, Inc. *	32,029	1,460,202
Syndax Pharmaceuticals, Inc. *	52,303	1,036,645
Tango Therapeutics, Inc. *	39,106	426,646
Tarsus Pharmaceuticals, Inc. *	23,482	1,877,621
Taysha Gene Therapies, Inc. *	129,368	613,204
Tempus AI, Inc. *	57,705	4,496,951
Terns Pharmaceuticals, Inc. *	40,092	1,126,986
TG Therapeutics, Inc. *	78,693	2,617,329
Theravance Biopharma, Inc. *	21,785	442,235
Thermo Fisher Scientific, Inc.	218,161	128,896,064
Third Harmonic Bio, Inc. *(d)	12,349	247
Travere Therapeutics, Inc. *	54,343	1,924,286
Trevi Therapeutics, Inc. *	58,274	768,634
Twist Bioscience Corp. *	34,920	1,117,789
Tyra Biosciences, Inc. *	13,115	295,874
Ultragenyx Pharmaceutical, Inc. *	59,016	2,050,806
uniQure NV *	35,000	962,850
United Therapeutics Corp. *	26,287	12,775,482
Upstream Bio, Inc. *	20,416	583,898
Vanda Pharmaceuticals, Inc. *	40,221	215,585
Vaxcyte, Inc. *	67,002	3,323,969
Ventyx Biosciences, Inc. *	40,316	403,160
Vera Therapeutics, Inc. *	36,803	1,242,101
Veracyte, Inc. *	45,813	2,168,787
Vericel Corp. *	28,210	1,135,452
Vertex Pharmaceuticals, Inc. *	148,025	64,185,120
Viatris, Inc.	686,428	7,337,915
Viking Therapeutics, Inc. *	64,644	2,379,546
Vir Biotechnology, Inc. *	61,739	396,364
Viridian Therapeutics, Inc. *	47,864	1,529,733
Waters Corp. *	34,754	14,020,459
WaVe Life Sciences Ltd. *	68,245	529,581
West Pharmaceutical Services, Inc.	41,681	11,556,057
Xencor, Inc. *	42,945	743,807
Xeris Biopharma Holdings, Inc. *	93,436	670,870
Zenas Biopharma, Inc. *	16,334	634,249
Zoetis, Inc.	255,912	32,802,800
		2,439,410,483

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	64,614	920,750
CBRE Group, Inc., Class A *	169,413	27,416,106
Compass, Inc., Class A *	259,699	2,706,064
CoStar Group, Inc. *	244,451	16,818,229
Cushman & Wakefield Ltd. *	133,132	2,229,961
eXp World Holdings, Inc. (a)	66,301	752,516
Forestar Group, Inc. *	11,870	302,922
FRP Holdings, Inc. *	7,078	164,988
Howard Hughes Holdings, Inc. *	17,571	1,573,132
Jones Lang LaSalle, Inc. *	27,133	8,836,947
Kennedy-Wilson Holdings, Inc.	70,344	684,447
Marcus & Millichap, Inc.	13,834	405,336
Newmark Group, Inc., Class A	93,317	1,621,849
Opendoor Technologies, Inc. *	403,289	3,105,325
RE/MAX Holdings, Inc., Class A *	10,296	84,633
RMR Group, Inc., Class A	9,000	137,250
SECURITY	NUMBER OF SHARES	VALUE ($)
Seaport Entertainment Group, Inc. *	4,944	106,098
Seritage Growth Properties, Class A *	25,000	93,500
St. Joe Co.	24,258	1,463,485
Tejon Ranch Co. *	14,392	233,582
Zillow Group, Inc., Class C *	129,199	9,609,822
		79,266,942

Semiconductors & Semiconductor Equipment 12.9%
ACM Research, Inc., Class A *	32,335	1,080,312
Advanced Micro Devices, Inc. *	938,200	204,086,646
Aehr Test Systems *	16,000	367,520
Allegro MicroSystems, Inc. *	74,338	1,984,081
Alpha & Omega Semiconductor Ltd. *	14,070	285,340
Ambarella, Inc. *	22,760	1,688,337
Ambiq Micro, Inc. *	3,000	73,530
Amkor Technology, Inc.	66,608	2,423,865
Analog Devices, Inc.	286,939	76,136,394
Applied Materials, Inc.	464,108	117,071,243
Astera Labs, Inc. *	74,880	11,798,842
Axcelis Technologies, Inc. *	17,933	1,484,315
Blaize Holdings, Inc. *(a)	32,965	82,413
Broadcom, Inc.	2,719,456	1,095,831,990
CEVA, Inc. *	12,725	274,733
Cirrus Logic, Inc. *	29,723	3,576,866
Cohu, Inc. *	26,430	642,778
Credo Technology Group Holding Ltd. *	87,295	15,503,592
Diodes, Inc. *	26,410	1,220,406
Enphase Energy, Inc. *	76,433	2,205,092
Entegris, Inc.	87,751	6,769,112
First Solar, Inc. *	61,958	16,909,577
FormFactor, Inc. *	44,120	2,427,482
Ichor Holdings Ltd. *	20,572	345,610
Impinj, Inc. *	15,016	2,580,800
indie Semiconductor, Inc., Class A *	139,823	497,770
Intel Corp. *	2,529,322	102,589,300
KLA Corp.	76,205	89,576,691
Kulicke & Soffa Industries, Inc.	30,938	1,395,613
Lam Research Corp.	731,758	114,154,248
Lattice Semiconductor Corp. *	80,015	5,617,853
MACOM Technology Solutions Holdings, Inc. *	36,860	6,450,131
Marvell Technology, Inc.	497,676	44,492,234
MaxLinear, Inc. *	50,706	789,493
Microchip Technology, Inc.	312,011	16,717,549
Micron Technology, Inc.	647,059	153,016,512
MKS, Inc.	38,861	6,077,472
Monolithic Power Systems, Inc.	27,619	25,635,127
Navitas Semiconductor Corp. *(a)	111,118	971,171
NVIDIA Corp.	14,107,572	2,497,040,244
NXP Semiconductors NV	145,883	28,438,432
ON Semiconductor Corp. *	237,721	11,943,103
Onto Innovation, Inc. *	28,086	4,020,792
PDF Solutions, Inc. *	16,361	443,383
Penguin Solutions, Inc. *	29,587	598,545
Photronics, Inc. *	36,181	828,907
Power Integrations, Inc.	32,866	1,104,298
Qnity Electronics, Inc.	120,866	9,801,024
Qorvo, Inc. *	48,987	4,207,494
QUALCOMM, Inc.	623,665	104,831,850
Rambus, Inc. *	62,688	5,991,092
Rigetti Computing, Inc. *	187,601	4,796,958
Semtech Corp. *	49,339	3,658,980
Silicon Laboratories, Inc. *	18,518	2,362,527
SiTime Corp. *	12,730	3,789,721
SkyWater Technology, Inc. *	16,425	252,781
Skyworks Solutions, Inc.	85,872	5,663,258
SolarEdge Technologies, Inc. *	34,363	1,255,280

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Synaptics, Inc. *	22,381	1,533,322
Teradyne, Inc.	92,052	16,743,338
Texas Instruments, Inc.	524,825	88,312,303
Ultra Clean Holdings, Inc. *	28,390	719,970
Universal Display Corp.	25,688	3,055,074
Veeco Instruments, Inc. *	33,219	970,991
		4,937,195,707

Software & Services 11.1%
8x8, Inc. *	98,425	190,945
A10 Networks, Inc.	43,711	752,703
Accenture PLC, Class A	360,253	90,063,250
ACI Worldwide, Inc. *	60,823	2,850,166
Adeia, Inc.	60,220	744,921
Adobe, Inc. *	245,155	78,481,470
Agilysys, Inc. *	14,795	1,819,193
Akamai Technologies, Inc. *	82,954	7,426,042
Alarm.com Holdings, Inc. *	29,119	1,513,023
Alkami Technology, Inc. *	47,063	1,003,383
Amplitude, Inc., Class A *	50,837	522,604
Appfolio, Inc., Class A *	12,965	2,959,650
Appian Corp., Class A *	23,706	957,722
Applied Digital Corp. *	135,021	3,659,069
AppLovin Corp., Class A *	156,495	93,815,623
Asana, Inc., Class A *	56,246	724,448
ASGN, Inc. *	25,480	1,146,855
Atlassian Corp., Class A *	96,114	14,370,965
Aurora Innovation, Inc. *	671,169	2,812,198
Autodesk, Inc. *	123,239	37,383,318
AvePoint, Inc. *	73,196	951,548
Bentley Systems, Inc., Class B	86,416	3,626,015
BigBear.ai Holdings, Inc. *(a)	215,644	1,367,183
Bill Holdings, Inc. *	53,931	2,704,640
Bit Digital, Inc. *	189,552	451,134
BitMine Immersion Technologies, Inc. *	100,376	3,324,453
Blackbaud, Inc. *	21,674	1,221,980
BlackLine, Inc. *	29,391	1,674,993
Blend Labs, Inc., Class A *	140,119	442,776
Box, Inc., Class A *	86,037	2,541,533
Braze, Inc., Class A *	47,990	1,377,313
C3.ai, Inc., Class A *	68,274	986,559
Cadence Design Systems, Inc. *	157,145	49,004,097
CCC Intelligent Solutions Holdings, Inc. *	343,325	2,557,771
Cipher Mining, Inc. *	169,634	3,452,052
Circle Internet Group, Inc. *	30,800	2,461,844
Cleanspark, Inc. *	161,133	2,433,108
Clear Secure, Inc., Class A	49,089	1,742,660
Clearwater Analytics Holdings, Inc., Class A *	168,517	3,717,485
Cloudflare, Inc., Class A *	180,430	36,123,890
Cognizant Technology Solutions Corp., Class A	282,644	21,964,265
Commerce.com, Inc. *	41,099	188,644
Commvault Systems, Inc. *	25,694	3,173,209
Confluent, Inc., Class A *	166,666	3,708,318
Consensus Cloud Solutions, Inc. *	9,745	212,831
Core Scientific, Inc. *	173,299	2,927,020
CoreWeave, Inc., Class A *	126,451	9,246,097
Crowdstrike Holdings, Inc., Class A *	144,131	73,385,740
CS Disco, Inc. *	18,160	130,026
Daily Journal Corp. *	480	220,027
Datadog, Inc., Class A *	187,211	29,955,632
Digital Turbine, Inc. *	58,464	280,043
DigitalOcean Holdings, Inc. *	39,804	1,772,074
Docusign, Inc. *	117,018	8,115,198
Dolby Laboratories, Inc., Class A	35,766	2,412,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Domo, Inc., Class B *	20,483	234,326
Dropbox, Inc., Class A *	107,106	3,200,327
D-Wave Quantum, Inc. *	196,753	4,460,391
DXC Technology Co. *	106,483	1,405,576
Dynatrace, Inc. *	175,244	7,808,873
Elastic NV *	54,012	3,809,466
EPAM Systems, Inc. *	32,237	6,028,319
EverCommerce, Inc. *	10,445	90,663
Fair Isaac Corp. *	13,847	25,005,328
Fastly, Inc., Class A *	89,295	1,041,180
Five9, Inc. *	44,355	868,914
Fortinet, Inc. *	374,792	30,406,875
Freshworks, Inc., Class A *	110,497	1,341,434
Gartner, Inc. *	43,925	10,223,104
Gen Digital, Inc.	326,161	8,600,866
Gitlab, Inc., Class A *	80,922	3,322,657
GoDaddy, Inc., Class A *	80,270	10,263,322
Grid Dynamics Holdings, Inc. *	38,201	334,641
Guidewire Software, Inc. *	48,572	10,490,581
Hackett Group, Inc.	13,157	243,010
HubSpot, Inc. *	30,730	11,287,744
Hut 8 Corp. *	56,173	2,527,785
I3 Verticals, Inc., Class A *	12,243	289,792
Intapp, Inc. *	33,552	1,449,111
InterDigital, Inc.	14,749	5,276,455
International Business Machines Corp.	538,595	166,199,645
Intuit, Inc.	161,308	102,282,177
Jamf Holding Corp. *	48,401	625,825
Kaltura, Inc. *	39,685	58,337
Klaviyo, Inc., Class A *	72,471	2,069,772
Kyndryl Holdings, Inc. *	134,450	3,472,843
Life360, Inc. *	44,788	3,565,573
LiveRamp Holdings, Inc. *	36,693	1,058,593
Manhattan Associates, Inc. *	35,069	6,187,925
MARA Holdings, Inc. *	215,129	2,540,673
Microsoft Corp.	4,297,712	2,114,517,281
MongoDB, Inc. *	47,255	15,706,144
N-able, Inc. *	40,035	288,252
nCino, Inc. *	61,942	1,529,967
NCR Voyix Corp. *	82,216	831,204
NextNav, Inc. *	51,056	725,506
Nutanix, Inc., Class A *	155,267	7,421,763
Okta, Inc. *	97,242	7,811,450
OneSpan, Inc.	20,734	252,955
Onestream, Inc. *	48,664	1,013,671
Oracle Corp.	958,184	193,505,259
PagerDuty, Inc. *	54,078	648,936
Palantir Technologies, Inc., Class A *	1,314,933	221,500,464
Palo Alto Networks, Inc. *	386,434	73,472,696
PAR Technology Corp. *	24,475	844,632
Pegasystems, Inc.	52,174	2,857,570
Pivotal Software, Inc. *(d)	45,214	0
Porch Group, Inc. *	56,583	548,289
Procore Technologies, Inc. *	67,262	4,981,424
Progress Software Corp. *	23,397	968,870
PROS Holdings, Inc. *	30,168	701,104
PTC, Inc. *	69,654	12,219,401
Q2 Holdings, Inc. *	35,483	2,559,389
Qualys, Inc. *	20,543	2,893,482
Rapid7, Inc. *	32,000	501,760
Red Violet, Inc.	7,620	412,928
RingCentral, Inc., Class A *	46,189	1,304,377
Riot Platforms, Inc. *	187,621	3,026,327
Roper Technologies, Inc.	62,330	27,812,893
Rubrik, Inc., Class A *	77,041	5,340,482
SailPoint, Inc. *	44,363	817,166
Salesforce, Inc.	552,495	127,372,197
Samsara, Inc., Class A *	174,274	6,627,640

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SEMrush Holdings, Inc., Class A *	27,224	322,060
SentinelOne, Inc., Class A *	186,124	3,017,070
ServiceNow, Inc. *	120,286	97,721,549
ServiceTitan, Inc., Class A *	31,945	2,854,605
Snowflake, Inc., Class A *	193,042	48,499,872
SoundHound AI, Inc., Class A *(a)	219,668	2,646,999
Sprinklr, Inc., Class A *	64,654	467,448
Sprout Social, Inc., Class A *	30,450	303,587
SPS Commerce, Inc. *	21,732	1,810,710
Strategy, Inc., Class A *	153,363	27,172,856
Synopsys, Inc. *	106,744	44,620,059
Telos Corp. *	25,850	149,413
Tenable Holdings, Inc. *	70,407	1,867,194
Teradata Corp. *	54,754	1,568,155
Terawulf, Inc. *	178,755	2,772,490
TON Strategy Co. *	28,000	95,480
Tucows, Inc., Class A *	7,627	165,277
Twilio, Inc., Class A *	89,329	11,585,078
Tyler Technologies, Inc. *	24,905	11,695,886
UiPath, Inc., Class A *	244,939	3,394,855
Unisys Corp. *	25,000	67,000
Unity Software, Inc. *	195,763	8,323,843
Varonis Systems, Inc. *	63,926	2,114,033
VeriSign, Inc.	48,569	12,238,902
Vertex, Inc., Class A *	43,910	863,710
Weave Communications, Inc. *	43,991	280,663
Whitefiber, Inc. *(a)	5,600	120,008
Workday, Inc., Class A *	124,644	26,875,739
Workiva, Inc. *	29,892	2,766,804
Xperi, Inc. *	25,564	148,016
Yext, Inc. *	59,673	502,447
Zeta Global Holdings Corp., Class A *	113,762	2,076,157
Zoom Communications, Inc., Class A *	150,612	12,795,996
Zscaler, Inc. *	57,659	14,501,238
		4,248,544,904

Technology Hardware & Equipment 8.6%
908 Devices, Inc. *	15,500	98,425
ADTRAN Holdings, Inc. *	39,994	317,152
Advanced Energy Industries, Inc.	21,689	4,580,500
Aeva Technologies, Inc. *	19,296	215,150
Amphenol Corp., Class A	704,761	99,300,825
Apple, Inc.	8,580,413	2,392,648,165
Applied Optoelectronics, Inc. *	34,156	914,698
Arista Networks, Inc. *	596,083	77,896,126
Arlo Technologies, Inc. *	64,492	935,134
Arrow Electronics, Inc. *	30,028	3,243,324
Avnet, Inc.	49,843	2,368,041
Badger Meter, Inc.	16,933	3,023,218
Bel Fuse, Inc., Class B	7,025	1,082,061
Belden, Inc.	22,968	2,604,571
Benchmark Electronics, Inc.	20,116	903,812
Calix, Inc. *	33,832	1,869,895
CDW Corp.	75,666	10,912,551
Ciena Corp. *	81,601	16,663,740
Cisco Systems, Inc.	2,289,601	176,161,901
Clearfield, Inc. *	6,800	199,648
Cognex Corp.	95,624	3,643,274
Coherent Corp. *	89,958	14,776,501
CommScope Holding Co., Inc. *	125,303	2,473,481
CompoSecure, Inc., Class A *	26,773	531,980
Corning, Inc.	449,550	37,852,110
Corsair Gaming, Inc. *	25,300	164,956
Crane NXT Co.	27,859	1,568,462
CTS Corp.	17,456	738,913
Daktronics, Inc. *	22,690	429,522
Dell Technologies, Inc., Class C	175,618	23,418,660
SECURITY	NUMBER OF SHARES	VALUE ($)
Diebold Nixdorf, Inc. *	21,264	1,371,953
Digi International, Inc. *	20,614	862,284
ePlus, Inc.	14,708	1,317,837
Evolv Technologies Holdings, Inc. *	81,188	518,791
Extreme Networks, Inc. *	73,685	1,289,488
F5, Inc. *	33,147	7,927,437
Fabrinet *	20,585	9,456,955
Flex Ltd. *	217,015	12,827,757
Harmonic, Inc. *	64,750	619,010
Hewlett Packard Enterprise Co.	757,366	16,563,594
HP, Inc.	544,234	13,290,194
Insight Enterprises, Inc. *	18,235	1,578,604
IonQ, Inc. *	171,767	8,468,113
IPG Photonics Corp. *	15,217	1,211,882
Itron, Inc. *	26,712	2,645,557
Jabil, Inc.	61,600	12,979,736
Keysight Technologies, Inc. *	99,968	19,788,666
Kimball Electronics, Inc. *	14,244	411,652
Knowles Corp. *	50,393	1,132,835
Lightwave Logic, Inc. *(a)	80,632	349,943
Littelfuse, Inc.	14,205	3,636,764
Lumentum Holdings, Inc. *	39,993	13,004,124
Methode Electronics, Inc.	20,778	157,497
MicroVision, Inc. *(a)	199,760	188,154
Mirion Technologies, Inc. *	137,035	3,565,651
Motorola Solutions, Inc.	96,433	35,649,351
Napco Security Technologies, Inc.	21,098	852,359
NetApp, Inc.	115,615	12,898,009
NETGEAR, Inc. *	16,629	439,837
NetScout Systems, Inc. *	39,631	1,065,281
nLight, Inc. *	30,096	1,060,282
Novanta, Inc. *	21,190	2,408,455
Ondas Holdings, Inc. *	198,429	1,567,589
OSI Systems, Inc. *	9,360	2,535,156
Ouster, Inc. *	34,071	782,270
PC Connection, Inc.	6,985	405,409
Plexus Corp. *	15,143	2,164,692
Powerfleet, Inc. NJ *	70,184	348,815
Pure Storage, Inc., Class A *	179,475	15,966,096
Quantum Computing, Inc. *	79,474	929,846
Ralliant Corp.	65,682	3,242,720
Red Cat Holdings, Inc. *(a)	60,582	449,518
Ribbon Communications, Inc. *	51,712	147,896
Rogers Corp. *	9,462	793,010
Sandisk Corp. *	79,736	17,803,454
Sanmina Corp. *	30,911	4,827,216
ScanSource, Inc. *	13,215	543,401
Seagate Technology Holdings PLC	123,029	34,040,894
SmartRent, Inc. *	98,656	169,688
Super Micro Computer, Inc. *	290,393	9,829,803
TD SYNNEX Corp.	44,495	6,784,598
TE Connectivity PLC	170,860	38,639,989
Teledyne Technologies, Inc. *	26,826	13,400,124
Trimble, Inc. *	137,753	11,215,849
TTM Technologies, Inc. *	60,739	4,262,663
Ubiquiti, Inc.	2,402	1,400,582
Viasat, Inc. *	78,094	2,680,967
Viavi Solutions, Inc. *	129,077	2,315,641
Vishay Intertechnology, Inc.	70,795	967,768
Vontier Corp.	85,637	3,106,910
Western Digital Corp.	200,449	32,739,335
Zebra Technologies Corp., Class A *	29,293	7,403,806
		3,292,540,553

Telecommunication Services 0.8%
Anterix, Inc. *	11,166	229,573
Array Digital Infrastructure, Inc.	7,821	384,637
AST SpaceMobile, Inc., Class A *	135,801	7,632,016

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AT&T, Inc.	4,129,936	107,460,935
ATN International, Inc.	6,200	130,758
Bandwidth, Inc., Class A *	12,880	183,411
Cogent Communications Holdings, Inc.	30,296	578,048
Frontier Communications Parent, Inc. *	144,703	5,487,138
GCI Liberty, Inc. *(d)	47,809	0
GCI Liberty, Inc., Class C *	14,761	491,836
Globalstar, Inc. *	28,317	1,720,258
Gogo, Inc. *	44,788	320,234
IDT Corp., Class B	11,647	579,671
Iridium Communications, Inc.	62,990	1,033,036
Liberty Global Ltd., Class C *	168,102	1,929,811
Liberty Latin America Ltd., Class C *	92,231	807,021
Lumen Technologies, Inc. *	548,635	4,449,430
Shenandoah Telecommunications Co.	29,667	324,260
Telephone & Data Systems, Inc.	58,207	2,343,996
T-Mobile U.S., Inc.	279,175	58,350,367
Uniti Group, Inc.	102,896	655,447
Verizon Communications, Inc.	2,433,925	100,058,657
		295,150,540

Transportation 1.3%
Alaska Air Group, Inc. *	66,268	2,840,246
Allegiant Travel Co. *	8,571	651,396
American Airlines Group, Inc. *	379,805	5,336,260
ArcBest Corp.	13,273	851,728
Avis Budget Group, Inc. *	9,564	1,299,556
CH Robinson Worldwide, Inc.	68,142	10,825,720
Covenant Logistics Group, Inc., Class A	8,844	176,349
CSX Corp.	1,076,083	38,050,295
Delta Air Lines, Inc.	375,125	24,045,513
Expeditors International of Washington, Inc.	78,592	11,545,165
FedEx Corp.	125,647	34,638,365
Forward Air Corp. *	18,815	432,181
Frontier Group Holdings, Inc. *	47,048	214,539
FTAI Infrastructure, Inc.	76,325	326,671
Genco Shipping & Trading Ltd.	24,986	472,735
GXO Logistics, Inc. *	65,245	3,310,531
Hertz Global Holdings, Inc. *(a)	70,649	370,201
Hub Group, Inc., Class A	36,773	1,418,335
JB Hunt Transport Services, Inc.	44,614	7,761,051
JetBlue Airways Corp. *	135,531	619,377
Joby Aviation, Inc. *	303,512	4,379,678
Kirby Corp. *	33,094	3,756,831
Knight-Swift Transportation Holdings, Inc.	94,072	4,308,498
Landstar System, Inc.	20,228	2,646,632
Lyft, Inc., Class A *	231,274	4,863,692
Marten Transport Ltd.	51,462	527,486
Matson, Inc.	19,027	2,073,562
Norfolk Southern Corp.	129,861	37,931,099
Old Dominion Freight Line, Inc.	106,885	14,460,472
RXO, Inc. *	98,183	1,297,979
Ryder System, Inc.	23,563	4,081,347
Saia, Inc. *	15,410	4,338,840
Schneider National, Inc., Class B	26,799	605,925
SkyWest, Inc. *	23,397	2,375,263
Southwest Airlines Co.	304,292	10,592,405
Sun Country Airlines Holdings, Inc. *	32,843	449,949
Uber Technologies, Inc. *	1,206,075	105,579,805
U-Haul Holding Co., Non Voting Shares	64,387	3,097,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	342,295	79,354,250
United Airlines Holdings, Inc. *	187,143	19,081,100
United Parcel Service, Inc., Class B	427,054	40,907,503
Universal Logistics Holdings, Inc.	3,740	56,175
Werner Enterprises, Inc.	36,736	938,972
Wheels Up Experience, Inc. *(a)	73,728	56,520
XPO, Inc. *	68,720	9,762,363
		502,710,219

Utilities 2.3%
AES Corp.	412,530	5,800,172
ALLETE, Inc.	34,598	2,339,517
Alliant Energy Corp.	148,307	10,302,887
Ameren Corp.	156,239	16,616,018
American Electric Power Co., Inc.	309,029	38,248,519
American States Water Co.	22,355	1,649,128
American Water Works Co., Inc.	113,083	14,708,706
Atmos Energy Corp.	92,586	16,329,393
Avista Corp.	47,704	1,973,992
Black Hills Corp.	42,595	3,143,085
California Water Service Group	35,170	1,595,663
CenterPoint Energy, Inc.	377,024	15,073,420
Chesapeake Utilities Corp.	13,497	1,876,893
Clearway Energy, Inc., Class C	66,461	2,433,802
CMS Energy Corp.	173,978	13,124,900
Consolidated Edison, Inc.	208,797	20,954,867
Constellation Energy Corp.	180,810	65,879,932
Dominion Energy, Inc.	492,815	30,933,998
DTE Energy Co.	120,108	16,458,399
Duke Energy Corp.	448,968	55,645,094
Edison International	224,149	13,200,135
Entergy Corp.	257,796	25,140,266
Essential Utilities, Inc.	162,703	6,441,412
Evergy, Inc.	132,228	10,267,504
Eversource Energy	214,623	14,418,373
Exelon Corp.	584,029	27,519,446
FirstEnergy Corp.	301,515	14,388,296
H2O America	19,281	895,217
Hallador Energy Co. *	20,500	417,995
Hawaiian Electric Industries, Inc. *	95,725	1,125,726
IDACORP, Inc.	30,799	4,058,692
MDU Resources Group, Inc.	116,547	2,484,782
MGE Energy, Inc.	20,338	1,684,393
Middlesex Water Co.	9,815	503,608
Montauk Renewables, Inc. *	51,923	84,634
National Fuel Gas Co.	52,326	4,314,279
New Jersey Resources Corp.	58,496	2,812,488
NextEra Energy, Inc.	1,189,900	102,676,471
NiSource, Inc.	271,769	11,993,166
Northwest Natural Holding Co.	24,358	1,204,990
Northwestern Energy Group, Inc.	36,266	2,505,618
NRG Energy, Inc.	112,100	18,999,829
OGE Energy Corp.	117,440	5,376,403
Oklo, Inc. *	67,546	6,172,353
ONE Gas, Inc.	35,459	2,969,337
Ormat Technologies, Inc.	35,167	3,970,706
Otter Tail Corp.	23,894	1,964,087
PG&E Corp.	1,269,550	20,465,146
Pinnacle West Capital Corp.	69,240	6,291,146
Portland General Electric Co.	64,481	3,276,924
PPL Corp.	426,881	15,751,909
Public Service Enterprise Group, Inc.	290,114	24,230,321
Sempra	377,731	35,778,680
Southern Co.	634,658	57,830,037
Southwest Gas Holdings, Inc.	37,220	3,091,121
Spire, Inc.	34,265	3,037,935
Talen Energy Corp. *	26,292	10,366,147
TXNM Energy, Inc.	53,470	3,125,321

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	123,923	4,901,155
Unitil Corp.	10,167	510,688
Vistra Corp.	183,448	32,811,509
WEC Energy Group, Inc.	185,980	20,842,779
Xcel Energy, Inc.	341,576	28,046,805
York Water Co.	7,252	236,633
		893,272,847
Total Common Stocks (Cost $17,432,926,379)		38,224,655,862

RIGHTS 0.0% OF NET ASSETS

Telecommunication Services 0.0%
GCI Liberty, Inc. expires 12/17/25 strike USD 27.200 *	5,665	35,123
Total Rights (Cost $0)		35,123

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (e)	19,819,387	19,819,387
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (e)(f)	22,859,544	22,859,544
		42,678,931
Total Short-Term Investments (Cost $42,678,931)		42,678,931
Total Investments in Securities (Cost $17,475,605,310)		38,267,369,916

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	47	5,886,985	170,032
S&P 500 Index, e-mini, expires 12/19/25	135	46,301,625	803,260
			973,292

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,145,442.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$—	$—	$—	($19,260 )	$88,200	18,000	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	242,390	1,189	(316)	33	(86,525)	156,771	90,098	901

Financial Services 0.2%
Charles Schwab Corp.	94,381,507	715,970	(1,212,349)	86,428	(3,147,065)	90,824,491	979,451	264,648

Household & Personal Products 0.0%
Medifast, Inc.	—	—	—	—	(24,091)	86,367	7,873	—

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
Media & Entertainment 0.0%
EW Scripps Co., Class A	$—	$414	($168 )	$58	$47,086	$160,562	37,958	$—
Total	$94,623,897	$717,573	($1,212,833 )	$86,519	($3,229,855 )	$91,316,391		$265,549

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$29,769,767,375	$—	$—	$29,769,767,375
Health Care Equipment & Services	1,471,782,560	—	0 *	1,471,782,560
Pharmaceuticals, Biotechnology & Life Sciences	2,439,410,236	—	247	2,439,410,483
Software & Services	4,248,544,904	—	0 *	4,248,544,904
Telecommunication Services	295,150,540	—	0 *	295,150,540
Rights
Telecommunication Services	35,123	—	—	35,123
Short-Term Investments [1]	42,678,931	—	—	42,678,931
Futures Contracts [2]	973,292	—	—	973,292
Total	$38,268,342,961	$—	$247	$38,268,343,208

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv PLC *	16,584	1,286,089
Autoliv, Inc.	5,374	634,078
BorgWarner, Inc.	16,522	711,437
Ford Motor Co.	296,113	3,932,381
General Motors Co.	72,063	5,298,072
Gentex Corp.	16,536	377,517
Lear Corp.	4,014	430,943
Lucid Group, Inc. *(a)	9,269	126,337
Rivian Automotive, Inc., Class A *	60,457	1,019,305
Tesla, Inc. *	212,321	91,334,125
Thor Industries, Inc.	3,965	418,783
		105,569,067

Banks 3.6%
Bank of America Corp.	515,398	27,651,103
Bank OZK	7,976	367,055
BOK Financial Corp.	1,638	184,471
Cadence Bank	14,190	565,330
Citigroup, Inc.	139,449	14,446,916
Citizens Financial Group, Inc.	32,673	1,767,609
Columbia Banking System, Inc.	22,830	632,848
Comerica, Inc.	9,723	781,535
Commerce Bancshares, Inc.	9,360	504,598
Cullen/Frost Bankers, Inc.	4,952	612,661
East West Bancorp, Inc.	10,447	1,114,695
Fifth Third Bancorp	50,141	2,179,128
First Citizens BancShares, Inc., Class A	798	1,498,556
First Financial Bankshares, Inc.	9,621	300,560
First Horizon Corp.	38,346	856,650
Flagstar Bank NA	22,595	276,563
FNB Corp.	27,093	450,827
Glacier Bancorp, Inc.	9,706	410,564
Hancock Whitney Corp.	6,401	387,837
Home BancShares, Inc.	13,496	378,698
Huntington Bancshares, Inc.	118,830	1,936,929
JPMorgan Chase & Co.	208,056	65,138,172
KeyCorp	70,615	1,297,904
M&T Bank Corp.	11,832	2,250,683
Old National Bancorp	26,357	572,738
Pinnacle Financial Partners, Inc.	5,892	540,178
PNC Financial Services Group, Inc.	29,843	5,691,657
Popular, Inc.	5,087	583,530
Prosperity Bancshares, Inc.	7,181	493,406
Regions Financial Corp.	67,600	1,720,420
Southstate Bank Corp.	7,633	683,230
Synovus Financial Corp.	10,607	511,257
Truist Financial Corp.	97,681	4,542,166
U.S. Bancorp	117,889	5,782,455
UMB Financial Corp.	5,395	599,277
United Bankshares, Inc.	10,850	404,054
Valley National Bancorp	36,377	411,788
Webster Financial Corp.	12,578	749,649
Wells Fargo & Co.	242,387	20,808,924
Western Alliance Bancorp	7,813	636,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	5,030	674,121
Zions Bancorp NA	11,108	591,279
		171,989,015

Capital Goods 6.7%
3M Co.	40,315	6,936,196
A.O. Smith Corp.	8,621	568,814
AAON, Inc.	5,083	475,159
Acuity, Inc.	2,313	847,529
Advanced Drainage Systems, Inc.	5,419	825,747
AECOM	10,083	1,039,860
AeroVironment, Inc. *	2,383	665,953
AGCO Corp.	4,622	489,747
Air Lease Corp.	8,095	517,513
Allegion PLC	6,547	1,086,998
Allison Transmission Holdings, Inc.	6,429	569,995
AMETEK, Inc.	17,461	3,455,357
API Group Corp. *	28,174	1,114,563
Applied Industrial Technologies, Inc.	2,928	757,825
Archer Aviation, Inc., Class A *	46,123	359,298
Armstrong World Industries, Inc.	3,268	620,070
ATI, Inc. *	10,418	1,050,134
Axon Enterprise, Inc. *	5,936	3,206,271
Bloom Energy Corp., Class A *	16,255	1,775,696
Boeing Co. *	57,264	10,822,896
Builders FirstSource, Inc. *	8,382	940,712
BWX Technologies, Inc.	6,897	1,233,735
Carlisle Cos., Inc.	3,226	1,026,094
Carpenter Technology Corp.	3,784	1,205,355
Carrier Global Corp.	60,561	3,323,588
Caterpillar, Inc.	35,457	20,414,722
Chart Industries, Inc. *	3,335	680,173
CNH Industrial NV	66,123	623,540
Comfort Systems USA, Inc.	2,656	2,594,753
Construction Partners, Inc., Class A *	3,587	390,983
Core & Main, Inc., Class A *	14,474	699,673
Crane Co.	3,754	687,921
Cummins, Inc.	10,414	5,185,964
Curtiss-Wright Corp.	2,833	1,598,634
Deere & Co.	19,061	8,853,644
Donaldson Co., Inc.	8,827	793,547
Dover Corp.	10,360	1,919,501
Dycom Industries, Inc. *	2,193	792,835
Eaton Corp. PLC	29,491	10,200,642
EMCOR Group, Inc.	3,374	2,075,246
Emerson Electric Co.	42,616	5,684,122
Esab Corp.	4,368	490,264
ESCO Technologies, Inc.	1,927	410,278
Fastenal Co.	86,917	3,511,447
Federal Signal Corp.	4,531	516,534
Ferguson Enterprises, Inc.	14,934	3,758,440
Flowserve Corp.	9,783	698,017
Fluor Corp. *	11,980	514,301
Fortive Corp.	25,597	1,368,928
Fortune Brands Innovations, Inc.	9,060	467,768
FTAI Aviation Ltd.	7,801	1,351,445
Gates Industrial Corp. PLC *	19,450	442,682
GATX Corp.	2,625	419,816
GE Vernova, Inc.	20,578	12,342,067
Generac Holdings, Inc. *	4,465	677,028

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
General Dynamics Corp.	19,105	6,526,841
General Electric Co.	80,212	23,939,271
Graco, Inc.	12,531	1,033,056
HEICO Corp.	7,642	2,421,826
Hexcel Corp.	6,055	461,573
Honeywell International, Inc.	48,092	9,242,802
Howmet Aerospace, Inc.	30,522	6,244,496
Hubbell, Inc.	4,010	1,730,034
Huntington Ingalls Industries, Inc.	2,981	934,901
IDEX Corp.	5,687	989,140
IES Holdings, Inc. *	652	272,908
Illinois Tool Works, Inc.	20,061	5,000,806
Ingersoll Rand, Inc.	27,392	2,200,673
ITT, Inc.	5,909	1,088,201
JBT Marel Corp.	3,916	550,315
Johnson Controls International PLC	49,543	5,762,346
Karman Holdings, Inc. *	5,765	386,428
Kratos Defense & Security Solutions, Inc. *	12,748	970,123
L3Harris Technologies, Inc.	14,136	3,939,562
Lennox International, Inc.	2,422	1,208,263
Leonardo DRS, Inc.	5,918	202,218
Lincoln Electric Holdings, Inc.	4,159	995,789
Loar Holdings, Inc. *	2,653	181,598
Lockheed Martin Corp.	15,552	7,120,639
Masco Corp.	15,780	1,023,649
MasTec, Inc. *	4,613	986,628
Middleby Corp. *	3,524	416,537
Modine Manufacturing Co. *	3,928	636,847
Moog, Inc., Class A	2,137	490,826
Mueller Industries, Inc.	8,340	916,316
Nextpower, Inc., Class A *	11,116	1,018,448
Nordson Corp.	4,049	962,285
Northrop Grumman Corp.	10,176	5,823,216
nVent Electric PLC	12,187	1,307,300
Oshkosh Corp.	4,846	621,160
Otis Worldwide Corp.	29,722	2,640,800
Owens Corning	6,329	716,696
PACCAR, Inc.	39,757	4,191,183
Parker-Hannifin Corp.	9,667	8,330,054
Pentair PLC	12,499	1,315,395
Primoris Services Corp.	4,069	514,973
Quanta Services, Inc.	11,303	5,254,539
QXO, Inc. *	36,797	689,208
RBC Bearings, Inc. *	2,386	1,061,698
Regal Rexnord Corp.	4,990	728,490
Resideo Technologies, Inc. *	10,327	340,688
Rocket Lab Corp. *	32,060	1,351,008
Rockwell Automation, Inc.	8,478	3,356,101
RTX Corp.	101,302	17,718,733
Simpson Manufacturing Co., Inc.	3,150	527,247
SiteOne Landscape Supply, Inc. *	3,428	460,312
Snap-on, Inc.	3,921	1,333,336
SPX Technologies, Inc. *	3,785	813,926
StandardAero, Inc. *	10,597	276,794
Stanley Black & Decker, Inc.	11,544	825,627
Sterling Infrastructure, Inc. *	2,270	781,584
Symbotic, Inc. *	3,441	288,253
Textron, Inc.	13,474	1,120,498
Timken Co.	4,779	388,963
Toro Co.	7,622	531,558
Trane Technologies PLC	16,825	7,091,401
TransDigm Group, Inc.	4,267	5,803,845
Trex Co., Inc. *	8,271	289,320
UFP Industries, Inc.	4,356	405,064
United Rentals, Inc.	4,871	3,970,742
Valmont Industries, Inc.	1,515	625,650
Vertiv Holdings Co., Class A	28,876	5,189,883
Watsco, Inc.	2,660	921,424
SECURITY	NUMBER OF SHARES	VALUE ($)
Watts Water Technologies, Inc., Class A	2,054	566,658
WESCO International, Inc.	3,673	982,197
Westinghouse Air Brake Technologies Corp.	12,933	2,697,177
Woodward, Inc.	4,549	1,364,836
WW Grainger, Inc.	3,338	3,166,527
Xylem, Inc.	18,428	2,592,267
Zurn Elkay Water Solutions Corp.	11,251	536,673
		324,448,369

Commercial & Professional Services 1.1%
Amentum Holdings, Inc. *	11,384	325,924
Automatic Data Processing, Inc.	30,679	7,832,349
Booz Allen Hamilton Holding Corp., Class A	9,329	778,598
Broadridge Financial Solutions, Inc.	8,873	2,023,843
CACI International, Inc., Class A *	1,679	1,036,111
Casella Waste Systems, Inc., Class A *	4,753	458,142
Cintas Corp.	25,921	4,821,824
Clean Harbors, Inc. *	3,872	881,112
Copart, Inc. *	67,167	2,618,170
Dayforce, Inc. *	12,211	843,780
Equifax, Inc.	9,381	1,992,243
ExlService Holdings, Inc. *	12,249	486,653
FTI Consulting, Inc. *	2,369	386,502
Genpact Ltd.	12,083	532,377
Jacobs Solutions, Inc.	9,042	1,218,952
KBR, Inc.	9,999	412,159
Leidos Holdings, Inc.	9,684	1,850,612
MSA Safety, Inc.	2,752	443,898
Parsons Corp. *	4,026	340,922
Paychex, Inc.	24,553	2,742,324
Paycom Software, Inc.	3,789	610,673
Paylocity Holding Corp. *	3,339	491,935
RB Global, Inc.	14,047	1,379,415
Republic Services, Inc.	15,368	3,335,778
Rollins, Inc.	22,193	1,364,426
SS&C Technologies Holdings, Inc.	15,893	1,365,844
Tetra Tech, Inc.	19,795	687,678
TransUnion	14,757	1,255,083
Veralto Corp.	18,690	1,891,802
Verisk Analytics, Inc.	10,558	2,376,289
Waste Management, Inc.	28,076	6,116,918
		52,902,336

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	734,316	171,257,177
AutoNation, Inc. *	2,109	445,611
AutoZone, Inc. *	1,269	5,018,045
Bath & Body Works, Inc.	16,290	283,609
Best Buy Co., Inc.	14,886	1,180,162
Boot Barn Holdings, Inc. *	2,280	441,910
Burlington Stores, Inc. *	4,694	1,183,968
CarMax, Inc. *	11,337	438,288
Carvana Co. *	10,434	3,907,533
Chewy, Inc., Class A *	16,824	584,970
Coupang, Inc. *	101,950	2,870,912
Dick's Sporting Goods, Inc.	5,029	1,038,841
Dillard's, Inc., Class A	225	150,763
eBay, Inc.	34,604	2,864,865
Etsy, Inc. *	7,484	405,782
Five Below, Inc. *	4,147	683,799
Floor & Decor Holdings, Inc., Class A *	8,148	518,376
GameStop Corp., Class A *	30,791	693,721
Gap, Inc.	17,702	479,193
Genuine Parts Co.	10,478	1,366,331
Group 1 Automotive, Inc.	946	379,384

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	75,293	26,873,578
Lithia Motors, Inc.	1,936	617,274
LKQ Corp.	19,489	578,628
Lowe's Cos., Inc.	42,451	10,293,518
Murphy USA, Inc.	1,302	501,361
Ollie's Bargain Outlet Holdings, Inc. *	4,627	569,630
O'Reilly Automotive, Inc. *	64,248	6,534,022
Penske Automotive Group, Inc.	1,426	230,613
Pool Corp.	2,451	597,064
Ross Stores, Inc.	24,750	4,364,910
TJX Cos., Inc.	84,487	12,835,265
Tractor Supply Co.	40,119	2,197,719
Ulta Beauty, Inc. *	3,394	1,828,789
Urban Outfitters, Inc. *	4,052	300,132
Wayfair, Inc., Class A *	7,912	876,650
Williams-Sonoma, Inc.	9,246	1,664,372
		267,056,765

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	11,202	986,112
DR Horton, Inc.	20,965	3,333,645
Garmin Ltd.	12,376	2,417,280
Hasbro, Inc.	10,160	839,216
Installed Building Products, Inc.	1,772	474,931
Lennar Corp., Class A	16,888	2,217,394
Lululemon Athletica, Inc. *	8,226	1,515,065
Mattel, Inc. *	24,666	520,946
Meritage Homes Corp.	5,271	385,205
Mohawk Industries, Inc. *	3,955	458,385
NIKE, Inc., Class B	89,959	5,814,050
NVR, Inc. *	218	1,636,589
PulteGroup, Inc.	14,943	1,900,600
Ralph Lauren Corp.	2,963	1,088,399
SharkNinja, Inc. *	5,325	519,560
Somnigroup International, Inc.	15,985	1,462,947
Tapestry, Inc.	15,731	1,719,084
Taylor Morrison Home Corp. *	7,464	467,918
Toll Brothers, Inc.	7,415	1,036,839
TopBuild Corp. *	2,144	970,160
VF Corp.	25,051	438,393
Whirlpool Corp. (a)	4,294	332,141
		30,534,859

Consumer Services 1.9%
ADT, Inc.	38,921	321,098
Airbnb, Inc., Class A *	32,504	3,802,643
Aramark	19,914	740,203
Booking Holdings, Inc.	2,454	12,060,649
Boyd Gaming Corp.	4,590	382,347
Bright Horizons Family Solutions, Inc. *	4,274	439,196
Brinker International, Inc. *	3,355	515,965
Caesars Entertainment, Inc. *	15,395	358,242
Carnival Corp. *	82,142	2,117,621
Cava Group, Inc. *	7,524	367,848
Chipotle Mexican Grill, Inc. *	101,564	3,505,989
Choice Hotels International, Inc.	1,542	140,723
Churchill Downs, Inc.	5,015	547,086
Darden Restaurants, Inc.	8,866	1,592,156
Domino's Pizza, Inc.	2,390	1,002,916
DoorDash, Inc., Class A *	28,020	5,558,327
DraftKings, Inc., Class A *	37,567	1,245,722
Duolingo, Inc. *	2,968	568,105
Dutch Bros, Inc., Class A *	9,588	561,953
Expedia Group, Inc.	8,952	2,288,937
Flutter Entertainment PLC *	13,293	2,775,711
Grand Canyon Education, Inc. *	2,070	326,522
H&R Block, Inc.	10,141	427,139
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	17,815	5,077,810
Hyatt Hotels Corp., Class A	3,201	526,212
Las Vegas Sands Corp.	23,365	1,592,558
Life Time Group Holdings, Inc. *	11,451	319,712
Marriott International, Inc., Class A	17,034	5,191,793
McDonald's Corp.	53,961	16,826,119
MGM Resorts International *	15,719	554,724
Norwegian Cruise Line Holdings Ltd. *	34,201	631,351
Planet Fitness, Inc., Class A *	6,399	716,496
Royal Caribbean Cruises Ltd.	19,159	5,101,084
Service Corp. International	10,561	838,860
Starbucks Corp.	86,107	7,500,781
Stride, Inc. *	3,251	206,536
Texas Roadhouse, Inc.	5,002	876,601
Vail Resorts, Inc.	2,776	389,223
Viking Holdings Ltd. *	13,816	922,633
Wingstop, Inc.	2,077	549,844
Wyndham Hotels & Resorts, Inc.	5,672	415,190
Wynn Resorts Ltd.	6,388	822,008
Yum! Brands, Inc.	21,019	3,220,321
		93,926,954

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	30,853	565,536
BJ's Wholesale Club Holdings, Inc. *	10,028	894,799
Casey's General Stores, Inc.	2,811	1,603,563
Costco Wholesale Corp.	33,556	30,656,426
Dollar General Corp.	16,585	1,815,892
Dollar Tree, Inc. *	14,704	1,629,350
Kroger Co.	46,051	3,098,311
Maplebear, Inc. *	13,926	585,031
Performance Food Group Co. *	11,886	1,153,774
Sprouts Farmers Market, Inc. *	7,470	626,061
Sysco Corp.	36,162	2,755,544
Target Corp.	34,387	3,116,150
U.S. Foods Holding Corp. *	17,029	1,339,671
Walmart, Inc.	332,104	36,700,813
		86,540,921

Energy 2.8%
Antero Midstream Corp.	25,725	463,307
Antero Resources Corp. *	22,372	815,012
APA Corp.	27,108	676,887
Baker Hughes Co.	74,682	3,749,036
Cheniere Energy, Inc.	16,623	3,465,231
Chevron Corp.	145,618	22,007,248
Chord Energy Corp.	4,389	411,952
ConocoPhillips	94,609	8,390,872
Coterra Energy, Inc.	57,816	1,551,781
Devon Energy Corp.	48,076	1,781,697
Diamondback Energy, Inc.	14,216	2,169,219
DT Midstream, Inc.	7,742	940,343
EOG Resources, Inc.	41,159	4,438,998
EQT Corp.	47,231	2,874,479
Expand Energy Corp.	18,015	2,196,569
Exxon Mobil Corp.	322,571	37,392,430
Halliburton Co.	64,555	1,692,632
HF Sinclair Corp.	11,813	625,026
Kinder Morgan, Inc.	148,175	4,048,141
Marathon Petroleum Corp.	22,995	4,454,821
Matador Resources Co.	8,948	379,395
Occidental Petroleum Corp.	54,138	2,273,796
ONEOK, Inc.	47,741	3,476,500
Ovintiv, Inc.	19,408	794,952
Permian Resources Corp.	52,792	764,956
Phillips 66	30,596	4,190,428
Range Resources Corp.	18,041	712,439

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SLB Ltd.	113,014	4,095,627
Targa Resources Corp.	16,279	2,853,872
TechnipFMC PLC	31,112	1,408,129
Texas Pacific Land Corp.	1,462	1,263,592
Valero Energy Corp.	23,498	4,153,507
Venture Global, Inc., Class A	34,696	258,832
Viper Energy, Inc., Class A	12,743	465,502
Williams Cos., Inc.	92,514	5,636,878
		136,874,086

Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	8,331	626,658
Alexandria Real Estate Equities, Inc.	11,761	631,213
American Healthcare REIT, Inc.	12,732	646,531
American Homes 4 Rent, Class A	24,357	782,347
American Tower Corp.	35,483	6,432,004
AvalonBay Communities, Inc.	10,827	1,969,864
Brixmor Property Group, Inc.	22,973	600,514
BXP, Inc.	11,001	796,032
Camden Property Trust	8,009	851,677
CareTrust REIT, Inc.	16,630	624,124
Crown Castle, Inc.	32,981	3,010,506
CubeSmart	17,364	646,462
Digital Realty Trust, Inc.	24,236	3,880,668
EastGroup Properties, Inc.	4,052	734,141
Equinix, Inc.	7,393	5,569,221
Equity LifeStyle Properties, Inc.	14,845	933,305
Equity Residential	26,250	1,620,938
Essential Properties Realty Trust, Inc.	15,061	476,831
Essex Property Trust, Inc.	4,871	1,284,093
Extra Space Storage, Inc.	16,059	2,138,577
Federal Realty Investment Trust	5,880	580,532
First Industrial Realty Trust, Inc.	9,980	571,255
Gaming & Leisure Properties, Inc.	21,410	931,977
Healthcare Realty Trust, Inc.	26,668	486,158
Healthpeak Properties, Inc.	52,624	960,914
Host Hotels & Resorts, Inc.	48,426	853,750
Invitation Homes, Inc.	42,702	1,204,196
Iron Mountain, Inc.	22,348	1,929,750
Kimco Realty Corp.	51,232	1,058,453
Lamar Advertising Co., Class A	6,565	869,140
Lineage, Inc.	4,392	157,322
Mid-America Apartment Communities, Inc.	8,887	1,207,655
Millrose Properties, Inc.	10,541	321,079
NNN REIT, Inc.	14,357	593,662
Omega Healthcare Investors, Inc.	22,174	1,018,230
Prologis, Inc.	70,260	9,030,518
Public Storage	11,960	3,283,498
Realty Income Corp.	69,036	3,977,164
Regency Centers Corp.	12,220	869,575
Rexford Industrial Realty, Inc.	18,036	750,478
Ryman Hospitality Properties, Inc.	4,798	457,873
SBA Communications Corp.	8,089	1,571,450
Simon Property Group, Inc.	24,696	4,601,359
STAG Industrial, Inc.	14,024	550,863
Sun Communities, Inc.	8,911	1,148,093
Terreno Realty Corp.	7,849	492,839
UDR, Inc.	23,086	840,792
Ventas, Inc.	34,489	2,780,848
VICI Properties, Inc.	80,950	2,332,979
Vornado Realty Trust	12,214	449,720
Welltower, Inc.	50,643	10,544,886
Weyerhaeuser Co.	54,640	1,213,554
WP Carey, Inc.	16,562	1,115,782
		93,012,050

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.8%
Affiliated Managers Group, Inc.	2,121	570,188
Affirm Holdings, Inc., Class A *	21,316	1,512,370
AGNC Investment Corp.	78,205	820,370
Ally Financial, Inc.	21,089	870,976
American Express Co.	41,081	15,005,657
Ameriprise Financial, Inc.	7,123	3,246,236
Annaly Capital Management, Inc.	48,574	1,107,487
Apollo Global Management, Inc.	34,862	4,596,555
ARES Management Corp., Class A	15,544	2,438,076
Bank of New York Mellon Corp.	53,420	5,988,382
Berkshire Hathaway, Inc., Class B *	138,746	71,289,082
Blackrock, Inc.	10,907	11,422,901
Blackstone, Inc.	55,788	8,168,479
Block, Inc. *	41,510	2,772,868
Blue Owl Capital, Inc.	46,775	701,625
Capital One Financial Corp.	48,432	10,609,998
Carlyle Group, Inc.	19,677	1,072,987
Cboe Global Markets, Inc.	7,872	2,032,314
Charles Schwab Corp. (b)	128,358	11,902,637
CME Group, Inc.	27,284	7,679,355
Coinbase Global, Inc., Class A *	17,088	4,661,948
Corebridge Financial, Inc.	21,349	640,897
Corpay, Inc. *	5,308	1,570,106
Credit Acceptance Corp. *	474	218,974
Enact Holdings, Inc.	1,969	76,220
Equitable Holdings, Inc.	22,661	1,058,042
Essent Group Ltd.	7,341	460,721
Evercore, Inc., Class A	2,954	945,487
FactSet Research Systems, Inc.	2,825	783,288
Fidelity National Information Services, Inc.	39,554	2,601,467
FirstCash Holdings, Inc.	2,955	468,102
Fiserv, Inc. *	41,165	2,530,413
Franklin Resources, Inc.	23,645	534,141
Global Payments, Inc.	18,313	1,387,393
Goldman Sachs Group, Inc.	22,898	18,914,664
Hamilton Lane, Inc., Class A	3,063	379,613
Houlihan Lokey, Inc.	4,108	720,543
Interactive Brokers Group, Inc., Class A	33,752	2,194,555
Intercontinental Exchange, Inc.	43,351	6,819,112
Invesco Ltd.	33,540	820,053
Jack Henry & Associates, Inc.	5,505	960,512
Jackson Financial, Inc., Class A	5,242	513,768
Janus Henderson Group PLC	9,673	422,807
Jefferies Financial Group, Inc.	12,314	708,794
KKR & Co., Inc.	51,829	6,339,205
Lazard, Inc., Class A	8,492	428,846
LPL Financial Holdings, Inc.	6,042	2,151,194
MarketAxess Holdings, Inc.	2,803	459,384
Mastercard, Inc., Class A	62,460	34,386,104
MGIC Investment Corp.	17,843	505,849
Moelis & Co., Class A	5,573	357,619
Moody's Corp.	11,651	5,718,078
Morgan Stanley	91,830	15,579,878
Morningstar, Inc.	1,826	392,334
MSCI, Inc.	5,866	3,306,782
Nasdaq, Inc.	34,311	3,119,556
Northern Trust Corp.	14,453	1,898,257
OneMain Holdings, Inc.	8,862	549,710
PayPal Holdings, Inc.	72,352	4,535,747
PennyMac Financial Services, Inc.	2,161	290,806
Piper Sandler Cos.	1,240	416,516
Raymond James Financial, Inc.	13,418	2,100,454
Rithm Capital Corp.	39,044	448,616
Robinhood Markets, Inc., Class A *	58,579	7,526,816
Rocket Cos., Inc., Class A	72,443	1,447,411
S&P Global, Inc.	23,653	11,798,826

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SEI Investments Co.	7,170	579,766
Shift4 Payments, Inc., Class A *(a)	5,128	378,344
SLM Corp.	15,748	461,416
SoFi Technologies, Inc. *	90,559	2,691,413
Starwood Property Trust, Inc.	26,195	480,416
State Street Corp.	21,479	2,556,431
Stifel Financial Corp.	7,761	946,842
StoneX Group, Inc. *	3,503	317,407
Synchrony Financial	28,161	2,178,535
T. Rowe Price Group, Inc.	16,575	1,696,948
Toast, Inc., Class A *	35,089	1,199,693
TPG, Inc.	9,376	553,934
Tradeweb Markets, Inc., Class A	8,860	964,500
Upstart Holdings, Inc. *	6,395	287,519
Visa, Inc., Class A	128,537	42,987,914
Voya Financial, Inc.	7,410	520,923
WEX, Inc. *	2,550	378,318
		377,138,470

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	126,879	7,487,130
Archer-Daniels-Midland Co.	36,320	2,206,077
Brown-Forman Corp., Class B	13,329	386,274
Bunge Global SA	10,603	1,018,630
Cal-Maine Foods, Inc.	3,440	286,621
Campbell's Co.	14,935	455,219
Celsius Holdings, Inc. *	12,131	496,643
Coca-Cola Co.	292,945	21,420,138
Coca-Cola Consolidated, Inc.	4,544	740,445
Conagra Brands, Inc.	36,378	649,347
Constellation Brands, Inc., Class A	10,786	1,470,995
General Mills, Inc.	40,486	1,917,012
Hershey Co.	11,188	2,104,239
Hormel Foods Corp.	21,995	510,504
Ingredion, Inc.	4,821	518,450
J.M. Smucker Co.	8,108	844,691
Kellanova	20,444	1,709,936
Keurig Dr. Pepper, Inc.	102,939	2,871,998
Kraft Heinz Co.	64,100	1,635,191
Lamb Weston Holdings, Inc.	10,477	618,772
McCormick & Co., Inc. - Non Voting Shares	18,956	1,279,151
Molson Coors Beverage Co., Class B	13,040	606,490
Mondelez International, Inc., Class A	98,012	5,642,551
Monster Beverage Corp. *	53,869	4,039,636
PepsiCo, Inc.	103,625	15,413,183
Philip Morris International, Inc.	117,776	18,547,364
Pilgrim's Pride Corp.	3,215	122,299
Post Holdings, Inc. *	3,542	368,474
Primo Brands Corp.	19,182	300,966
Smithfield Foods, Inc.	1,759	38,012
Tyson Foods, Inc., Class A	21,633	1,255,796
		96,962,234

Health Care Equipment & Services 3.8%
Abbott Laboratories	131,656	16,970,458
Align Technology, Inc. *	5,152	758,323
Baxter International, Inc.	38,331	718,323
Becton Dickinson & Co.	21,695	4,209,264
Boston Scientific Corp. *	112,008	11,377,773
Cardinal Health, Inc.	18,079	3,837,449
Cencora, Inc.	14,644	5,402,611
Centene Corp. *	35,346	1,390,512
Chemed Corp.	1,090	478,717
Cigna Group	20,183	5,596,342
Cooper Cos., Inc. *	15,189	1,183,679
CVS Health Corp.	96,058	7,719,221
SECURITY	NUMBER OF SHARES	VALUE ($)
DaVita, Inc. *	2,674	320,024
Dexcom, Inc. *	29,668	1,883,028
Doximity, Inc., Class A *	10,293	529,472
Edwards Lifesciences Corp. *	44,467	3,853,955
Elevance Health, Inc.	17,022	5,757,862
Encompass Health Corp.	7,602	883,505
Ensign Group, Inc.	4,389	814,335
GE HealthCare Technologies, Inc.	34,555	2,764,055
Glaukos Corp. *	4,291	456,090
Globus Medical, Inc., Class A *	8,583	781,396
Guardant Health, Inc. *	9,420	1,021,316
HCA Healthcare, Inc.	12,399	6,302,288
HealthEquity, Inc. *	6,575	691,559
Henry Schein, Inc. *	7,786	580,602
Hims & Hers Health, Inc. *	15,619	621,011
Hologic, Inc. *	16,723	1,253,723
Humana, Inc.	9,107	2,238,227
IDEXX Laboratories, Inc. *	6,058	4,560,947
Insulet Corp. *	5,335	1,745,559
Intuitive Surgical, Inc. *	27,132	15,559,659
iRhythm Technologies, Inc. *	2,398	450,848
Labcorp Holdings, Inc.	6,289	1,690,357
Masimo Corp. *	3,449	491,241
McKesson Corp.	9,414	8,294,864
Medtronic PLC	97,029	10,220,065
Merit Medical Systems, Inc. *	4,468	386,884
Molina Healthcare, Inc. *	4,107	608,904
Penumbra, Inc. *	2,955	866,317
Quest Diagnostics, Inc.	8,463	1,601,030
RadNet, Inc. *	5,204	430,839
ResMed, Inc.	11,058	2,828,968
Solventum Corp. *	11,117	947,835
STERIS PLC	7,492	1,994,970
Stryker Corp.	26,027	9,660,702
Teleflex, Inc.	3,376	386,282
Tenet Healthcare Corp. *	6,681	1,448,708
UnitedHealth Group, Inc.	68,487	22,584,958
Universal Health Services, Inc., Class B	4,311	1,050,289
Veeva Systems, Inc., Class A *	11,345	2,726,090
Waystar Holding Corp. *	8,654	319,419
Zimmer Biomet Holdings, Inc.	14,944	1,457,339
		182,708,194

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	18,443	1,570,606
Clorox Co.	9,277	1,001,359
Colgate-Palmolive Co.	61,199	4,919,788
elf Beauty, Inc. *	4,385	334,005
Estee Lauder Cos., Inc., Class A	18,587	1,748,479
Kenvue, Inc.	145,365	2,522,083
Kimberly-Clark Corp.	25,115	2,740,549
Procter & Gamble Co.	177,256	26,262,249
		41,099,118

Insurance 1.8%
Aflac, Inc.	36,454	4,021,241
Allstate Corp.	19,928	4,244,265
American Financial Group, Inc.	5,209	717,383
American International Group, Inc.	41,956	3,195,369
Aon PLC, Class A	16,315	5,774,205
Arch Capital Group Ltd. *	28,134	2,642,345
Arthur J Gallagher & Co.	19,402	4,804,323
Assurant, Inc.	3,778	861,988
Axis Capital Holdings Ltd.	5,911	604,341
Brown & Brown, Inc.	22,155	1,781,927
Chubb Ltd.	28,064	8,311,995
Cincinnati Financial Corp.	11,845	1,985,104

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CNA Financial Corp.	1,536	71,808
Erie Indemnity Co., Class A	1,964	580,342
Everest Group Ltd.	3,174	997,556
Fidelity National Financial, Inc.	19,324	1,148,425
First American Financial Corp.	7,781	511,679
Globe Life, Inc.	6,133	826,299
Hanover Insurance Group, Inc.	2,684	498,016
Hartford Insurance Group, Inc.	21,290	2,917,369
Kinsale Capital Group, Inc.	1,664	640,474
Lincoln National Corp.	12,939	532,310
Loews Corp.	12,869	1,388,179
Markel Group, Inc. *	956	1,988,901
Marsh & McLennan Cos., Inc.	37,224	6,828,743
MetLife, Inc.	42,303	3,238,718
Old Republic International Corp.	17,387	801,541
Primerica, Inc.	2,406	619,112
Principal Financial Group, Inc.	15,348	1,301,817
Progressive Corp.	44,405	10,159,420
Prudential Financial, Inc.	26,664	2,886,378
Reinsurance Group of America, Inc.	5,007	950,679
RenaissanceRe Holdings Ltd.	3,556	928,721
RLI Corp.	6,935	427,612
Ryan Specialty Holdings, Inc.	8,332	483,839
Travelers Cos., Inc.	17,020	4,984,477
Unum Group	11,869	901,688
W.R. Berkley Corp.	22,669	1,761,155
Willis Towers Watson PLC	7,367	2,364,807
		89,684,551

Materials 2.0%
Air Products & Chemicals, Inc.	16,828	4,392,949
Albemarle Corp.	8,894	1,156,131
Alcoa Corp.	19,564	816,601
Amcor PLC	174,682	1,488,291
Amrize Ltd. *	38,878	2,002,606
Anglogold Ashanti PLC	32,086	2,749,129
AptarGroup, Inc.	4,952	617,762
Avery Dennison Corp.	5,932	1,022,499
Axalta Coating Systems Ltd. *	16,377	493,439
Balchem Corp.	2,420	378,028
Ball Corp.	20,617	1,021,160
Celanese Corp.	8,156	339,697
CF Industries Holdings, Inc.	12,372	973,676
Cleveland-Cliffs, Inc. *	43,070	561,633
Coeur Mining, Inc. *	48,570	838,804
Commercial Metals Co.	8,417	536,836
Corteva, Inc.	51,425	3,469,645
CRH PLC	50,893	6,105,124
Crown Holdings, Inc.	8,796	851,717
Dow, Inc.	53,678	1,280,220
DuPont de Nemours, Inc.	31,625	1,257,726
Eagle Materials, Inc.	2,421	541,626
Eastman Chemical Co.	8,832	548,291
Ecolab, Inc.	19,293	5,308,662
Element Solutions, Inc.	16,920	438,566
Freeport-McMoRan, Inc.	108,806	4,676,482
Graphic Packaging Holding Co.	22,330	361,299
Hecla Mining Co.	49,989	840,815
International Flavors & Fragrances, Inc.	19,290	1,340,269
International Paper Co.	39,979	1,578,371
Linde PLC	35,485	14,560,205
Louisiana-Pacific Corp.	4,711	386,349
LyondellBasell Industries NV, Class A	19,651	962,703
Martin Marietta Materials, Inc.	4,544	2,832,003
Mosaic Co.	24,172	591,972
MP Materials Corp. *	10,158	629,288
NewMarket Corp.	606	462,699
Newmont Corp.	83,194	7,548,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Nucor Corp.	17,352	2,767,471
Packaging Corp. of America	6,720	1,371,350
PPG Industries, Inc.	17,063	1,706,983
Reliance, Inc.	3,998	1,116,721
Royal Gold, Inc.	6,103	1,244,036
RPM International, Inc.	9,671	1,037,215
Sherwin-Williams Co.	17,530	6,024,886
Smurfit WestRock PLC	39,504	1,409,898
Solstice Advanced Materials, Inc. *	11,993	571,826
Steel Dynamics, Inc.	10,509	1,763,725
Vulcan Materials Co.	9,992	2,970,022
Westlake Corp.	2,607	174,174
		98,119,772

Media & Entertainment 9.4%
Alphabet, Inc., Class A	440,133	140,921,784
Alphabet, Inc., Class C	353,331	113,108,320
Charter Communications, Inc., Class A *	7,020	1,404,842
Comcast Corp., Class A	278,243	7,426,306
EchoStar Corp., Class A *	10,149	743,820
Electronic Arts, Inc.	17,024	3,439,359
Fox Corp., Class A	25,970	1,701,035
Liberty Broadband Corp., Class C *	8,943	413,971
Liberty Media Corp.-Liberty Formula One, Class C *	17,034	1,634,923
Liberty Media Corp.-Liberty Live, Class C *	3,798	300,840
Live Nation Entertainment, Inc. *	11,912	1,565,832
Match Group, Inc.	18,016	600,113
Meta Platforms, Inc., Class A	164,112	106,336,370
Netflix, Inc. *	321,512	34,588,261
New York Times Co., Class A	12,237	789,287
News Corp., Class A	38,840	997,411
Nexstar Media Group, Inc.	2,216	425,782
Omnicom Group, Inc.	24,277	1,738,719
Paramount Skydance Corp., Class B	23,576	377,688
Pinterest, Inc., Class A *	45,389	1,185,561
Reddit, Inc., Class A *	9,366	2,027,458
ROBLOX Corp., Class A *	48,827	4,640,030
Roku, Inc. *	9,758	944,477
Sirius XM Holdings, Inc.	14,254	303,040
Snap, Inc., Class A *	83,796	643,553
Take-Two Interactive Software, Inc. *	13,106	3,224,993
TKO Group Holdings, Inc.	5,189	1,006,095
Trade Desk, Inc., Class A *	33,604	1,329,374
Walt Disney Co.	136,125	14,220,979
Warner Bros Discovery, Inc. *	187,529	4,500,696
		452,540,919

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	133,683	30,439,619
Agilent Technologies, Inc.	21,506	3,301,171
Alnylam Pharmaceuticals, Inc. *	9,905	4,469,433
Amgen, Inc.	40,736	14,072,659
Avantor, Inc. *	51,553	604,717
Avidity Biosciences, Inc. *	10,185	730,264
Axsome Therapeutics, Inc. *	3,166	479,649
Biogen, Inc. *	11,054	2,012,823
BioMarin Pharmaceutical, Inc. *	14,504	811,209
Bio-Rad Laboratories, Inc., Class A *	1,410	458,053
Bio-Techne Corp.	11,997	773,926
Bridgebio Pharma, Inc. *	12,714	915,535
Bristol-Myers Squibb Co.	154,159	7,584,623
Charles River Laboratories International, Inc. *	3,735	665,353
Corcept Therapeutics, Inc. *	7,074	561,676
Cytokinetics, Inc. *	9,069	617,871

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Danaher Corp.	48,246	10,941,228
Elanco Animal Health, Inc. *	37,586	874,626
Eli Lilly & Co.	60,155	64,694,898
Exact Sciences Corp. *	14,359	1,454,423
Exelixis, Inc. *	20,637	911,536
Gilead Sciences, Inc.	93,940	11,821,410
Halozyme Therapeutics, Inc. *	8,860	632,604
Illumina, Inc. *	11,696	1,537,439
Incyte Corp. *	12,457	1,301,258
Insmed, Inc. *	15,988	3,321,827
Ionis Pharmaceuticals, Inc. *	11,968	990,113
IQVIA Holdings, Inc. *	12,852	2,956,088
Jazz Pharmaceuticals PLC *	4,647	820,335
Johnson & Johnson	182,222	37,705,376
Madrigal Pharmaceuticals, Inc. *	1,387	828,011
Medpace Holdings, Inc. *	1,697	1,005,405
Merck & Co., Inc.	189,217	19,835,618
Mettler-Toledo International, Inc. *	1,554	2,294,823
Moderna, Inc. *	25,872	672,155
Natera, Inc. *	10,411	2,486,251
Neurocrine Biosciences, Inc. *	7,495	1,140,439
Nuvalent, Inc., Class A *	3,902	426,684
Pfizer, Inc.	429,753	11,061,842
Regeneron Pharmaceuticals, Inc.	7,690	5,999,661
Repligen Corp. *	3,969	678,778
Revolution Medicines, Inc. *	13,215	1,027,598
Revvity, Inc.	8,697	908,054
Rhythm Pharmaceuticals, Inc. *	4,548	496,141
Roivant Sciences Ltd. *	32,963	685,960
Royalty Pharma PLC, Class A	28,762	1,151,055
Summit Therapeutics, Inc. *(a)	11,188	200,153
Tempus AI, Inc. *	7,503	584,709
Thermo Fisher Scientific, Inc.	28,564	16,876,468
United Therapeutics Corp. *	3,442	1,672,812
Vertex Pharmaceuticals, Inc. *	19,392	8,408,565
Viatris, Inc.	87,153	931,666
Waters Corp. *	4,529	1,827,089
West Pharmaceutical Services, Inc.	5,421	1,502,972
Zoetis, Inc.	33,554	4,300,952
		295,465,603

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	22,180	3,589,389
CoStar Group, Inc. *	31,905	2,195,064
Jones Lang LaSalle, Inc. *	3,594	1,170,530
Zillow Group, Inc., Class C *	13,210	982,560
		7,937,543

Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc. *	122,804	26,713,554
Allegro MicroSystems, Inc. *	9,366	249,978
Amkor Technology, Inc.	8,450	307,495
Analog Devices, Inc.	37,562	9,966,701
Applied Materials, Inc.	60,719	15,316,368
Astera Labs, Inc. *	9,789	1,542,453
Broadcom, Inc.	355,879	143,405,002
Cirrus Logic, Inc. *	3,969	477,629
Credo Technology Group Holding Ltd. *	11,386	2,022,154
Enphase Energy, Inc. *	9,620	277,537
Entegris, Inc.	11,619	896,290
First Solar, Inc. *	8,142	2,222,115
GLOBALFOUNDRIES, Inc. *	7,950	284,928
Impinj, Inc. *	1,932	332,053
Intel Corp. *	331,418	13,442,314
KLA Corp.	9,997	11,751,174
Lam Research Corp.	95,774	14,940,744
Lattice Semiconductor Corp. *	10,463	734,607
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	4,819	843,277
Marvell Technology, Inc.	65,271	5,835,227
Microchip Technology, Inc.	40,801	2,186,118
Micron Technology, Inc.	84,645	20,016,850
MKS, Inc.	5,169	808,380
Monolithic Power Systems, Inc.	3,618	3,358,119
NVIDIA Corp.	1,846,176	326,773,152
NXP Semiconductors NV	19,078	3,719,065
ON Semiconductor Corp. *	30,959	1,555,380
Qnity Electronics, Inc.	15,812	1,282,195
Qorvo, Inc. *	6,380	547,978
QUALCOMM, Inc.	81,678	13,729,255
Rambus, Inc. *	8,105	774,595
Semtech Corp. *	6,541	485,081
SiTime Corp. *	1,630	485,251
Skyworks Solutions, Inc.	11,170	736,661
Teradyne, Inc.	12,037	2,189,410
Texas Instruments, Inc.	68,809	11,578,490
Universal Display Corp.	3,366	400,318
		642,187,898

Software & Services 11.3%
Accenture PLC, Class A	47,179	11,794,750
ACI Worldwide, Inc. *	7,695	360,588
Adobe, Inc. *	32,102	10,276,813
Akamai Technologies, Inc. *	10,807	967,443
Amdocs Ltd.	8,586	656,657
Appfolio, Inc., Class A *	1,718	392,185
AppLovin Corp., Class A *	20,506	12,292,937
Atlassian Corp., Class A *	12,483	1,866,458
Aurora Innovation, Inc. *	86,610	362,896
Autodesk, Inc. *	16,192	4,911,681
Bentley Systems, Inc., Class B	11,255	472,260
Bill Holdings, Inc. *	7,092	355,664
Cadence Design Systems, Inc. *	20,654	6,440,743
CCC Intelligent Solutions Holdings, Inc. *	44,595	332,233
Circle Internet Group, Inc. *	4,004	320,040
Clearwater Analytics Holdings, Inc., Class A *	21,753	479,871
Cloudflare, Inc., Class A *	23,643	4,733,565
Cognizant Technology Solutions Corp., Class A	36,974	2,873,250
Commvault Systems, Inc. *	3,404	420,394
Confluent, Inc., Class A *	21,834	485,806
CoreWeave, Inc., Class A *	16,501	1,206,553
Crowdstrike Holdings, Inc., Class A *	18,862	9,603,776
Datadog, Inc., Class A *	24,408	3,905,524
Docusign, Inc. *	15,168	1,051,901
Dropbox, Inc., Class A *	13,993	418,111
D-Wave Quantum, Inc. *	25,572	579,717
Dynatrace, Inc. *	22,864	1,018,820
Elastic NV *	7,013	494,627
EPAM Systems, Inc. *	4,200	785,400
Fair Isaac Corp. *	1,819	3,284,805
Figma, Inc., Class A *	2,736	98,414
Fortinet, Inc. *	49,270	3,997,275
Gartner, Inc. *	5,702	1,327,083
Gen Digital, Inc.	42,453	1,119,486
Gitlab, Inc., Class A *	10,481	430,350
GoDaddy, Inc., Class A *	10,464	1,337,927
Guidewire Software, Inc. *	6,367	1,375,145
HubSpot, Inc. *	3,975	1,460,097
InterDigital, Inc.	1,925	688,669
International Business Machines Corp.	70,516	21,759,827
Intuit, Inc.	21,114	13,387,965
Kyndryl Holdings, Inc. *	17,465	451,121
Life360, Inc. *	5,825	463,728

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Manhattan Associates, Inc. *	4,556	803,906
MARA Holdings, Inc. *	27,987	330,526
Microsoft Corp.	562,416	276,714,296
MongoDB, Inc. *	6,169	2,050,391
Nutanix, Inc., Class A *	20,253	968,093
Okta, Inc. *	12,792	1,027,581
Oracle Corp.	125,391	25,322,712
Palantir Technologies, Inc., Class A *	172,098	28,989,908
Palo Alto Networks, Inc. *	50,584	9,617,536
Pegasystems, Inc.	7,025	384,759
Procore Technologies, Inc. *	8,711	645,137
PTC, Inc. *	9,041	1,586,063
Roper Technologies, Inc.	8,120	3,623,306
Rubrik, Inc., Class A *	10,054	696,943
SailPoint, Inc. *	5,433	100,076
Salesforce, Inc.	72,397	16,690,404
Samsara, Inc., Class A *	22,659	861,722
SentinelOne, Inc., Class A *	24,194	392,185
ServiceNow, Inc. *	15,733	12,781,647
ServiceTitan, Inc., Class A *	4,132	369,236
Snowflake, Inc., Class A *	25,245	6,342,554
SoundHound AI, Inc., Class A *(a)	28,337	341,461
Strategy, Inc., Class A *	19,939	3,532,792
Synopsys, Inc. *	13,987	5,846,706
Twilio, Inc., Class A *	11,551	1,498,049
Tyler Technologies, Inc. *	3,299	1,549,276
UiPath, Inc., Class A *	32,383	448,828
Unity Software, Inc. *	25,556	1,086,641
Varonis Systems, Inc. *	8,423	278,549
VeriSign, Inc.	6,329	1,594,845
Workday, Inc., Class A *	16,344	3,524,093
Zoom Communications, Inc., Class A *	19,573	1,662,922
Zscaler, Inc. *	7,518	1,890,777
		544,596,475

Technology Hardware & Equipment 8.8%
Advanced Energy Industries, Inc.	2,810	593,444
Amphenol Corp., Class A	92,459	13,027,473
Apple, Inc.	1,122,868	313,111,742
Arista Networks, Inc. *	78,064	10,201,403
Arrow Electronics, Inc. *	3,962	427,936
Badger Meter, Inc.	2,231	398,323
Belden, Inc.	2,995	339,633
CDW Corp.	9,912	1,429,509
Ciena Corp. *	10,740	2,193,215
Cisco Systems, Inc.	299,551	23,047,454
Cognex Corp.	12,957	493,662
Coherent Corp. *	11,814	1,940,568
Corning, Inc.	58,910	4,960,222
Dell Technologies, Inc., Class C	22,884	3,051,581
F5, Inc. *	4,310	1,030,780
Fabrinet *	2,699	1,239,948
Flex Ltd. *	28,424	1,680,143
Hewlett Packard Enterprise Co.	99,185	2,169,176
HP, Inc.	71,149	1,737,459
IonQ, Inc. *	22,418	1,105,207
Itron, Inc. *	3,450	341,688
Jabil, Inc.	8,166	1,720,658
Keysight Technologies, Inc. *	13,020	2,577,309
Littelfuse, Inc.	1,844	472,101
Lumentum Holdings, Inc. *	5,247	1,706,114
Mirion Technologies, Inc. *	19,016	494,796
Motorola Solutions, Inc.	12,613	4,662,774
NetApp, Inc.	15,152	1,690,357
Pure Storage, Inc., Class A *	23,426	2,083,977
Sandisk Corp. *	10,444	2,331,936
Sanmina Corp. *	4,014	626,846
Seagate Technology Holdings PLC	16,082	4,449,728
SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	37,899	1,282,881
TD SYNNEX Corp.	5,791	883,012
TE Connectivity PLC	22,359	5,056,488
Teledyne Technologies, Inc. *	3,546	1,771,298
Trimble, Inc. *	17,974	1,463,443
Ubiquiti, Inc.	316	184,256
Vontier Corp.	11,013	399,552
Western Digital Corp.	26,295	4,294,762
Zebra Technologies Corp., Class A *	3,872	978,648
		423,651,502

Telecommunication Services 0.8%
AST SpaceMobile, Inc., Class A *	17,701	994,796
AT&T, Inc.	540,655	14,067,843
Frontier Communications Parent, Inc. *	18,923	717,560
GCI Liberty, Inc. *(c)	3,916	0
T-Mobile U.S., Inc.	36,648	7,659,799
Verizon Communications, Inc.	319,291	13,126,053
		36,566,051

Transportation 1.3%
Alaska Air Group, Inc. *	8,699	372,839
American Airlines Group, Inc. *	50,267	706,251
Avis Budget Group, Inc. *	1,260	171,209
CH Robinson Worldwide, Inc.	8,905	1,414,737
CSX Corp.	141,196	4,992,691
Delta Air Lines, Inc.	49,124	3,148,848
Expeditors International of Washington, Inc.	10,244	1,504,844
FedEx Corp.	16,415	4,525,287
GXO Logistics, Inc. *	8,604	436,567
JB Hunt Transport Services, Inc.	5,757	1,001,488
Joby Aviation, Inc. *	39,459	569,393
Knight-Swift Transportation Holdings, Inc.	12,232	560,226
Lyft, Inc., Class A *	30,074	632,456
Norfolk Southern Corp.	16,962	4,954,431
Old Dominion Freight Line, Inc.	13,978	1,891,084
Ryder System, Inc.	3,088	534,872
Saia, Inc. *	1,983	558,334
Southwest Airlines Co.	39,770	1,384,394
Uber Technologies, Inc. *	157,823	13,815,825
U-Haul Holding Co., Non Voting Shares	7,551	363,279
Union Pacific Corp.	44,921	10,414,035
United Airlines Holdings, Inc. *	24,510	2,499,040
United Parcel Service, Inc., Class B	55,723	5,337,706
XPO, Inc. *	8,937	1,269,590
		63,059,426

Utilities 2.3%
AES Corp.	53,833	756,892
Alliant Energy Corp.	19,413	1,348,621
Ameren Corp.	20,454	2,175,283
American Electric Power Co., Inc.	40,481	5,010,333
American Water Works Co., Inc.	14,740	1,917,232
Atmos Energy Corp.	12,073	2,129,315
CenterPoint Energy, Inc.	49,109	1,963,378
CMS Energy Corp.	22,636	1,707,660
Consolidated Edison, Inc.	27,314	2,741,233
Constellation Energy Corp.	23,667	8,623,308
Dominion Energy, Inc.	64,628	4,056,699
DTE Energy Co.	15,714	2,153,289
Duke Energy Corp.	58,877	7,297,215
Edison International	29,104	1,713,935
Entergy Corp.	33,797	3,295,883
Essential Utilities, Inc.	21,215	839,902

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	17,413	1,352,119
Eversource Energy	28,142	1,890,580
Exelon Corp.	76,513	3,605,293
FirstEnergy Corp.	39,462	1,883,127
IDACORP, Inc.	4,107	541,220
National Fuel Gas Co.	6,893	568,328
NextEra Energy, Inc.	155,924	13,454,682
NiSource, Inc.	35,379	1,561,275
NRG Energy, Inc.	14,617	2,477,435
OGE Energy Corp.	15,177	694,803
Oklo, Inc. *	8,778	802,134
Ormat Technologies, Inc.	4,569	515,886
PG&E Corp.	166,410	2,682,529
Pinnacle West Capital Corp.	9,088	825,736
PPL Corp.	55,882	2,062,046
Public Service Enterprise Group, Inc.	37,777	3,155,135
Sempra	49,394	4,678,600
Southern Co.	83,335	7,593,485
Southwest Gas Holdings, Inc.	4,751	394,570
Talen Energy Corp. *	3,447	1,359,049
TXNM Energy, Inc.	7,153	418,093
UGI Corp.	16,454	650,756
Vistra Corp.	24,060	4,303,372
WEC Energy Group, Inc.	24,383	2,732,603
Xcel Energy, Inc.	44,759	3,675,161
		111,608,195
Total Common Stocks (Cost $2,762,077,543)		4,826,180,373

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	2,343,282	2,343,282
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	1,215,168	1,215,168
		3,558,450
Total Short-Term Investments (Cost $3,558,450)		3,558,450
Total Investments in Securities (Cost $2,765,635,993)		4,829,738,823

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	2	662,880	26,537
S&P 500 Index, e-mini, expires 12/19/25	17	5,830,575	85,445
			111,982

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,203,839.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2025:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$12,246,244	$232,873	($178,784 )	$18,716	($416,412 )	$11,902,637	128,358	$34,680

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,789,614,322	$—	$—	$4,789,614,322
Telecommunication Services	36,566,051	—	0 *	36,566,051
Short-Term Investments [1]	3,558,450	—	—	3,558,450
Futures Contracts [2]	111,982	—	—	111,982
Total	$4,829,850,805	$—	$0	$4,829,850,805

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv PLC *	218,421	16,938,548
Autoliv, Inc.	71,124	8,391,921
BorgWarner, Inc.	222,621	9,586,060
Ford Motor Co.	3,950,343	52,460,555
General Motors Co.	964,356	70,899,453
Rivian Automotive, Inc., Class A *	806,481	13,597,270
Tesla, Inc. *	2,840,164	1,221,753,348
		1,393,627,155

Banks 3.5%
Bank of America Corp.	6,897,187	370,034,083
BOK Financial Corp.	23,152	2,607,378
Citigroup, Inc.	1,862,563	192,961,527
Citizens Financial Group, Inc.	436,015	23,588,412
Comerica, Inc.	129,355	10,397,555
Commerce Bancshares, Inc.	123,392	6,652,063
Cullen/Frost Bankers, Inc.	65,977	8,162,674
East West Bancorp, Inc.	138,057	14,730,682
Fifth Third Bancorp	670,601	29,144,319
First Citizens BancShares, Inc., Class A	10,508	19,732,868
First Horizon Corp.	517,204	11,554,337
Huntington Bancshares, Inc.	1,589,396	25,907,155
JPMorgan Chase & Co.	2,783,121	871,339,523
KeyCorp	942,812	17,328,885
M&T Bank Corp.	157,893	30,034,406
PNC Financial Services Group, Inc.	398,396	75,982,085
Regions Financial Corp.	902,287	22,963,204
Truist Financial Corp.	1,305,714	60,715,701
U.S. Bancorp	1,576,381	77,321,488
Webster Financial Corp.	167,189	9,964,464
Wells Fargo & Co.	3,243,293	278,436,704
Western Alliance Bancorp	104,385	8,510,509
Zions Bancorp NA	149,298	7,947,133
		2,176,017,155

Capital Goods 6.4%
3M Co.	539,390	92,802,049
A.O. Smith Corp.	113,668	7,499,815
Acuity, Inc.	30,744	11,265,216
Advanced Drainage Systems, Inc.	73,184	11,151,778
AECOM	134,913	13,913,578
AeroVironment, Inc. *	31,876	8,908,067
AGCO Corp.	62,569	6,629,811
Allegion PLC	86,022	14,282,233
AMETEK, Inc.	233,610	46,229,083
API Group Corp. *	376,536	14,895,764
Axon Enterprise, Inc. *	79,216	42,787,730
Bloom Energy Corp., Class A *	217,662	23,777,397
Boeing Co. *	765,219	144,626,391
Builders FirstSource, Inc. *	112,604	12,637,547
BWX Technologies, Inc.	92,049	16,465,725
Carlisle Cos., Inc.	43,555	13,853,539
Carpenter Technology Corp.	50,443	16,068,113
Carrier Global Corp.	809,506	44,425,689
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	474,396	273,138,241
CNH Industrial NV	892,171	8,413,173
Comfort Systems USA, Inc.	35,660	34,837,680
Core & Main, Inc., Class A *	194,154	9,385,404
Crane Co.	49,135	9,003,989
Cummins, Inc.	139,664	69,549,879
Curtiss-Wright Corp.	38,133	21,518,071
Deere & Co.	254,922	118,408,720
Donaldson Co., Inc.	119,064	10,703,854
Dover Corp.	138,454	25,652,757
Eaton Corp. PLC	393,918	136,252,297
EMCOR Group, Inc.	45,217	27,811,620
Emerson Electric Co.	569,924	76,016,463
Fastenal Co.	1,162,383	46,960,273
Ferguson Enterprises, Inc.	199,705	50,259,757
Fortive Corp.	340,121	18,189,671
Fortune Brands Innovations, Inc.	120,941	6,244,184
FTAI Aviation Ltd.	104,375	18,081,925
GE Vernova, Inc.	275,179	165,044,109
Generac Holdings, Inc. *	59,143	8,967,853
General Dynamics Corp.	255,617	87,326,436
General Electric Co.	1,073,331	320,335,637
Graco, Inc.	167,530	13,811,173
HEICO Corp.	102,460	32,470,599
Honeywell International, Inc.	642,653	123,511,480
Howmet Aerospace, Inc.	407,941	83,460,649
Hubbell, Inc.	53,784	23,204,031
Huntington Ingalls Industries, Inc.	39,647	12,434,092
IDEX Corp.	76,532	13,311,211
Illinois Tool Works, Inc.	268,289	66,879,082
Ingersoll Rand, Inc.	365,009	29,324,823
ITT, Inc.	79,396	14,621,567
Johnson Controls International PLC	662,468	77,051,653
Kratos Defense & Security Solutions, Inc. *	170,490	12,974,289
L3Harris Technologies, Inc.	189,264	52,745,984
Lennox International, Inc.	32,185	16,056,131
Leonardo DRS, Inc.	77,850	2,660,135
Lincoln Electric Holdings, Inc.	55,539	13,297,703
Lockheed Martin Corp.	207,940	95,207,408
Masco Corp.	209,803	13,609,921
MasTec, Inc. *	61,763	13,209,870
Middleby Corp. *	46,913	5,545,117
Nordson Corp.	54,883	13,043,494
Northrop Grumman Corp.	135,912	77,775,642
nVent Electric PLC	162,211	17,400,374
Otis Worldwide Corp.	396,986	35,272,206
Owens Corning	83,797	9,489,172
PACCAR, Inc.	531,968	56,080,067
Parker-Hannifin Corp.	129,359	111,468,650
Pentair PLC	167,118	17,587,498
Quanta Services, Inc.	151,146	70,264,752
QXO, Inc. *	490,466	9,186,428
RBC Bearings, Inc. *	32,075	14,272,413
Regal Rexnord Corp.	67,739	9,889,217
Rocket Lab Corp. *	429,795	18,111,561
Rockwell Automation, Inc.	113,617	44,976,426
RTX Corp.	1,355,694	237,124,438
Snap-on, Inc.	52,549	17,869,287
StandardAero, Inc. *	144,582	3,776,482
Stanley Black & Decker, Inc.	155,156	11,096,757

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Textron, Inc.	180,206	14,985,931
Toro Co.	98,876	6,895,612
Trane Technologies PLC	224,875	94,780,315
TransDigm Group, Inc.	56,963	77,479,364
Trex Co., Inc. *	108,448	3,793,511
United Rentals, Inc.	64,957	52,951,647
Vertiv Holdings Co., Class A	386,652	69,492,964
Watsco, Inc.	34,820	12,061,648
WESCO International, Inc.	48,900	13,076,349
Westinghouse Air Brake Technologies Corp.	172,598	35,995,313
Woodward, Inc.	60,577	18,174,917
WW Grainger, Inc.	44,412	42,130,556
Xylem, Inc.	246,548	34,681,907
		4,050,893,334

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	409,661	104,586,453
Booz Allen Hamilton Holding Corp., Class A	124,304	10,374,412
Broadridge Financial Solutions, Inc.	118,426	27,011,786
CACI International, Inc., Class A *	22,051	13,607,672
Cintas Corp.	347,057	64,559,543
Clean Harbors, Inc. *	51,380	11,692,033
Copart, Inc. *	899,621	35,067,227
Dayforce, Inc. *	160,009	11,056,622
Equifax, Inc.	125,085	26,564,301
Genpact Ltd.	163,353	7,197,333
Jacobs Solutions, Inc.	120,504	16,245,144
KBR, Inc.	131,928	5,438,072
Leidos Holdings, Inc.	129,567	24,760,254
Parsons Corp. *	53,996	4,572,381
Paychex, Inc.	327,940	36,627,619
Paycom Software, Inc.	51,131	8,240,783
Paylocity Holding Corp. *	44,129	6,501,526
RB Global, Inc.	187,694	18,431,551
Republic Services, Inc.	205,340	44,571,100
Rollins, Inc.	296,834	18,249,354
SS&C Technologies Holdings, Inc.	210,851	18,120,535
Tetra Tech, Inc.	268,978	9,344,296
TransUnion	195,692	16,643,605
Veralto Corp.	252,331	25,540,944
Verisk Analytics, Inc.	141,250	31,791,138
Waste Management, Inc.	375,245	81,754,628
		678,550,312

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	9,823,075	2,290,937,551
AutoZone, Inc. *	16,863	66,681,867
Bath & Body Works, Inc.	214,147	3,728,299
Best Buy Co., Inc.	198,003	15,697,678
Burlington Stores, Inc. *	62,652	15,802,714
CarMax, Inc. *	151,542	5,858,614
Carvana Co. *	139,465	52,229,642
Coupang, Inc. *	1,367,494	38,508,631
Dick's Sporting Goods, Inc.	67,423	13,927,569
eBay, Inc.	462,493	38,289,795
Etsy, Inc. *	100,298	5,438,158
Floor & Decor Holdings, Inc., Class A *	108,322	6,891,446
GameStop Corp., Class A *	420,241	9,468,030
Genuine Parts Co.	140,838	18,365,275
Home Depot, Inc.	1,007,368	359,549,787
Lithia Motors, Inc.	26,075	8,313,753
LKQ Corp.	262,854	7,804,135
Lowe's Cos., Inc.	567,441	137,593,094
Murphy USA, Inc.	17,455	6,721,397
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	859,400	87,400,980
Penske Automotive Group, Inc.	19,228	3,109,552
Pool Corp.	32,886	8,011,030
Ross Stores, Inc.	331,115	58,395,441
TJX Cos., Inc.	1,129,197	171,547,608
Tractor Supply Co.	534,243	29,265,832
Ulta Beauty, Inc. *	45,111	24,307,160
Williams-Sonoma, Inc.	124,347	22,383,703
		3,506,228,741

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	150,126	13,215,592
DR Horton, Inc.	280,810	44,651,598
Garmin Ltd.	165,393	32,304,561
Hasbro, Inc.	136,675	11,289,355
Lennar Corp., Class A	234,281	30,761,095
Lululemon Athletica, Inc. *	110,347	20,323,711
Mohawk Industries, Inc. *	52,806	6,120,215
NIKE, Inc., Class B	1,202,269	77,702,646
NVR, Inc. *	2,904	21,801,170
PulteGroup, Inc.	199,114	25,325,310
Ralph Lauren Corp.	38,776	14,243,588
Somnigroup International, Inc.	212,516	19,449,464
Tapestry, Inc.	210,655	23,020,378
Toll Brothers, Inc.	98,760	13,809,611
TopBuild Corp. *	28,648	12,963,220
		366,981,514

Consumer Services 1.9%
ADT, Inc.	520,668	4,295,511
Airbnb, Inc., Class A *	434,148	50,790,975
Aramark	265,702	9,876,143
Booking Holdings, Inc.	32,710	160,759,510
Carnival Corp. *	1,098,874	28,328,972
Cava Group, Inc. *	100,822	4,929,188
Chipotle Mexican Grill, Inc. *	1,358,620	46,899,562
Churchill Downs, Inc.	66,920	7,300,303
Darden Restaurants, Inc.	118,264	21,237,849
Domino's Pizza, Inc.	31,308	13,137,776
DoorDash, Inc., Class A *	374,903	74,369,508
DraftKings, Inc., Class A *	499,615	16,567,233
Duolingo, Inc. *	39,802	7,618,501
Expedia Group, Inc.	119,466	30,546,262
Flutter Entertainment PLC *	178,163	37,202,216
Hilton Worldwide Holdings, Inc.	238,081	67,860,227
Las Vegas Sands Corp.	312,576	21,305,180
Marriott International, Inc., Class A	227,681	69,394,892
McDonald's Corp.	722,758	225,370,400
MGM Resorts International *	202,348	7,140,861
Norwegian Cruise Line Holdings Ltd. *	460,425	8,499,446
Royal Caribbean Cruises Ltd.	255,517	68,031,401
Service Corp. International	140,701	11,175,880
Starbucks Corp.	1,151,714	100,325,807
Texas Roadhouse, Inc.	66,526	11,658,681
Wingstop, Inc.	28,065	7,429,647
Wyndham Hotels & Resorts, Inc.	79,515	5,820,498
Wynn Resorts Ltd.	85,060	10,945,521
Yum! Brands, Inc.	281,209	43,084,031
		1,171,901,981

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	409,315	7,502,744
BJ's Wholesale Club Holdings, Inc. *	133,883	11,946,380
Casey's General Stores, Inc.	37,393	21,331,211
Costco Wholesale Corp.	448,789	410,009,142

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollar General Corp.	221,434	24,244,809
Dollar Tree, Inc. *	196,564	21,781,257
Kroger Co.	616,171	41,455,985
Maplebear, Inc. *	185,421	7,789,536
Performance Food Group Co. *	157,842	15,321,723
Sprouts Farmers Market, Inc. *	97,314	8,155,886
Sysco Corp.	483,321	36,829,060
Target Corp.	459,569	41,646,143
U.S. Foods Holding Corp. *	227,340	17,884,838
Walmart, Inc.	4,443,169	491,014,606
		1,156,913,320

Energy 2.9%
Antero Resources Corp. *	298,171	10,862,370
APA Corp.	368,738	9,207,388
Baker Hughes Co.	998,051	50,102,160
Cheniere Energy, Inc.	222,071	46,292,921
Chevron Corp.	1,947,892	294,384,918
ConocoPhillips	1,264,944	112,187,883
Coterra Energy, Inc.	777,275	20,862,061
Devon Energy Corp.	639,898	23,714,620
Diamondback Energy, Inc.	189,573	28,926,944
DT Midstream, Inc.	101,812	12,366,086
EOG Resources, Inc.	551,724	59,503,433
EQT Corp.	631,375	38,425,482
Expand Energy Corp.	240,718	29,350,746
Exxon Mobil Corp.	4,315,051	500,200,712
Halliburton Co.	863,811	22,649,124
HF Sinclair Corp.	161,768	8,559,145
Kinder Morgan, Inc.	1,983,694	54,194,520
Marathon Petroleum Corp.	307,501	59,572,169
Occidental Petroleum Corp.	727,469	30,553,698
ONEOK, Inc.	637,714	46,438,333
Ovintiv, Inc.	258,410	10,584,474
Permian Resources Corp.	706,303	10,234,330
Phillips 66	408,738	55,980,756
Range Resources Corp.	244,909	9,671,456
SLB Ltd.	1,509,415	54,701,200
Targa Resources Corp.	217,439	38,119,231
TechnipFMC PLC	416,460	18,848,980
Texas Pacific Land Corp.	19,364	16,736,112
Valero Energy Corp.	314,072	55,515,367
Williams Cos., Inc.	1,237,790	75,418,545
		1,804,165,164

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	156,864	8,418,891
American Homes 4 Rent, Class A	333,232	10,703,412
American Tower Corp.	474,503	86,013,159
AvalonBay Communities, Inc.	144,078	26,213,551
BXP, Inc.	146,937	10,632,361
Camden Property Trust	108,400	11,527,256
Crown Castle, Inc.	441,095	40,263,152
CubeSmart	231,482	8,618,075
Digital Realty Trust, Inc.	324,216	51,913,466
EastGroup Properties, Inc.	54,651	9,901,668
Equinix, Inc.	99,091	74,646,241
Equity LifeStyle Properties, Inc.	194,418	12,223,060
Equity Residential	353,067	21,801,887
Essex Property Trust, Inc.	64,628	17,037,233
Extra Space Storage, Inc.	214,218	28,527,411
Federal Realty Investment Trust	77,998	7,700,743
Gaming & Leisure Properties, Inc.	287,746	12,525,583
Healthpeak Properties, Inc.	697,674	12,739,527
Host Hotels & Resorts, Inc.	641,721	11,313,541
Invitation Homes, Inc.	567,930	16,015,626
Iron Mountain, Inc.	298,739	25,796,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Kimco Realty Corp.	691,048	14,277,052
Lamar Advertising Co., Class A	86,924	11,507,868
Lineage, Inc.	58,707	2,102,885
Mid-America Apartment Communities, Inc.	117,456	15,961,096
Millrose Properties, Inc.	8,204	249,894
NNN REIT, Inc.	193,320	7,993,782
Omega Healthcare Investors, Inc.	298,535	13,708,727
Prologis, Inc.	939,776	120,789,409
Public Storage	159,833	43,880,552
Realty Income Corp.	927,028	53,406,083
Regency Centers Corp.	167,026	11,885,570
Rexford Industrial Realty, Inc.	242,191	10,077,568
SBA Communications Corp.	109,257	21,225,357
Simon Property Group, Inc.	330,181	61,519,324
Sun Communities, Inc.	118,975	15,328,739
UDR, Inc.	306,770	11,172,563
Ventas, Inc.	460,366	37,119,311
VICI Properties, Inc.	1,079,414	31,108,711
Welltower, Inc.	677,167	140,999,713
Weyerhaeuser Co.	729,056	16,192,334
WP Carey, Inc.	221,423	14,917,268
		1,159,955,762

Financial Services 7.8%
Affirm Holdings, Inc., Class A *	285,375	20,247,356
AGNC Investment Corp.	1,069,070	11,214,544
Ally Financial, Inc.	283,066	11,690,626
American Express Co.	548,907	200,499,260
Ameriprise Financial, Inc.	95,445	43,498,104
Annaly Capital Management, Inc.	649,034	14,797,975
Apollo Global Management, Inc.	465,782	61,413,357
ARES Management Corp., Class A	207,528	32,550,767
Bank of New York Mellon Corp.	714,452	80,090,069
Berkshire Hathaway, Inc., Class B *	1,855,940	953,600,531
Blackrock, Inc.	145,725	152,617,793
Blackstone, Inc.	746,451	109,295,355
Block, Inc. *	556,319	37,162,109
Blue Owl Capital, Inc.	626,459	9,396,885
Capital One Financial Corp.	647,132	141,767,207
Carlyle Group, Inc.	263,481	14,367,619
Cboe Global Markets, Inc.	106,356	27,457,929
Charles Schwab Corp. (a)	1,715,042	159,035,845
CME Group, Inc.	364,812	102,679,986
Coinbase Global, Inc., Class A *	228,763	62,411,122
Corebridge Financial, Inc.	284,531	8,541,621
Corpay, Inc. *	71,680	21,202,944
Equitable Holdings, Inc.	303,073	14,150,478
Evercore, Inc., Class A	38,655	12,372,306
FactSet Research Systems, Inc.	37,919	10,513,801
Fidelity National Information Services, Inc.	529,031	34,794,369
Fiserv, Inc. *	548,139	33,694,104
Franklin Resources, Inc.	309,915	7,000,980
Global Payments, Inc.	245,211	18,577,185
Goldman Sachs Group, Inc.	306,356	253,062,310
Houlihan Lokey, Inc.	54,784	9,609,114
Interactive Brokers Group, Inc., Class A	450,649	29,301,198
Intercontinental Exchange, Inc.	580,099	91,249,573
Invesco Ltd.	449,330	10,986,119
Jack Henry & Associates, Inc.	73,946	12,902,098
Jefferies Financial Group, Inc.	166,326	9,573,725
KKR & Co., Inc.	695,295	85,041,531
LPL Financial Holdings, Inc.	81,129	28,885,169
MarketAxess Holdings, Inc.	37,136	6,086,219
Mastercard, Inc., Class A	835,414	459,920,469
Moody's Corp.	156,288	76,703,025

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	1,227,445	208,248,319
Morningstar, Inc.	24,493	5,262,566
MSCI, Inc.	78,075	44,012,439
Nasdaq, Inc.	459,101	41,741,463
Northern Trust Corp.	193,618	25,429,788
PayPal Holdings, Inc.	967,342	60,642,670
Raymond James Financial, Inc.	179,321	28,070,909
Robinhood Markets, Inc., Class A *	783,552	100,678,596
S&P Global, Inc.	316,043	157,651,730
SEI Investments Co.	96,551	7,807,114
SoFi Technologies, Inc. *	1,208,688	35,922,207
Starwood Property Trust, Inc.	346,536	6,355,470
State Street Corp.	287,287	34,192,899
Stifel Financial Corp.	103,163	12,585,886
Synchrony Financial	375,966	29,084,730
T. Rowe Price Group, Inc.	222,379	22,767,162
Toast, Inc., Class A *	469,638	16,056,923
Tradeweb Markets, Inc., Class A	117,211	12,759,589
Visa, Inc., Class A	1,719,236	574,981,288
Voya Financial, Inc.	98,926	6,954,498
		4,911,169,023

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	1,702,071	100,439,210
Archer-Daniels-Midland Co.	486,391	29,543,389
Brown-Forman Corp., Class B	229,206	6,642,390
Bunge Global SA	141,792	13,621,957
Campbell's Co.	199,124	6,069,299
Celsius Holdings, Inc. *	162,923	6,670,068
Coca-Cola Co.	3,922,088	286,783,075
Coca-Cola Consolidated, Inc.	61,341	9,995,516
Conagra Brands, Inc.	484,900	8,655,465
Constellation Brands, Inc., Class A	144,741	19,739,778
General Mills, Inc.	541,276	25,629,419
Hershey Co.	150,372	28,281,966
Hormel Foods Corp.	299,846	6,959,426
J.M. Smucker Co.	107,763	11,226,749
Kellanova	272,443	22,787,132
Keurig Dr. Pepper, Inc.	1,376,806	38,412,887
Kraft Heinz Co.	863,409	22,025,564
Lamb Weston Holdings, Inc.	140,461	8,295,627
McCormick & Co., Inc. - Non Voting Shares	256,889	17,334,870
Molson Coors Beverage Co., Class B	168,996	7,860,004
Mondelez International, Inc., Class A	1,311,596	75,508,582
Monster Beverage Corp. *	719,450	53,951,555
PepsiCo, Inc.	1,384,979	206,001,776
Philip Morris International, Inc.	1,576,320	248,238,874
Pilgrim's Pride Corp.	41,453	1,576,872
Primo Brands Corp.	256,966	4,031,796
Tyson Foods, Inc., Class A	290,981	16,891,447
		1,283,174,693

Health Care Equipment & Services 3.7%
Abbott Laboratories	1,762,604	227,199,656
Align Technology, Inc. *	69,181	10,182,751
Baxter International, Inc.	519,533	9,736,048
Becton Dickinson & Co.	290,277	56,319,544
Boston Scientific Corp. *	1,500,031	152,373,149
Cardinal Health, Inc.	241,869	51,339,114
Cencora, Inc.	196,140	72,361,930
Centene Corp. *	472,080	18,571,627
Chemed Corp.	14,430	6,337,512
Cigna Group	269,831	74,818,740
Cooper Cos., Inc. *	203,274	15,841,143
CVS Health Corp.	1,284,926	103,256,653
DaVita, Inc. *	35,385	4,234,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Dexcom, Inc. *	399,318	25,344,713
Edwards Lifesciences Corp. *	594,357	51,512,921
Elevance Health, Inc.	227,605	76,989,667
Encompass Health Corp.	101,126	11,752,864
GE HealthCare Technologies, Inc.	461,856	36,943,861
HCA Healthcare, Inc.	165,531	84,137,752
Henry Schein, Inc. *	103,094	7,687,720
Hologic, Inc. *	223,802	16,778,436
Humana, Inc.	121,611	29,888,335
IDEXX Laboratories, Inc. *	80,709	60,764,192
Insulet Corp. *	70,891	23,194,826
Intuitive Surgical, Inc. *	362,988	208,166,358
Labcorp Holdings, Inc.	83,854	22,538,278
Masimo Corp. *	45,629	6,498,938
McKesson Corp.	125,980	111,003,498
Medtronic PLC	1,297,074	136,620,804
Molina Healthcare, Inc. *	55,148	8,176,242
Penumbra, Inc. *	39,762	11,657,026
Quest Diagnostics, Inc.	113,056	21,387,934
ResMed, Inc.	148,131	37,896,354
Solventum Corp. *	150,048	12,793,093
STERIS PLC	100,242	26,692,440
Stryker Corp.	348,262	129,267,889
Tenet Healthcare Corp. *	88,812	19,257,994
UnitedHealth Group, Inc.	916,606	302,269,161
Universal Health Services, Inc., Class B	56,586	13,786,047
Veeva Systems, Inc., Class A *	151,733	36,459,923
Zimmer Biomet Holdings, Inc.	201,801	19,679,634
		2,351,719,644

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	246,571	20,997,986
Clorox Co.	122,522	13,225,025
Colgate-Palmolive Co.	819,191	65,854,764
Estee Lauder Cos., Inc., Class A	248,609	23,386,649
Kenvue, Inc.	1,943,137	33,713,427
Kimberly-Clark Corp.	336,118	36,677,196
Procter & Gamble Co.	2,370,150	351,161,424
		545,016,471

Insurance 1.8%
Aflac, Inc.	487,377	53,762,557
Allstate Corp.	266,500	56,759,170
American Financial Group, Inc.	69,920	9,629,382
American International Group, Inc.	560,687	42,701,922
Aon PLC, Class A	218,082	77,183,582
Arch Capital Group Ltd. *	375,843	35,299,175
Arthur J Gallagher & Co.	259,353	64,220,990
Assurant, Inc.	50,551	11,533,716
Brown & Brown, Inc.	296,342	23,834,787
Chubb Ltd.	375,452	111,201,373
Cincinnati Financial Corp.	158,987	26,644,631
CNA Financial Corp.	20,051	937,384
Erie Indemnity Co., Class A	25,281	7,470,283
Everest Group Ltd.	42,685	13,415,469
Fidelity National Financial, Inc.	258,254	15,348,035
Globe Life, Inc.	81,484	10,978,339
Hartford Insurance Group, Inc.	284,476	38,981,746
Kinsale Capital Group, Inc.	22,380	8,614,062
Loews Corp.	171,922	18,545,226
Markel Group, Inc. *	12,797	26,623,391
Marsh & McLennan Cos., Inc.	497,746	91,311,504
MetLife, Inc.	564,904	43,249,050
Old Republic International Corp.	231,493	10,671,827
Principal Financial Group, Inc.	204,490	17,344,842
Progressive Corp.	593,432	135,771,307

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	355,893	38,525,417
Reinsurance Group of America, Inc.	67,226	12,764,201
RenaissanceRe Holdings Ltd.	47,295	12,352,035
Travelers Cos., Inc.	227,445	66,609,543
Unum Group	158,610	12,049,602
W.R. Berkley Corp.	303,222	23,557,317
Willis Towers Watson PLC	98,680	31,676,280
		1,149,568,145

Materials 1.9%
Air Products & Chemicals, Inc.	225,215	58,792,376
Albemarle Corp.	120,134	15,616,219
Alcoa Corp.	258,437	10,787,160
Amcor PLC	2,335,475	19,898,247
Amrize Ltd. *	520,634	26,817,857
AptarGroup, Inc.	65,457	8,165,761
Avery Dennison Corp.	79,405	13,687,040
Axalta Coating Systems Ltd. *	224,197	6,755,056
Ball Corp.	275,437	13,642,395
CF Industries Holdings, Inc.	165,147	12,997,069
Corteva, Inc.	687,891	46,412,006
CRH PLC	681,026	81,695,879
Crown Holdings, Inc.	115,912	11,223,759
Dow, Inc.	715,515	17,065,033
DuPont de Nemours, Inc.	423,253	16,832,772
Eastman Chemical Co.	116,419	7,227,291
Ecolab, Inc.	258,598	71,155,826
Freeport-McMoRan, Inc.	1,453,780	62,483,464
International Flavors & Fragrances, Inc.	259,288	18,015,330
International Paper Co.	530,677	20,951,128
Linde PLC	474,377	194,646,371
LyondellBasell Industries NV, Class A	257,883	12,633,688
Martin Marietta Materials, Inc.	60,857	37,928,517
Mosaic Co.	323,739	7,928,368
MP Materials Corp. *	135,862	8,416,651
Newmont Corp.	1,112,441	100,931,772
Nucor Corp.	232,151	37,025,763
Packaging Corp. of America	89,994	18,365,075
PPG Industries, Inc.	228,328	22,841,933
Reliance, Inc.	53,610	14,974,345
Royal Gold, Inc.	81,433	16,599,303
RPM International, Inc.	128,765	13,810,046
Sherwin-Williams Co.	234,854	80,716,971
Smurfit WestRock PLC	528,142	18,849,388
Solstice Advanced Materials, Inc. *	160,214	7,639,003
Steel Dynamics, Inc.	140,122	23,516,675
Vulcan Materials Co.	133,616	39,716,020
Westlake Corp.	33,988	2,270,738
		1,199,032,295

Media & Entertainment 9.6%
Alphabet, Inc., Class A	5,884,547	1,884,114,258
Alphabet, Inc., Class C	4,723,674	1,512,142,521
Charter Communications, Inc., Class A *	94,084	18,828,090
Comcast Corp., Class A	3,731,224	99,586,368
Electronic Arts, Inc.	227,601	45,982,230
Fox Corp., Class A	347,484	22,760,202
Liberty Broadband Corp., Class C *	135,509	6,272,712
Liberty Media Corp.-Liberty Formula One, Class C *	249,666	23,962,943
Live Nation Entertainment, Inc. *	158,817	20,876,495
Match Group, Inc.	241,882	8,057,089
Meta Platforms, Inc., Class A	2,195,344	1,422,473,145
Netflix, Inc. *	4,300,934	462,694,480
News Corp., Class A	519,385	13,337,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicom Group, Inc.	324,788	23,261,326
Paramount Skydance Corp., Class B	315,339	5,051,731
Pinterest, Inc., Class A *	602,656	15,741,375
Reddit, Inc., Class A *	125,097	27,079,748
ROBLOX Corp., Class A *	653,861	62,136,411
Roku, Inc. *	132,627	12,836,967
Sirius XM Holdings, Inc.	190,636	4,052,921
Snap, Inc., Class A *	1,131,147	8,687,209
Take-Two Interactive Software, Inc. *	175,030	43,069,632
TKO Group Holdings, Inc.	69,640	13,502,500
Trade Desk, Inc., Class A *	451,117	17,846,188
Walt Disney Co.	1,818,814	190,011,498
Warner Bros Discovery, Inc. *	2,508,782	60,210,768
		6,024,576,614

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	1,788,598	407,263,765
Agilent Technologies, Inc.	287,782	44,174,537
Alnylam Pharmaceuticals, Inc. *	132,653	59,857,013
Amgen, Inc.	544,677	188,164,116
Avantor, Inc. *	689,223	8,084,586
Biogen, Inc. *	148,393	27,020,881
BioMarin Pharmaceutical, Inc. *	193,675	10,832,243
Bio-Rad Laboratories, Inc., Class A *	18,265	5,933,568
Bio-Techne Corp.	158,584	10,230,254
Bristol-Myers Squibb Co.	2,061,795	101,440,314
Charles River Laboratories International, Inc. *	50,114	8,927,308
Danaher Corp.	644,947	146,261,081
Elanco Animal Health, Inc. *	502,820	11,700,621
Eli Lilly & Co.	804,663	865,390,917
Exact Sciences Corp. *	191,662	19,413,444
Exelixis, Inc. *	272,203	12,023,207
Gilead Sciences, Inc.	1,255,804	158,030,375
Illumina, Inc. *	155,563	20,448,756
Incyte Corp. *	164,500	17,183,670
Insmed, Inc. *	213,939	44,450,106
IQVIA Holdings, Inc. *	171,977	39,556,430
Jazz Pharmaceuticals PLC *	61,286	10,818,818
Johnson & Johnson	2,437,815	504,432,680
Medpace Holdings, Inc. *	22,259	13,187,567
Merck & Co., Inc.	2,526,962	264,901,426
Mettler-Toledo International, Inc. *	20,893	30,853,111
Moderna, Inc. *	351,325	9,127,424
Natera, Inc. *	138,540	33,084,737
Neurocrine Biosciences, Inc. *	99,959	15,209,761
Pfizer, Inc.	5,756,693	148,177,278
Regeneron Pharmaceuticals, Inc.	103,170	80,492,202
Repligen Corp. *	54,406	9,304,514
Revvity, Inc.	116,445	12,158,022
Roivant Sciences Ltd. *	441,341	9,184,306
Royalty Pharma PLC, Class A	383,816	15,360,316
Summit Therapeutics, Inc. *(b)	150,849	2,698,689
Tempus AI, Inc. *	100,717	7,848,876
Thermo Fisher Scientific, Inc.	381,969	225,678,744
United Therapeutics Corp. *	45,356	22,043,016
Vertex Pharmaceuticals, Inc. *	259,472	112,509,654
Viatris, Inc.	1,188,039	12,700,137
Waters Corp. *	60,049	24,224,968
West Pharmaceutical Services, Inc.	72,516	20,105,061
Zoetis, Inc.	448,321	57,465,786
		3,847,954,285

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	296,866	48,041,825
CoStar Group, Inc. *	428,221	29,461,605

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	47,967	15,622,372
Zillow Group, Inc., Class C *	225,291	16,757,144
		109,882,946

Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc. *	1,642,602	357,315,213
Analog Devices, Inc.	502,355	133,294,876
Applied Materials, Inc.	811,893	204,800,009
Astera Labs, Inc. *	130,947	20,633,319
Broadcom, Inc.	4,760,682	1,918,364,419
Credo Technology Group Holding Ltd. *	152,820	27,140,832
Entegris, Inc.	152,114	11,734,074
First Solar, Inc. *	108,944	29,732,996
Intel Corp. *	4,429,118	179,645,026
KLA Corp.	133,506	156,932,298
Lam Research Corp.	1,280,370	199,737,720
Lattice Semiconductor Corp. *	136,854	9,608,519
Marvell Technology, Inc.	872,850	78,032,790
Microchip Technology, Inc.	546,776	29,296,258
Micron Technology, Inc.	1,133,287	267,999,710
Monolithic Power Systems, Inc.	48,492	45,008,820
NVIDIA Corp.	24,684,753	4,369,201,281
NXP Semiconductors NV	255,343	49,776,564
ON Semiconductor Corp. *	413,342	20,766,302
Qnity Electronics, Inc.	211,509	17,151,265
Qorvo, Inc. *	84,798	7,283,300
QUALCOMM, Inc.	1,091,182	183,416,782
Skyworks Solutions, Inc.	149,846	9,882,344
Teradyne, Inc.	160,749	29,238,636
Texas Instruments, Inc.	920,122	154,828,929
Universal Display Corp.	44,043	5,238,034
		8,516,060,316

Software & Services 11.3%
Accenture PLC, Class A	630,297	157,574,250
Adobe, Inc. *	429,398	137,463,182
Akamai Technologies, Inc. *	145,259	13,003,586
AppLovin Corp., Class A *	274,130	164,335,452
Atlassian Corp., Class A *	167,087	24,982,848
Autodesk, Inc. *	216,185	65,577,558
Bentley Systems, Inc., Class B	149,915	6,290,433
Cadence Design Systems, Inc. *	275,627	85,951,524
Circle Internet Group, Inc. *	53,509	4,276,974
Cloudflare, Inc., Class A *	316,724	63,411,312
Cognizant Technology Solutions Corp., Class A	493,516	38,351,128
CoreWeave, Inc., Class A *	221,008	16,160,105
Crowdstrike Holdings, Inc., Class A *	252,210	128,415,244
Datadog, Inc., Class A *	327,891	52,465,839
Docusign, Inc. *	202,947	14,074,375
Dynatrace, Inc. *	304,455	13,566,515
Elastic NV *	94,483	6,663,886
EPAM Systems, Inc. *	55,693	10,414,591
Fair Isaac Corp. *	24,268	43,823,882
Fortinet, Inc. *	659,477	53,503,369
Gartner, Inc. *	76,307	17,759,691
Gen Digital, Inc.	564,831	14,894,594
GoDaddy, Inc., Class A *	139,340	17,816,012
Guidewire Software, Inc. *	85,943	18,561,969
HubSpot, Inc. *	53,160	19,526,731
International Business Machines Corp.	943,117	291,027,044
Intuit, Inc.	282,267	178,979,859
Manhattan Associates, Inc. *	60,721	10,714,221
Microsoft Corp.	7,519,368	3,699,604,250
MongoDB, Inc. *	82,469	27,410,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Nutanix, Inc., Class A *	270,609	12,935,110
Okta, Inc. *	170,340	13,683,412
Oracle Corp.	1,677,472	338,765,470
Palantir Technologies, Inc., Class A *	2,302,542	387,863,200
Palo Alto Networks, Inc. *	676,031	128,533,774
Procore Technologies, Inc. *	115,689	8,567,927
PTC, Inc. *	121,130	21,249,836
Roper Technologies, Inc.	108,820	48,557,660
Rubrik, Inc., Class A *	134,260	9,306,903
SailPoint, Inc. *	77,672	1,430,718
Salesforce, Inc.	968,031	223,169,867
ServiceNow, Inc. *	210,612	171,103,295
Snowflake, Inc., Class A *	337,865	84,885,203
Strategy, Inc., Class A *	267,330	47,365,529
Synopsys, Inc. *	187,677	78,450,863
Twilio, Inc., Class A *	155,051	20,108,564
Tyler Technologies, Inc. *	44,037	20,680,656
Unity Software, Inc. *	341,976	14,540,820
VeriSign, Inc.	85,630	21,577,904
Workday, Inc., Class A *	218,150	47,037,503
Zoom Communications, Inc., Class A *	262,416	22,294,863
Zscaler, Inc. *	100,690	25,323,535
		7,144,033,258

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	1,235,493	174,080,964
Apple, Inc.	15,013,319	4,186,464,003
Arista Networks, Inc. *	1,042,994	136,298,456
Arrow Electronics, Inc. *	52,805	5,703,468
CDW Corp.	133,789	19,295,050
Ciena Corp. *	142,822	29,165,681
Cisco Systems, Inc.	4,008,636	308,424,454
Cognex Corp.	172,641	6,577,622
Coherent Corp. *	156,535	25,712,439
Corning, Inc.	788,300	66,374,860
Dell Technologies, Inc., Class C	305,875	40,788,431
F5, Inc. *	57,716	13,803,359
Fabrinet *	36,567	16,799,245
Flex Ltd. *	379,657	22,441,525
Hewlett Packard Enterprise Co.	1,326,036	29,000,407
HP, Inc.	947,519	23,138,414
IonQ, Inc. *	300,232	14,801,438
Jabil, Inc.	108,155	22,789,340
Keysight Technologies, Inc. *	173,503	34,344,919
Motorola Solutions, Inc.	168,644	62,344,314
NetApp, Inc.	201,801	22,512,919
Pure Storage, Inc., Class A *	315,361	28,054,514
Seagate Technology Holdings PLC	215,255	59,558,906
Super Micro Computer, Inc. *	507,343	17,173,560
TD SYNNEX Corp.	78,077	11,905,181
TE Connectivity PLC	298,711	67,553,493
Teledyne Technologies, Inc. *	47,509	23,731,696
Trimble, Inc. *	239,748	19,520,282
Ubiquiti, Inc.	4,409	2,570,844
Western Digital Corp.	350,720	57,283,098
Zebra Technologies Corp., Class A *	51,162	12,931,195
		5,561,144,077

Telecommunication Services 0.8%
AST SpaceMobile, Inc., Class A *	237,029	13,321,030
AT&T, Inc.	7,236,014	188,281,084
GCI Liberty, Inc. *(c)	75,055	0
T-Mobile U.S., Inc.	490,104	102,436,637
Verizon Communications, Inc.	4,267,209	175,424,962
		479,463,713

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.3%
American Airlines Group, Inc. *	663,994	9,329,116
CH Robinson Worldwide, Inc.	119,286	18,950,967
CSX Corp.	1,887,461	66,740,621
Delta Air Lines, Inc.	656,734	42,096,649
Expeditors International of Washington, Inc.	136,725	20,084,903
FedEx Corp.	219,427	60,491,635
JB Hunt Transport Services, Inc.	77,201	13,429,886
Joby Aviation, Inc. *	528,225	7,622,287
Knight-Swift Transportation Holdings, Inc.	167,117	7,653,959
Norfolk Southern Corp.	226,824	66,253,022
Old Dominion Freight Line, Inc.	187,149	25,319,388
Saia, Inc. *	26,854	7,561,012
Southwest Airlines Co.	531,641	18,506,423
Uber Technologies, Inc. *	2,109,998	184,709,225
U-Haul Holding Co., Non Voting Shares	108,180	5,204,540
Union Pacific Corp.	600,214	139,147,612
United Airlines Holdings, Inc. *	327,826	33,425,139
United Parcel Service, Inc., Class B	745,075	71,370,734
XPO, Inc. *	119,008	16,906,276
		814,803,394

Utilities 2.3%
AES Corp.	720,736	10,133,548
Alliant Energy Corp.	262,175	18,213,297
Ameren Corp.	273,647	29,102,358
American Electric Power Co., Inc.	540,991	66,958,456
American Water Works Co., Inc.	198,631	25,835,934
Atmos Energy Corp.	163,197	28,783,055
CenterPoint Energy, Inc.	659,642	26,372,487
CMS Energy Corp.	305,066	23,014,179
Consolidated Edison, Inc.	364,475	36,578,711
Constellation Energy Corp.	316,066	115,161,808
Dominion Energy, Inc.	863,011	54,171,201
DTE Energy Co.	210,962	28,908,123
Duke Energy Corp.	786,743	97,508,927
Edison International	388,322	22,868,283
Entergy Corp.	451,005	43,982,008
Essential Utilities, Inc.	282,532	11,185,442
Evergy, Inc.	234,006	18,170,566
Eversource Energy	375,518	25,227,299
Exelon Corp.	1,021,441	48,130,300
FirstEnergy Corp.	526,101	25,105,540
NextEra Energy, Inc.	2,083,984	179,826,979
NiSource, Inc.	473,799	20,908,750
NRG Energy, Inc.	195,937	33,209,362
OGE Energy Corp.	204,134	9,345,255
Oklo, Inc. *	117,796	10,764,199
PG&E Corp.	2,225,270	35,871,352
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle West Capital Corp.	121,520	11,041,307
PPL Corp.	744,690	27,479,061
Public Service Enterprise Group, Inc.	504,685	42,151,291
Sempra	660,239	62,537,838
Southern Co.	1,113,177	101,432,688
Talen Energy Corp. *	45,795	18,055,595
Vistra Corp.	322,424	57,668,757
WEC Energy Group, Inc.	327,002	36,647,114
Xcel Energy, Inc.	597,610	49,069,757
		1,451,420,827
Total Common Stocks (Cost $33,626,990,669)		62,854,254,139

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	39,137,048	39,137,048
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	2,404,517	2,404,517
		41,541,565
Total Short-Term Investments (Cost $41,541,565)		41,541,565
Total Investments in Securities (Cost $33,668,532,234)		62,895,795,704

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	285	97,747,875	1,264,379

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,363,448.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2025:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$164,560,539	$2,551,667	($2,743,524 )	$413,861	($5,746,698 )	$159,035,845	1,715,042	$461,127

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$62,374,790,426	$—	$—	$62,374,790,426
Telecommunication Services	479,463,713	—	0 *	479,463,713
Short-Term Investments [1]	41,541,565	—	—	41,541,565
Futures Contracts [2]	1,264,379	—	—	1,264,379
Total	$62,897,060,083	$—	$0 *	$62,897,060,083

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 4.3%
Tesla, Inc. *	5,248,541	2,257,764,882

Banks 0.1%
First Citizens BancShares, Inc., Class A	19,620	36,844,202

Capital Goods 4.6%
Advanced Drainage Systems, Inc.	133,977	20,415,415
Axon Enterprise, Inc. *	146,943	79,369,792
Builders FirstSource, Inc. *	207,034	23,235,426
Carlisle Cos., Inc.	79,865	25,402,661
Carpenter Technology Corp.	93,332	29,729,975
Comfort Systems USA, Inc.	65,902	64,382,300
Core & Main, Inc., Class A *	355,210	17,170,851
Curtiss-Wright Corp.	70,544	39,807,274
EMCOR Group, Inc.	83,768	51,523,184
FTAI Aviation Ltd.	191,945	33,252,552
GE Vernova, Inc.	509,466	305,562,423
Generac Holdings, Inc. *	109,895	16,663,379
General Electric Co.	1,984,625	592,311,331
HEICO Corp.	190,354	60,325,086
Lennox International, Inc.	59,837	29,850,884
MasTec, Inc. *	114,805	24,554,493
Parker-Hannifin Corp.	239,111	206,041,949
Quanta Services, Inc.	278,981	129,692,687
RBC Bearings, Inc. *	58,841	26,182,480
Rocket Lab Corp. *	794,939	33,498,729
Trane Technologies PLC	416,412	175,509,330
TransDigm Group, Inc.	105,487	143,480,253
United Rentals, Inc.	120,430	98,172,127
Vertiv Holdings Co., Class A	714,856	128,481,069
WW Grainger, Inc.	82,417	78,183,239
		2,432,798,889

Commercial & Professional Services 0.2%
CACI International, Inc., Class A *	41,181	25,412,795
Clean Harbors, Inc. *	94,404	21,482,574
Equifax, Inc.	231,773	49,221,632
Paycom Software, Inc.	93,763	15,111,783
Paylocity Holding Corp. *	82,379	12,136,898
		123,365,682

Consumer Discretionary Distribution & Retail 6.2%
Amazon.com, Inc. *	11,821,483	2,757,006,265
AutoZone, Inc. *	31,408	124,197,597
Carvana Co. *	259,264	97,094,368
Coupang, Inc. *	2,525,134	71,107,774
O'Reilly Automotive, Inc. *	1,588,827	161,583,706
Pool Corp.	61,494	14,979,938
Ulta Beauty, Inc. *	85,223	45,920,709
		3,271,890,357

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.2%
Deckers Outdoor Corp. *	277,945	24,467,498
Lululemon Athletica, Inc. *	203,142	37,414,693
NVR, Inc. *	5,447	40,892,209
TopBuild Corp. *	53,328	24,130,920
		126,905,320

Consumer Services 2.0%
Airbnb, Inc., Class A *	803,231	93,969,995
Booking Holdings, Inc.	60,738	298,508,441
Carnival Corp. *	2,032,697	52,402,929
Cava Group, Inc. *	191,096	9,342,683
Churchill Downs, Inc.	122,825	13,398,979
Domino's Pizza, Inc.	58,475	24,537,864
DoorDash, Inc., Class A *	694,348	137,737,813
DraftKings, Inc., Class A *	929,730	30,829,847
Duolingo, Inc. *	74,434	14,247,412
Flutter Entertainment PLC *	330,675	69,048,247
Hilton Worldwide Holdings, Inc.	440,447	125,540,608
Marriott International, Inc., Class A	421,863	128,579,624
Texas Roadhouse, Inc.	124,579	21,832,470
Wingstop, Inc.	52,763	13,967,949
		1,033,944,861

Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc.	69,582	39,693,748
Costco Wholesale Corp.	830,234	758,493,480
Performance Food Group Co. *	293,090	28,450,246
		826,637,474

Energy 0.6%
Baker Hughes Co.	1,845,058	92,621,912
Phillips 66	756,613	103,625,716
Targa Resources Corp.	402,851	70,623,809
Texas Pacific Land Corp.	36,383	31,445,463
		298,316,900

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	183,161	137,977,013
SBA Communications Corp.	201,053	39,058,566
Sun Communities, Inc.	220,326	28,386,802
		205,422,381

Financial Services 6.9%
Affirm Holdings, Inc., Class A *	527,711	37,441,095
Apollo Global Management, Inc.	861,263	113,557,527
Blackrock, Inc.	269,466	282,211,742
Block, Inc. *	1,028,597	68,710,280
Coinbase Global, Inc., Class A *	423,733	115,602,837
FactSet Research Systems, Inc.	70,806	19,632,380
Interactive Brokers Group, Inc., Class A	833,346	54,184,157
KKR & Co., Inc.	1,284,027	157,049,342
LPL Financial Holdings, Inc.	149,766	53,322,687
Mastercard, Inc., Class A	1,544,626	850,362,952

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	288,748	141,711,743
MSCI, Inc.	144,871	81,666,680
Robinhood Markets, Inc., Class A *	1,448,570	186,126,759
S&P Global, Inc.	584,716	291,673,882
SoFi Technologies, Inc. *	2,241,204	66,608,583
Toast, Inc., Class A *	871,627	29,800,927
Tradeweb Markets, Inc., Class A	218,083	23,740,515
Visa, Inc., Class A	3,179,245	1,063,266,698
		3,636,670,786

Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	295,152	12,083,523
Constellation Brands, Inc., Class A	267,338	36,459,556
		48,543,079

Health Care Equipment & Services 3.0%
Chemed Corp.	26,753	11,749,650
Dexcom, Inc. *	734,005	46,587,297
Humana, Inc.	224,940	55,283,504
IDEXX Laboratories, Inc. *	149,744	112,739,263
Insulet Corp. *	131,758	43,109,900
Intuitive Surgical, Inc. *	670,980	384,793,610
McKesson Corp.	232,721	205,055,128
Penumbra, Inc. *	73,035	21,411,671
ResMed, Inc.	274,082	70,118,398
UnitedHealth Group, Inc.	1,695,257	559,044,901
Veeva Systems, Inc., Class A *	281,221	67,574,594
		1,577,467,916

Insurance 0.6%
Kinsale Capital Group, Inc.	41,453	15,955,260
Markel Group, Inc. *	23,673	49,250,256
Progressive Corp.	1,097,150	251,016,948
		316,222,464

Materials 1.3%
Linde PLC	878,056	360,283,938
Martin Marietta Materials, Inc.	112,868	70,343,852
Sherwin-Williams Co.	433,970	149,151,149
Vulcan Materials Co.	247,299	73,507,155
		653,286,094

Media & Entertainment 14.3%
Alphabet, Inc., Class A	7,088,798	2,269,691,344
Alphabet, Inc., Class C	5,689,803	1,821,419,736
Liberty Broadband Corp., Class C *	251,765	11,654,202
Liberty Media Corp.-Liberty Formula One, Class C *	460,095	44,159,918
Live Nation Entertainment, Inc. *	299,038	39,308,545
Meta Platforms, Inc., Class A	2,980,370	1,931,130,742
Netflix, Inc. *	7,956,100	855,917,238
Pinterest, Inc., Class A *	1,122,253	29,313,248
Reddit, Inc., Class A *	234,296	50,718,055
Take-Two Interactive Software, Inc. *	326,933	80,448,403
TKO Group Holdings, Inc.	131,559	25,507,975
Trade Desk, Inc., Class A *	838,331	33,164,374
Walt Disney Co.	3,366,020	351,648,110
		7,544,081,890

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Alnylam Pharmaceuticals, Inc. *	245,458	110,758,013
Danaher Corp.	1,192,922	270,530,851
Eli Lilly & Co.	1,488,149	1,600,459,605
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	355,155	35,973,650
Insmed, Inc. *	395,637	82,201,500
IQVIA Holdings, Inc. *	318,219	73,193,552
Medpace Holdings, Inc. *	41,535	24,607,826
Mettler-Toledo International, Inc. *	38,556	56,936,416
Moderna, Inc. *	648,590	16,850,368
Natera, Inc. *	256,667	61,294,646
Neurocrine Biosciences, Inc. *	185,722	28,259,460
Regeneron Pharmaceuticals, Inc.	190,668	148,757,267
Repligen Corp. *	99,048	16,939,189
Roivant Sciences Ltd. *	805,788	16,768,448
Tempus AI, Inc. *	183,358	14,289,089
Thermo Fisher Scientific, Inc.	706,829	417,615,778
Vertex Pharmaceuticals, Inc. *	479,891	208,085,537
Waters Corp. *	111,408	44,944,216
West Pharmaceutical Services, Inc.	134,593	37,315,909
		3,265,781,320

Semiconductors & Semiconductor Equipment 18.1%
Advanced Micro Devices, Inc. *	3,039,363	661,152,633
Astera Labs, Inc. *	242,825	38,261,935
Broadcom, Inc.	7,800,795	3,143,408,353
Credo Technology Group Holding Ltd. *	284,565	50,538,744
KLA Corp.	247,491	290,918,246
Monolithic Power Systems, Inc.	90,368	83,876,867
NVIDIA Corp.	29,736,753	5,263,405,281
Universal Display Corp.	81,493	9,691,963
		9,541,254,022

Software & Services 17.1%
Adobe, Inc. *	794,180	254,240,843
AppLovin Corp., Class A *	507,578	304,282,859
Atlassian Corp., Class A *	311,114	46,517,765
Autodesk, Inc. *	400,583	121,512,847
Cadence Design Systems, Inc. *	511,804	159,600,959
Circle Internet Group, Inc. *	98,085	7,839,934
Cloudflare, Inc., Class A *	587,503	117,623,976
Crowdstrike Holdings, Inc., Class A *	467,596	238,081,179
Datadog, Inc., Class A *	606,622	97,065,586
Docusign, Inc. *	378,409	26,242,664
Dynatrace, Inc. *	564,671	25,161,740
Elastic NV *	171,248	12,078,121
Fair Isaac Corp. *	45,255	81,722,837
Fortinet, Inc. *	1,222,350	99,169,256
GoDaddy, Inc., Class A *	259,239	33,146,299
HubSpot, Inc. *	98,262	36,093,598
Intuit, Inc.	522,993	331,619,401
Microsoft Corp.	9,057,831	4,456,543,430
MongoDB, Inc. *	153,377	50,977,914
Okta, Inc. *	313,058	25,147,949
Palantir Technologies, Inc., Class A *	4,259,887	717,577,965
Palo Alto Networks, Inc. *	1,253,617	238,350,200
Procore Technologies, Inc. *	216,610	16,042,137
PTC, Inc. *	224,285	39,346,318
Roper Technologies, Inc.	202,386	90,308,681
Rubrik, Inc., Class A *	249,487	17,294,439
Salesforce, Inc.	1,789,403	412,528,968
ServiceNow, Inc. *	389,971	316,816,340
Snowflake, Inc., Class A *	625,825	157,232,273
Strategy, Inc., Class A *	494,738	87,657,679
Synopsys, Inc. *	346,921	145,016,447
Tyler Technologies, Inc. *	82,064	38,538,896
Workday, Inc., Class A *	404,282	87,171,285

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Communications, Inc., Class A *	487,342	41,404,576
Zscaler, Inc. *	188,091	47,304,887
		8,977,260,248

Technology Hardware & Equipment 10.5%
Apple, Inc.	18,085,806	5,043,227,003
Arista Networks, Inc. *	1,935,207	252,892,851
Coherent Corp. *	294,711	48,409,229
Super Micro Computer, Inc. *	938,942	31,783,187
TE Connectivity PLC	553,082	125,079,494
Teledyne Technologies, Inc. *	88,755	44,334,897
		5,545,726,661

Telecommunication Services 0.4%
T-Mobile U.S., Inc.	908,075	189,796,756

Transportation 0.7%
American Airlines Group, Inc. *	1,235,866	17,363,917
Saia, Inc. *	49,840	14,032,951
Uber Technologies, Inc. *	3,903,098	341,677,199
		373,074,067

Utilities 0.5%
Constellation Energy Corp.	585,600	213,369,216
Oklo, Inc. *	218,393	19,956,752
Talen Energy Corp. *	85,533	33,723,096
		267,049,064
Total Common Stocks (Cost $29,277,848,701)		52,550,105,315

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (a)	40,777,050	40,777,050
Total Short-Term Investments (Cost $40,777,050)		40,777,050
Total Investments in Securities (Cost $29,318,625,751)		52,590,882,365

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 12/19/25	110	56,060,400	471,935
S&P 500 Index, e-mini, expires 12/19/25	8	2,743,800	22,967
			494,902

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$52,550,105,315	$—	$—	$52,550,105,315
Short-Term Investments[1]	40,777,050	—	—	40,777,050
Futures Contracts[2]	494,902	—	—	494,902
Total	$52,591,377,267	$—	$—	$52,591,377,267

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	112,347	8,712,510
Autoliv, Inc.	36,362	4,290,352
BorgWarner, Inc.	111,627	4,806,659
Ford Motor Co.	2,016,438	26,778,297
General Motors Co.	491,808	36,157,724
Rivian Automotive, Inc., Class A *	412,135	6,948,596
		87,694,138

Banks 7.8%
Bank of America Corp.	3,517,549	188,716,504
BOK Financial Corp.	11,474	1,292,202
Citigroup, Inc.	950,367	98,458,021
Citizens Financial Group, Inc.	222,684	12,047,204
Comerica, Inc.	66,215	5,322,362
Commerce Bancshares, Inc.	63,909	3,445,334
Cullen/Frost Bankers, Inc.	33,135	4,099,462
East West Bancorp, Inc.	71,094	7,585,730
Fifth Third Bancorp	341,824	14,855,671
First Horizon Corp.	261,928	5,851,472
Huntington Bancshares, Inc.	809,912	13,201,566
JPMorgan Chase & Co.	1,419,389	444,382,308
KeyCorp	480,858	8,838,170
M&T Bank Corp.	80,674	15,345,808
PNC Financial Services Group, Inc.	203,271	38,767,845
Regions Financial Corp.	461,027	11,733,137
Truist Financial Corp.	665,565	30,948,772
U.S. Bancorp	803,360	39,404,808
Webster Financial Corp.	85,577	5,100,389
Wells Fargo & Co.	1,653,598	141,961,388
Western Alliance Bancorp	53,320	4,347,180
Zions Bancorp NA	76,020	4,046,545
		1,099,751,878

Capital Goods 9.9%
3M Co.	275,131	47,336,289
A.O. Smith Corp.	58,949	3,889,455
Acuity, Inc.	15,580	5,708,824
AECOM	68,383	7,052,339
AeroVironment, Inc. *	16,335	4,564,979
AGCO Corp.	31,929	3,383,197
Allegion PLC	44,272	7,350,480
AMETEK, Inc.	119,106	23,569,886
API Group Corp. *	191,235	7,565,257
Bloom Energy Corp., Class A *	111,100	12,136,564
Boeing Co. *	390,294	73,765,566
BWX Technologies, Inc.	47,085	8,422,565
Carrier Global Corp.	412,653	22,646,397
Caterpillar, Inc.	241,815	139,227,404
CNH Industrial NV	459,217	4,330,416
Crane Co.	25,176	4,613,502
Cummins, Inc.	71,124	35,418,329
Deere & Co.	130,070	60,416,214
Donaldson Co., Inc.	60,119	5,404,698
SECURITY	NUMBER OF SHARES	VALUE ($)
Dover Corp.	70,786	13,115,230
Eaton Corp. PLC	201,047	69,540,147
Emerson Electric Co.	290,500	38,746,890
Fastenal Co.	591,918	23,913,487
Ferguson Enterprises, Inc.	101,905	25,646,431
Fortive Corp.	174,648	9,340,175
Fortune Brands Innovations, Inc.	61,880	3,194,864
General Dynamics Corp.	130,389	44,544,794
Graco, Inc.	85,584	7,055,545
Honeywell International, Inc.	327,720	62,984,507
Howmet Aerospace, Inc.	207,962	42,546,946
Hubbell, Inc.	27,334	11,792,708
Huntington Ingalls Industries, Inc.	20,253	6,351,746
IDEX Corp.	38,860	6,758,920
Illinois Tool Works, Inc.	136,956	34,140,392
Ingersoll Rand, Inc.	186,769	15,005,021
ITT, Inc.	40,238	7,410,230
Johnson Controls International PLC	337,778	39,286,959
Kratos Defense & Security Solutions, Inc. *	87,172	6,633,789
L3Harris Technologies, Inc.	96,690	26,946,536
Leonardo DRS, Inc.	39,840	1,361,333
Lincoln Electric Holdings, Inc.	28,371	6,792,869
Lockheed Martin Corp.	106,097	48,577,572
Masco Corp.	108,087	7,011,604
Middleby Corp. *	23,996	2,836,327
Nordson Corp.	27,594	6,557,990
Northrop Grumman Corp.	69,431	39,731,890
nVent Electric PLC	83,052	8,908,988
Otis Worldwide Corp.	202,598	18,000,832
Owens Corning	43,105	4,881,210
PACCAR, Inc.	270,765	28,544,046
Pentair PLC	84,549	8,897,937
QXO, Inc. *	250,421	4,690,385
Regal Rexnord Corp.	34,185	4,990,668
Rockwell Automation, Inc.	58,013	22,965,026
RTX Corp.	690,937	120,851,791
Snap-on, Inc.	26,838	9,126,262
StandardAero, Inc. *	72,491	1,893,465
Stanley Black & Decker, Inc.	79,865	5,711,945
Textron, Inc.	91,972	7,648,391
Toro Co.	50,892	3,549,208
Trex Co., Inc. *	55,219	1,931,561
Watsco, Inc.	17,910	6,204,024
WESCO International, Inc.	25,039	6,695,679
Westinghouse Air Brake Technologies Corp.	88,243	18,403,078
Woodward, Inc.	30,940	9,282,928
Xylem, Inc.	125,640	17,673,779
		1,395,478,466

Commercial & Professional Services 2.2%
Automatic Data Processing, Inc.	209,049	53,370,210
Booz Allen Hamilton Holding Corp., Class A	63,566	5,305,218
Broadridge Financial Solutions, Inc.	60,514	13,802,638
Cintas Corp.	176,845	32,896,707
Copart, Inc. *	459,130	17,896,887
Dayforce, Inc. *	82,358	5,690,938
Genpact Ltd.	83,665	3,686,280

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	61,691	8,316,564
KBR, Inc.	66,374	2,735,936
Leidos Holdings, Inc.	66,145	12,640,310
Parsons Corp. *	27,454	2,324,805
Paychex, Inc.	167,252	18,680,376
RB Global, Inc.	95,878	9,415,220
Republic Services, Inc.	104,581	22,700,352
Rollins, Inc.	151,384	9,307,088
SS&C Technologies Holdings, Inc.	108,429	9,318,388
Tetra Tech, Inc.	135,656	4,712,689
TransUnion	100,546	8,551,437
Veralto Corp.	128,186	12,974,987
Verisk Analytics, Inc.	72,113	16,230,473
Waste Management, Inc.	191,303	41,679,185
		312,236,688

Consumer Discretionary Distribution & Retail 3.4%
Bath & Body Works, Inc.	109,164	1,900,545
Best Buy Co., Inc.	101,377	8,037,169
Burlington Stores, Inc. *	32,119	8,101,375
CarMax, Inc. *	77,468	2,994,913
Dick's Sporting Goods, Inc.	34,424	7,110,966
eBay, Inc.	235,706	19,514,100
Etsy, Inc. *	51,131	2,772,323
Floor & Decor Holdings, Inc., Class A *	55,478	3,529,510
GameStop Corp., Class A *	212,493	4,787,467
Genuine Parts Co.	71,749	9,356,070
Home Depot, Inc.	513,550	183,296,266
Lithia Motors, Inc.	13,174	4,200,398
LKQ Corp.	132,691	3,939,596
Lowe's Cos., Inc.	289,374	70,167,407
Murphy USA, Inc.	9,125	3,513,764
Penske Automotive Group, Inc.	9,553	1,544,911
Ross Stores, Inc.	169,022	29,808,720
TJX Cos., Inc.	575,873	87,486,626
Tractor Supply Co.	273,684	14,992,410
Williams-Sonoma, Inc.	63,440	11,419,834
		478,474,370

Consumer Durables & Apparel 1.1%
DR Horton, Inc.	142,946	22,729,843
Garmin Ltd.	84,334	16,472,117
Hasbro, Inc.	68,775	5,680,815
Lennar Corp., Class A	118,044	15,499,177
Mohawk Industries, Inc. *	26,815	3,107,859
NIKE, Inc., Class B	613,839	39,672,415
PulteGroup, Inc.	101,853	12,954,683
Ralph Lauren Corp.	19,962	7,332,641
Somnigroup International, Inc.	108,314	9,912,897
Tapestry, Inc.	107,456	11,742,792
Toll Brothers, Inc.	50,639	7,080,851
		152,186,090

Consumer Services 2.2%
ADT, Inc.	264,862	2,185,111
Aramark	135,701	5,044,006
Chipotle Mexican Grill, Inc. *	691,380	23,866,438
Darden Restaurants, Inc.	60,399	10,846,452
Expedia Group, Inc.	60,998	15,596,579
Las Vegas Sands Corp.	159,424	10,866,340
McDonald's Corp.	368,339	114,855,467
MGM Resorts International *	105,270	3,714,978
Norwegian Cruise Line Holdings Ltd. *	233,271	4,306,183
Royal Caribbean Cruises Ltd.	130,315	34,696,369
SECURITY	NUMBER OF SHARES	VALUE ($)
Service Corp. International	72,371	5,748,429
Starbucks Corp.	587,145	51,146,201
Wyndham Hotels & Resorts, Inc.	39,401	2,884,153
Wynn Resorts Ltd.	43,522	5,600,411
Yum! Brands, Inc.	143,216	21,942,123
		313,299,240

Consumer Staples Distribution & Retail 2.6%
Albertsons Cos., Inc., Class A	208,012	3,812,860
BJ's Wholesale Club Holdings, Inc. *	68,179	6,083,612
Dollar General Corp.	113,540	12,431,495
Dollar Tree, Inc. *	100,185	11,101,500
Kroger Co.	313,767	21,110,244
Maplebear, Inc. *	95,105	3,995,361
Sprouts Farmers Market, Inc. *	50,440	4,227,376
Sysco Corp.	246,433	18,778,195
Target Corp.	234,386	21,240,059
U.S. Foods Holding Corp. *	116,269	9,146,882
Walmart, Inc.	2,265,694	250,381,844
		362,309,428

Energy 5.9%
Antero Resources Corp. *	151,503	5,519,254
APA Corp.	184,716	4,612,359
Cheniere Energy, Inc.	113,559	23,672,509
Chevron Corp.	993,441	150,138,738
ConocoPhillips	644,681	57,176,758
Coterra Energy, Inc.	394,189	10,580,033
Devon Energy Corp.	327,737	12,145,933
Diamondback Energy, Inc.	97,152	14,824,424
DT Midstream, Inc.	52,435	6,368,755
EOG Resources, Inc.	282,052	30,419,308
EQT Corp.	322,220	19,610,309
Expand Energy Corp.	122,848	14,978,857
Exxon Mobil Corp.	2,200,655	255,099,928
Halliburton Co.	439,988	11,536,485
HF Sinclair Corp.	82,007	4,338,990
Kinder Morgan, Inc.	1,008,195	27,543,887
Marathon Petroleum Corp.	157,042	30,423,747
Occidental Petroleum Corp.	371,236	15,591,912
ONEOK, Inc.	324,629	23,639,484
Ovintiv, Inc.	132,649	5,433,303
Permian Resources Corp.	359,597	5,210,561
Range Resources Corp.	122,958	4,855,611
SLB Ltd.	769,420	27,883,781
TechnipFMC PLC	212,266	9,607,159
Valero Energy Corp.	160,329	28,339,754
Williams Cos., Inc.	630,363	38,408,018
		837,959,857

Equity Real Estate Investment Trusts (REITs) 3.8%
Alexandria Real Estate Equities, Inc.	80,302	4,309,808
American Homes 4 Rent, Class A	168,144	5,400,785
American Tower Corp.	241,566	43,788,669
AvalonBay Communities, Inc.	73,379	13,350,575
BXP, Inc.	75,895	5,491,762
Camden Property Trust	55,032	5,852,103
Crown Castle, Inc.	224,629	20,504,135
CubeSmart	117,533	4,375,754
Digital Realty Trust, Inc.	165,686	26,529,642
EastGroup Properties, Inc.	27,343	4,954,005
Equity LifeStyle Properties, Inc.	99,997	6,286,811
Equity Residential	179,448	11,080,914
Essex Property Trust, Inc.	33,199	8,751,920
Extra Space Storage, Inc.	109,477	14,579,052
Federal Realty Investment Trust	40,432	3,991,851

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	146,113	6,360,299
Healthpeak Properties, Inc.	358,612	6,548,255
Host Hotels & Resorts, Inc.	329,844	5,815,150
Invitation Homes, Inc.	291,214	8,212,235
Iron Mountain, Inc.	152,434	13,162,676
Kimco Realty Corp.	349,152	7,213,480
Lamar Advertising Co., Class A	44,668	5,913,597
Lineage, Inc.	29,533	1,057,872
Mid-America Apartment Communities, Inc.	60,442	8,213,463
Millrose Properties, Inc.	4,190	127,628
NNN REIT, Inc.	97,398	4,027,407
Omega Healthcare Investors, Inc.	152,223	6,990,080
Prologis, Inc.	479,062	61,573,839
Public Storage	81,634	22,411,798
Realty Income Corp.	472,624	27,227,869
Regency Centers Corp.	84,259	5,995,871
Rexford Industrial Realty, Inc.	121,697	5,063,812
Simon Property Group, Inc.	168,610	31,415,415
UDR, Inc.	155,554	5,665,277
Ventas, Inc.	234,587	18,914,750
VICI Properties, Inc.	550,765	15,873,047
Welltower, Inc.	345,240	71,885,873
Weyerhaeuser Co.	372,603	8,275,513
WP Carey, Inc.	112,966	7,610,520
		534,803,512

Financial Services 10.7%
AGNC Investment Corp.	537,469	5,638,050
Ally Financial, Inc.	144,635	5,973,425
American Express Co.	280,173	102,338,792
Ameriprise Financial, Inc.	48,626	22,160,813
Annaly Capital Management, Inc.	331,561	7,559,591
ARES Management Corp., Class A	105,964	16,620,453
Bank of New York Mellon Corp.	364,038	40,808,660
Berkshire Hathaway, Inc., Class B *	946,562	486,353,021
Blackstone, Inc.	380,454	55,706,075
Blue Owl Capital, Inc.	319,282	4,789,230
Capital One Financial Corp.	330,135	72,322,674
Carlyle Group, Inc.	134,682	7,344,209
Cboe Global Markets, Inc.	53,971	13,933,693
Charles Schwab Corp. (a)	878,237	81,438,917
CME Group, Inc.	186,074	52,372,388
Corebridge Financial, Inc.	144,232	4,329,845
Corpay, Inc. *	36,361	10,755,584
Equitable Holdings, Inc.	154,746	7,225,091
Evercore, Inc., Class A	19,919	6,375,474
Fidelity National Information Services, Inc.	269,730	17,740,142
Fiserv, Inc. *	280,116	17,218,730
Franklin Resources, Inc.	158,184	3,573,377
Global Payments, Inc.	125,293	9,492,198
Goldman Sachs Group, Inc.	156,250	129,068,750
Houlihan Lokey, Inc.	27,964	4,904,886
Intercontinental Exchange, Inc.	295,446	46,473,656
Invesco Ltd.	230,351	5,632,082
Jack Henry & Associates, Inc.	37,468	6,537,417
Jefferies Financial Group, Inc.	85,104	4,898,586
MarketAxess Holdings, Inc.	19,301	3,163,241
Morgan Stanley	626,236	106,247,200
Morningstar, Inc.	12,572	2,701,220
Nasdaq, Inc.	233,882	21,264,551
Northern Trust Corp.	98,780	12,973,765
PayPal Holdings, Inc.	493,389	30,930,556
Raymond James Financial, Inc.	91,626	14,343,134
SEI Investments Co.	48,613	3,930,847
Starwood Property Trust, Inc.	177,726	3,259,495
State Street Corp.	146,481	17,434,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Stifel Financial Corp.	52,704	6,429,888
Synchrony Financial	192,183	14,867,277
T. Rowe Price Group, Inc.	113,421	11,612,042
Voya Financial, Inc.	49,761	3,498,198
		1,502,241,392

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	867,325	51,180,848
Archer-Daniels-Midland Co.	247,753	15,048,517
Brown-Forman Corp., Class B	120,122	3,481,136
Bunge Global SA	72,268	6,942,787
Campbell's Co.	101,393	3,090,459
Coca-Cola Co.	1,999,369	146,193,861
Coca-Cola Consolidated, Inc.	30,918	5,038,088
Conagra Brands, Inc.	247,098	4,410,699
General Mills, Inc.	276,058	13,071,346
Hershey Co.	76,387	14,366,867
Hormel Foods Corp.	150,423	3,491,318
J.M. Smucker Co.	54,974	5,727,191
Kellanova	138,767	11,606,472
Keurig Dr. Pepper, Inc.	701,181	19,562,950
Kraft Heinz Co.	440,139	11,227,946
Lamb Weston Holdings, Inc.	71,867	4,244,465
McCormick & Co., Inc. - Non Voting Shares	130,559	8,810,121
Molson Coors Beverage Co., Class B	87,424	4,066,090
Mondelez International, Inc., Class A	667,895	38,450,715
Monster Beverage Corp. *	368,562	27,638,465
PepsiCo, Inc.	706,709	105,115,897
Philip Morris International, Inc.	803,500	126,535,180
Pilgrim's Pride Corp.	21,754	827,522
Primo Brands Corp.	130,951	2,054,621
Tyson Foods, Inc., Class A	147,487	8,561,621
		640,745,182

Health Care Equipment & Services 5.4%
Abbott Laboratories	898,415	115,805,694
Align Technology, Inc. *	34,718	5,110,142
Baxter International, Inc.	265,054	4,967,112
Becton Dickinson & Co.	148,100	28,734,362
Boston Scientific Corp. *	765,183	77,727,289
Cardinal Health, Inc.	123,107	26,130,692
Cencora, Inc.	100,083	36,923,621
Centene Corp. *	240,829	9,474,213
Cigna Group	137,772	38,201,420
Cooper Cos., Inc. *	102,899	8,018,919
CVS Health Corp.	655,078	52,642,068
DaVita, Inc. *	18,332	2,193,974
Edwards Lifesciences Corp. *	302,818	26,245,236
Elevance Health, Inc.	116,230	39,315,960
Encompass Health Corp.	51,966	6,039,489
GE HealthCare Technologies, Inc.	235,677	18,851,803
HCA Healthcare, Inc.	84,455	42,927,632
Henry Schein, Inc. *	53,127	3,961,680
Hologic, Inc. *	114,903	8,614,278
Labcorp Holdings, Inc.	42,851	11,517,492
Masimo Corp. *	23,786	3,387,840
Medtronic PLC	661,375	69,662,629
Molina Healthcare, Inc. *	27,862	4,130,820
Quest Diagnostics, Inc.	57,789	10,932,523
Solventum Corp. *	75,980	6,478,055
STERIS PLC	50,844	13,538,740
Stryker Corp.	177,681	65,951,634
Tenet Healthcare Corp. *	45,516	9,869,689

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Health Services, Inc., Class B	29,109	7,091,826
Zimmer Biomet Holdings, Inc.	102,216	9,968,104
		764,414,936

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	125,774	10,710,914
Clorox Co.	63,073	6,808,100
Colgate-Palmolive Co.	417,419	33,556,313
Estee Lauder Cos., Inc., Class A	126,792	11,927,323
Kenvue, Inc.	991,243	17,198,066
Kimberly-Clark Corp.	171,115	18,672,069
Procter & Gamble Co.	1,209,100	179,140,256
		278,013,041

Insurance 3.5%
Aflac, Inc.	248,218	27,380,928
Allstate Corp.	136,012	28,967,836
American Financial Group, Inc.	35,643	4,908,754
American International Group, Inc.	285,740	21,761,958
Aon PLC, Class A	111,234	39,367,937
Arch Capital Group Ltd. *	191,944	18,027,380
Arthur J Gallagher & Co.	132,246	32,746,755
Assurant, Inc.	25,968	5,924,859
Brown & Brown, Inc.	151,264	12,166,164
Chubb Ltd.	191,488	56,714,916
Cincinnati Financial Corp.	80,721	13,528,032
CNA Financial Corp.	11,531	539,074
Erie Indemnity Co., Class A	13,073	3,862,941
Everest Group Ltd.	21,616	6,793,693
Fidelity National Financial, Inc.	131,799	7,832,815
Globe Life, Inc.	41,799	5,631,579
Hartford Insurance Group, Inc.	145,161	19,891,412
Loews Corp.	87,843	9,475,624
Marsh & McLennan Cos., Inc.	253,751	46,550,621
MetLife, Inc.	288,197	22,064,362
Old Republic International Corp.	117,952	5,437,587
Principal Financial Group, Inc.	104,566	8,869,288
Prudential Financial, Inc.	181,731	19,672,381
Reinsurance Group of America, Inc.	34,044	6,463,934
RenaissanceRe Holdings Ltd.	24,238	6,330,238
Travelers Cos., Inc.	116,274	34,052,004
Unum Group	80,883	6,144,682
W.R. Berkley Corp.	154,799	12,026,334
Willis Towers Watson PLC	50,359	16,165,239
		499,299,327

Materials 3.1%
Air Products & Chemicals, Inc.	114,996	30,019,706
Albemarle Corp.	60,705	7,891,043
Alcoa Corp.	133,688	5,580,137
Amcor PLC	1,190,650	10,144,338
Amrize Ltd. *	265,594	13,680,747
AptarGroup, Inc.	33,888	4,227,528
Avery Dennison Corp.	40,368	6,958,232
Axalta Coating Systems Ltd. *	111,528	3,360,339
Ball Corp.	140,349	6,951,486
CF Industries Holdings, Inc.	83,563	6,576,408
Corteva, Inc.	350,342	23,637,575
CRH PLC	346,777	41,599,369
Crown Holdings, Inc.	59,361	5,747,926
Dow, Inc.	365,938	8,727,621
DuPont de Nemours, Inc.	215,304	8,562,640
Eastman Chemical Co.	59,231	3,677,060
Ecolab, Inc.	131,737	36,248,753
Freeport-McMoRan, Inc.	741,769	31,881,232
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	132,184	9,184,144
International Paper Co.	272,498	10,758,221
LyondellBasell Industries NV, Class A	132,709	6,501,414
Mosaic Co.	163,896	4,013,813
MP Materials Corp. *	69,487	4,304,720
Newmont Corp.	567,365	51,477,026
Nucor Corp.	118,457	18,892,707
Packaging Corp. of America	46,012	9,389,669
PPG Industries, Inc.	116,534	11,658,061
Reliance, Inc.	27,048	7,555,047
Royal Gold, Inc.	41,568	8,473,221
RPM International, Inc.	66,139	7,093,408
Smurfit WestRock PLC	270,114	9,640,369
Solstice Advanced Materials, Inc. *	81,773	3,898,937
Steel Dynamics, Inc.	71,379	11,979,537
Westlake Corp.	17,116	1,143,520
		431,435,954

Media & Entertainment 1.4%
Charter Communications, Inc., Class A *	48,032	9,612,164
Comcast Corp., Class A	1,901,254	50,744,469
Electronic Arts, Inc.	116,155	23,466,795
Fox Corp., Class A	177,998	11,658,869
Match Group, Inc.	124,245	4,138,601
News Corp., Class A	266,809	6,851,655
Omnicom Group, Inc.	164,911	11,810,926
Paramount Skydance Corp., Class B	159,276	2,551,601
ROBLOX Corp., Class A *	332,809	31,626,839
Roku, Inc. *	67,234	6,507,579
Sirius XM Holdings, Inc.	97,265	2,067,854
Snap, Inc., Class A *	570,975	4,385,088
Warner Bros Discovery, Inc. *	1,277,929	30,670,296
		196,092,736

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	911,873	207,633,482
Agilent Technologies, Inc.	146,556	22,496,346
Amgen, Inc.	277,897	96,002,298
Avantor, Inc. *	351,843	4,127,118
Biogen, Inc. *	75,547	13,756,353
BioMarin Pharmaceutical, Inc. *	99,108	5,543,110
Bio-Rad Laboratories, Inc., Class A *	9,493	3,083,896
Bio-Techne Corp.	80,855	5,215,956
Bristol-Myers Squibb Co.	1,049,998	51,659,902
Charles River Laboratories International, Inc. *	25,316	4,509,792
Elanco Animal Health, Inc. *	256,450	5,967,591
Exelixis, Inc. *	138,989	6,139,144
Gilead Sciences, Inc.	640,771	80,634,623
Illumina, Inc. *	79,351	10,430,689
Incyte Corp. *	84,618	8,839,196
Jazz Pharmaceuticals PLC *	31,265	5,519,210
Johnson & Johnson	1,243,168	257,236,323
Merck & Co., Inc.	1,289,342	135,161,722
Pfizer, Inc.	2,934,847	75,542,962
Revvity, Inc.	59,890	6,253,115
Royalty Pharma PLC, Class A	196,486	7,863,370
Summit Therapeutics, Inc. *(b)	76,718	1,372,485
United Therapeutics Corp. *	23,288	11,317,968
Viatris, Inc.	601,895	6,434,258
Zoetis, Inc.	228,893	29,339,505
		1,062,080,414

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	151,539	24,523,556
CoStar Group, Inc. *	218,819	15,054,747
Jones Lang LaSalle, Inc. *	24,377	7,939,345
Zillow Group, Inc., Class C *	115,197	8,568,353
		56,086,001

Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	256,132	67,962,065
Applied Materials, Inc.	414,233	104,490,274
Entegris, Inc.	78,256	6,036,668
First Solar, Inc. *	55,283	15,087,836
Intel Corp. *	2,259,399	91,641,223
Lam Research Corp.	653,305	101,915,580
Lattice Semiconductor Corp. *	70,656	4,960,758
Marvell Technology, Inc.	445,042	39,786,755
Microchip Technology, Inc.	278,839	14,940,194
Micron Technology, Inc.	577,670	136,607,402
NXP Semiconductors NV	130,250	25,390,935
ON Semiconductor Corp. *	211,151	10,608,226
Qnity Electronics, Inc.	108,058	8,762,423
Qorvo, Inc. *	43,471	3,733,724
QUALCOMM, Inc.	556,773	93,587,973
Skyworks Solutions, Inc.	76,662	5,055,859
Teradyne, Inc.	82,058	14,925,530
Texas Instruments, Inc.	469,288	78,967,092
		824,460,517

Software & Services 3.6%
Accenture PLC, Class A	321,499	80,374,750
Akamai Technologies, Inc. *	73,915	6,616,871
Bentley Systems, Inc., Class B	76,854	3,224,794
Cognizant Technology Solutions Corp., Class A	252,123	19,592,478
CoreWeave, Inc., Class A *	112,813	8,248,887
EPAM Systems, Inc. *	28,752	5,376,624
Gartner, Inc. *	39,098	9,099,668
Gen Digital, Inc.	289,376	7,630,845
Guidewire Software, Inc. *	43,422	9,378,283
International Business Machines Corp.	480,834	148,375,756
Manhattan Associates, Inc. *	31,189	5,503,299
Nutanix, Inc., Class A *	138,347	6,612,987
Oracle Corp.	855,425	172,753,079
SailPoint, Inc. *	37,054	682,535
Twilio, Inc., Class A *	79,199	10,271,318
Unity Software, Inc. *	174,528	7,420,931
VeriSign, Inc.	43,370	10,928,806
		512,091,911

Technology Hardware & Equipment 4.0%
Amphenol Corp., Class A	630,232	88,799,689
Arrow Electronics, Inc. *	26,480	2,860,105
CDW Corp.	67,712	9,765,425
Ciena Corp. *	72,922	14,891,402
Cisco Systems, Inc.	2,044,130	157,275,362
Cognex Corp.	86,699	3,303,232
Corning, Inc.	402,577	33,896,983
Dell Technologies, Inc., Class C	156,380	20,853,273
F5, Inc. *	29,650	7,091,094
Fabrinet *	18,532	8,513,786
Flex Ltd. *	193,828	11,457,173
Hewlett Packard Enterprise Co.	677,884	14,825,323
HP, Inc.	485,079	11,845,629
IonQ, Inc. *	153,434	7,564,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	55,346	11,661,956
Keysight Technologies, Inc. *	88,841	17,586,076
Motorola Solutions, Inc.	85,952	31,774,735
NetApp, Inc.	103,284	11,522,363
Pure Storage, Inc., Class A *	160,252	14,256,018
Seagate Technology Holdings PLC	109,853	30,395,227
TD SYNNEX Corp.	39,592	6,036,988
Trimble, Inc. *	122,815	9,999,597
Ubiquiti, Inc.	2,156	1,257,142
Western Digital Corp.	178,924	29,223,657
Zebra Technologies Corp., Class A *	26,158	6,611,434
		563,267,965

Telecommunication Services 1.4%
AST SpaceMobile, Inc., Class A *	120,817	6,789,915
AT&T, Inc.	3,691,598	96,055,380
GCI Liberty, Inc. *(c)	32	0
Verizon Communications, Inc.	2,176,450	89,473,860
		192,319,155

Transportation 2.2%
CH Robinson Worldwide, Inc.	60,955	9,683,921
CSX Corp.	962,768	34,043,476
Delta Air Lines, Inc.	334,775	21,459,077
Expeditors International of Washington, Inc.	70,050	10,290,345
FedEx Corp.	112,091	30,901,247
JB Hunt Transport Services, Inc.	39,448	6,862,374
Joby Aviation, Inc. *	269,600	3,890,328
Knight-Swift Transportation Holdings, Inc.	83,601	3,828,926
Norfolk Southern Corp.	115,863	33,842,424
Old Dominion Freight Line, Inc.	95,473	12,916,542
Southwest Airlines Co.	271,204	9,440,611
U-Haul Holding Co., Non Voting Shares	56,452	2,715,906
Union Pacific Corp.	306,123	70,968,495
United Airlines Holdings, Inc. *	167,194	17,047,100
United Parcel Service, Inc., Class B	380,042	36,404,223
XPO, Inc. *	60,794	8,636,396
		312,931,391

Utilities 4.7%
AES Corp.	367,706	5,169,946
Alliant Energy Corp.	132,614	9,212,695
Ameren Corp.	139,632	14,849,863
American Electric Power Co., Inc.	276,152	34,179,333
American Water Works Co., Inc.	100,693	13,097,138
Atmos Energy Corp.	82,835	14,609,609
CenterPoint Energy, Inc.	337,254	13,483,415
CMS Energy Corp.	154,655	11,667,173
Consolidated Edison, Inc.	186,150	18,682,014
Dominion Energy, Inc.	440,103	27,625,265
DTE Energy Co.	107,251	14,696,605
Duke Energy Corp.	401,643	49,779,633
Edison International	198,662	11,699,205
Entergy Corp.	230,323	22,461,099
Essential Utilities, Inc.	144,870	5,735,403
Evergy, Inc.	118,889	9,231,731
Eversource Energy	191,642	12,874,510
Exelon Corp.	520,877	24,543,724
FirstEnergy Corp.	268,427	12,809,336
NextEra Energy, Inc.	1,062,988	91,725,235
NiSource, Inc.	243,211	10,732,901
NRG Energy, Inc.	99,836	16,921,204
OGE Energy Corp.	104,092	4,765,332

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PG&E Corp.	1,134,744	18,292,073
Pinnacle West Capital Corp.	61,665	5,602,882
PPL Corp.	382,053	14,097,756
Public Service Enterprise Group, Inc.	257,415	21,499,301
Sempra	336,789	31,900,654
Southern Co.	567,979	51,754,246
Vistra Corp.	164,532	29,428,194
WEC Energy Group, Inc.	166,099	18,614,715
Xcel Energy, Inc.	304,969	25,041,005
		666,783,195
Total Common Stocks (Cost $9,857,786,613)		14,076,456,784

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	11,865,294	11,865,294
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	1,223,706	1,223,706
		13,089,000
Total Short-Term Investments (Cost $13,089,000)		13,089,000
Total Investments in Securities (Cost $9,870,875,613)		14,089,545,784

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/19/25	128	30,555,520	361,341
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	10	3,314,400	94,980
			456,321

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,200,956.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2025:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Financial Services 0.6%
Charles Schwab Corp.	$84,085,416	$5,991,567	($5,939,942 )	$574,676	($3,272,800 )	$81,438,917	878,237	$236,304

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$13,884,137,629	$—	$—	$13,884,137,629
Telecommunication Services	192,319,155	—	0 *	192,319,155
Short-Term Investments [1]	13,089,000	—	—	13,089,000
Futures Contracts [2]	456,321	—	—	456,321
Total	$14,090,002,105	$—	$—	$14,090,002,105

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	186,600	22,016,934
BorgWarner, Inc.	570,981	24,586,442
Gentex Corp.	580,437	13,251,377
Lear Corp.	140,666	15,101,902
Rivian Automotive, Inc., Class A *	2,105,591	35,500,264
Thor Industries, Inc.	140,680	14,858,621
		125,315,540

Banks 4.1%
Bank OZK	279,511	12,863,096
BOK Financial Corp.	58,623	6,602,122
Columbia Banking System, Inc.	789,573	21,886,963
Comerica, Inc.	339,170	27,262,485
Commerce Bancshares, Inc.	327,819	17,672,722
Cullen/Frost Bankers, Inc.	169,899	21,019,904
East West Bancorp, Inc.	363,876	38,825,569
First Financial Bankshares, Inc.	342,790	10,708,760
First Horizon Corp.	1,339,472	29,923,804
Flagstar Bank NA	787,550	9,639,612
Glacier Bancorp, Inc.	339,202	14,348,245
KeyCorp	2,461,707	45,246,175
Old National Bancorp	920,956	20,012,374
Pinnacle Financial Partners, Inc.	203,195	18,628,918
Popular, Inc.	178,518	20,477,800
Prosperity Bancshares, Inc.	251,035	17,248,615
Southstate Bank Corp.	267,193	23,916,445
Synovus Financial Corp.	366,651	17,672,578
UMB Financial Corp.	188,449	20,932,915
Valley National Bancorp	1,272,444	14,404,066
Webster Financial Corp.	438,631	26,142,408
Western Alliance Bancorp	273,327	22,284,350
Wintrust Financial Corp.	176,783	23,692,458
Zions Bancorp NA	389,849	20,751,662
		502,164,046

Capital Goods 16.9%
A.O. Smith Corp.	301,707	19,906,628
AAON, Inc.	178,887	16,722,357
Acuity, Inc.	80,136	29,363,433
Advanced Drainage Systems, Inc.	188,735	28,759,439
AECOM	349,885	36,083,640
AeroVironment, Inc. *	83,968	23,465,697
AGCO Corp.	163,612	17,336,328
Air Lease Corp.	277,517	17,741,662
Allegion PLC	226,635	37,628,209
Allison Transmission Holdings, Inc.	220,866	19,581,980
API Group Corp. *	977,856	38,683,983
Applied Industrial Technologies, Inc.	100,530	26,019,175
Armstrong World Industries, Inc.	114,198	21,667,929
ATI, Inc. *	363,553	36,646,142
Bloom Energy Corp., Class A *	568,448	62,097,259
BWX Technologies, Inc.	241,406	43,182,705
Carlisle Cos., Inc.	112,553	35,799,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	131,675	41,943,754
Chart Industries, Inc. *	116,646	23,789,952
CNH Industrial NV	2,343,942	22,103,373
Core & Main, Inc., Class A *	500,512	24,194,750
Crane Co.	129,180	23,672,235
Curtiss-Wright Corp.	99,488	56,140,084
Donaldson Co., Inc.	307,503	27,644,520
Dycom Industries, Inc. *	76,391	27,617,638
Federal Signal Corp.	160,646	18,313,644
Flowserve Corp.	345,219	24,631,376
Fluor Corp. *	426,947	18,328,835
Fortune Brands Innovations, Inc.	317,394	16,387,052
FTAI Aviation Ltd.	270,910	46,932,448
Generac Holdings, Inc. *	154,847	23,479,451
Graco, Inc.	437,043	36,029,825
Hexcel Corp.	210,341	16,034,294
Huntington Ingalls Industries, Inc.	103,562	32,479,114
IDEX Corp.	198,588	34,540,411
ITT, Inc.	206,058	37,947,641
JBT Marel Corp.	137,330	19,298,985
Kratos Defense & Security Solutions, Inc. *	445,222	33,881,394
Leonardo DRS, Inc.	203,134	6,941,089
Lincoln Electric Holdings, Inc.	145,629	34,867,951
Loar Holdings, Inc. *	93,689	6,413,012
Masco Corp.	552,228	35,823,030
MasTec, Inc. *	161,785	34,602,576
Middleby Corp. *	123,266	14,570,041
Modine Manufacturing Co. *	138,578	22,467,651
Mueller Industries, Inc.	292,065	32,089,182
Nextpower, Inc., Class A *	390,276	35,757,087
Nordson Corp.	141,618	33,656,934
nVent Electric PLC	425,085	45,598,868
Oshkosh Corp.	169,040	21,667,547
Owens Corning	220,745	24,997,164
Pentair PLC	432,957	45,564,395
QXO, Inc. *	1,279,837	23,971,347
RBC Bearings, Inc. *	83,035	36,948,084
Regal Rexnord Corp.	175,236	25,582,704
Sensata Technologies Holding PLC	385,359	12,358,463
Simpson Manufacturing Co., Inc.	109,972	18,407,113
SiteOne Landscape Supply, Inc. *	117,949	15,838,192
Snap-on, Inc.	137,763	46,846,308
SPX Technologies, Inc. *	130,310	28,021,862
StandardAero, Inc. *	369,797	9,659,098
Stanley Black & Decker, Inc.	408,396	29,208,482
Sterling Infrastructure, Inc. *	80,350	27,665,308
Textron, Inc.	470,762	39,148,568
Timken Co.	166,889	13,583,096
Toro Co.	260,618	18,175,499
Trex Co., Inc. *	282,369	9,877,268
UFP Industries, Inc.	154,265	14,345,102
Valmont Industries, Inc.	52,152	21,537,211
Watsco, Inc.	92,084	31,897,898
Watts Water Technologies, Inc., Class A	72,260	19,935,089
WESCO International, Inc.	128,418	34,340,257
WillScot Holdings Corp.	479,237	9,464,931

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Woodward, Inc.	158,391	47,522,052
Zurn Elkay Water Solutions Corp.	393,850	18,786,645
		2,064,214,179

Commercial & Professional Services 2.9%
Amentum Holdings, Inc. *	403,558	11,553,866
Booz Allen Hamilton Holding Corp., Class A	325,239	27,144,447
CACI International, Inc., Class A *	58,012	35,799,205
Clean Harbors, Inc. *	133,042	30,275,037
Dayforce, Inc. *	421,343	29,114,801
ExlService Holdings, Inc. *	426,740	16,954,380
FTI Consulting, Inc. *	83,957	13,697,585
Genpact Ltd.	428,047	18,859,751
KBR, Inc.	340,690	14,043,242
Maximus, Inc.	149,065	12,833,006
MSA Safety, Inc.	96,956	15,639,003
Parsons Corp. *	141,271	11,962,828
Paycom Software, Inc.	132,183	21,303,934
Paylocity Holding Corp. *	118,081	17,396,874
RB Global, Inc.	490,141	48,131,846
Science Applications International Corp.	123,412	10,639,348
Tetra Tech, Inc.	693,647	24,097,297
		359,446,450

Consumer Discretionary Distribution & Retail 3.4%
Abercrombie & Fitch Co., Class A *	125,442	12,277,008
AutoNation, Inc. *	74,751	15,794,139
Bath & Body Works, Inc.	557,124	9,699,529
Burlington Stores, Inc. *	164,557	41,506,212
CarMax, Inc. *	396,886	15,343,613
Chewy, Inc., Class A *	588,618	20,466,248
Dick's Sporting Goods, Inc.	176,631	36,486,666
Etsy, Inc. *	261,862	14,198,158
Five Below, Inc. *	145,428	23,979,623
Floor & Decor Holdings, Inc., Class A *	284,579	18,104,916
GameStop Corp., Class A *	1,086,245	24,473,100
Gap, Inc.	601,666	16,287,098
Lithia Motors, Inc.	67,724	21,593,120
LKQ Corp.	679,301	20,168,447
Murphy USA, Inc.	46,286	17,823,350
Ollie's Bargain Outlet Holdings, Inc. *	162,044	19,949,237
Penske Automotive Group, Inc.	48,707	7,876,896
Pool Corp.	86,765	21,135,954
RH *	40,522	6,385,862
Urban Outfitters, Inc. *	141,605	10,488,682
Valvoline, Inc. *	334,594	10,476,138
Wayfair, Inc., Class A *	276,967	30,687,943
		415,201,939

Consumer Durables & Apparel 3.1%
Crocs, Inc. *	143,822	12,221,994
Hasbro, Inc.	351,489	29,032,991
Installed Building Products, Inc.	60,106	16,109,610
KB Home	179,118	11,522,661
Mattel, Inc. *	851,364	17,980,808
Meritage Homes Corp.	188,195	13,753,291
Mohawk Industries, Inc. *	137,485	15,934,511
Ralph Lauren Corp.	102,095	37,502,556
Somnigroup International, Inc.	554,287	50,728,346
Tapestry, Inc.	549,519	60,051,436
Taylor Morrison Home Corp. *	261,203	16,374,816
Toll Brothers, Inc.	258,989	36,214,432
TopBuild Corp. *	73,798	33,393,595
SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	867,577	15,182,598
Whirlpool Corp. (a)	147,128	11,380,351
		377,383,996

Consumer Services 3.4%
ADT, Inc.	1,356,991	11,195,176
Aramark	693,553	25,779,365
Boyd Gaming Corp.	156,959	13,074,685
Bright Horizons Family Solutions, Inc. *	150,346	15,449,555
Brinker International, Inc. *	117,526	18,074,324
Caesars Entertainment, Inc. *	547,576	12,742,093
Cava Group, Inc. *	262,545	12,835,825
Choice Hotels International, Inc.	54,465	4,970,476
Churchill Downs, Inc.	176,038	19,203,985
Duolingo, Inc. *	104,926	20,083,886
Dutch Bros, Inc., Class A *	335,325	19,653,398
H&R Block, Inc.	353,745	14,899,739
Hyatt Hotels Corp., Class A	111,909	18,396,720
MGM Resorts International *	539,254	19,030,274
Norwegian Cruise Line Holdings Ltd. *	1,192,967	22,022,171
Planet Fitness, Inc., Class A *	221,500	24,801,355
Service Corp. International	369,972	29,386,876
Stride, Inc. *	113,426	7,205,954
Texas Roadhouse, Inc.	175,354	30,730,788
Vail Resorts, Inc.	98,208	13,769,744
Wingstop, Inc.	73,767	19,528,338
Wyndham Hotels & Resorts, Inc.	201,908	14,779,666
Wynn Resorts Ltd.	222,765	28,665,400
		416,279,793

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	1,064,572	19,513,605
BJ's Wholesale Club Holdings, Inc. *	348,349	31,083,181
Casey's General Stores, Inc.	98,174	56,004,340
Maplebear, Inc. *	487,063	20,461,517
Performance Food Group Co. *	413,449	40,133,494
Sprouts Farmers Market, Inc. *	258,104	21,631,696
U.S. Foods Holding Corp. *	594,742	46,788,353
		235,616,186

Energy 2.9%
Antero Midstream Corp.	885,050	15,939,751
Antero Resources Corp. *	774,317	28,208,368
APA Corp.	944,312	23,579,471
Chord Energy Corp.	151,420	14,212,281
DT Midstream, Inc.	268,063	32,558,932
HF Sinclair Corp.	419,766	22,209,819
Matador Resources Co.	309,610	13,127,464
Noble Corp. PLC	330,315	10,114,245
NOV, Inc.	981,340	15,073,382
Ovintiv, Inc.	678,205	27,779,277
Permian Resources Corp.	1,845,250	26,737,672
Range Resources Corp.	628,604	24,823,572
TechnipFMC PLC	1,085,431	49,126,607
Texas Pacific Land Corp.	50,996	44,075,333
Venture Global, Inc., Class A	1,209,297	9,021,356
		356,587,530

Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	291,710	21,942,426
Alexandria Real Estate Equities, Inc.	410,926	22,054,398
American Homes 4 Rent, Class A	859,713	27,613,982
Americold Realty Trust, Inc.	749,634	8,118,536

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	808,050	21,122,427
BXP, Inc.	388,645	28,122,352
Camden Property Trust	281,935	29,980,968
CareTrust REIT, Inc.	581,629	21,828,536
CubeSmart	602,008	22,412,758
EastGroup Properties, Inc.	140,567	25,467,929
Equity LifeStyle Properties, Inc.	511,188	32,138,390
Federal Realty Investment Trust	207,295	20,466,235
First Industrial Realty Trust, Inc.	349,690	20,016,256
Gaming & Leisure Properties, Inc.	746,475	32,494,057
Healthcare Realty Trust, Inc.	928,861	16,933,136
Healthpeak Properties, Inc.	1,836,257	33,530,053
Host Hotels & Resorts, Inc.	1,686,629	29,735,269
Kilroy Realty Corp.	287,971	12,351,076
Kimco Realty Corp.	1,789,094	36,962,682
Lamar Advertising Co., Class A	228,984	30,315,192
Lineage, Inc.	150,575	5,393,597
NNN REIT, Inc.	498,440	20,610,494
Omega Healthcare Investors, Inc.	779,397	35,789,910
Regency Centers Corp.	431,076	30,675,368
Rexford Industrial Realty, Inc.	623,087	25,926,650
STAG Industrial, Inc.	493,058	19,367,318
Terreno Realty Corp.	272,942	17,138,028
UDR, Inc.	795,554	28,974,077
Vornado Realty Trust	426,419	15,700,748
WP Carey, Inc.	578,484	38,972,467
		732,155,315

Financial Services 5.8%
Affiliated Managers Group, Inc.	75,042	20,173,541
AGNC Investment Corp.	2,748,250	28,829,142
Ally Financial, Inc.	738,978	30,519,791
Annaly Capital Management, Inc.	1,695,169	38,649,853
Blue Owl Capital, Inc.	1,632,332	24,484,980
Chime Financial, Inc., Class A *	89,361	1,888,198
Corebridge Financial, Inc.	713,560	21,421,071
Credit Acceptance Corp. *	16,568	7,653,919
Equitable Holdings, Inc.	790,870	36,925,720
Essent Group Ltd.	260,428	16,344,461
Evercore, Inc., Class A	101,855	32,600,730
FactSet Research Systems, Inc.	99,775	27,664,614
Franklin Resources, Inc.	809,103	18,277,637
Houlihan Lokey, Inc.	143,520	25,173,408
Invesco Ltd.	1,176,571	28,767,161
Jack Henry & Associates, Inc.	192,112	33,519,702
Jackson Financial, Inc., Class A	184,038	18,037,564
Janus Henderson Group PLC	329,893	14,419,623
Jefferies Financial Group, Inc.	435,544	25,069,913
Lazard, Inc., Class A	298,194	15,058,797
MarketAxess Holdings, Inc.	98,730	16,180,860
MGIC Investment Corp.	608,972	17,264,356
Morningstar, Inc.	64,495	13,857,396
OneMain Holdings, Inc.	314,000	19,477,420
Rithm Capital Corp.	1,401,435	16,102,488
SEI Investments Co.	248,103	20,061,609
Starwood Property Trust, Inc.	911,854	16,723,402
Stifel Financial Corp.	269,496	32,878,512
TPG, Inc.	327,833	19,368,374
Tradeweb Markets, Inc., Class A	307,186	33,440,268
Voya Financial, Inc.	254,685	17,904,356
WEX, Inc. *	90,620	13,444,383
		702,183,249

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	611,878	17,732,224
Bunge Global SA	370,002	35,546,092
Campbell's Co.	519,945	15,847,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Celsius Holdings, Inc. *	422,467	17,295,799
Coca-Cola Consolidated, Inc.	158,217	25,781,460
Conagra Brands, Inc.	1,264,601	22,573,128
Darling Ingredients, Inc. *	418,230	15,311,400
Ingredion, Inc.	169,574	18,235,988
J.M. Smucker Co.	281,458	29,322,294
Lamb Weston Holdings, Inc.	367,870	21,726,402
Marzetti Co.	53,755	8,973,860
Molson Coors Beverage Co., Class B	447,270	20,802,528
Pilgrim's Pride Corp.	112,624	4,284,217
Post Holdings, Inc. *	126,422	13,151,681
Primo Brands Corp.	668,667	10,491,385
		277,076,382

Health Care Equipment & Services 5.3%
Align Technology, Inc. *	177,966	26,194,816
Baxter International, Inc.	1,355,448	25,401,096
Centene Corp. *	1,232,307	48,478,957
Chemed Corp.	38,435	16,880,268
Cooper Cos., Inc. *	527,050	41,073,006
DaVita, Inc. *	94,171	11,270,385
Doximity, Inc., Class A *	360,235	18,530,488
Encompass Health Corp.	265,742	30,884,535
Ensign Group, Inc.	151,206	28,054,761
Glaukos Corp. *	151,635	16,117,284
Globus Medical, Inc., Class A *	297,251	27,061,731
Guardant Health, Inc. *	328,946	35,664,325
HealthEquity, Inc. *	228,251	24,007,440
Henry Schein, Inc. *	272,216	20,299,147
Hims & Hers Health, Inc. *	545,810	21,701,406
Hologic, Inc. *	587,435	44,040,002
Masimo Corp. *	122,065	17,385,718
Molina Healthcare, Inc. *	143,165	21,225,643
Option Care Health, Inc. *	429,261	13,350,017
Penumbra, Inc. *	102,946	30,180,679
Solventum Corp. *	388,870	33,155,056
Teleflex, Inc.	116,918	13,377,758
Tenet Healthcare Corp. *	233,346	50,598,747
Universal Health Services, Inc., Class B	148,912	36,279,431
		651,212,696

Household & Personal Products 0.5%
BellRing Brands, Inc. *	331,665	10,245,132
Clorox Co.	322,616	34,823,171
Coty, Inc., Class A *	964,379	3,201,738
elf Beauty, Inc. *	156,174	11,895,774
Reynolds Consumer Products, Inc.	144,000	3,597,120
		63,762,935

Insurance 4.1%
American Financial Group, Inc.	182,681	25,158,827
Assurant, Inc.	133,137	30,376,538
Axis Capital Holdings Ltd.	206,426	21,104,994
CNA Financial Corp.	56,990	2,664,283
Everest Group Ltd.	110,661	34,779,646
F&G Annuities & Life, Inc.	56,800	1,835,208
Fidelity National Financial, Inc.	674,712	40,098,134
First American Financial Corp.	268,926	17,684,574
Globe Life, Inc.	213,723	28,794,900
Hanover Insurance Group, Inc.	94,544	17,542,639
Kinsale Capital Group, Inc.	58,442	22,494,326
Lincoln National Corp.	445,692	18,335,769
Loews Corp.	449,181	48,453,154
Old Republic International Corp.	603,205	27,807,750
Primerica, Inc.	85,540	22,011,153

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Reinsurance Group of America, Inc.	174,359	33,105,543
RenaissanceRe Holdings Ltd.	124,153	32,425,039
RLI Corp.	242,710	14,965,499
Ryan Specialty Holdings, Inc.	297,677	17,286,103
Selective Insurance Group, Inc.	160,680	12,623,021
Unum Group	413,349	31,402,124
		500,949,224

Materials 5.8%
Albemarle Corp.	310,898	40,413,631
Alcoa Corp.	683,291	28,520,566
AptarGroup, Inc.	173,976	21,703,506
Avery Dennison Corp.	205,689	35,454,613
Axalta Coating Systems Ltd. *	572,273	17,242,585
Ball Corp.	717,833	35,554,268
Celanese Corp.	288,317	12,008,403
CF Industries Holdings, Inc.	427,228	33,622,844
Cleveland-Cliffs, Inc. *	1,505,221	19,628,082
Coeur Mining, Inc. *	1,695,932	29,288,746
Commercial Metals Co.	295,704	18,860,001
Crown Holdings, Inc.	303,486	29,386,549
Eagle Materials, Inc.	85,757	19,185,556
Eastman Chemical Co.	303,305	18,829,174
FMC Corp.	328,823	4,698,881
Graphic Packaging Holding Co.	783,644	12,679,360
Louisiana-Pacific Corp.	167,651	13,749,059
Mosaic Co.	837,924	20,520,759
MP Materials Corp. *	355,355	22,014,242
NewMarket Corp.	20,586	15,718,029
Packaging Corp. of America	236,020	48,164,601
Reliance, Inc.	138,940	38,808,721
Royal Gold, Inc.	213,365	43,492,322
RPM International, Inc.	338,611	36,316,030
Sealed Air Corp.	388,656	16,692,775
Sonoco Products Co.	259,699	10,951,507
Steel Dynamics, Inc.	365,360	61,318,369
Westlake Corp.	87,840	5,868,590
		710,691,769

Media & Entertainment 2.9%
Liberty Broadband Corp., Class C *	354,757	16,421,702
Liberty Media Corp.-Liberty Live, Class C *	184,366	14,603,631
Match Group, Inc.	635,261	21,160,544
New York Times Co., Class A	427,571	27,578,329
News Corp., Class A	1,364,444	35,038,922
Nexstar Media Group, Inc.	75,351	14,477,941
Omnicom Group, Inc.	844,304	60,469,052
Paramount Skydance Corp., Class B	816,433	13,079,257
Pinterest, Inc., Class A *	1,582,961	41,346,941
Roku, Inc. *	343,559	33,253,076
Sirius XM Holdings, Inc.	496,430	10,554,102
Snap, Inc., Class A *	2,917,050	22,402,944
TKO Group Holdings, Inc.	182,001	35,288,174
Trump Media & Technology Group Corp. *	422,976	4,881,143
		350,555,758

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Alkermes PLC *	436,578	12,913,977
Avantor, Inc. *	1,799,901	21,112,839
BioMarin Pharmaceutical, Inc. *	506,597	28,333,970
Bio-Rad Laboratories, Inc., Class A *	48,146	15,640,710
Bio-Techne Corp.	413,789	26,693,528
Bridgebio Pharma, Inc. *	443,818	31,959,334
Bruker Corp.	292,915	14,297,181
SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	130,014	23,160,694
Corcept Therapeutics, Inc. *	247,680	19,665,792
CRISPR Therapeutics AG *	240,635	12,866,753
Cytokinetics, Inc. *	315,982	21,527,854
Elanco Animal Health, Inc. *	1,310,492	30,495,149
Exact Sciences Corp. *	499,926	50,637,504
Exelixis, Inc. *	710,100	31,365,117
Halozyme Therapeutics, Inc. *	308,863	22,052,818
Incyte Corp. *	433,221	45,254,266
Ionis Pharmaceuticals, Inc. *	420,494	34,787,469
Jazz Pharmaceuticals PLC *	160,137	28,268,985
Madrigal Pharmaceuticals, Inc. *	48,209	28,779,809
Medpace Holdings, Inc. *	58,545	34,685,571
Moderna, Inc. *	913,885	23,742,732
Neurocrine Biosciences, Inc. *	262,019	39,868,811
Repligen Corp. *	139,620	23,877,812
Revolution Medicines, Inc. *	463,610	36,050,314
Revvity, Inc.	306,263	31,976,920
Roivant Sciences Ltd. *	1,135,463	23,628,985
Royalty Pharma PLC, Class A	1,004,899	40,216,058
Sotera Health Co. *	545,984	9,543,800
Summit Therapeutics, Inc. *(a)	391,061	6,996,081
Tempus AI, Inc. *	262,892	20,487,174
United Therapeutics Corp. *	119,412	58,034,232
Vaxcyte, Inc. *	308,825	15,320,808
Viatris, Inc.	3,075,156	32,873,418
		897,116,465

Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc. *	125,165	40,764,989
Zillow Group, Inc., Class C *	591,166	43,970,927
		84,735,916

Semiconductors & Semiconductor Equipment 2.1%
Allegro MicroSystems, Inc. *	326,334	8,709,854
Amkor Technology, Inc.	299,311	10,891,927
Cirrus Logic, Inc. *	135,701	16,330,258
Entegris, Inc.	399,867	30,845,740
Lattice Semiconductor Corp. *	361,326	25,368,699
MACOM Technology Solutions Holdings, Inc. *	169,030	29,578,560
MKS, Inc.	177,269	27,723,099
Onto Innovation, Inc. *	129,550	18,546,378
Qorvo, Inc. *	222,689	19,126,758
Rambus, Inc. *	283,903	27,132,610
Skyworks Solutions, Inc.	391,620	25,827,339
Universal Display Corp.	116,934	13,906,961
		253,988,183

Software & Services 5.8%
Akamai Technologies, Inc. *	378,202	33,856,643
Aurora Innovation, Inc. *	3,029,074	12,691,820
Bentley Systems, Inc., Class B	393,524	16,512,267
Bill Holdings, Inc. *	241,456	12,109,018
BitMine Immersion Technologies, Inc. *	458,274	15,178,035
CCC Intelligent Solutions Holdings, Inc. *	1,560,483	11,625,598
Commvault Systems, Inc. *	117,569	14,519,772
Confluent, Inc., Class A *	771,032	17,155,462
Docusign, Inc. *	533,866	37,023,607
Dolby Laboratories, Inc., Class A	161,121	10,867,611
Dropbox, Inc., Class A *	489,158	14,616,041
Dynatrace, Inc. *	796,591	35,496,095
Elastic NV *	245,129	17,288,948

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	146,961	27,481,707
Guidewire Software, Inc. *	222,350	48,023,153
InterDigital, Inc.	68,123	24,371,003
Kyndryl Holdings, Inc. *	610,997	15,782,053
Manhattan Associates, Inc. *	159,590	28,159,656
Nutanix, Inc., Class A *	708,069	33,845,698
Okta, Inc. *	441,648	35,477,584
Pegasystems, Inc.	244,395	13,385,514
Procore Technologies, Inc. *	305,257	22,607,333
Qualys, Inc. *	95,096	13,394,272
Rubrik, Inc., Class A *	351,472	24,364,039
SailPoint, Inc. *	190,487	3,508,771
Samsara, Inc., Class A *	790,632	30,067,735
SentinelOne, Inc., Class A *	841,863	13,646,599
ServiceTitan, Inc., Class A *	144,507	12,913,146
SPS Commerce, Inc. *	99,807	8,315,919
Twilio, Inc., Class A *	405,187	52,548,702
UiPath, Inc., Class A *	1,124,452	15,584,905
Unity Software, Inc. *	893,087	37,974,059
		710,392,765

Technology Hardware & Equipment 4.9%
Arrow Electronics, Inc. *	136,211	14,712,150
Ciena Corp. *	373,208	76,212,806
Cognex Corp.	443,604	16,901,312
Coherent Corp. *	410,422	67,415,918
F5, Inc. *	151,545	36,243,502
Fabrinet *	94,522	43,424,352
Flex Ltd. *	991,033	58,579,961
IonQ, Inc. *	782,961	38,599,977
Littelfuse, Inc.	65,491	16,767,006
Lumentum Holdings, Inc. *	184,354	59,944,547
Novanta, Inc. *	94,750	10,769,285
Sandisk Corp. *	364,412	81,365,911
TD SYNNEX Corp.	202,388	30,860,122
Trimble, Inc. *	628,444	51,167,911
		602,964,760

Telecommunication Services 0.5%
AST SpaceMobile, Inc., Class A *	618,282	34,747,448
Frontier Communications Parent, Inc. *	660,552	25,048,132
GCI Liberty, Inc. *(b)	1,240	0
		59,795,580

Transportation 2.7%
Alaska Air Group, Inc. *	303,679	13,015,682
American Airlines Group, Inc. *	1,741,704	24,470,941
CH Robinson Worldwide, Inc.	311,868	49,546,469
GXO Logistics, Inc. *	302,597	15,353,772
JB Hunt Transport Services, Inc.	201,748	35,096,082
Joby Aviation, Inc. *	1,378,256	19,888,234
Kirby Corp. *	147,442	16,737,616
Knight-Swift Transportation Holdings, Inc.	428,679	19,633,498
Landstar System, Inc.	91,236	11,937,318
Lyft, Inc., Class A *	1,049,982	22,081,122
Ryder System, Inc.	107,759	18,664,937
Saia, Inc. *	70,413	19,825,484
U-Haul Holding Co., Non Voting Shares	290,311	13,966,862
XPO, Inc. *	311,070	44,190,604
		324,408,621

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.5%
AES Corp.	1,878,760	26,415,366
Alliant Energy Corp.	678,642	47,145,260
Black Hills Corp.	192,626	14,213,872
Essential Utilities, Inc.	739,962	29,295,096
Evergy, Inc.	607,831	47,198,077
IDACORP, Inc.	142,745	18,810,936
National Fuel Gas Co.	238,665	19,677,929
NiSource, Inc.	1,243,298	54,866,741
OGE Energy Corp.	531,524	24,333,169
Oklo, Inc. *	307,637	28,111,869
Pinnacle West Capital Corp.	315,141	28,633,711
Portland General Electric Co.	289,636	14,719,301
Talen Energy Corp. *	120,610	47,552,905
UGI Corp.	567,594	22,448,343
		423,422,575
Total Common Stocks (Cost $9,712,399,157)		12,197,621,852

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	6,848,973	6,848,973
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(d)	15,518,404	15,518,404
		22,367,377
Total Short-Term Investments (Cost $22,367,377)		22,367,377
Total Investments in Securities (Cost $9,734,766,534)		12,219,989,229

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	50	16,572,000	693,442

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,049,690.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,137,826,272	$—	$—	$12,137,826,272
Telecommunication Services	59,795,580	—	0 *	59,795,580
Short-Term Investments[1]	22,367,377	—	—	22,367,377
Futures Contracts[2]	693,442	—	—	693,442
Total	$12,220,682,671	$—	$—	$12,220,682,671

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	390,056	7,590,490
American Axle & Manufacturing Holdings, Inc. *	568,637	3,735,945
Dana, Inc.	629,962	14,117,448
Dorman Products, Inc. *	133,573	17,667,701
Fox Factory Holding Corp. *	200,432	2,964,389
Garrett Motion, Inc.	658,888	10,891,419
Gentex Corp.	1,055,476	24,096,517
Gentherm, Inc. *	146,641	5,230,684
Goodyear Tire & Rubber Co. *	1,373,569	11,895,108
Harley-Davidson, Inc.	583,782	14,296,821
Holley, Inc. *	270,100	1,150,626
LCI Industries	116,488	13,241,191
Lear Corp.	256,293	27,515,617
Livewire Group, Inc. *(a)	105,324	448,680
Luminar Technologies, Inc. *(a)	301,865	273,580
Mobileye Global, Inc., Class A *	769,323	9,093,398
Patrick Industries, Inc.	159,989	17,314,010
Phinia, Inc.	187,141	10,122,457
QuantumScape Corp. *	2,092,367	25,568,725
Solid Power, Inc. *	807,847	4,200,804
Standard Motor Products, Inc.	100,449	3,770,855
Stoneridge, Inc. *	134,543	768,241
Thor Industries, Inc.	255,610	26,997,528
Visteon Corp.	131,364	13,563,333
Winnebago Industries, Inc.	134,274	4,859,376
XPEL, Inc. *	120,728	5,611,437
		276,986,380

Banks 8.1%
1st Source Corp.	88,644	5,534,931
Amalgamated Financial Corp.	102,958	3,021,817
Amerant Bancorp, Inc.	188,721	3,549,842
Ameris Bancorp	308,689	23,386,279
Arrow Financial Corp.	69,066	2,082,340
Associated Banc-Corp.	787,905	20,714,022
Atlantic Union Bankshares Corp.	685,717	23,197,806
Axos Financial, Inc. *	271,277	22,293,544
Banc of California, Inc.	628,976	11,598,317
BancFirst Corp.	99,291	11,005,414
Bancorp, Inc. *	221,355	14,182,215
Bank First Corp.	43,039	5,368,254
Bank of Hawaii Corp.	190,985	12,517,157
Bank of Marin Bancorp	76,961	2,082,180
Bank OZK	508,900	23,419,578
BankUnited, Inc.	363,166	15,692,403
Banner Corp.	166,109	10,433,306
Beacon Financial Corp.	401,326	10,269,932
Burke & Herbert Financial Services Corp.	63,706	4,156,179
Business First Bancshares, Inc.	141,187	3,673,686
Byline Bancorp, Inc.	158,159	4,415,799
Cadence Bank	897,597	35,760,265
Camden National Corp.	81,017	3,276,327
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital City Bank Group, Inc.	67,113	2,813,377
Capitol Federal Financial, Inc.	583,765	3,858,687
Cathay General Bancorp	333,058	16,133,330
Central Pacific Financial Corp.	129,379	3,847,731
Citizens Financial Services, Inc.	23,219	1,297,710
City Holding Co.	69,844	8,472,776
CNB Financial Corp.	139,352	3,612,004
Coastal Financial Corp. *	62,611	6,971,735
Columbia Banking System, Inc.	1,439,967	39,915,885
Columbia Financial, Inc. *	134,769	2,133,393
Community Financial System, Inc.	254,109	14,423,227
Community Trust Bancorp, Inc.	73,052	4,054,386
ConnectOne Bancorp, Inc.	241,506	6,102,857
Customers Bancorp, Inc. *	141,242	9,731,574
CVB Financial Corp.	621,693	12,234,918
Dime Community Bancshares, Inc.	195,928	5,554,559
Eagle Bancorp, Inc.	132,227	2,508,346
Eastern Bankshares, Inc.	936,041	17,625,653
Enterprise Financial Services Corp.	177,868	9,713,371
Equity Bancshares, Inc., Class A	74,051	3,224,181
Esquire Financial Holdings, Inc.	32,057	3,271,737
FB Financial Corp.	202,275	11,299,082
Financial Institutions, Inc.	96,903	2,965,232
First BanCorp	766,444	15,152,598
First Bancorp/Southern Pines NC	199,153	10,158,795
First Busey Corp.	427,587	10,065,398
First Commonwealth Financial Corp.	500,834	8,138,553
First Community Bankshares, Inc.	88,853	2,969,467
First Financial Bancorp	459,459	11,431,340
First Financial Bankshares, Inc.	625,454	19,539,183
First Financial Corp.	57,069	3,331,118
First Foundation, Inc. *	395,632	2,104,762
First Hawaiian, Inc.	598,619	14,917,586
First Interstate BancSystem, Inc., Class A	439,087	14,419,617
First Merchants Corp.	277,359	10,217,906
First Mid Bancshares, Inc.	106,429	4,050,688
Firstsun Capital Bancorp *	53,699	1,795,158
Five Star Bancorp	82,574	2,847,977
Flagstar Bank NA	1,437,344	17,593,091
Flushing Financial Corp.	166,529	2,732,741
FNB Corp.	1,731,230	28,807,667
Fulton Financial Corp.	874,593	15,873,863
GBank Financial Holdings, Inc. *(a)	43,662	1,478,395
German American Bancorp, Inc.	180,507	7,166,128
Glacier Bancorp, Inc.	618,572	26,165,596
Great Southern Bancorp, Inc.	40,282	2,423,365
Hancock Whitney Corp.	407,306	24,678,671
Hanmi Financial Corp.	143,302	3,958,001
HBT Financial, Inc.	56,103	1,357,693
Heritage Commerce Corp.	293,897	3,200,538
Heritage Financial Corp.	162,742	3,896,043
Hilltop Holdings, Inc.	212,074	7,278,380
Hingham Institution For Savings (a)	9,233	2,704,438
Home BancShares, Inc.	881,617	24,738,173
HomeTrust Bancshares, Inc.	65,217	2,674,549
Hope Bancorp, Inc.	613,771	6,518,248
Horizon Bancorp, Inc.	210,504	3,608,039
Independent Bank Corp.	239,710	17,271,106
Independent Bank Corp., MI	99,318	3,242,733
International Bancshares Corp.	260,033	17,286,994

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kearny Financial Corp.	276,039	1,896,388
Lakeland Financial Corp.	122,692	7,148,036
Live Oak Bancshares, Inc.	169,544	5,411,844
Mechanics Bancorp, Class A *	94,527	1,468,950
Mercantile Bank Corp.	77,976	3,585,336
Metrocity Bankshares, Inc.	91,680	2,443,272
Metropolitan Bank Holding Corp.	43,795	3,267,545
Mid Penn Bancorp, Inc.	97,465	2,845,003
Midland States Bancorp, Inc.	103,723	1,686,536
MidWestOne Financial Group, Inc.	100,532	3,978,051
National Bank Holdings Corp., Class A	182,421	6,787,885
NB Bancorp, Inc.	187,665	3,676,357
NBT Bancorp, Inc.	251,882	10,443,028
Nicolet Bankshares, Inc.	63,643	8,017,745
Northeast Bank	34,364	3,054,272
Northfield Bancorp, Inc.	173,073	1,860,535
Northpointe Bancshares, Inc.	49,697	866,716
Northwest Bancshares, Inc.	701,576	8,390,849
OceanFirst Financial Corp.	274,543	5,175,136
OFG Bancorp	213,848	8,496,181
Old National Bancorp	1,679,622	36,498,186
Old Second Bancorp, Inc.	251,769	4,745,846
Origin Bancorp, Inc.	140,723	5,120,910
Orrstown Financial Services, Inc.	93,574	3,346,206
Park National Corp.	68,721	10,552,110
Pathward Financial, Inc.	110,060	7,913,314
Peapack-Gladstone Financial Corp.	76,790	2,073,330
Peoples Bancorp, Inc.	168,023	4,978,522
Pinnacle Financial Partners, Inc.	369,605	33,885,386
Popular, Inc.	325,415	37,328,355
Preferred Bank	55,415	5,231,730
Prosperity Bancshares, Inc.	456,659	31,377,040
Provident Financial Services, Inc.	627,286	12,031,345
QCR Holdings, Inc.	81,317	6,637,907
Renasant Corp.	456,796	16,188,850
Republic Bancorp, Inc., Class A	46,015	3,175,495
S&T Bancorp, Inc.	184,256	7,274,427
Seacoast Banking Corp. of Florida	416,806	13,154,397
ServisFirst Bancshares, Inc.	241,503	17,178,108
Simmons First National Corp., Class A	698,517	12,957,490
SmartFinancial, Inc.	72,077	2,613,512
South Plains Financial, Inc.	58,673	2,217,253
Southern Missouri Bancorp, Inc.	45,621	2,568,006
Southside Bancshares, Inc.	135,157	3,964,155
Southstate Bank Corp.	486,981	43,589,669
Stellar Bancorp, Inc.	222,324	7,027,662
Stock Yards Bancorp, Inc.	131,791	8,720,610
Synovus Financial Corp.	667,232	32,160,582
Texas Capital Bancshares, Inc. *	220,745	19,904,577
TFS Financial Corp.	242,684	3,458,247
Tompkins Financial Corp.	61,185	4,228,495
Towne Bank	349,873	11,738,239
TriCo Bancshares	156,532	7,529,189
Triumph Financial, Inc. *	108,052	5,900,720
TrustCo Bank Corp.	90,439	3,810,195
Trustmark Corp.	290,257	11,290,997
UMB Financial Corp.	343,690	38,177,085
United Bankshares, Inc.	680,742	25,350,832
United Community Banks, Inc.	586,159	17,913,019
Univest Financial Corp.	137,849	4,383,598
Valley National Bancorp	2,312,945	26,182,537
WaFd, Inc.	378,237	11,974,983
Washington Trust Bancorp, Inc.	91,350	2,594,340
WesBanco, Inc.	461,054	14,878,213
Westamerica BanCorp	122,016	5,854,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	322,311	43,196,120
WSFS Financial Corp.	269,925	15,064,514
		1,557,632,238

Capital Goods 12.4%
3D Systems Corp. *	611,952	1,272,860
AAON, Inc.	325,153	30,395,302
AAR Corp. *	184,751	15,373,131
Air Lease Corp.	504,887	32,277,426
AirJoule Technologies Corp. *(a)	121,920	397,459
AIRO Group Holdings, Inc. *(a)	29,728	257,147
Alamo Group, Inc.	51,824	8,311,015
Albany International Corp., Class A	143,151	6,825,440
Allient, Inc.	71,505	3,851,259
Allison Transmission Holdings, Inc.	401,861	35,628,996
Ameresco, Inc., Class A *	146,616	5,089,041
American Superconductor Corp. *	216,918	6,743,981
American Woodmark Corp. *	69,527	3,833,024
Amprius Technologies, Inc. *	600,626	6,799,086
Apogee Enterprises, Inc.	102,979	3,749,465
Applied Industrial Technologies, Inc.	183,277	47,435,753
Archer Aviation, Inc., Class A *	2,941,911	22,917,487
Arcosa, Inc.	236,227	25,167,625
Argan, Inc.	65,735	25,978,472
Armstrong World Industries, Inc.	208,270	39,517,150
Array Technologies, Inc. *	733,381	5,507,691
Astec Industries, Inc.	109,609	4,851,294
Astronics Corp. *	149,062	8,134,313
ATI, Inc. *	663,502	66,881,002
Atkore, Inc.	161,550	10,815,773
Atmus Filtration Technologies, Inc.	394,999	19,990,899
AZZ, Inc.	144,212	15,202,829
Blue Bird Corp. *	152,294	7,952,793
BlueLinx Holdings, Inc. *	37,775	2,356,782
Boise Cascade Co.	180,250	13,742,260
Bowman Consulting Group Ltd. *	68,441	2,476,195
Cadre Holdings, Inc.	138,616	5,916,131
CECO Environmental Corp. *	144,606	7,541,203
Centuri Holdings, Inc. *	387,629	8,717,776
ChargePoint Holdings, Inc. *(a)	104,707	857,550
Chart Industries, Inc. *	212,699	43,379,961
Columbus McKinnon Corp.	137,971	2,268,243
Construction Partners, Inc., Class A *	228,568	24,913,912
CSW Industrials, Inc.	80,978	22,015,489
Custom Truck One Source, Inc. *	290,565	1,856,710
Distribution Solutions Group, Inc. *	30,945	859,033
DNOW, Inc. *	907,040	12,662,278
Douglas Dynamics, Inc.	110,397	3,566,927
Ducommun, Inc. *	66,008	6,052,274
DXP Enterprises, Inc. *	61,060	5,739,029
Dycom Industries, Inc. *	139,263	50,347,752
Energy Recovery, Inc. *	255,083	3,685,949
Energy Vault Holdings, Inc. *(a)	519,499	1,787,077
Enerpac Tool Group Corp.	258,932	9,805,755
EnerSys	180,143	25,780,265
Enovix Corp. *	851,658	6,634,416
Enpro, Inc.	101,137	22,538,380
Eos Energy Enterprises, Inc. *	1,248,480	18,789,624
Esab Corp.	274,884	30,852,980
ESCO Technologies, Inc.	124,103	26,422,770
Eve Holding, Inc. *(a)	482,760	1,902,074
Everus Construction Group, Inc. *	245,987	22,620,965
Federal Signal Corp.	292,868	33,386,952
Firefly Aerospace, Inc. *	89,557	1,586,054
Flowserve Corp.	629,591	44,921,318
Fluence Energy, Inc. *	309,055	6,069,840
Fluor Corp. *	778,901	33,438,220
Franklin Electric Co., Inc.	183,817	17,490,188

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gates Industrial Corp. PLC *	1,241,257	28,251,009
GATX Corp.	171,136	27,369,780
Gibraltar Industries, Inc. *	142,836	7,136,087
Global Industrial Co.	66,596	1,907,309
Gorman-Rupp Co.	99,737	4,636,773
Graham Corp. *	49,317	2,835,728
Granite Construction, Inc.	210,306	22,614,204
Great Lakes Dredge & Dock Corp. *	327,282	4,179,391
Greenbrier Cos., Inc.	148,001	6,583,084
Griffon Corp.	188,755	14,156,625
Hayward Holdings, Inc. *	961,143	15,810,802
Helios Technologies, Inc.	159,241	8,597,422
Herc Holdings, Inc.	146,898	19,723,994
Hexcel Corp.	383,483	29,232,909
Hillenbrand, Inc.	337,949	10,760,296
Hillman Solutions Corp. *	948,502	8,299,393
Hyliion Holdings Corp. *	608,476	1,143,935
Hyster-Yale, Inc.	54,966	1,598,411
IES Holdings, Inc. *	42,046	17,599,194
Insteel Industries, Inc.	92,967	2,842,931
Intuitive Machines, Inc. *	531,515	5,049,393
Janus International Group, Inc. *	665,943	4,135,506
JBT Marel Corp.	250,382	35,186,182
JELD-WEN Holding, Inc. *	408,379	1,090,372
Kadant, Inc.	56,547	15,726,852
Karman Holdings, Inc. *	370,059	24,805,055
Kennametal, Inc.	367,427	10,170,379
Limbach Holdings, Inc. *	53,270	3,768,853
Lindsay Corp.	52,182	5,997,277
Loar Holdings, Inc. *	170,968	11,702,760
LSI Industries, Inc.	143,774	2,629,626
Manitowoc Co., Inc. *	170,733	1,925,868
Masterbrand, Inc. *	606,636	6,727,593
McGrath RentCorp	118,348	12,199,312
Mercury Systems, Inc. *	253,404	17,710,406
Microvast Holdings, Inc. *	951,364	3,348,801
Miller Industries, Inc.	54,627	2,116,250
Modine Manufacturing Co. *	252,801	40,986,626
Moog, Inc., Class A	136,861	31,434,235
MSC Industrial Direct Co., Inc., Class A	219,530	19,529,389
Mueller Industries, Inc.	532,584	58,515,004
Mueller Water Products, Inc., Class A	750,845	18,200,483
MYR Group, Inc. *	74,567	16,726,869
NANO Nuclear Energy, Inc. *(a)	147,814	4,833,518
National Presto Industries, Inc.	25,568	2,399,557
Net Power, Inc. *(a)	182,250	528,525
Nextpower, Inc., Class A *	712,321	65,262,850
NPK International, Inc. *	405,567	4,992,530
NuScale Power Corp. *	628,856	12,577,120
Omega Flex, Inc.	17,002	460,754
Oshkosh Corp.	308,165	39,500,590
Plug Power, Inc. *(a)	5,544,713	11,144,873
Powell Industries, Inc.	45,259	14,628,614
Power Solutions International, Inc. *	32,089	1,735,373
Preformed Line Products Co.	12,653	2,597,028
Primoris Services Corp.	260,274	32,940,277
Proto Labs, Inc. *	114,559	5,821,888
Quanex Building Products Corp.	218,411	2,830,607
Redwire Corp. *(a)	268,888	1,481,573
Resideo Technologies, Inc. *	657,564	21,693,036
REV Group, Inc.	234,425	12,487,820
Rush Enterprises, Inc., Class A	335,910	17,487,475
Sensata Technologies Holding PLC	699,529	22,433,895
SES AI Corp. *	1,260,026	2,482,251
Shoals Technologies Group, Inc., Class A *	803,611	6,742,296
Simpson Manufacturing Co., Inc.	200,512	33,561,699
SiteOne Landscape Supply, Inc. *	214,551	28,809,908
SECURITY	NUMBER OF SHARES	VALUE ($)
Southland Holdings, Inc. *	70,914	225,507
Spirit AeroSystems Holdings, Inc., Class A *	564,104	20,719,540
SPX Technologies, Inc. *	237,679	51,110,492
Standex International Corp.	57,994	14,217,809
Sterling Infrastructure, Inc. *	146,416	50,412,493
Sunrun, Inc. *	1,108,092	22,438,863
Symbotic, Inc. *(a)	219,215	18,363,641
Tecnoglass, Inc.	126,127	6,278,602
Tennant Co.	88,517	6,473,248
Terex Corp.	314,898	14,551,437
Thermon Group Holdings, Inc. *	160,690	5,640,219
Timken Co.	304,894	24,815,323
Titan International, Inc. *	229,053	1,853,039
Titan Machinery, Inc. *	96,796	1,792,662
Transcat, Inc. *	44,727	2,528,865
Trinity Industries, Inc.	390,912	10,366,986
Tutor Perini Corp. *	212,840	14,590,182
UFP Industries, Inc.	281,735	26,198,538
V2X, Inc. *	98,936	5,426,640
Valmont Industries, Inc.	95,022	39,241,235
Vicor Corp. *	109,931	9,822,335
Virgin Galactic Holdings, Inc. *(a)	271,966	1,052,508
Voyager Technologies, Inc., Class A *	60,999	1,371,258
VSE Corp.	111,084	20,016,226
Wabash National Corp.	195,031	1,646,062
Watts Water Technologies, Inc., Class A	131,761	36,350,225
Willis Lease Finance Corp.	15,169	1,861,388
WillScot Holdings Corp.	877,642	17,333,430
Worthington Enterprises, Inc.	150,661	8,265,262
Xometry, Inc., Class A *	208,571	12,195,146
Zurn Elkay Water Solutions Corp.	718,177	34,257,043
		2,399,952,674

Commercial & Professional Services 3.2%
ABM Industries, Inc.	298,896	12,852,528
ACCO Brands Corp.	432,855	1,489,021
ACV Auctions, Inc., Class A *	825,605	6,480,999
Alight, Inc., Class A	2,265,402	5,233,079
Amentum Holdings, Inc. *	736,001	21,071,709
Barrett Business Services, Inc.	123,706	4,340,844
BlackSky Technology, Inc. *	144,540	2,561,249
Brady Corp., Class A	210,677	16,483,368
BrightView Holdings, Inc. *	336,516	4,246,832
Brink's Co.	200,295	22,499,137
Casella Waste Systems, Inc., Class A *	300,452	28,960,568
CBIZ, Inc. *	234,430	11,416,741
Cimpress PLC *	70,591	4,860,190
Clarivate PLC *	2,176,133	8,182,260
Concentrix Corp.	214,917	7,782,145
Conduent, Inc. *	758,688	1,471,855
CoreCivic, Inc. *	514,064	9,278,855
CRA International, Inc.	31,703	5,590,507
CSG Systems International, Inc.	132,095	10,405,123
Deluxe Corp.	214,897	4,366,707
Ennis, Inc.	127,583	2,225,048
Enviri Corp. *	387,024	7,098,020
ExlService Holdings, Inc. *	776,352	30,844,465
Exponent, Inc.	243,353	17,594,422
First Advantage Corp. *	383,717	5,325,992
Forrester Research, Inc. *	58,161	418,178
Franklin Covey Co. *	50,587	795,228
FTI Consulting, Inc. *	152,579	24,893,264
GEO Group, Inc. *	666,647	10,506,357
Healthcare Services Group, Inc. *	347,663	6,529,111

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	99,598	5,863,334
HNI Corp.	220,082	9,137,805
Huron Consulting Group, Inc. *	77,226	12,712,172
ICF International, Inc.	88,508	6,907,164
Innodata, Inc. *	153,020	8,794,059
Insperity, Inc.	171,776	6,075,717
Interface, Inc.	280,202	7,820,438
Kelly Services, Inc., Class A	152,060	1,313,798
Kforce, Inc.	80,066	2,353,940
Korn Ferry	251,450	16,537,866
Legalzoom.com, Inc. *	563,981	5,261,943
Liquidity Services, Inc. *	114,311	3,433,902
ManpowerGroup, Inc.	221,912	6,382,189
Maximus, Inc.	270,795	23,312,742
MillerKnoll, Inc.	324,914	5,143,389
Montrose Environmental Group, Inc. *	158,019	4,053,187
MSA Safety, Inc.	176,853	28,526,389
OPENLANE, Inc. *	510,649	12,990,911
Pitney Bowes, Inc.	760,035	7,493,945
Planet Labs PBC *	1,192,976	14,196,414
Resources Connection, Inc.	155,601	752,331
Robert Half, Inc.	481,985	13,032,874
Science Applications International Corp.	225,256	19,419,320
Steelcase, Inc., Class A	506,859	8,256,733
TaskUS, Inc., Class A *	80,412	922,326
TIC Solutions, Inc. *	790,884	7,687,392
TriNet Group, Inc.	144,784	8,484,342
TrueBlue, Inc. *(b)	147,063	720,609
TTEC Holdings, Inc. *	96,980	325,853
UL Solutions, Inc., Class A	301,516	27,501,274
UniFirst Corp.	72,047	12,431,710
Upwork, Inc. *	636,847	12,571,360
Verra Mobility Corp. *	766,671	16,728,761
Vestis Corp.	539,344	3,494,949
Willdan Group, Inc. *	67,001	6,760,401
		623,205,341

Consumer Discretionary Distribution & Retail 3.3%
1-800-Flowers.com, Inc., Class A *(a)	129,035	440,009
Abercrombie & Fitch Co., Class A *	229,615	22,472,420
Academy Sports & Outdoors, Inc.	320,624	15,470,108
Advance Auto Parts, Inc.	288,115	14,947,406
A-Mark Precious Metals, Inc.	94,821	2,722,311
American Eagle Outfitters, Inc.	773,855	15,786,642
America's Car-Mart, Inc. *	38,048	823,739
Arhaus, Inc. *	259,243	2,680,573
Arko Corp.	379,865	1,808,157
Asbury Automotive Group, Inc. *	94,818	22,051,822
AutoNation, Inc. *	136,296	28,797,982
BARK, Inc. *	588,604	420,793
Bed Bath & Beyond, Inc. *	275,160	1,656,463
Boot Barn Holdings, Inc. *	147,304	28,550,461
Buckle, Inc.	144,465	8,159,383
Build-A-Bear Workshop, Inc.	58,734	3,118,775
Caleres, Inc.	162,671	1,904,878
Camping World Holdings, Inc., Class A	299,766	3,354,382
Chewy, Inc., Class A *	1,073,305	37,318,815
Designer Brands, Inc., Class A	167,280	725,995
Dillard's, Inc., Class A	14,558	9,754,734
Five Below, Inc. *	265,090	43,710,690
Gap, Inc.	1,096,809	29,690,620
Genesco, Inc. *	47,281	1,695,024
GigaCloud Technology, Inc., Class A *	126,793	4,704,020
Group 1 Automotive, Inc.	61,103	24,504,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Groupon, Inc. *	137,466	2,324,550
Guess?, Inc.	147,822	2,521,843
Haverty Furniture Cos., Inc.	66,858	1,591,220
Kohl's Corp.	537,811	13,224,773
Lands' End, Inc. *	58,426	922,547
Macy's, Inc.	1,308,548	29,259,133
MarineMax, Inc. *	90,992	2,127,393
Monro, Inc.	143,311	2,681,349
National Vision Holdings, Inc. *	380,231	10,969,664
ODP Corp. *	143,798	4,022,030
Ollie's Bargain Outlet Holdings, Inc. *	295,481	36,376,666
Outdoor Holding Co. *	512,948	943,824
Petco Health & Wellness Co., Inc. *	438,316	1,402,611
RealReal, Inc. *	464,486	6,725,757
Revolve Group, Inc. *	193,736	4,682,599
RH *	73,767	11,624,942
Sally Beauty Holdings, Inc. *	474,611	7,527,331
Savers Value Village, Inc. *	178,960	1,630,326
Shoe Carnival, Inc.	84,459	1,395,263
Signet Jewelers Ltd.	197,615	19,793,118
Sleep Number Corp. *	109,607	558,996
Sonic Automotive, Inc., Class A	71,364	4,498,073
Stitch Fix, Inc., Class A *	549,841	2,336,824
ThredUp, Inc., Class A *	461,169	3,467,991
Torrid Holdings, Inc. *(a)	101,220	131,586
Upbound Group, Inc.	250,291	4,485,215
Urban Outfitters, Inc. *	258,268	19,129,911
Valvoline, Inc. *	611,466	19,145,001
Victoria's Secret & Co. *	383,343	15,843,566
Warby Parker, Inc., Class A *	474,949	9,408,740
Wayfair, Inc., Class A *	505,143	55,969,844
Winmark Corp.	14,138	5,810,859
Zumiez, Inc. *	65,994	1,715,844
		631,520,338

Consumer Durables & Apparel 3.0%
Acushnet Holdings Corp.	132,772	11,166,125
Beazer Homes USA, Inc. *	131,209	3,000,750
Brunswick Corp.	313,838	20,747,830
Capri Holdings Ltd. *	574,882	14,584,756
Carter's, Inc.	174,533	5,569,348
Cavco Industries, Inc. *	38,132	22,713,326
Century Communities, Inc.	124,020	8,097,266
Champion Homes, Inc. *	271,479	23,303,757
Columbia Sportswear Co.	123,249	6,619,704
Crocs, Inc. *	263,415	22,385,007
Dream Finders Homes, Inc., Class A *	138,055	2,729,347
Ethan Allen Interiors, Inc.	111,410	2,633,732
Figs, Inc., Class A *	743,204	7,275,967
Funko, Inc., Class A *	198,763	628,091
G-III Apparel Group Ltd. *	182,764	5,327,571
GoPro, Inc., Class A *	630,749	1,028,121
Green Brick Partners, Inc. *	147,593	10,018,613
Helen of Troy Ltd. *	110,500	2,093,975
Hovnanian Enterprises, Inc., Class A *	21,873	2,878,049
Installed Building Products, Inc.	109,943	29,466,923
Johnson Outdoors, Inc., Class A	28,692	1,176,085
KB Home	327,601	21,074,572
Kontoor Brands, Inc.	245,517	18,254,189
Latham Group, Inc. *	224,449	1,604,810
La-Z-Boy, Inc.	198,835	7,738,658
Legacy Housing Corp. *	43,182	860,617
Leggett & Platt, Inc.	647,807	6,646,500
Levi Strauss & Co., Class A	484,039	10,663,379
LGI Homes, Inc. *	97,461	5,069,921
M/I Homes, Inc. *	126,745	17,438,845

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Malibu Boats, Inc., Class A *	91,831	2,607,082
Mattel, Inc. *	1,552,195	32,782,358
Meritage Homes Corp.	342,776	25,050,070
Movado Group, Inc.	74,856	1,567,485
Newell Brands, Inc.	2,010,733	7,339,176
Oxford Industries, Inc.	67,247	2,566,146
Peloton Interactive, Inc., Class A *	1,882,228	12,780,328
Polaris, Inc.	256,461	17,018,752
Purple Innovation, Inc. *	282,460	223,341
PVH Corp.	230,863	19,567,948
Smith & Wesson Brands, Inc.	212,213	1,848,375
Sonos, Inc. *	580,438	10,772,929
Steven Madden Ltd.	348,770	14,571,611
Sturm Ruger & Co., Inc.	77,802	2,343,396
Taylor Morrison Home Corp. *	475,203	29,790,476
Topgolf Callaway Brands Corp. *	670,234	8,632,614
Traeger, Inc. *	313,505	285,603
Tri Pointe Homes, Inc. *	422,179	14,404,748
Under Armour, Inc., Class A *	1,477,907	6,827,930
VF Corp.	1,581,841	27,682,218
Whirlpool Corp. (a)	269,227	20,824,709
Wolverine World Wide, Inc.	390,164	6,324,559
YETI Holdings, Inc. *	390,140	16,183,007
		574,790,695

Consumer Services 3.5%
Accel Entertainment, Inc. *	283,995	2,908,109
Adtalem Global Education, Inc. *	172,693	15,984,464
Bally's Corp. *(a)	34,185	596,528
Biglari Holdings, Inc., Class B *	4,426	1,300,846
BJ's Restaurants, Inc. *	105,858	4,059,654
Bloomin' Brands, Inc.	364,646	2,588,987
Boyd Gaming Corp.	285,023	23,742,416
Bright Horizons Family Solutions, Inc. *	273,234	28,077,526
Brinker International, Inc. *	214,121	32,929,669
Caesars Entertainment, Inc. *	1,001,237	23,298,785
Carriage Services, Inc.	75,458	3,267,331
Cheesecake Factory, Inc.	219,908	10,480,815
Chegg, Inc. *	569,581	550,842
Choice Hotels International, Inc.	99,276	9,059,928
Coursera, Inc. *	684,199	5,439,382
Cracker Barrel Old Country Store, Inc. (a)	106,838	3,086,550
Dave & Buster's Entertainment, Inc. *	129,870	2,271,426
Denny's Corp. *	250,889	1,547,985
Dine Brands Global, Inc.	73,096	2,284,250
Driven Brands Holdings, Inc. *	283,832	4,146,785
Dutch Bros, Inc., Class A *	611,623	35,847,224
El Pollo Loco Holdings, Inc. *	125,635	1,370,678
European Wax Center, Inc., Class A *	136,889	529,760
First Watch Restaurant Group, Inc. *	219,227	4,068,853
Frontdoor, Inc. *	350,043	18,877,819
Global Business Travel Group I *	530,282	4,088,474
Golden Entertainment, Inc.	94,426	2,834,668
Graham Holdings Co., Class B	16,352	18,093,488
Grand Canyon Education, Inc. *	133,360	21,036,206
H&R Block, Inc.	645,293	27,179,741
Hilton Grand Vacations, Inc. *	295,983	12,676,952
Hyatt Hotels Corp., Class A	203,936	33,525,039
Jack in the Box, Inc.	90,966	1,792,940
KinderCare Learning Cos., Inc. *	151,188	601,728
Krispy Kreme, Inc.	453,266	1,894,652
Kura Sushi USA, Inc., Class A *	30,464	1,496,696
Laureate Education, Inc. *	644,554	19,916,719
Life Time Group Holdings, Inc. *	729,286	20,361,665
Lincoln Educational Services Corp. *	140,774	2,897,129
Lindblad Expeditions Holdings, Inc. *	180,833	2,175,421
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucky Strike Entertainment Corp., Class A (a)	73,714	576,443
Marriott Vacations Worldwide Corp.	132,799	7,250,825
Matthews International Corp., Class A	147,766	3,626,178
McGraw Hill, Inc. *	118,342	2,076,902
Mister Car Wash, Inc. *	472,496	2,523,129
Monarch Casino & Resort, Inc.	59,632	5,759,259
OneSpaWorld Holdings Ltd.	492,908	10,065,181
Papa John's International, Inc.	157,258	6,615,844
Penn Entertainment, Inc. *	679,396	10,082,237
Perdoceo Education Corp.	293,301	8,200,696
Planet Fitness, Inc., Class A *	403,966	45,232,073
Portillo's, Inc., Class A *	343,571	1,793,441
Pursuit Attractions & Hospitality, Inc. *	102,830	3,530,154
RCI Hospitality Holdings, Inc.	40,909	996,543
Red Rock Resorts, Inc., Class A	231,101	13,535,586
Rush Street Interactive, Inc. *	458,866	8,461,489
Sabre Corp. *	1,898,720	3,056,939
Serve Robotics, Inc. *(a)	229,508	2,354,752
Shake Shack, Inc., Class A *	193,306	16,910,409
Sharplink Gaming, Inc. *	811,227	8,615,231
Six Flags Entertainment Corp. *	485,253	7,366,141
Strategic Education, Inc.	113,534	8,857,923
Stride, Inc. *	206,821	13,139,338
Sweetgreen, Inc., Class A *	509,751	3,308,284
Target Hospitality Corp. *	153,715	1,198,977
Travel & Leisure Co.	312,493	21,430,770
Twin Hospitality Group, Inc. *	11,772	19,777
Udemy, Inc. *	453,311	2,302,820
United Parks & Resorts, Inc. *	131,844	4,758,250
Universal Technical Institute, Inc. *	240,383	5,533,617
Vail Resorts, Inc.	178,664	25,050,479
Venu Holding Corp. *(a)	138,526	1,401,883
Wendy's Co.	757,466	6,400,588
Xponential Fitness, Inc., Class A *	131,552	873,505
		671,793,793

Consumer Staples Distribution & Retail 0.3%
Andersons, Inc.	164,286	8,460,729
Chefs' Warehouse, Inc. *	174,260	10,685,623
Grocery Outlet Holding Corp. *	470,956	5,241,740
Ingles Markets, Inc., Class A	64,904	4,992,416
Natural Grocers by Vitamin Cottage, Inc.	50,470	1,400,542
PriceSmart, Inc.	121,048	14,901,009
United Natural Foods, Inc. *	290,807	10,850,009
Weis Markets, Inc.	45,180	2,935,345
		59,467,413

Energy 4.0%
Antero Midstream Corp.	1,614,174	29,071,274
Archrock, Inc.	845,078	20,738,214
Atlas Energy Solutions, Inc. (a)	369,778	3,187,486
Berry Corp.	370,486	1,255,948
BKV Corp. *	85,322	2,355,740
Bristow Group, Inc. *	120,758	4,529,633
Cactus, Inc., Class A	331,410	14,224,117
California Resources Corp.	350,037	16,724,768
Calumet, Inc. *	308,322	5,950,615
Centrus Energy Corp., Class A *	84,015	21,785,089
Chord Energy Corp.	275,177	25,828,113
Civitas Resources, Inc.	400,307	11,757,017
Clean Energy Fuels Corp. *	828,398	1,805,908
CNX Resources Corp. *	679,735	26,400,907
Comstock Resources, Inc. *	380,014	10,207,176

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories, Inc.	225,279	3,401,713
Core Natural Resources, Inc.	247,125	19,770,000
Crescent Energy Co., Class A	900,882	8,495,317
CVR Energy, Inc. *	144,800	4,999,944
Delek U.S. Holdings, Inc.	288,860	11,170,216
DMC Global, Inc. *	85,631	531,768
Dorian LPG Ltd.	176,460	4,372,679
Excelerate Energy, Inc., Class A	114,708	3,221,001
Expro Group Holdings NV *	493,865	6,889,417
Flowco Holdings, Inc., Class A	96,635	1,639,896
Granite Ridge Resources, Inc.	307,120	1,581,668
Green Plains, Inc. *	314,227	3,245,965
Gulfport Energy Corp. *	75,197	16,730,581
Helix Energy Solutions Group, Inc. *	654,849	4,361,294
Helmerich & Payne, Inc.	477,546	13,323,533
HighPeak Energy, Inc. (a)	115,403	774,354
Innovex International, Inc. *	185,215	4,078,434
International Seaways, Inc.	194,441	10,299,540
Kinetik Holdings, Inc. (a)	209,436	7,263,240
Kodiak Gas Services, Inc.	358,298	12,612,090
Kosmos Energy Ltd. *	2,287,987	2,562,545
Liberty Energy, Inc.	782,493	13,912,726
Magnolia Oil & Gas Corp., Class A	891,805	20,636,368
Matador Resources Co.	562,666	23,857,038
Murphy Oil Corp.	644,906	20,682,135
Nabors Industries Ltd. *	75,811	3,780,695
New Fortress Energy, Inc. *(a)	567,448	692,287
NextDecade Corp. *	666,527	4,072,480
Noble Corp. PLC	603,077	18,466,218
Northern Oil & Gas, Inc.	466,116	10,436,337
NOV, Inc.	1,785,333	27,422,715
Oceaneering International, Inc. *	481,328	11,744,403
Par Pacific Holdings, Inc. *	244,008	11,138,965
Patterson-UTI Energy, Inc.	1,693,420	9,838,770
PBF Energy, Inc., Class A	394,402	13,598,981
Peabody Energy Corp.	586,686	15,981,327
ProFrac Holding Corp., Class A *	116,191	411,316
ProPetro Holding Corp. *	387,164	3,705,159
REX American Resources Corp. *	135,942	4,484,727
Riley Exploration Permian, Inc.	47,958	1,313,570
RPC, Inc.	435,908	2,319,031
Sable Offshore Corp. *	372,824	1,629,241
SandRidge Energy, Inc.	151,928	2,148,262
Seadrill Ltd. *	298,744	9,117,667
Select Water Solutions, Inc.	476,389	4,811,529
SM Energy Co.	551,594	10,507,866
Solaris Energy Infrastructure, Inc.	201,532	9,651,367
Talos Energy, Inc. *	623,755	7,148,232
TETRA Technologies, Inc. *	641,543	4,984,789
Tidewater, Inc. *	221,101	11,943,876
Transocean Ltd. *	4,619,703	20,372,890
Uranium Energy Corp. *	2,142,637	26,290,156
VAALCO Energy, Inc.	499,227	1,787,233
Valaris Ltd. *	318,355	17,958,406
Venture Global, Inc., Class A	2,212,404	16,504,534
Viper Energy, Inc., Class A	810,911	29,622,579
Vital Energy, Inc. *	140,172	2,513,284
Vitesse Energy, Inc. (a)	135,152	2,859,816
Weatherford International PLC	345,223	25,822,680
World Kinect Corp.	269,814	6,254,288
		767,571,143

Equity Real Estate Investment Trusts (REITs) 5.5%
Acadia Realty Trust	628,789	12,934,190
Agree Realty Corp.	531,830	40,004,253
Alexander & Baldwin, Inc.	352,850	5,515,046
Alexander's, Inc.	10,413	2,206,827
American Assets Trust, Inc.	229,506	4,475,367
SECURITY	NUMBER OF SHARES	VALUE ($)
American Healthcare REIT, Inc.	811,413	41,203,552
Americold Realty Trust, Inc.	1,371,271	14,850,865
Apartment Investment & Management Co., Class A	626,816	3,579,119
Apple Hospitality REIT, Inc.	1,063,770	12,648,225
Armada Hoffler Properties, Inc.	385,008	2,529,503
Brandywine Realty Trust	835,985	2,867,429
Brixmor Property Group, Inc.	1,473,578	38,519,329
Broadstone Net Lease, Inc.	908,874	15,968,916
CareTrust REIT, Inc.	1,060,756	39,810,173
CBL & Associates Properties, Inc.	76,005	2,540,087
Centerspace	80,240	5,356,822
Chatham Lodging Trust	241,225	1,635,506
City Office REIT, Inc.	198,534	1,352,017
Community Healthcare Trust, Inc.	126,556	1,971,742
COPT Defense Properties	541,507	16,640,510
Cousins Properties, Inc.	806,772	20,798,582
Curbline Properties Corp.	465,891	11,153,431
DiamondRock Hospitality Co.	990,432	9,022,836
Diversified Healthcare Trust	1,042,253	5,034,082
Douglas Emmett, Inc.	803,311	9,792,361
Easterly Government Properties, Inc.	207,198	4,516,916
Elme Communities	422,202	7,329,427
Empire State Realty Trust, Inc., Class A	671,193	4,718,487
EPR Properties	365,633	19,111,637
Essential Properties Realty Trust, Inc.	952,059	30,142,188
First Industrial Realty Trust, Inc.	637,663	36,499,830
Four Corners Property Trust, Inc.	504,740	12,133,950
Franklin Street Properties Corp., Class C	399,676	415,663
Getty Realty Corp.	249,632	7,107,023
Gladstone Commercial Corp.	224,150	2,479,099
Global Net Lease, Inc.	956,407	7,852,101
Healthcare Realty Trust, Inc.	1,694,050	30,882,532
Highwoods Properties, Inc.	518,678	14,419,248
Hudson Pacific Properties, Inc. *	1,813,649	3,591,025
Independence Realty Trust, Inc.	1,120,818	19,222,029
Industrial Logistics Properties Trust	287,376	1,592,063
Innovative Industrial Properties, Inc.	134,384	6,645,289
InvenTrust Properties Corp.	375,040	10,703,642
JBG SMITH Properties	296,332	5,402,132
Kilroy Realty Corp.	522,670	22,417,316
Kite Realty Group Trust	1,059,355	24,513,475
LTC Properties, Inc.	220,531	8,047,176
LXP Industrial Trust	283,864	13,767,404
Macerich Co.	1,216,601	21,120,193
Medical Properties Trust, Inc. (a)	2,366,153	13,629,041
Millrose Properties, Inc.	741,683	22,591,664
National Health Investors, Inc.	228,259	18,142,025
National Storage Affiliates Trust	341,427	10,055,025
NETSTREIT Corp. (a)	400,578	7,342,595
NexPoint Diversified Real Estate Trust	194,233	561,333
NexPoint Residential Trust, Inc.	105,073	3,342,372
One Liberty Properties, Inc.	78,260	1,630,938
Orion Properties, Inc.	262,137	589,808
Outfront Media, Inc.	700,789	16,489,565
Paramount Group, Inc. *	887,543	5,848,908
Park Hotels & Resorts, Inc.	964,960	10,440,867
Peakstone Realty Trust	157,473	2,152,656
Pebblebrook Hotel Trust	567,280	6,432,955
Phillips Edison & Co., Inc.	603,823	21,435,717
Piedmont Realty Trust, Inc., Class A	594,836	5,198,867
Plymouth Industrial REIT, Inc.	213,945	4,693,953
PotlatchDeltic Corp.	341,196	13,729,727
Rayonier, Inc.	680,861	15,121,923
RLJ Lodging Trust	716,316	5,401,023
Ryman Hospitality Properties, Inc.	303,544	28,967,204

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sabra Health Care REIT, Inc.	1,151,977	22,475,071
Safehold, Inc.	219,800	3,048,626
Saul Centers, Inc.	60,969	1,896,136
Service Properties Trust (b)	743,696	1,294,031
Sila Realty Trust, Inc.	265,019	6,339,254
SITE Centers Corp.	252,502	1,858,415
SL Green Realty Corp.	340,974	16,070,105
Smartstop Self Storage REIT, Inc.	148,998	4,869,255
STAG Industrial, Inc.	898,844	35,306,592
Summit Hotel Properties, Inc.	505,018	2,706,896
Sunstone Hotel Investors, Inc.	910,994	8,526,904
Tanger, Inc.	543,541	18,252,107
Terreno Realty Corp.	497,646	31,247,192
UMH Properties, Inc.	388,406	5,876,583
Universal Health Realty Income Trust	61,358	2,494,203
Urban Edge Properties	603,584	11,600,884
Veris Residential, Inc.	388,605	5,852,391
Vornado Realty Trust	774,889	28,531,413
Whitestone REIT	216,082	2,871,730
Xenia Hotels & Resorts, Inc.	458,310	6,407,174
		1,068,363,743

Financial Services 6.5%
Acadian Asset Management, Inc.	127,333	5,709,612
Adamas Trust, Inc.	401,750	3,061,335
Affiliated Managers Group, Inc.	136,889	36,799,870
Alerus Financial Corp.	122,239	2,633,028
ALT5 Sigma Corp. *(a)	585,694	1,095,248
AlTi Global, Inc. *	213,411	862,180
Apollo Commercial Real Estate Finance, Inc.	625,472	6,336,031
Arbor Realty Trust, Inc. (a)	922,608	8,220,437
ARMOUR Residential REIT, Inc.	544,878	9,546,263
Artisan Partners Asset Management, Inc., Class A	339,816	14,095,568
Atlanticus Holdings Corp. *	26,862	1,583,515
B Riley Financial, Inc. *(a)	87,729	380,744
BGC Group, Inc., Class A	1,752,526	15,246,976
Blackstone Mortgage Trust, Inc., Class A	765,706	14,908,296
Bread Financial Holdings, Inc.	225,287	15,258,688
BrightSpire Capital, Inc.	620,725	3,482,267
Cannae Holdings, Inc.	241,927	3,895,025
Cantaloupe, Inc. *	281,390	3,002,431
Cass Information Systems, Inc.	56,632	2,378,544
Chime Financial, Inc., Class A *	162,551	3,434,703
Chimera Investment Corp.	394,552	5,046,320
Claros Mortgage Trust, Inc. *	620,864	2,067,477
Cohen & Steers, Inc.	132,175	8,360,069
Credit Acceptance Corp. *	30,265	13,981,522
Dave, Inc. *	52,915	11,549,228
Diamond Hill Investment Group, Inc.	12,064	1,423,552
DigitalBridge Group, Inc.	801,617	7,783,701
Donnelley Financial Solutions, Inc. *	132,428	6,496,918
Dynex Capital, Inc.	623,964	8,741,736
Ellington Financial, Inc.	481,844	6,601,263
Enact Holdings, Inc.	141,754	5,487,297
Encore Capital Group, Inc. *	110,276	5,722,222
Enova International, Inc. *	120,648	15,815,746
Essent Group Ltd.	474,828	29,800,205
Euronet Worldwide, Inc. *	194,055	14,377,535
EVERTEC, Inc.	307,254	8,879,641
EZCORP, Inc., Class A *	278,008	5,359,994
Federal Agricultural Mortgage Corp., Class C	47,859	8,220,262
Federated Hermes, Inc.	355,689	17,844,917
FirstCash Holdings, Inc.	188,041	29,787,575
Flywire Corp. *	525,932	7,357,789
SECURITY	NUMBER OF SHARES	VALUE ($)
Forge Global Holdings, Inc. *	43,232	1,917,772
Franklin BSP Realty Trust, Inc.	393,786	4,103,250
Galaxy Digital, Inc., Class A *	827,954	22,015,297
GCM Grosvenor, Inc., Class A	254,416	2,793,488
Granite Point Mortgage Trust, Inc.	247,314	694,952
Green Dot Corp., Class A *	244,101	3,068,350
HA Sustainable Infrastructure Capital, Inc.	597,702	20,537,041
Hamilton Lane, Inc., Class A	194,404	24,093,460
Innventure, Inc. *(a)	146,686	843,444
International Money Express, Inc. *	145,039	2,210,394
Invesco Mortgage Capital, Inc.	318,494	2,611,651
Jackson Financial, Inc., Class A	334,763	32,810,122
Janus Henderson Group PLC	600,037	26,227,617
Jefferson Capital, Inc. (a)	50,613	1,061,355
KKR Real Estate Finance Trust, Inc.	268,987	2,283,700
Ladder Capital Corp.	528,709	5,842,234
Lazard, Inc., Class A	542,283	27,385,291
LendingClub Corp. *	550,680	9,967,308
LendingTree, Inc. *	53,673	3,060,971
Marqeta, Inc., Class A *	1,872,314	8,968,384
Merchants Bancorp	141,396	4,622,235
MFA Financial, Inc.	499,696	4,807,075
MGIC Investment Corp.	1,110,522	31,483,299
Miami International Holdings, Inc. *	72,174	3,291,856
Moelis & Co., Class A	356,368	22,868,135
Navient Corp.	333,054	4,129,870
NCR Atleos Corp. *	353,426	13,101,502
Nelnet, Inc., Class A	67,301	8,697,981
NerdWallet, Inc., Class A *	182,258	2,735,693
NewtekOne, Inc.	119,178	1,272,821
NMI Holdings, Inc., Class A *	372,757	14,220,680
OneMain Holdings, Inc.	571,256	35,435,010
Open Lending Corp., Class A *	489,676	935,281
Oppenheimer Holdings, Inc., Class A	28,882	1,964,842
Orchid Island Capital, Inc. (a)	648,937	4,691,814
P10, Inc., Class A	299,871	2,812,790
Paymentus Holdings, Inc., Class A *	198,193	6,881,261
Payoneer Global, Inc. *	1,399,714	8,090,347
PennyMac Financial Services, Inc.	139,195	18,731,471
PennyMac Mortgage Investment Trust	423,318	5,435,403
Perella Weinberg Partners, Class A	299,654	5,471,682
Piper Sandler Cos.	79,966	26,860,579
PJT Partners, Inc., Class A	116,798	19,623,232
PRA Group, Inc. *	187,172	3,032,186
Priority Technology Holdings, Inc. *	129,284	756,311
PROG Holdings, Inc.	189,624	5,457,379
Radian Group, Inc.	651,034	23,144,259
Ready Capital Corp.	735,649	1,861,192
Redwood Trust, Inc.	619,167	3,411,610
Remitly Global, Inc. *	811,680	10,994,206
Repay Holdings Corp. *	322,910	1,072,061
Rithm Capital Corp.	2,548,242	29,279,301
Rocket Cos., Inc., Class A	4,614,348	92,194,673
Sezzle, Inc. *	81,660	5,042,505
Shift4 Payments, Inc., Class A *(a)	324,108	23,912,688
SLM Corp.	1,002,417	29,370,818
StepStone Group, Inc., Class A	347,186	21,928,268
StoneX Group, Inc. *	223,076	20,212,916
Sui Group Holdings Ltd. *	158,778	317,556
TPG RE Finance Trust, Inc.	384,695	3,496,878
TPG, Inc.	597,792	35,317,551
Two Harbors Investment Corp.	499,209	5,061,979
Upstart Holdings, Inc. *	406,834	18,291,257
UWM Holdings Corp.	985,763	5,766,714
Velocity Financial, Inc. *	45,828	885,855
Victory Capital Holdings, Inc., Class A	237,300	14,923,797
Virtu Financial, Inc., Class A	381,966	13,659,104

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virtus Investment Partners, Inc.	30,404	4,852,174
Walker & Dunlop, Inc.	163,821	10,589,389
Waterstone Financial, Inc.	71,430	1,118,594
Western Union Co.	1,550,443	13,628,394
WEX, Inc. *	164,801	24,449,876
WisdomTree, Inc.	577,598	6,376,682
World Acceptance Corp. *	15,029	2,324,385
		1,256,027,228

Food, Beverage & Tobacco 1.3%
B&G Foods, Inc.	385,112	1,775,366
Beyond Meat, Inc. *(a)	378,706	371,814
Boston Beer Co., Inc., Class A *	37,983	7,399,088
BRC, Inc., Class A *	456,326	579,534
Calavo Growers, Inc.	79,893	1,637,008
Cal-Maine Foods, Inc.	219,289	18,271,160
Darling Ingredients, Inc. *	762,382	27,910,805
Flowers Foods, Inc.	1,016,419	10,906,176
Fresh Del Monte Produce, Inc.	158,794	5,738,815
Freshpet, Inc. *	234,014	13,376,240
Hain Celestial Group, Inc. *	444,303	488,733
Ingredion, Inc.	308,347	33,159,636
J&J Snack Foods Corp.	74,639	6,892,912
John B Sanfilippo & Son, Inc.	43,857	3,185,334
Marzetti Co.	98,416	16,429,567
MGP Ingredients, Inc.	69,834	1,592,914
Mission Produce, Inc. *	202,663	2,436,009
National Beverage Corp. *	111,818	3,808,521
Post Holdings, Inc. *	229,549	23,879,982
Seaboard Corp.	1,257	5,882,220
Seneca Foods Corp., Class A *	24,926	3,014,800
Simply Good Foods Co. *	443,826	8,734,496
SunOpta, Inc. *	455,135	1,711,308
Tootsie Roll Industries, Inc.	94,173	3,612,476
TreeHouse Foods, Inc. *	215,693	5,152,906
Turning Point Brands, Inc.	86,507	8,664,541
Universal Corp.	120,221	6,342,860
Utz Brands, Inc.	373,470	3,618,924
Vita Coco Co., Inc. *	210,171	11,225,233
Vital Farms, Inc. *	178,112	5,824,262
Westrock Coffee Co. *(a)	179,820	782,217
		244,405,857

Health Care Equipment & Services 5.5%
Acadia Healthcare Co., Inc. *	443,140	7,622,008
AdaptHealth Corp. *	513,663	4,961,985
Addus HomeCare Corp. *	87,275	10,490,455
agilon health, Inc. *	1,550,227	1,009,353
AirSculpt Technologies, Inc. *(a)	78,228	276,145
Alignment Healthcare, Inc. *	694,385	13,339,136
Alphatec Holdings, Inc. *	547,106	12,337,240
AMN Healthcare Services, Inc. *	184,106	3,065,365
AngioDynamics, Inc. *	194,836	2,415,966
Ardent Health, Inc. *	115,777	1,016,522
Artivion, Inc. *	199,434	9,305,590
Astrana Health, Inc. *	206,695	4,762,253
AtriCure, Inc. *	238,762	8,624,083
Avanos Medical, Inc. *	222,877	2,616,576
Aveanna Healthcare Holdings, Inc. *	340,230	3,177,748
Axogen, Inc. *	220,860	6,327,639
Beta Bionics, Inc. *	189,928	5,952,344
Bioventus, Inc., Class A *	229,983	1,745,571
BrightSpring Health Services, Inc. *	533,726	19,299,532
Brookdale Senior Living, Inc. *	1,147,682	12,773,701
Butterfly Network, Inc. *	986,866	3,059,285
Castle Biosciences, Inc. *	139,204	5,561,200
Ceribell, Inc. *	99,306	1,685,223
SECURITY	NUMBER OF SHARES	VALUE ($)
Certara, Inc. *	578,465	5,298,739
Cerus Corp. *	922,653	1,623,869
Claritev Corp. *	36,292	1,962,308
Clover Health Investments Corp. *	1,895,712	4,720,323
Community Health Systems, Inc. *	549,376	1,900,841
Concentra Group Holdings Parent, Inc.	572,113	11,762,643
CONMED Corp.	148,457	6,446,003
CorVel Corp. *	150,333	11,001,369
Cross Country Healthcare, Inc. *	148,316	1,521,722
Definitive Healthcare Corp. *	202,618	575,435
Dentsply Sirona, Inc.	957,923	10,862,847
DocGo, Inc. *	438,652	451,812
Doximity, Inc., Class A *	656,835	33,787,592
Embecta Corp.	280,717	3,580,545
Enovis Corp. *	274,736	8,316,259
Ensign Group, Inc.	275,735	51,159,872
Envista Holdings Corp. *	800,951	16,739,876
Evolent Health, Inc., Class A *	563,334	2,366,003
Fulgent Genetics, Inc. *	97,252	2,876,714
GeneDx Holdings Corp. *	102,148	17,053,609
Glaukos Corp. *	276,371	29,375,474
Globus Medical, Inc., Class A *	542,070	49,350,053
GoodRx Holdings, Inc., Class A *	422,301	1,186,666
Guardant Health, Inc. *	599,988	65,050,699
Haemonetics Corp. *	231,355	18,820,729
Health Catalyst, Inc. *	348,710	1,042,643
HealthEquity, Inc. *	416,301	43,786,539
HealthStream, Inc.	114,166	2,871,275
HeartFlow, Inc. *	81,333	2,622,989
Hims & Hers Health, Inc. *	995,106	39,565,415
Hinge Health, Inc., Class A *	71,790	3,511,249
ICU Medical, Inc. *	118,659	17,613,742
Innovage Holding Corp. *	106,082	560,113
Inspire Medical Systems, Inc. *	129,256	16,080,739
Integer Holdings Corp. *	168,286	12,146,884
Integra LifeSciences Holdings Corp. *	321,519	4,218,329
iRadimed Corp.	38,668	3,604,631
iRhythm Technologies, Inc. *	154,813	29,106,392
Kestra Medical Technologies Ltd. *	60,439	1,630,644
Kindly MD, Inc. *	1,798,612	899,306
Lantheus Holdings, Inc. *	328,080	19,314,070
LeMaitre Vascular, Inc.	100,115	8,304,539
LifeStance Health Group, Inc. *	838,584	5,450,796
LivaNova PLC *	262,199	16,730,918
Merit Medical Systems, Inc. *	284,538	24,638,145
National HealthCare Corp.	59,618	8,125,337
National Research Corp.	64,851	1,101,819
Neogen Corp. *	1,041,060	6,225,539
NeoGenomics, Inc. *	619,527	7,496,277
Novocure Ltd. *	488,299	6,255,110
Omada Health, Inc. *(a)	38,432	719,831
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	220,444	8,048,410
OPKO Health, Inc. *	2,128,522	2,894,790
Option Care Health, Inc. *	782,667	24,340,944
OraSure Technologies, Inc. *	352,004	837,770
Orchestra BioMed Holdings, Inc. *	179,232	953,514
Orthofix Medical, Inc. *	190,093	3,058,596
OrthoPediatrics Corp. *	80,858	1,495,064
Owens & Minor, Inc. *	354,131	963,236
PACS Group, Inc. *	207,917	6,946,507
Pediatrix Medical Group, Inc. *	409,953	9,875,768
Pennant Group, Inc. *	166,006	4,598,366
Phreesia, Inc. *	271,338	5,559,716
Privia Health Group, Inc. *	553,763	13,495,204
PROCEPT BioRobotics Corp. *	267,173	8,464,041
Progyny, Inc. *	384,712	10,144,855

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pulse Biosciences, Inc. *(a)	87,163	1,193,262
QuidelOrtho Corp. *	325,806	8,910,794
RadNet, Inc. *	333,656	27,623,380
RxSight, Inc. *	171,906	1,963,167
Schrodinger, Inc. *	269,081	4,725,062
Select Medical Holdings Corp.	533,262	8,260,228
Semler Scientific, Inc. *	62,324	1,353,677
Senseonics Holdings, Inc. *(a)	180,394	1,114,835
SI-BONE, Inc. *	184,184	3,584,221
Sight Sciences, Inc. *	164,365	1,374,091
Simulations Plus, Inc. *	81,834	1,391,178
STAAR Surgical Co. *	237,935	6,314,795
Surgery Partners, Inc. *	360,238	6,149,263
Tandem Diabetes Care, Inc. *	324,068	6,808,669
Teladoc Health, Inc. *	847,115	6,429,603
Teleflex, Inc.	212,547	24,319,628
TransMedics Group, Inc. *	163,750	23,958,263
Treace Medical Concepts, Inc. *	231,102	688,684
TruBridge, Inc. *	47,593	1,045,142
U.S. Physical Therapy, Inc.	72,931	5,385,954
UFP Technologies, Inc. *	37,232	8,440,122
Varex Imaging Corp. *	198,792	2,300,023
Waystar Holding Corp. *	552,475	20,391,852
		1,058,242,867

Household & Personal Products 0.6%
Beauty Health Co. *	412,759	610,883
BellRing Brands, Inc. *	605,243	18,695,956
Central Garden & Pet Co. *	39,117	1,336,237
Central Garden & Pet Co., Class A *	249,584	7,722,129
Coty, Inc., Class A *	1,775,818	5,895,716
Edgewell Personal Care Co.	221,641	3,958,508
elf Beauty, Inc. *	284,961	21,705,479
Energizer Holdings, Inc.	291,724	5,318,129
Herbalife Ltd. *	494,696	6,297,480
Interparfums, Inc.	87,882	7,142,170
Medifast, Inc. *(b)	51,145	561,061
Nu Skin Enterprises, Inc., Class A	237,014	2,344,068
Oil-Dri Corp. of America	49,780	2,709,525
Olaplex Holdings, Inc. *	615,156	701,278
Reynolds Consumer Products, Inc.	264,305	6,602,339
Spectrum Brands Holdings, Inc.	117,217	6,956,829
USANA Health Sciences, Inc. *	51,983	1,031,863
WD-40 Co.	65,007	12,728,371
		112,318,021

Insurance 3.0%
Abacus Global Management, Inc. *	153,748	1,019,349
American Integrity Insurance Group, Inc. *	33,417	706,435
AMERISAFE, Inc.	91,046	3,714,677
Assured Guaranty Ltd.	215,000	19,466,100
Ategrity Specialty Holdings LLC *(a)	31,789	604,945
Axis Capital Holdings Ltd.	376,571	38,500,619
Baldwin Insurance Group, Inc., Class A *	342,418	9,762,337
Bowhead Specialty Holdings, Inc. *	81,285	2,263,787
Brighthouse Financial, Inc. *	275,693	18,071,676
CNO Financial Group, Inc.	465,942	19,071,006
Donegal Group, Inc., Class A	80,954	1,629,604
Donegal Group, Inc., Class B	4,332	74,467
Employers Holdings, Inc.	112,662	4,489,581
F&G Annuities & Life, Inc.	103,766	3,352,680
First American Financial Corp.	489,186	32,168,871
Genworth Financial, Inc., Class A *	1,970,796	17,106,509
Goosehead Insurance, Inc., Class A	121,728	8,709,638
Hagerty, Inc., Class A *	175,748	2,347,993
SECURITY	NUMBER OF SHARES	VALUE ($)
Hanover Insurance Group, Inc.	172,018	31,917,940
HCI Group, Inc.	51,684	9,186,831
Heritage Insurance Holdings, Inc. *	106,963	3,107,275
Hippo Holdings, Inc. *	99,701	3,268,199
Horace Mann Educators Corp.	195,486	8,949,349
James River Group Holdings, Inc.	219,925	1,295,358
Kemper Corp.	303,080	12,341,418
Lemonade, Inc. *	302,984	23,669,110
Lincoln National Corp.	812,919	33,443,488
MBIA, Inc. *	224,011	1,691,283
Mercury General Corp.	127,771	11,898,036
Octave Specialty Group, Inc. *	223,388	2,008,258
Oscar Health, Inc., Class A *	1,006,422	18,085,403
Palomar Holdings, Inc. *	128,714	15,987,566
Primerica, Inc.	155,955	40,130,341
ProAssurance Corp. *	246,816	5,943,329
RLI Corp.	441,512	27,223,630
Root, Inc., Class A *	65,463	5,295,302
Ryan Specialty Holdings, Inc.	541,530	31,446,647
Safety Insurance Group, Inc.	71,380	5,426,308
Selective Insurance Group, Inc.	292,363	22,968,037
Selectquote, Inc. *	680,658	986,954
SiriusPoint Ltd. *	498,661	10,372,149
Skyward Specialty Insurance Group, Inc. *	180,793	8,851,625
Slide Insurance Holdings, Inc. *	117,105	1,977,904
Stewart Information Services Corp.	134,541	10,309,877
Tiptree, Inc.	111,938	2,102,196
Trupanion, Inc. *	161,052	5,683,525
United Fire Group, Inc.	105,607	3,859,936
Universal Insurance Holdings, Inc.	121,964	4,040,667
White Mountains Insurance Group Ltd.	12,262	24,821,354
		571,349,569

Materials 4.2%
AdvanSix, Inc.	127,782	1,966,565
Alpha Metallurgical Resources, Inc. *	52,743	8,397,213
Ashland, Inc.	219,518	11,612,502
ASP Isotopes, Inc. *	465,439	2,895,031
Aspen Aerogels, Inc. *	333,046	1,072,408
Avient Corp.	441,703	13,511,695
Balchem Corp.	155,926	24,357,200
Cabot Corp.	256,334	16,038,818
Celanese Corp.	526,058	21,910,316
Century Aluminum Co. *	255,101	7,645,377
Chemours Co.	718,250	9,186,417
Clearwater Paper Corp. *	77,592	1,411,398
Cleveland-Cliffs, Inc. *	2,744,547	35,788,893
Coeur Mining, Inc. *	3,095,181	53,453,776
Commercial Metals Co.	537,993	34,313,194
Compass Minerals International, Inc. *	165,698	3,146,605
Eagle Materials, Inc.	156,334	34,975,042
Ecovyst, Inc. *	547,652	5,038,398
Element Solutions, Inc.	1,091,812	28,299,767
FMC Corp.	599,980	8,573,714
Graphic Packaging Holding Co.	1,425,267	23,060,820
Greif, Inc., Class A	149,350	9,801,840
Hawkins, Inc.	100,344	13,046,727
HB Fuller Co.	260,147	15,161,367
Hecla Mining Co.	3,180,760	53,500,383
Huntsman Corp.	784,316	8,172,573
Ingevity Corp. *	174,982	9,139,310
Innospec, Inc.	119,347	8,922,382
Ivanhoe Electric, Inc. *	507,226	7,258,404
Kaiser Aluminum Corp.	77,678	7,460,972
Knife River Corp. *	272,228	20,373,544

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Koppers Holdings, Inc.	93,942	2,787,259
Kronos Worldwide, Inc.	110,190	558,663
Louisiana-Pacific Corp.	304,753	24,992,794
LSB Industries, Inc. *	256,797	2,293,197
Materion Corp.	99,465	12,153,628
Mativ Holdings, Inc.	263,189	3,287,231
McEwen, Inc. *	217,313	4,044,195
Mercer International, Inc.	220,318	398,776
Metallus, Inc. *	171,769	2,904,614
Minerals Technologies, Inc.	150,450	8,823,892
Myers Industries, Inc.	179,052	3,233,679
NewMarket Corp.	37,572	28,687,349
O-I Glass, Inc. *	745,639	10,051,214
Olin Corp.	553,774	11,684,631
Orion SA	270,248	1,372,860
Perimeter Solutions, Inc. *	668,190	18,629,137
PureCycle Technologies, Inc. *	683,232	6,012,442
Quaker Chemical Corp.	65,974	9,094,516
Ramaco Resources, Inc., Class A *	214,529	3,365,960
Ranpak Holdings Corp. *	200,678	991,349
Ryerson Holding Corp.	130,878	3,001,033
Scotts Miracle-Gro Co.	214,669	12,154,559
Sealed Air Corp.	708,749	30,440,770
Sensient Technologies Corp.	204,863	19,972,094
Silgan Holdings, Inc.	428,669	16,992,439
Sonoco Products Co.	473,882	19,983,604
Stepan Co.	103,247	4,680,187
SunCoke Energy, Inc.	407,510	2,656,965
Sylvamo Corp.	162,867	7,715,010
TriMas Corp.	154,142	5,251,618
Tronox Holdings PLC	572,271	2,369,202
U.S. Lime & Minerals, Inc.	50,783	6,173,689
USA Rare Earth, Inc. *(a)	280,085	3,767,143
Valhi, Inc.	10,863	137,743
Warrior Met Coal, Inc.	252,549	19,772,061
Worthington Steel, Inc.	156,097	5,268,274
		815,196,428

Media & Entertainment 2.3%
Advantage Solutions, Inc. *	506,985	481,433
AMC Entertainment Holdings, Inc., Class A *	2,459,850	6,026,632
AMC Networks, Inc., Class A *	151,705	1,353,209
Angi, Inc. *	176,265	2,012,946
Atlanta Braves Holdings, Inc., Class C *	274,373	10,920,045
Bumble, Inc., Class A *	348,688	1,237,842
Cable One, Inc.	22,174	2,598,571
Cargurus, Inc. *	408,394	14,408,140
Cars.com, Inc. *	273,935	3,177,646
Cinemark Holdings, Inc.	491,683	13,462,281
Clear Channel Outdoor Holdings, Inc. *	1,555,224	3,094,896
DoubleVerify Holdings, Inc. *	651,829	6,870,278
EchoStar Corp., Class A *	646,989	47,417,824
Emerald Holding, Inc.	66,795	244,470
Eventbrite, Inc., Class A *	393,134	978,904
EverQuote, Inc., Class A *	134,301	3,544,203
EW Scripps Co., Class A *(b)	326,928	1,382,905
fuboTV, Inc. *	1,644,064	4,997,955
Getty Images Holdings, Inc. *(a)	179,695	276,730
Gray Media, Inc.	412,933	2,031,630
Grindr, Inc. *	221,136	2,837,175
IAC, Inc. *	326,977	11,467,083
Ibotta, Inc., Class A *	68,916	1,644,336
iHeartMedia, Inc., Class A *	578,654	2,274,110
Integral Ad Science Holding Corp. *	373,501	3,839,590
John Wiley & Sons, Inc., Class A	200,573	7,292,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Live, Class C *	336,187	26,629,372
Lionsgate Studios Corp. *	1,097,736	8,189,111
Madison Square Garden Entertainment Corp. *	194,861	9,639,774
Madison Square Garden Sports Corp. *	86,193	19,654,590
Magnite, Inc. *	688,815	10,118,692
MediaAlpha, Inc., Class A *	157,430	2,008,807
MNTN, Inc., Class A *(a)	51,406	701,692
National CineMedia, Inc.	451,063	1,944,082
New York Times Co., Class A	779,556	50,281,362
Nexstar Media Group, Inc.	137,041	26,331,058
Nextdoor Holdings, Inc. *	1,098,343	1,922,100
NIQ Global Intelligence PLC *(a)	239,859	3,770,583
Optimum Communications, Inc., Class A *	1,283,572	2,438,787
Playtika Holding Corp.	289,458	1,172,305
PubMatic, Inc., Class A *	166,552	1,500,634
QuinStreet, Inc. *	273,343	3,815,868
Rumble, Inc. *(a)	540,441	3,658,786
Scholastic Corp.	107,834	3,185,416
Shutterstock, Inc.	115,224	2,398,964
Sinclair, Inc.	188,357	2,968,506
Sphere Entertainment Co. *	130,128	11,007,528
Stagwell, Inc. *	534,446	2,864,631
TechTarget, Inc. *	137,535	719,308
TEGNA, Inc.	772,435	15,077,931
Thryv Holdings, Inc. *	198,853	1,119,542
TripAdvisor, Inc. *	557,400	8,288,538
Trump Media & Technology Group Corp. *	771,780	8,906,341
USA TODAY Co., Inc. *	591,712	2,964,477
Warner Music Group Corp., Class A	700,803	19,790,677
Webtoon Entertainment, Inc. *(a)	88,070	1,225,054
WideOpenWest, Inc. *	239,858	1,242,464
Yelp, Inc. *	287,677	8,316,742
Ziff Davis, Inc. *	196,772	6,458,057
ZipRecruiter, Inc., Class A *	304,572	1,446,717
ZoomInfo Technologies, Inc. *	1,346,500	13,357,280
		440,989,444

Pharmaceuticals, Biotechnology & Life Sciences 10.4%
10X Genomics, Inc., Class A *	550,744	10,359,495
4D Molecular Therapeutics, Inc. *	176,831	2,061,849
Absci Corp. *(a)	626,799	1,986,953
ACADIA Pharmaceuticals, Inc. *	599,606	15,014,134
Adaptive Biotechnologies Corp. *	562,585	11,060,421
ADMA Biologics, Inc. *	1,151,299	22,081,915
Agios Pharmaceuticals, Inc. *	279,088	8,149,370
Akebia Therapeutics, Inc. *	1,269,235	2,005,391
Akero Therapeutics, Inc. *	354,863	19,290,353
Alector, Inc. *	414,126	550,788
Alkermes PLC *	796,067	23,547,662
Allogene Therapeutics, Inc. *	779,635	1,138,267
Alumis, Inc. *(a)	290,380	2,227,215
Amicus Therapeutics, Inc. *	1,480,258	14,698,962
Amneal Pharmaceuticals, Inc. *	814,508	10,197,640
Amphastar Pharmaceuticals, Inc. *	171,691	4,755,841
Amylyx Pharmaceuticals, Inc. *	389,515	5,834,935
AnaptysBio, Inc. *	95,100	3,960,915
Anavex Life Sciences Corp. *(a)	413,471	1,583,594
ANI Pharmaceuticals, Inc. *	82,969	7,039,920
Anika Therapeutics, Inc. *	67,026	662,217
Annexon, Inc. *	491,920	2,213,640
Apellis Pharmaceuticals, Inc. *	491,106	10,460,558
Apogee Therapeutics, Inc. *	225,265	16,212,322

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arbutus Biopharma Corp. *	738,181	3,255,378
Arcellx, Inc. *	200,725	14,594,715
Arcturus Therapeutics Holdings, Inc. *	119,803	813,462
Arcus Biosciences, Inc. *	397,992	10,387,591
Arcutis Biotherapeutics, Inc. *	523,955	16,059,221
Ardelyx, Inc. *	1,156,966	6,710,403
ArriVent Biopharma, Inc. *	143,673	3,295,859
Arrowhead Pharmaceuticals, Inc. *	666,072	35,101,994
ARS Pharmaceuticals, Inc. *	312,608	2,982,280
Arvinas, Inc. *	353,386	4,447,363
Astria Therapeutics, Inc. *	218,049	2,758,320
Atea Pharmaceuticals, Inc. *	347,643	1,077,693
Avadel Pharmaceuticals PLC *	466,118	10,016,876
Avidity Biosciences, Inc. *	649,620	46,577,754
Axsome Therapeutics, Inc. *	201,950	30,595,425
Azenta, Inc. *	195,958	6,968,266
Beam Therapeutics, Inc. *	473,188	11,985,852
Bicara Therapeutics, Inc. *	152,033	2,821,732
BioAge Labs, Inc. *(a)	124,006	1,176,817
BioCryst Pharmaceuticals, Inc. *	1,007,210	7,231,768
Biohaven Ltd. *	532,283	5,338,798
BioLife Solutions, Inc. *	187,101	4,958,176
BridgeBio Oncology Therapeutics, Inc. *(a)	228,378	2,811,333
Bridgebio Pharma, Inc. *	809,131	58,265,523
Bruker Corp.	533,801	26,054,827
C4 Therapeutics, Inc. *	280,671	760,618
CareDx, Inc. *	255,247	4,561,264
Caribou Biosciences, Inc. *	427,342	829,043
Catalyst Pharmaceuticals, Inc. *	552,087	12,924,357
Celcuity, Inc. *	158,960	16,077,214
Celldex Therapeutics, Inc. *	318,971	8,618,596
CG oncology, Inc. *	311,193	13,953,894
Cidara Therapeutics, Inc. *	86,841	19,094,599
Cogent Biosciences, Inc. *	719,771	28,949,190
Coherus Oncology, Inc. *(a)	544,069	739,934
Collegium Pharmaceutical, Inc. *	150,931	7,045,459
Contineum Therapeutics, Inc., Class A *	83,125	920,194
Corcept Therapeutics, Inc. *	451,864	35,878,002
CorMedix, Inc. *(a)	332,843	3,265,190
Crinetics Pharmaceuticals, Inc. *	454,208	20,693,716
CRISPR Therapeutics AG *	437,313	23,383,126
CryoPort, Inc. *	239,310	2,302,162
Cullinan Therapeutics, Inc. *	247,390	2,812,824
Cytek Biosciences, Inc. *	534,554	3,020,230
Cytokinetics, Inc. *	576,063	39,247,172
Day One Biopharmaceuticals, Inc. *	355,809	3,376,627
Denali Therapeutics, Inc. *	667,082	12,988,087
Design Therapeutics, Inc. *	146,070	1,371,597
Dianthus Therapeutics, Inc. *	128,263	5,641,007
Disc Medicine, Inc. *	150,734	14,072,526
Dynavax Technologies Corp. *	478,676	5,442,546
Dyne Therapeutics, Inc. *	593,908	13,006,585
Edgewise Therapeutics, Inc. *	354,144	9,221,910
Editas Medicine, Inc. *	432,811	1,043,074
Emergent BioSolutions, Inc. *	256,777	2,868,199
Enanta Pharmaceuticals, Inc. *	97,000	1,369,640
Enliven Therapeutics, Inc. *	212,841	4,597,366
Entrada Therapeutics, Inc. *	114,039	1,171,181
Erasca, Inc. *	1,021,727	3,238,875
Ethzilla Corp. *(a)	68,085	727,148
Evolus, Inc. *	310,653	2,224,275
EyePoint Pharmaceuticals, Inc. *	311,120	4,613,910
Fate Therapeutics, Inc. *	510,034	581,439
Fortrea Holdings, Inc. *	435,386	5,533,756
Fulcrum Therapeutics, Inc. *	174,520	1,909,249
Geron Corp. *	2,568,403	3,030,716
SECURITY	NUMBER OF SHARES	VALUE ($)
Ginkgo Bioworks Holdings, Inc. *	201,799	1,872,695
Gossamer Bio, Inc. *	991,936	3,313,066
GRAIL, Inc. *	131,513	14,517,720
Gyre Therapeutics, Inc. *(a)	100,382	777,960
Halozyme Therapeutics, Inc. *	563,226	40,214,336
Harmony Biosciences Holdings, Inc. *	191,082	6,743,284
Harrow, Inc. *	159,174	6,650,290
Heron Therapeutics, Inc. *	736,191	853,982
Humacyte, Inc. *(a)	625,088	843,869
Ideaya Biosciences, Inc. *	421,131	15,000,686
ImmunityBio, Inc. *(a)	1,404,257	3,314,047
Immunome, Inc. *	387,989	7,146,757
Immunovant, Inc. *	317,279	7,662,288
Indivior PLC *	599,200	20,133,120
Innoviva, Inc. *	287,536	6,248,157
Intellia Therapeutics, Inc. *	514,847	4,628,475
Ionis Pharmaceuticals, Inc. *	766,426	63,406,423
Iovance Biotherapeutics, Inc. *	1,454,858	3,593,499
Ironwood Pharmaceuticals, Inc. *	697,593	2,441,575
Janux Therapeutics, Inc. *	230,522	7,858,495
KalVista Pharmaceuticals, Inc. *	186,741	2,702,142
Keros Therapeutics, Inc. *	124,096	2,169,198
Kodiak Sciences, Inc. *	158,024	3,631,391
Krystal Biotech, Inc. *	124,126	27,059,468
Kura Oncology, Inc. *	415,920	5,049,269
Kymera Therapeutics, Inc. *	257,492	17,478,557
Kyverna Therapeutics, Inc. *	109,746	841,752
LENZ Therapeutics, Inc. *(a)	95,776	2,923,084
Lexicon Pharmaceuticals, Inc. *	935,431	1,337,666
Ligand Pharmaceuticals, Inc. *	94,472	19,194,821
Liquidia Corp. *	326,414	10,650,889
Lyell Immunopharma, Inc. *	61,882	1,485,168
Madrigal Pharmaceuticals, Inc. *	88,009	52,539,613
MannKind Corp. *	1,472,813	7,879,550
Maravai LifeSciences Holdings, Inc., Class A *	591,938	2,142,816
Maze Therapeutics, Inc. *	92,523	3,492,743
MBX Biosciences, Inc. *	120,393	4,152,355
Mesa Laboratories, Inc.	26,588	2,132,358
MiMedx Group, Inc. *	560,295	3,854,830
Mind Medicine MindMed, Inc. *	453,795	5,740,507
Mineralys Therapeutics, Inc. *	255,818	11,030,872
Mirum Pharmaceuticals, Inc. *	207,485	15,156,779
Monte Rosa Therapeutics, Inc. *	231,174	3,738,084
Myriad Genetics, Inc. *	446,003	3,403,003
Nektar Therapeutics *	91,270	5,951,717
Neumora Therapeutics, Inc. *	417,810	935,894
Niagen Bioscience, Inc. *	267,317	1,809,736
Novavax, Inc. *	779,114	5,492,754
Nurix Therapeutics, Inc. *	455,453	8,052,409
Nuvalent, Inc., Class A *	247,901	27,107,974
Nuvation Bio, Inc. *	1,149,083	9,227,136
Ocular Therapeutix, Inc. *	814,756	9,899,285
Olema Pharmaceuticals, Inc. *	193,683	5,485,103
Omeros Corp. *(a)	326,865	3,167,322
OmniAb, Inc. *	499,309	903,749
Organogenesis Holdings, Inc. *	370,792	1,920,703
Organon & Co.	1,248,467	9,625,681
ORIC Pharmaceuticals, Inc. *	367,780	4,369,226
Oruka Therapeutics, Inc. *	145,828	4,389,423
Pacific Biosciences of California, Inc. *	1,442,385	3,346,333
Pacira BioSciences, Inc. *	215,561	5,080,773
Perrigo Co. PLC	660,673	8,819,985
Perspective Therapeutics, Inc. *	289,288	679,827
Phathom Pharmaceuticals, Inc. *	218,544	3,413,657
Phibro Animal Health Corp., Class A	97,679	4,090,796
Praxis Precision Medicines, Inc. *	109,043	21,422,588
Precigen, Inc. *	713,797	2,733,842

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prestige Consumer Healthcare, Inc. *	236,403	14,077,799
Prime Medicine, Inc. *	309,279	1,181,446
ProKidney Corp. *(a)	507,534	1,126,725
Protagonist Therapeutics, Inc. *	281,850	25,366,500
Prothena Corp. PLC *	205,410	2,208,157
PTC Therapeutics, Inc. *	382,868	32,922,819
Quanterix Corp. *	207,562	1,506,900
Rapport Therapeutics, Inc. *	133,036	3,952,500
Recursion Pharmaceuticals, Inc., Class A *	2,050,318	9,492,972
REGENXBIO, Inc. *	226,184	3,028,604
Relay Therapeutics, Inc. *	627,445	4,969,364
Replimune Group, Inc. *	340,454	3,404,540
Revolution Medicines, Inc. *	845,152	65,719,019
Rezolute, Inc. *	375,250	3,647,430
Rhythm Pharmaceuticals, Inc. *	290,964	31,741,263
Rigel Pharmaceuticals, Inc. *	85,887	4,336,435
Rocket Pharmaceuticals, Inc. *	428,512	1,465,511
Sana Biotechnology, Inc. *	723,375	3,110,512
Sangamo Therapeutics, Inc. *	1,449,012	667,995
Sarepta Therapeutics, Inc. *	469,049	10,009,506
Savara, Inc. *	553,932	3,484,232
Scholar Rock Holding Corp. *	385,374	16,979,578
Septerna, Inc. *(a)	108,688	3,154,126
Seres Therapeutics, Inc. *(a)	31,217	561,594
SIGA Technologies, Inc.	195,415	1,184,215
Sionna Therapeutics, Inc. *(a)	67,570	2,944,025
Soleno Therapeutics, Inc. *	232,240	11,716,508
Sotera Health Co. *	995,698	17,404,801
Spyre Therapeutics, Inc. *	317,548	9,526,440
Standard BioTools, Inc. *	1,435,700	2,153,550
Stoke Therapeutics, Inc. *	236,660	7,315,161
Supernus Pharmaceuticals, Inc. *	269,291	12,276,977
Syndax Pharmaceuticals, Inc. *	413,474	8,195,055
Tango Therapeutics, Inc. *	389,029	4,244,306
Tarsus Pharmaceuticals, Inc. *	186,597	14,920,296
Taysha Gene Therapies, Inc. *	1,057,597	5,013,010
Terns Pharmaceuticals, Inc. *	326,613	9,181,091
TG Therapeutics, Inc. *	652,067	21,687,748
Theravance Biopharma, Inc. *	179,736	3,648,641
Third Harmonic Bio, Inc. *(c)	98,316	1,966
Travere Therapeutics, Inc. *	428,074	15,158,100
Trevi Therapeutics, Inc. *	473,185	6,241,310
Twist Bioscience Corp. *	289,706	9,273,489
Tyra Biosciences, Inc. *	116,353	2,624,924
Ultragenyx Pharmaceutical, Inc. *	462,770	16,081,257
uniQure NV *	291,431	8,017,267
Upstream Bio, Inc. *	162,503	4,647,586
Vanda Pharmaceuticals, Inc. *	287,647	1,541,788
Vaxcyte, Inc. *	563,000	27,930,430
Ventyx Biosciences, Inc. *	309,527	3,095,270
Vera Therapeutics, Inc. *	279,448	9,431,370
Veracyte, Inc. *	379,744	17,977,081
Vericel Corp. *	242,309	9,752,937
Viking Therapeutics, Inc. *	542,534	19,970,677
Vir Biotechnology, Inc. *	454,718	2,919,290
Viridian Therapeutics, Inc. *	397,641	12,708,606
WaVe Life Sciences Ltd. *	590,170	4,579,719
Xencor, Inc. *	341,744	5,919,006
Xeris Biopharma Holdings, Inc. *	774,720	5,562,490
Zenas Biopharma, Inc. *	106,834	4,148,364
		1,998,532,110

Real Estate Management & Development 0.7%
Anywhere Real Estate, Inc. *	466,627	6,649,435
Compass, Inc., Class A *	2,197,398	22,896,887
Cushman & Wakefield Ltd. *	1,116,870	18,707,572
eXp World Holdings, Inc. (a)	430,484	4,885,993
SECURITY	NUMBER OF SHARES	VALUE ($)
Forestar Group, Inc. *	94,245	2,405,132
FRP Holdings, Inc. *	58,902	1,373,006
Howard Hughes Holdings, Inc. *	149,054	13,344,805
Kennedy-Wilson Holdings, Inc.	573,926	5,584,300
Marcus & Millichap, Inc.	115,131	3,373,338
Newmark Group, Inc., Class A	746,062	12,966,558
Opendoor Technologies, Inc. *	3,216,181	24,764,594
RE/MAX Holdings, Inc., Class A *	96,417	792,548
RMR Group, Inc., Class A	77,887	1,187,777
Seaport Entertainment Group, Inc. *	36,233	777,560
Seritage Growth Properties, Class A *	198,793	743,486
St. Joe Co.	192,338	11,603,751
Tejon Ranch Co. *	122,110	1,981,845
		134,038,587

Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A *	252,808	8,446,315
Aehr Test Systems *	135,020	3,101,409
Allegro MicroSystems, Inc. *	595,339	15,889,598
Alpha & Omega Semiconductor Ltd. *	118,502	2,403,221
Ambarella, Inc. *	193,598	14,361,100
Ambiq Micro, Inc. *(a)	19,165	469,734
Amkor Technology, Inc.	548,796	19,970,686
Axcelis Technologies, Inc. *	150,859	12,486,599
Blaize Holdings, Inc. *(a)	234,682	586,705
CEVA, Inc. *	114,493	2,471,904
Cirrus Logic, Inc. *	247,417	29,774,162
Cohu, Inc. *	223,551	5,436,760
Diodes, Inc. *	222,923	10,301,272
Enphase Energy, Inc. *	630,521	18,190,531
FormFactor, Inc. *	372,069	20,471,236
Ichor Holdings Ltd. *	165,244	2,776,099
Impinj, Inc. *	124,916	21,469,313
indie Semiconductor, Inc., Class A *	951,803	3,388,419
Kulicke & Soffa Industries, Inc.	250,349	11,293,243
MACOM Technology Solutions Holdings, Inc. *	308,177	53,927,893
MaxLinear, Inc. *	397,720	6,192,500
MKS, Inc.	323,156	50,538,367
Navitas Semiconductor Corp. *(a)	879,470	7,686,568
Onto Innovation, Inc. *	235,523	33,717,473
PDF Solutions, Inc. *	153,182	4,151,232
Penguin Solutions, Inc. *	228,848	4,629,595
Photronics, Inc. *	288,656	6,613,109
Power Integrations, Inc.	271,466	9,121,258
Rambus, Inc. *	517,492	49,456,710
Rigetti Computing, Inc. *	1,559,339	39,872,298
Semtech Corp. *	416,344	30,876,071
Silicon Laboratories, Inc. *	157,658	20,114,008
SiTime Corp. *	105,036	31,269,217
SkyWater Technology, Inc. *	133,925	2,061,106
SolarEdge Technologies, Inc. *	285,137	10,416,055
Synaptics, Inc. *	185,043	12,677,296
Ultra Clean Holdings, Inc. *	217,255	5,509,587
Veeco Instruments, Inc. *	288,772	8,440,806
		590,559,455

Software & Services 7.2%
8x8, Inc. *	643,087	1,247,589
A10 Networks, Inc.	346,951	5,974,496
ACI Worldwide, Inc. *	495,912	23,238,436
Adeia, Inc.	524,995	6,494,188
Agilysys, Inc. *	121,853	14,983,045
Alarm.com Holdings, Inc. *	240,042	12,472,582
Alkami Technology, Inc. *	374,869	7,992,207
Amplitude, Inc., Class A *	446,436	4,589,362
Appfolio, Inc., Class A *	109,924	25,093,451

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Appian Corp., Class A *	193,651	7,823,500
Applied Digital Corp. *	1,121,987	30,405,848
Asana, Inc., Class A *	433,740	5,586,571
ASGN, Inc. *	210,242	9,462,992
Aurora Innovation, Inc. *	5,502,538	23,055,634
AvePoint, Inc. *	661,757	8,602,841
BigBear.ai Holdings, Inc. *(a)	1,780,390	11,287,673
Bill Holdings, Inc. *	440,679	22,100,052
Bit Digital, Inc. *	1,541,408	3,668,551
BitMine Immersion Technologies, Inc. *	835,614	27,675,536
Blackbaud, Inc. *	178,774	10,079,278
BlackLine, Inc. *	249,869	14,240,034
Blend Labs, Inc., Class A *	1,067,542	3,373,433
Box, Inc., Class A *	698,524	20,634,399
Braze, Inc., Class A *	386,980	11,106,326
C3.ai, Inc., Class A *	571,815	8,262,727
CCC Intelligent Solutions Holdings, Inc. *	2,858,487	21,295,728
Cipher Mining, Inc. *	1,402,114	28,533,020
Cleanspark, Inc. *	1,355,980	20,475,298
Clear Secure, Inc., Class A	416,866	14,798,743
Clearwater Analytics Holdings, Inc., Class A *	1,387,297	30,603,772
Commerce.com, Inc. *	337,314	1,548,271
Commvault Systems, Inc. *	214,401	26,478,523
Confluent, Inc., Class A *	1,405,680	31,276,380
Consensus Cloud Solutions, Inc. *	90,490	1,976,302
Core Scientific, Inc. *	1,472,773	24,875,136
CS Disco, Inc. *	121,848	872,432
Daily Journal Corp. *	4,405	2,019,208
Digimarc Corp. *	79,839	639,510
Digital Turbine, Inc. *	469,949	2,251,056
DigitalOcean Holdings, Inc. *	327,816	14,594,368
Dolby Laboratories, Inc., Class A	294,338	19,853,098
Domo, Inc., Class B *	159,800	1,828,112
Dropbox, Inc., Class A *	889,809	26,587,493
D-Wave Quantum, Inc. *	1,628,799	36,924,873
DXC Technology Co. *	864,598	11,412,694
EverCommerce, Inc. *(a)	88,623	769,248
Expensify, Inc., Class A *	262,047	406,173
Fastly, Inc., Class A *	665,133	7,755,451
Five9, Inc. *	370,880	7,265,539
Freshworks, Inc., Class A *	959,853	11,652,615
Gitlab, Inc., Class A *	667,011	27,387,472
Grid Dynamics Holdings, Inc. *	324,960	2,846,650
Hackett Group, Inc.	120,597	2,227,427
Hut 8 Corp. *	453,161	20,392,245
I3 Verticals, Inc., Class A *	100,138	2,370,266
Intapp, Inc. *	268,384	11,591,505
InterDigital, Inc.	124,165	44,420,029
Jamf Holding Corp. *	401,525	5,191,718
Kaltura, Inc. *	431,281	633,983
Klaviyo, Inc., Class A *	592,753	16,929,026
Kyndryl Holdings, Inc. *	1,110,831	28,692,765
Life360, Inc. *	373,843	29,761,641
LiveRamp Holdings, Inc. *	315,011	9,088,067
MARA Holdings, Inc. *	1,779,545	21,016,426
N-able, Inc. *	360,160	2,593,152
nCino, Inc. *	506,817	12,518,380
NCR Voyix Corp. *	663,428	6,707,257
NextNav, Inc. *	421,796	5,993,721
ON24, Inc. *	181,263	1,025,949
OneSpan, Inc.	184,535	2,251,327
Onestream, Inc. *	376,729	7,847,265
PagerDuty, Inc. *	442,279	5,307,348
PAR Technology Corp. *	194,819	6,723,204
Pegasystems, Inc.	444,959	24,370,404
Pivotal Software, Inc. *(c)	272,619	0
SECURITY	NUMBER OF SHARES	VALUE ($)
Porch Group, Inc. *	470,956	4,563,564
Progress Software Corp. *	207,052	8,574,023
PROS Holdings, Inc. *	231,555	5,381,338
Q2 Holdings, Inc. *	300,164	21,650,829
Qualys, Inc. *	173,551	24,444,658
Rackspace Technology, Inc. *	483,993	513,033
Rapid7, Inc. *	276,122	4,329,593
Red Violet, Inc.	62,828	3,404,649
RingCentral, Inc., Class A *	387,590	10,945,542
Riot Platforms, Inc. *	1,556,114	25,100,119
Samsara, Inc., Class A *	1,442,264	54,849,300
SEMrush Holdings, Inc., Class A *	213,431	2,524,889
SentinelOne, Inc., Class A *	1,529,505	24,793,276
ServiceTitan, Inc., Class A *	263,689	23,563,249
Silvaco Group, Inc. *	42,244	192,210
SoundHound AI, Inc., Class A *(a)	1,802,049	21,714,690
Sprinklr, Inc., Class A *	585,504	4,233,194
Sprout Social, Inc., Class A *	252,065	2,513,088
SPS Commerce, Inc. *	182,075	15,170,489
Telos Corp. *	255,539	1,477,015
Tenable Holdings, Inc. *	581,838	15,430,344
Teradata Corp. *	453,979	13,001,959
Terawulf, Inc. *	1,486,997	23,063,323
TON Strategy Co. *(a)	227,869	777,033
Tucows, Inc., Class A *	42,823	927,974
UiPath, Inc., Class A *	2,049,966	28,412,529
Unisys Corp. *	315,595	845,795
Varonis Systems, Inc. *	539,839	17,852,476
Vertex, Inc., Class A *	352,649	6,936,606
Weave Communications, Inc. *	316,070	2,016,527
Whitefiber, Inc. *(a)	45,087	966,214
Workiva, Inc. *	250,696	23,204,422
Xperi, Inc. *	227,756	1,318,707
Yext, Inc. *	499,183	4,203,121
Zeta Global Holdings Corp., Class A *	935,435	17,071,689
		1,379,998,488

Technology Hardware & Equipment 4.9%
908 Devices, Inc. *	135,866	862,749
ADTRAN Holdings, Inc. *	352,227	2,793,160
Advanced Energy Industries, Inc.	181,395	38,308,810
Aeva Technologies, Inc. *	124,195	1,384,774
Applied Optoelectronics, Inc. *	281,549	7,539,882
Arlo Technologies, Inc. *	500,832	7,262,064
Avnet, Inc.	402,911	19,142,302
Badger Meter, Inc.	141,609	25,282,871
Bel Fuse, Inc., Class B	57,108	8,796,345
Belden, Inc.	190,377	21,588,752
Benchmark Electronics, Inc.	172,363	7,744,270
Calix, Inc. *	285,393	15,773,671
Clearfield, Inc. *	55,160	1,619,498
CommScope Holding Co., Inc. *	1,069,042	21,102,889
CompoSecure, Inc., Class A *	226,038	4,491,375
Corsair Gaming, Inc. *	224,866	1,466,126
Crane NXT Co.	237,252	13,357,288
CTS Corp.	143,287	6,065,339
Daktronics, Inc. *	200,659	3,798,475
Diebold Nixdorf, Inc. *	176,045	11,358,423
Digi International, Inc. *	178,092	7,449,588
ePlus, Inc.	126,649	11,347,750
Evolv Technologies Holdings, Inc. *	659,998	4,217,387
Extreme Networks, Inc. *	634,085	11,096,488
Harmonic, Inc. *	545,018	5,210,372
Insight Enterprises, Inc. *	151,287	13,096,916
IPG Photonics Corp. *	121,577	9,682,392
Itron, Inc. *	219,636	21,752,749
Kimball Electronics, Inc. *	117,137	3,385,259
Knowles Corp. *	411,990	9,261,535

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lightwave Logic, Inc. *(a)	622,995	2,703,798
Littelfuse, Inc.	119,188	30,514,512
Lumentum Holdings, Inc. *	335,756	109,174,421
Methode Electronics, Inc.	169,558	1,285,250
MicroVision, Inc. *(a)	1,436,956	1,353,469
Mirion Technologies, Inc. *	1,181,970	30,754,859
Napco Security Technologies, Inc.	171,326	6,921,570
NETGEAR, Inc. *	139,191	3,681,602
NetScout Systems, Inc. *	327,932	8,814,812
nLight, Inc. *	239,717	8,445,230
Novanta, Inc. *	173,051	19,668,977
Ondas Holdings, Inc. *(a)	1,614,674	12,755,925
OSI Systems, Inc. *	75,897	20,556,702
Ouster, Inc. *	275,741	6,331,013
PC Connection, Inc.	54,906	3,186,744
Plexus Corp. *	129,730	18,544,904
Powerfleet, Inc. NJ *	564,113	2,803,642
Quantum Computing, Inc. *	652,897	7,638,895
Ralliant Corp.	542,143	26,765,600
Red Cat Holdings, Inc. *(a)	487,938	3,620,500
Ribbon Communications, Inc. *	443,280	1,267,781
Rogers Corp. *	80,802	6,772,016
Sandisk Corp. *	664,145	148,290,297
Sanmina Corp. *	256,490	40,054,761
ScanSource, Inc. *	99,669	4,098,389
SmartRent, Inc. *	829,018	1,425,911
TTM Technologies, Inc. *	497,914	34,943,605
Viasat, Inc. *	647,001	22,211,544
Viavi Solutions, Inc. *	1,072,162	19,234,586
Vishay Intertechnology, Inc.	591,938	8,091,792
Vontier Corp.	704,894	25,573,554
Xerox Holdings Corp.	563,291	1,565,949
		955,292,109

Telecommunication Services 0.9%
Anterix, Inc. *	89,382	1,837,694
Array Digital Infrastructure, Inc.	68,889	3,387,961
ATN International, Inc.	49,839	1,051,105
Bandwidth, Inc., Class A *	138,509	1,972,368
Cogent Communications Holdings, Inc.	228,053	4,351,251
Frontier Communications Parent, Inc. *	1,204,299	45,667,018
GCI Liberty, Inc., Class C *	125,560	4,183,659
Globalstar, Inc. *	243,192	14,773,914
Gogo, Inc. *	357,484	2,556,011
IDT Corp., Class B	98,715	4,913,046
Iridium Communications, Inc.	509,129	8,349,716
Liberty Global Ltd., Class C *	1,447,328	16,615,325
Liberty Latin America Ltd., Class C *	771,741	6,752,734
Lumen Technologies, Inc. *	4,544,663	36,857,217
Shenandoah Telecommunications Co.	218,222	2,385,166
Telephone & Data Systems, Inc.	473,301	19,059,831
Uniti Group, Inc.	858,131	5,466,294
		180,180,310

Transportation 1.6%
Alaska Air Group, Inc. *	554,753	23,776,714
Allegiant Travel Co. *	64,639	4,912,564
ArcBest Corp.	108,904	6,988,370
Arrive AI, Inc. *(a)	23,518	94,072
Avis Budget Group, Inc. *	81,104	11,020,411
Covenant Logistics Group, Inc., Class A	72,252	1,440,705
Forward Air Corp. *	105,312	2,419,017
Frontier Group Holdings, Inc. *	408,879	1,864,488
SECURITY	NUMBER OF SHARES	VALUE ($)
FTAI Infrastructure, Inc.	550,496	2,356,123
Genco Shipping & Trading Ltd.	180,874	3,422,136
GXO Logistics, Inc. *	550,292	27,921,816
Heartland Express, Inc.	219,363	1,724,193
Hertz Global Holdings, Inc. *(a)	595,935	3,122,699
Hub Group, Inc., Class A	292,980	11,300,239
JetBlue Airways Corp. *	1,395,518	6,377,517
Kirby Corp. *	268,369	30,465,249
Landstar System, Inc.	166,775	21,820,841
Lyft, Inc., Class A *	1,915,053	40,273,565
Marten Transport Ltd.	278,636	2,856,019
Matson, Inc.	153,203	16,696,063
Proficient Auto Logistics, Inc. *	111,656	911,113
RXO, Inc. *	786,910	10,402,950
Ryder System, Inc.	196,540	34,042,693
Schneider National, Inc., Class B	240,007	5,426,558
SkyWest, Inc. *	194,422	19,737,721
Sun Country Airlines Holdings, Inc. *	255,125	3,495,212
Universal Logistics Holdings, Inc. (a)	34,977	525,355
Werner Enterprises, Inc.	289,794	7,407,135
Wheels Up Experience, Inc. *(a)	437,260	335,204
		303,136,742

Utilities 2.8%
ALLETE, Inc.	278,241	18,814,656
American States Water Co.	184,902	13,640,221
Avista Corp.	389,375	16,112,338
Black Hills Corp.	350,924	25,894,682
California Water Service Group	286,130	12,981,718
Chesapeake Utilities Corp.	113,174	15,737,976
Clearway Energy, Inc., Class C	557,051	20,399,208
H2O America	158,355	7,352,423
Hallador Energy Co. *	167,001	3,405,150
Hawaiian Electric Industries, Inc. *	828,812	9,746,829
IDACORP, Inc.	260,315	34,304,311
MDU Resources Group, Inc.	985,195	21,004,357
MGE Energy, Inc.	175,366	14,523,812
Middlesex Water Co.	86,350	4,430,619
Montauk Renewables, Inc. *	317,788	517,994
National Fuel Gas Co.	435,218	35,883,724
New Jersey Resources Corp.	482,866	23,216,197
Northwest Natural Holding Co.	196,469	9,719,321
Northwestern Energy Group, Inc.	294,965	20,379,132
ONE Gas, Inc.	288,226	24,136,045
Ormat Technologies, Inc.	292,425	33,017,707
Otter Tail Corp.	201,304	16,547,189
Portland General Electric Co.	527,510	26,808,058
Southwest Gas Holdings, Inc.	307,997	25,579,151
Spire, Inc.	283,538	25,138,479
TXNM Energy, Inc.	455,899	26,647,297
UGI Corp.	1,035,088	40,937,730
Unitil Corp.	85,161	4,277,637
York Water Co.	70,619	2,304,298
		533,458,259
Total Common Stocks (Cost $16,065,407,255)		19,205,009,232

RIGHTS 0.0% OF NET ASSETS

Telecommunication Services 0.0%
GCI Liberty, Inc. expires 12/17/25 strike USD 27.200 *	48,231	299,032
Total Rights (Cost $0)		299,032

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	26,658,787	26,658,787
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	186,512,860	186,512,860
		213,171,647
Total Short-Term Investments (Cost $213,171,647)		213,171,647
Total Investments in Securities (Cost $16,278,578,902)		19,418,479,911

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	385	48,223,175	1,884,798

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $183,532,204.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$67,084	($10,211 )	($1,048 )	($159,452 )	$720,609	147,063	$—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	290,004	28,225	(514,201)	(5,554,081)	5,750,053	—	—	—

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	2,178,276	177,678	(354,119)	(2,433,846)	1,726,042	1,294,031	743,696	7,485

Household & Personal Products 0.0%
Medifast, Inc.	—	46,085	(7,270)	(543)	(156,894)	561,061	51,145	—

Media & Entertainment 0.0%
EW Scripps Co., Class A	—	127,012	(12,129)	2,488	409,315	1,382,905	326,928	—
Total	$2,468,280	$446,084	($897,930 )	($7,987,030 )	$7,569,064	$3,958,606		$7,485

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$14,768,235,767	$—	$—	$14,768,235,767
Health Care Equipment & Services	1,058,242,867	—	0 *	1,058,242,867
Pharmaceuticals, Biotechnology & Life Sciences	1,998,530,144	—	1,966	1,998,532,110
Software & Services	1,379,998,488	—	0 *	1,379,998,488
Rights
Telecommunication Services	299,032	—	—	299,032
Short-Term Investments [1]	213,171,647	—	—	213,171,647
Futures Contracts [2]	1,884,798	—	—	1,884,798
Total	$19,420,362,743	$—	$1,966	$19,420,364,709

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.4%
Autoliv, Inc.	2,020,186	238,361,746
Ford Motor Co.	111,755,442	1,484,112,270
		1,722,474,016

Banks 4.7%
1st Source Corp.	525,566	32,816,341
Bank OZK	3,026,511	139,280,036
Banner Corp.	989,526	62,152,128
Cathay General Bancorp	1,976,601	95,746,552
Central Pacific Financial Corp.	773,275	22,997,198
City Holding Co.	415,074	50,352,627
Columbia Banking System, Inc.	8,549,549	236,993,498
Comerica, Inc.	3,674,433	295,350,924
CVB Financial Corp.	3,703,704	72,888,895
East West Bancorp, Inc.	3,940,224	420,421,901
Fifth Third Bancorp	18,922,835	822,386,409
First Commonwealth Financial Corp.	2,980,653	48,435,611
First Financial Corp.	338,811	19,776,398
German American Bancorp, Inc.	1,070,011	42,479,437
International Bancshares Corp.	1,546,116	102,785,792
Lakeland Financial Corp.	728,257	42,428,253
Northwest Bancshares, Inc.	4,165,950	49,824,762
OFG Bancorp	1,274,564	50,638,428
Preferred Bank	327,999	30,966,386
Regions Financial Corp.	25,510,397	649,239,604
S&T Bancorp, Inc.	1,093,888	43,186,698
		3,331,147,878

Capital Goods 7.0%
Fastenal Co.	32,810,050	1,325,526,020
Lockheed Martin Corp.	5,873,635	2,689,302,521
MSC Industrial Direct Co., Inc., Class A	1,305,221	116,112,460
Snap-on, Inc.	1,491,300	507,116,565
Watsco, Inc.	997,851	345,655,587
		4,983,713,153

Commercial & Professional Services 1.6%
Ennis, Inc.	736,307	12,841,194
Insperity, Inc.	1,019,009	36,042,348
Kforce, Inc.	469,710	13,809,474
Paychex, Inc.	9,269,189	1,035,275,720
Robert Half, Inc.	2,859,933	77,332,588
		1,175,301,324

Consumer Discretionary Distribution & Retail 4.4%
Best Buy Co., Inc.	5,619,284	445,496,835
Buckle, Inc.	862,709	48,725,804
Home Depot, Inc.	6,976,961	2,490,216,920
Signet Jewelers Ltd.	1,176,447	117,832,932
		3,102,272,491

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.3%
Carter's, Inc.	1,036,338	33,069,546
Ethan Allen Interiors, Inc.	661,182	15,630,343
Oxford Industries, Inc.	404,739	15,444,840
Whirlpool Corp. (a)	1,597,961	123,602,283
		187,747,012

Consumer Services 1.1%
Darden Restaurants, Inc.	3,345,914	600,859,236
Vail Resorts, Inc.	1,062,148	148,923,771
Wendy's Co.	4,521,913	38,210,165
		787,993,172

Consumer Staples Distribution & Retail 1.7%
Target Corp.	12,989,967	1,177,150,809

Energy 19.2%
APA Corp.	10,228,822	255,413,685
Chevron Corp.	17,996,819	2,719,859,256
ConocoPhillips	30,053,642	2,665,457,509
Coterra Energy, Inc.	21,817,556	585,583,203
EOG Resources, Inc.	15,609,503	1,683,484,899
Halliburton Co.	24,375,245	639,118,924
HF Sinclair Corp.	4,546,222	240,540,606
Murphy Oil Corp.	3,835,762	123,012,887
ONEOK, Inc.	18,004,254	1,311,069,776
Ovintiv, Inc.	7,348,494	300,994,314
SLB Ltd.	42,653,820	1,545,774,437
Valero Energy Corp.	8,881,301	1,569,858,765
		13,640,168,261

Financial Services 2.0%
Artisan Partners Asset Management, Inc., Class A	2,014,708	83,570,088
Cohen & Steers, Inc.	789,705	49,948,841
Federated Hermes, Inc.	2,113,138	106,016,133
Janus Henderson Group PLC	3,567,450	155,933,240
Moelis & Co., Class A	2,120,687	136,084,485
Radian Group, Inc.	3,872,407	137,664,069
T. Rowe Price Group, Inc.	6,281,484	643,098,332
Virtus Investment Partners, Inc.	182,014	29,047,614
Western Union Co.	9,233,365	81,161,278
		1,422,524,080

Food, Beverage & Tobacco 15.2%
Altria Group, Inc.	42,692,148	2,519,263,654
Archer-Daniels-Midland Co.	13,736,088	834,329,985
Coca-Cola Co.	41,231,733	3,014,864,317
Flowers Foods, Inc.	5,562,280	59,683,264
General Mills, Inc.	15,286,260	723,804,411
Hershey Co.	4,234,374	796,401,062
PepsiCo, Inc.	19,137,360	2,846,490,926
		10,794,837,619

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.5%
Interparfums, Inc.	521,711	42,399,453
Kimberly-Clark Corp.	9,485,327	1,035,038,882
		1,077,438,335

Insurance 2.6%
American Financial Group, Inc.	1,978,863	272,529,013
AMERISAFE, Inc.	540,930	22,069,944
Cincinnati Financial Corp.	4,470,671	749,239,753
CNA Financial Corp.	618,208	28,901,224
Fidelity National Financial, Inc.	7,302,256	433,973,074
Unum Group	4,479,591	340,314,528
		1,847,027,536

Materials 2.7%
Amcor PLC	65,907,897	561,535,282
CF Industries Holdings, Inc.	4,630,682	364,434,673
FMC Corp.	3,571,402	51,035,335
Huntsman Corp.	4,677,505	48,739,602
LyondellBasell Industries NV, Class A	7,356,534	360,396,601
Packaging Corp. of America	2,554,966	521,391,912
		1,907,533,405

Media & Entertainment 0.2%
Nexstar Media Group, Inc.	814,709	156,538,187

Pharmaceuticals, Biotechnology & Life Sciences 18.2%
AbbVie, Inc.	13,426,686	3,057,256,402
Amgen, Inc.	10,021,411	3,461,996,644
Bristol-Myers Squibb Co.	58,191,522	2,863,022,883
Merck & Co., Inc.	33,791,612	3,542,374,686
		12,924,650,615

Semiconductors & Semiconductor Equipment 3.8%
Skyworks Solutions, Inc.	4,243,444	279,855,132
Texas Instruments, Inc.	14,532,425	2,445,371,154
		2,725,226,286

Technology Hardware & Equipment 4.5%
Cisco Systems, Inc.	42,036,024	3,234,251,687

Telecommunication Services 3.8%
Verizon Communications, Inc.	65,033,780	2,673,538,696

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.8%
United Parcel Service, Inc., Class B	21,042,911	2,015,700,445

Utilities 0.0%
Clearway Energy, Inc., Class A	987,063	33,757,555
Total Common Stocks (Cost $66,574,655,700)		70,920,992,562

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (b)	10,252,436	10,252,436
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (b)(c)	13,918,450	13,918,450
		24,170,886
Total Short-Term Investments (Cost $24,170,886)		24,170,886
Total Investments in Securities (Cost $66,598,826,586)		70,945,163,448

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/19/25	778	185,720,270	3,436,341
S&P 400 Mid-Cap Index, e-mini, expires 12/19/25	100	33,144,000	1,222,108
			4,658,449

(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,373,815.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$70,920,992,562	$—	$—	$70,920,992,562
Short-Term Investments[1]	24,170,886	—	—	24,170,886
Futures Contracts[2]	4,658,449	—	—	4,658,449
Total	$70,949,821,897	$—	$—	$70,949,821,897

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89948NOV25